     As filed with the Securities and Exchange Commission on April 28, 2005


                                                             File Nos. 333-96773
                                                                       811-08306

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment No.
                                                                              []

Post-Effective Amendment No. 5
                                                                             [x]

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                              []
Amendment No. 40
                                                                             [x]

                        (Check Appropriate Box or Boxes)


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                           (Exact Name of Registrant)


                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)

200 Park Avenue New York, NY
                                                                         10166

(Address of Depositor's Principal Executive Offices)                     (Zip
                                                                          Code)

              (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                   First MetLife Investors Insurance Company
                            22 Corporate Plaza Drive
                            Newport Beach, CA 92660
                                 (949) 629-1317

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2415
                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[] immediately upon filing pursuant to paragraph (b) of Rule 485.


[x] on May 1, 2005 pursuant to paragraph (b) of Rule 485.


[] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2005
                                       TO
                          PROSPECTUS DATED MAY 1, 2005

This supplements the prospectuses, dated May 1, 2005, for the Class AA product issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company (the "Companies").

After the close of business on April 29, 2005, the Companies substituted the SVS Dreman Small Cap Value Portfolio--Class A for the Third Avenue Small Cap Value Portfolio--Class A of Met Investors Series Trust. The Third Avenue Small Cap Value Portfolio has been added to the Contract solely to receive account values transferred from SVS Dreman Small Cap Value Portfolio pursuant to the substitution. The Third Avenue Small Cap Value Portfolio is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs). The information provided is for the year ended December 31, 2004.

Third Avenue Small Cap Value Portfolio--Class A of Met Investors Series Trust

     a.   Subadviser: Third Avenue Management LLC
     b. Investment Objective: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.
     c. Investment Portfolio Expenses (as a percentage of average daily net assets)
          Management Fee: 0.75%
          12b-I/Services Fee: 0.00%
          Other Expenses: 0.12%
          Total Annual Portfolio Expenses: 0.87%
          Net Total Annual Portfolio Expenses: 0.87%

                                                                    SUPP-VITAA05

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2005
                                       TO
                          PROSPECTUS DATED MAY 1, 2005

This supplements the prospectuses, dated May 1, 2005, for the Class A and Class B products issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and First MetLife Investors Insurance Company (the "Companies").

After the close of business on April 29, 2005, the Companies merged the Met/Putnam Voyager Portfolio--Class B of the Metropolitan Series Fund, Inc. for the Jennison Growth Portfolio--Class B of the Metropolitan Series Fund, Inc. The Jennison Growth Portfolio has been added to the Contract solely to receive account values transferred from the Met/Putnam Voyager Portfolio pursuant to the merger. The Jennison Growth Portfolio--Class B is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs). The information provided is for the year ended December 31, 2004.

Jennison Growth Portfolio--Class B of Metropolitan Series Fund, Inc.

a.   Subadviser: Jennison Associates LLC
b. Investment Objective: The Jennison Growth Portfolio seeks long-term growth of capital.
c. Investment Portfolio Expenses (as a percentage of average daily net assets) Management Fee: 0.65%
     12b-1/Services Fee: 0.25%
     Other Expenses: 0.06%
     Total Annual Portfolio Expenses: 0.96%
     Net Total Annual Portfolio Expenses*: 0.96%

* Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that this investment portfolio achieved as a result of directed brokerage arrangements. The investment portfolio provided the information on its expenses, and we have not independently verified the information.

                                                                   SUPP-MERA&B05

                                                 -THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                                      FIRST METLIFE INVESTORS INSURANCE COMPANY


                                                                             AND


                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS VA


This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company
(First MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.


The annuity contract has 29 investment choices a fixed account which offers an interest rate which is guaranteed by us, and 28 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios. Effective for contracts issued on and after May 1, 2003, the fixed account is not available as an investment choice during the accumulation phase of the contract, except in connection with an enhanced dollar cost averaging program.



MET INVESTORS SERIES TRUST (CLASS B):
     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio
     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
       (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC.
(CLASS B OR CLASS E, AS NOTED):

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio

     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):
     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.

May 1, 2005


                                       1



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 40 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

o  are not bank deposits
o  are not FDIC insured
o  are not insured by any federal government agency
o  are not guaranteed by any bank or credit union
o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2005


                                       2


TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................................        4
HIGHLIGHTS .............................................        5
FEE TABLES AND EXAMPLES ................................        6
1. THE ANNUITY CONTRACT ................................       11
     Market Timing .....................................       11
2. PURCHASE ............................................       12
     Purchase Payments .................................       12
     Termination for Low Account Value .................       12
     Allocation of Purchase Payments ...................       12
     Free Look .........................................       13
     Accumulation Units ................................       13
     Account Value .....................................       13
     Replacement of Contracts ..........................       13
3. INVESTMENT OPTIONS ..................................       14
     Transfers .........................................       15
     Dollar Cost Averaging Programs ....................       18
     Three Month Market Entry Program ..................       19
     Automatic Rebalancing Program .....................       19
     Description of the MetLife Asset Allocation
       Program .........................................       20
     Voting Rights .....................................       20
     Substitution of Investment Options ................       20
4. EXPENSES ............................................       21
     Product Charges ...................................       21
     Account Fee .......................................       21
     Guaranteed Minimum Income Benefit - Rider
       Charge ..........................................       21
     Withdrawal Charge .................................       22
     Reduction or Elimination of the Withdrawal
       Charge ..........................................       22
     Premium and Other Taxes ...........................       23
     Transfer Fee ......................................       23
     Income Taxes ......................................       23
     Investment Portfolio Expenses .....................       23
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................................       24
     Annuity Date ......................................       24
     Annuity Payments ..................................       24
     Annuity Options ...................................       24


     Guaranteed Minimum Income Benefit .................       26
     Description of GMIB ...............................       26
     The GMIB and Qualified Contracts ..................       27
6. ACCESS TO YOUR MONEY ................................       28
     Systematic Withdrawal Program .....................       28
     Suspension of Payments or Transfers ...............       29
7. PERFORMANCE .........................................       29
8. DEATH BENEFIT .......................................       29
     Upon Your Death ...................................       29
     Standard Death Benefit - Principal Protection .....       30
     Optional Death Benefit - Annual Step-Up ...........       30
     General Death Benefit Provisions ..................       30
     Spousal Continuation ..............................       31
     Death of the Annuitant ............................       31
     Controlled Payout .................................       31
9. FEDERAL INCOME TAX STATUS ...........................       31
     Taxation of Non-Qualified Contracts ...............       32
     Taxation of Qualified Contracts ...................       33
     Foreign Tax Credits ...............................       36
     Possible Tax Law Changes ..........................       36
10. OTHER INFORMATION ..................................       36
     First MetLife Investors ...........................       36
     The Separate Account ..............................       37
     Distributor .......................................       37
     Selling Firms .....................................       37
     Requests and Elections ............................       38
     Ownership .........................................       39
     Legal Proceedings .................................       40
     Financial Statements ..............................       40
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................................       40
APPENDIX A .............................................      A-1
     Condensed Financial Information ...................      A-1
APPENDIX B .............................................      B-1
     Participating Investment Portfolios ...............      B-1
APPENDIX C .............................................      C-1
     EDCA Examples with Multiple Purchase Payments......      C-1


                                       3

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value..............................................................13
Accumulation Phase.........................................................11
Accumulation Unit..........................................................13
Annuitant..................................................................39
Annuity Date...............................................................24
Annuity Options............................................................24
Annuity Payments...........................................................24

Annuity Units..............................................................24

Beneficiary................................................................39
Business Day...............................................................12
Fixed Account..............................................................11
Income Base................................................................26
Income Phase...............................................................11
Investment Portfolios......................................................14
Joint Owners...............................................................39
Owner......................................................................39
Purchase Payment...........................................................12
Separate Account...........................................................37

                                       4


HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and (excludes the accumulation phase for contracts issued on and after May 1, 2003) the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the guaranteed minimum income benefit ("GMIB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it. You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (E.G.

, a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.


                                       5


FEE TABLES AND EXAMPLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)          7%
(as a percentage of purchase
payments)
TRANSFER FEE (Note 2)               $0 (First 12 per year)
                                    $25 (Thereafter)


--------------------------------------------------------------------------------
Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -
Withdrawal Charge.")


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE*




ACCOUNT FEE (Note 1)          $30
GUARANTEED MINIMUM            0.50% of Income
INCOME BENEFIT (GMIB)         Base (Note 2)
RIDER CHARGE




SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge                          1.05%
Administration Charge                                 0.25%
                                                      ----
Total Separate Account Annual Expenses                1.30%
Death Benefit Rider Charges (Optional)
   (as a percentage of average account value in
   the Separate Account)
Optional Death Benfit - Annual Step-Up                0.20%

--------------------------------------------------------------------------------
Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) -
Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

*Certain periodic fees and expenses for contracts issued before May 1, 2004, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.


                                       6

--------------------------------------------------------------------------------


Total Annual Portfolio               Minimum        Maximum
                                     ----           ----
Expenses (expenses that are           0.55%          1.39%
deducted from investment
portfolio assets, including
management fees, 12b-1/service
fees, and other expenses)**



--------------------------------------------------------------------------------
** These expenses include the estimated total annual operating expenses of the MetLife asset allocation portfolios, as well as the weighted average of the underlying investment portfolios (before applicable expense limitations) according to the allocation targets in place as of May 1, 2005.


FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."


                                       7

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.





                                                           MANAGEMENT        12B-1/SERVICE
                                                              FEES                FEES
                                                          ------------      ---------------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.73%              0.25%
 Met/AIM Small Cap Growth Portfolio(1)                       0.90%              0.25%
 Goldman Sachs Mid-Cap Value Portfolio                        0.75%              0.25%
 Harris Oakmark International Portfolio(1)                   0.84%              0.25%
 Janus Aggressive Growth Portfolio(1)                         0.68%              0.25%
 Lord Abbett Bond Debenture Portfolio                        0.52%              0.25%
 Lord Abbett Growth and Income Portfolio(1)                   0.52%              0.25%
 MFS (Reg. TM) Research International Portfolio(1)           0.77%              0.25%
 Neuberger Berman Real Estate Portfolio                       0.70%              0.25%
 Oppenheimer Capital Appreciation                            0.60%              0.25%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.50%              0.25%
 PIMCO Total Return Portfolio                                0.50%              0.25%
 RCM Global Technology Portfolio                              0.90%              0.25%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.75%              0.25%
 Third Avenue Small Cap Value Portfolio                       0.75%              0.25%
 Turner Mid-Cap Growth Portfolio                             0.80%              0.25%
 Van Kampen Comstock Portfolio(2)                             0.65%              0.25%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.35%              0.25%
 Davis Venture Value Portfolio                               0.72%              0.15%
 Harris Oakmark Focused Value Portfolio                       0.73%              0.25%
 Jennison Growth Portfolio                                   0.65%              0.25%
 MetLife Stock Index Portfolio                                0.25%              0.25%
 Salomon Brothers U.S. Government Portfolio                  0.55%              0.25%



                                                                                                                     NET
                                                                                TOTAL          CONTRACTUAL          TOTAL
                                                                                ANNUAL           EXPENSE           ANNUAL
                                                              OTHER           PORTFOLIO          SUBSIDY          PORTFOLIO
                                                           EXPENSES(1)         EXPENSES        OR DEFERRAL         EXPENSE
                                                          -------------      -----------      -------------      ----------
MET INVESTORS SERIES TRUST
 Met/AIM Mid Cap Core Equity Portfolio(1)                     0.10%             1.08%             0.00%             1.08%
 Met/AIM Small Cap Growth Portfolio(1)                       0.14%             1.29%             0.00%             1.29%
 Goldman Sachs Mid-Cap Value Portfolio                        0.14%             1.14%             0.00%             1.14%
 Harris Oakmark International Portfolio(1)                   0.14%             1.23%             0.00%             1.23%
 Janus Aggressive Growth Portfolio(1)                         0.14%             1.07%             0.00%             1.07%
 Lord Abbett Bond Debenture Portfolio                        0.06%             0.83%             0.00%             0.83%
 Lord Abbett Growth and Income Portfolio(1)                   0.05%             0.82%             0.00%             0.82%
 MFS (Reg. TM) Research International Portfolio(1)           0.30%             1.32%             0.07%             1.25%
 Neuberger Berman Real Estate Portfolio                       0.03%             0.98%             0.00%             0.98%
 Oppenheimer Capital Appreciation                            0.10%             0.95%             0.00%             0.95%
 Portfolio(1)
 PIMCO Inflation Protected Bond Portfolio                     0.06%             0.81%             0.00%             0.81%
 PIMCO Total Return Portfolio                                0.06%             0.81%             0.00%             0.81%
 RCM Global Technology Portfolio                              0.01%             1.16%             0.00%             1.16%
 T. Rowe Price Mid-Cap Growth Portfolio(1)                   0.16%             1.16%             0.01%             1.15%
 Third Avenue Small Cap Value Portfolio                       0.07%             1.07%             0.00%             1.07%
 Turner Mid-Cap Growth Portfolio                             0.05%             1.10%             0.00%             1.10%
 Van Kampen Comstock Portfolio(2)                             0.13%             1.03%             0.00%             1.03%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio                             0.07%             0.67%             0.01%             0.66%
 Davis Venture Value Portfolio                               0.06%             0.93%             0.00%             0.93%
 Harris Oakmark Focused Value Portfolio                       0.05%             1.03%             0.00%             1.03%
 Jennison Growth Portfolio                                   0.06%             0.96%             0.00%             0.96%
 MetLife Stock Index Portfolio                                0.05%             0.55%             0.01%             0.54%
 Salomon Brothers U.S. Government Portfolio                  0.09%             0.89%             0.00%             0.89%




                                                  MANAGEMENT        12B-1/SERVICE           OTHER
                                                     FEES                FEES            EXPENSES(1)
                                                 ------------      ---------------      -------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)            0.10%              0.25%               0.36%
 MetLife Moderate Strategy Portfolio(3)              0.10%              0.25%               0.10%
 MetLife Balanced Strategy Portfolio(3)             0.08%              0.25%               0.03%
 MetLife Growth Strategy Portfolio(3)                0.08%              0.25%               0.04%
 MetLife Aggressive Strategy Portfolio(3)           0.10%              0.25%               0.17%



                                                                                                         NET TOTAL
                                                                                                          ANNUAL
                                                                                                         PORTFOLIO
                                                                                                         EXPENSES
                                                                                         NET             INCLUDING
                                                    TOTAL          CONTRACTUAL          TOTAL            ESTIMATED
                                                    ANNUAL           EXPENSE            ANNUAL          EXPENSES OF
                                                  PORTFOLIO          SUBSIDY          PORTFOLIO         UNDERLYING
                                                   EXPENSES        OR DEFERRAL         EXPENSE         PORTFOLIOS(3)
                                                 -----------      -------------      -----------      --------------
 MET INVESTORS SERIES TRUST - ASSET
 ALLOCATION PORTFOLIOS
 MetLife Defensive Strategy Portfolio(3)           0.71%             0.36%             0.35%              1.03%
 MetLife Moderate Strategy Portfolio(3)             0.45%             0.10%             0.35%              1.06%
 MetLife Balanced Strategy Portfolio(3)            0.36%             0.01%             0.35%              1.10%
 MetLife Growth Strategy Portfolio(3)               0.37%             0.02%             0.35%              1.15%
 MetLife Aggressive Strategy Portfolio(3)          0.52%             0.17%             0.35%              1.18%


                                       8


The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2006 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2004.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.05% for the Met/AIM Mid Cap Core Equity Portfolio; 0.06% for the Met/AIM Small Cap Growth Portfolio; 0.01% for the Harris Oakmark International Portfolio; 0.07% for the Janus Aggressive Growth Portfolio; 0.02% for the Lord Abbett Growth and Income Portfolio; 0.14% for the MFS (Reg. TM) Research International Portfolio; 0.04% for the Oppenheimer Capital Appreciation Portfolio; and 0.09% for the T. Rowe Price Mid-Cap Growth Portfolio.

(2) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2005.

(3) Total Annual Portfolio Expenses for the MetLife Defensive Strategy

    Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy

    Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive

    Strategy Portfolio are annualized based on the months the portfolios were in operation in 2004. All of the portfolios commenced operations on

    November 3, 2004. Because the portfolios invest in other underlying portfolios, each portfolio also will bear its pro rata portion of the operating expenses of the underlying investment portfolios in which the portfolio invests, including the management fee, which is not reflected in the above table. The estimated expenses of the underlying portfolios

    (after applicable expense limitations) according to the allocation targets
     -----
    in place as of the date of this prospectus are: 0.68% for the MetLife

    Defensive Strategy Portfolio; 0.71% for the MetLife Moderate Strategy

    Portfolio; 0.75% for the MetLife Balanced Strategy Portfolio; 0.80% for

    the MetLife Growth Strategy Portfolio; and 0.83% for the MetLife

    Aggressive Strategy Portfolio. The estimated total annual operating expenses of the portfolios, including the weighted average of the total operating expenses of the underlying investment portfolios (before
                                                                ------
    applicable expense limitations) according to the allocation targets in place as of the date of this prospectus are: 1.39% for the MetLife Defensive Strategy Portfolio; 1.16% for the MetLife Moderate Strategy Portfolio; 1.11% for the MetLife Balanced Strategy Portfolio; 1.17% for the MetLife Growth Strategy Portfolio; and 1.35% for the MetLife Aggressive Strategy Portfolio. Therefore, contract owners may be able to realize lower aggregate expenses by investing directly in the underlying investment portfolios instead of the portfolios. A contract owner who chooses to invest directly in the underlying investment portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of the target allocations.)



                                       9

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). THE WEIGHTED AVERAGE (BEFORE APPLICABLE EXPENSE LIMITATIONS) OF 1.39% FOR THE METLIFE DEFENSIVE STRATEGY PORTFOLIO IS USED AS THE INVESTMENT PORTFOLIO WITH THE MAXIMUM FEES AND EXPENSES IN THE EXAMPLES BELOW. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Guaranteed Minimum Income Benefit rider, which is the most expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,188.13          (a)$1,902.79          (a)$2,542.65          (a)$4,167.91
      (b)$1,104.53          (b)$1,655.96          (b)$2,138.43          (b)$3,400.71


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$388.13          (a)$1,182.79          (a)$2,002.65          (a)$4,167.91
       (b)$304.53            (b)$935.96          (b)$1,598.43          (b)$3,400.71


CHART 2. Chart 2 below assumes that you do not select the optional death benefit rider or the Guaranteed Minimum Income Benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$975.75          (a)$1,385.36          (a)$1,800.02          (a)$3,043.56
       (b)$891.64          (b)$1,132.56          (b)$1,378.20          (b)$2,200.66


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                   Time Periods
       1 year                3 years              5 years               10 years
-------------------       -------------       ---------------       ---------------
       (a)$275.75          (a)$845.36          (a)$1,440.02          (a)$3,043.56
       (b)$191.84          (b)$592.56          (b)$1,018.20          (b)$2,200.66


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

                                       10

1. THE ANNUITY CONTRACT
This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


Except as described below, the contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.


EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE DURING THE ACCUMULATION PHASE OF THE CONTRACT, EXCEPT IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM, AND NO TRANSFER WILL BE PERMITTED INTO THE FIXED ACCOUNT UNTIL THE INCOME PHASE OF THE CONTRACT. ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT DURING THE ACCUMULATION PHASE (EXCEPT FOR THE ENHANCED DOLLAR COST AVERAGING PROGRAM) SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."


                                       11

2. PURCHASE
PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract unless you have elected an electronic funds transfer program approved by us, in which case the minimum initial purchase payment for a non-qualified contract is $500.

o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to


                                       12

keep it until we get all of the necessary information. (See "Requests and Elections.")

FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:
   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

From time to time, we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. With respect to exchanges from certain of our variable annuity contracts to this contract, the account value of this contract attributable to the exchanged assets will not be subjected to any withdrawal charge or be eligible for enhanced dollar cost averaging. Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described


                                       13

in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 28 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or



                                       14


subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

Each of the Met Investors Series Trust and Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor".) The payments are deducted from assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove an investment portfolio or limit it availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.



MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     Met/AIM Mid Cap Core Equity Portfolio
     Met/AIM Small Cap Growth Portfolio
     Goldman Sachs Mid-Cap Value Portfolio

     Harris Oakmark International Portfolio
     Janus Aggressive Growth Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio

     Oppenheimer Capital Appreciation Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio
     RCM Global Technology Portfolio
         (formerly PIMCO PEA Innovation Portfolio)
     T. Rowe Price Mid-Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid-Cap Growth Portfolio
     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Money Market Portfolio

     Davis Venture Value Portfolio (Class E)
     Harris Oakmark Focused Value Portfolio
     Jennison Growth Portfolio
     MetLife Stock Index Portfolio

     Salomon Brothers U.S. Government Portfolio


MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contracts:

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio


TRANSFERS

GENERAL. You can transfer a portion of your account value among the fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that


                                       15


each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.

o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

o  The credited interest rate is equal to the guaranteed minimum rate;

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after


                                       16


4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS (Reg. TM) Research International, and Third Avenue Small Cap Value Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have



                                       17


adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase Payment -
Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase -



                                       18

Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.

o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


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EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.

METLIFE ASSET ALLOCATION PORTFOLIOS
-----------------------------------

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. Approximately every 90 days, the portfolios will be rebalanced to their previously established target allocations. (See the fund prospectus for a description of the target allocations.)

Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of


                                       20

purchase payments or account value, or both, at any time in our sole discretion.



4. EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the Mortality and Expense Charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select the following death benefit rider, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:


      Annual Step-Up Death Benefit        0.20%

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) rider which you can select when you purchase the contract. If you select the GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the income base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")



                                       21


The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.    The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB annuity payments. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer,


                                       22


director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of the investment portfolios.


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5.  ANNUITY PAYMENTS
        (THE INCOME PHASE)
ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:



1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the performance of the investment portfolios you selected.


At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.



                                       24


If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied. This annuity option permits withdrawal of a commuted value. (See "Federal Income Tax Status - Other Tax Issues.")


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status".)



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to



                                       25

your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you can elect the Guaranteed Minimum Income Benefit ("GMIB") rider.


It is important to recognize that the GMIB does not establish or guarantee your account value or a minimum return for any investment portfolio, and the "income base" that is guaranteed by the GMIB is not available for cash withdrawals. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.


The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

DESCRIPTION OF GMIB

You can only elect the GMIB at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payments and charges for the GMIB rider.

OWNERSHIP. While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract,


                                       26

then annuitant will be deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

Upon the exercise of the GMIB, your annuity payments will be the greater of:

o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:




  Age at Annuitization                  Guarantee Period
---------------------------------       -----------------
           80                                   9
           81                                   8
           82                                   7
           83                                   6
        84 and 85                               5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:


o The date you elect to receive annuity payments either under the GMIB rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o  The date you make a complete withdrawal of your account value;


o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.


First MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB rider terminates, the corresponding GMIB rider charge terminates.


THE GMIB AND QUALIFIED CONTRACTS


The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.


Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your registered representative or tax adviser prior to electing a GMIB rider.



                                       27


In view of applicable tax requirements, the GMIB rider is not available for purchase under a decedent's IRA when the owner died in or after the year in which he or she attains age 701/2.




6. ACCESS TO YOUR MONEY
You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive annuity payments; or

(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any applicable withdrawal charge,

o  less any premium or other tax,

o  less any account fee, and

o  less any applicable pro rata GMIB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.

o You must submit a request to our Annuity Service Center. (See "Requests and Elections.")

o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


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SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. PERFORMANCE
We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge or GMIB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, (including death benefit rider charges) account fee, withdrawal charge, GMIB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the guaranteed minimum income benefit rider using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



8. DEATH BENEFIT
UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable.



                                       29


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a


                                       30

period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond her or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax laws also generally allows distributions to begin by the year in which the annuitant would have reached 701/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60-day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy required minimum distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.



9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement


                                       31

program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (E.G., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 591/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain



                                       32


adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held



                                       33

in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general


                                       34

creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 591/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 591/2.

o The possibility that the exercise of the commutations feature could adversely affect the amount excluded



                                       35


     from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.



10. OTHER INFORMATION
FIRST METLIFE INVESTORS


First MetLife Investors was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife. MetLife is a leading provider of insurance and financial products and services to individual and group customers. First MetLife Investors is licensed to do business only in the State of New York.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


                                       36

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, CA 92660, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The sales representatives and managers of our affiliates may be eligible for additional cash compensation such as bonuses, stock options, training allowances, supplemental salary, payments based on a percentage of the contract's account value, financing arrangements, medical and other insurance benefits, retirement benefits and other benefits. The amount of this additional compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by First MetLife Investors and its affiliates. Sales representatives of affiliates must meet a minimum level of sales of proprietary products in order to maintain their eligibility for the additional cash compensation. Sales representatives and managers of our affiliates are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes and awards.

Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

The Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. A group of selected selling firms receive additional compensation, which may include marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their account representatives in accordance with their internal



                                       37

compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 7% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2004, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.


Requests for service may be made:

o  Through your registered representative

o By telephone at 1-800-343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or

                                       38

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer systems, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.



                                       39


LEGAL PROCEEDINGS

First MetLife Investors like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. First MetLife Investors does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Custodian
     Legal Matters
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Condensed Financial Information
     Financial Statements

                                       40

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1 -  Contracts with the Standard Death Benefit - Principal Protection
         (total separate account product charges, applicable on and after May 1, 2003, equal 1.30% on an annual basis)




                   1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998932            11.979835           15,562.1884
=============                                              ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.751972            11.763336           32,782.5383
   01/01/2004                                             11.763336            13.994100           66,536.8276
=============                                             =========            =========           ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.505944             6.717278           24,187.0156
   01/01/2004                                              6.717278             7.189929           45,289.7138
=============                                             =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.697264            16.114631           22,368.8470
   01/01/2004                                             16.114631            17.204948           57,846.7109
=============                                             =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.555426            43.114082            8,858.7271
   01/01/2004                                             43.114082            47.937816           19,815.5006
=============                                             =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.334391             9.497588            8,656.8333
   01/01/2004                                              9.497588            11.208267           42,372.8417
=============                                             =========            =========           ===========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.728989            12.034528            8,267.6776
   01/01/2004                                             12.034528            13.589483           13,955.8695
=============                                             =========            =========           ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.707674            11.610242            3,910.1492
   01/01/2004                                             11.610242            12.197049           28,881.6253
=============                                             =========            =========           ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                    1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       11/19/2004
=============                                            ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                                6.425734             7.727655            2,435.0757
   01/01/2004                                                7.727655             7.945595            9,937.7990
=============                                                ========             ========            ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                               10.096666            10.032199            2,723.3611
   01/01/2004                                               10.032199             9.965778            3,168.1420
=============                                               =========            =========            ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                                9.998932            12.842253           20,037.6945
=============                                               =========            =========           ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.545686             7.969640           83,749.7423
   01/01/2004                                                7.969640             8.370190          146,378.6929
=============                                               =========            =========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.442908           24,338.3364
   01/01/2004                                               10.442908            11.236502           72,996.7042
=============                                               =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.613154            11.687477           25,260.2110
   01/01/2004                                               11.687477            12.110712           56,067.7304
=============                                               =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.305316             4.602892            1,569.9451
   01/01/2004                                                4.602892             4.347370           17,553.8045
=============                                               =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.758231             6.128422           75,363.2122
   01/01/2004                                                6.128422             7.127233           88,995.1559
=============                                               =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.471513            11.488494           27,411.8911
   01/01/2004                                               11.488494            14.345408           50,250.5819
=============                                               =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998932            11.122514           12,062.7087
=============                                               =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.556367            10.781850           62,728.9812
   01/01/2004                                               10.781850            11.934370          132,380.2910
=============                                               =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.939577            13.989331           14,018.1285
   01/01/2004                                               13.989331            15.141040           22,988.4454
=============                                               =========            =========          ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                           1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                          to       12/31/2003
   01/01/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATGEY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                             8.069248             9.762009
   01/01/2004                                                             9.762009            10.496784
=============                                                             ========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                             8.627802            10.460062
   01/01/2004                                                            10.460062            11.385874
=============                                                            =========            =========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.303038            10.693251
=============                                                            =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.103167            10.397106
=============                                                            =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.943271            10.113107
=============                                                            =========            =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.243077            10.608115
=============                                                            =========            =========
 METLIFE MODERATE STRATGEY SUB-ACCOUNT
   11/22/2004                                                            10.013225            10.233375
=============                                                            =========            =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                           12,547.3536
   01/01/2004                                                           43,903.5479
=============                                                           ===========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                            3,408.5577
   01/01/2004                                                           60,786.3628
=============                                                           ===========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           20,810.8803
=============                                                           ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                         118,310.5240
=============                                                         =============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          -
=============                                                         =============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          66,044.4028
=============                                                         =============
 METLIFE MODERATE STRATGEY SUB-ACCOUNT
   11/22/2004                                                          52,379.0902
=============                                                         =============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2 - Contracts with the Annual Step-Up Death Benefit (total separate account product charges, applicable on and after May 1, 2003, equal 1.50% on a annual basis)




                   1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       11/19/2004
=============                                          ====      ==========
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                           to       12/31/2003
   01/01/2004                                           to       12/31/2004
=============                                          ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                           to       12/31/2004
=============                                          ====      ==========



                                                                                                    NUMBER OF
                                                         ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                        UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                         BEGINNING OF            END OF           OUTSTANDING AT
                                                            PERIOD               PERIOD           END OF PERIOD
                                                       ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004                                              9.998767            11.963775           38,424.4958
=============                                              ========            =========           ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              8.751972            11.747643           34,157.1560
   01/01/2004                                             11.747643            13.947450          147,792.8311
=============                                             =========            =========          ============
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003                                              5.505944             6.708323           44,014.3676
   01/01/2004                                              6.708323             7.165960          153,692.0100
=============                                             =========            =========          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003                                             14.697264            16.093112           28,403.8512
   01/01/2004                                             16.093112            17.147561           88,505.9689
=============                                             =========            =========          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003                                             34.555426            43.056580           20,314.9286
   01/01/2004                                             43.056580            47.778007           62,237.9798
=============                                             =========            =========          ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003                                              7.334391             9.484912           13,469.2995
   01/01/2004                                              9.484912            11.170897           91,186.4513
=============                                             =========            =========          ============
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
   05/01/2003                                              9.728989            12.018475           19,336.0705
   01/01/2004                                             12.018475            13.544176           30,809.3628
=============                                             =========            =========          ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003                                              8.707674            11.594771           18,168.9416
   01/01/2004                                             11.594771            12.156391           87,057.4608
=============                                             =========            =========          ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003                                              6.425734             7.717350            4,144.2426
   01/01/2004                                              7.717350             7.920970           12,969.9830
=============                                             =========            =========          ============
 MONEY MARKET SUB-ACCOUNT
   05/01/2003                                             10.096666            10.018792           11,649.1301
   01/01/2004                                             10.018792             9.932521           47,476.6178
=============                                             =========            =========          ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004                                              9.998767            12.825046           31,900.2555
=============                                             =========            =========          ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                             to       12/31/2003
   01/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003                                                6.545686             7.959003           79,052.3023
   01/01/2004                                                7.959003             8.342276          214,788.6867
=============                                                ========             ========          ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003                                               10.000000            10.428951           47,436.4746
   01/01/2004                                               10.428951            11.199010          150,730.7460
=============                                               =========            =========          ============
 PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003                                               11.613154            11.671860           33,732.9188
   01/01/2004                                               11.671860            12.070302           88,280.1840
=============                                               =========            =========          ============
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
   05/01/2003                                                3.305316             4.596762           19,989.9653
   01/01/2004                                                4.596762             4.332878           84,263.8943
=============                                               =========            =========          ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003                                                4.758231             6.120250           49,107.4546
   01/01/2004                                                6.120250             7.103474           89,562.8713
=============                                               =========            =========          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003                                                8.471513            11.473181           28,200.5254
   01/01/2004                                               11.473181            14.297607          107,238.2308
=============                                               =========            =========          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                9.998767            11.107592           38,192.4908
=============                                               =========            =========          ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003                                                8.556367            10.767472           42,281.5178
   01/01/2004                                               10.767472            11.894586          247,828.3455
=============                                               =========            =========          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                               10.939577            13.970674           30,219.0579
   01/01/2004                                               13.970674            15.090555           87,539.3227
=============                                               =========            =========          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.069248             9.748996           29,795.5290
   01/01/2004                                                9.748996            10.461794          114,553.0550
=============                                               =========            =========          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003                                                8.627802            10.446114           13,962.6771
   01/01/2004                                               10.446114            11.347920           50,060.8226
=============                                               =========            =========          ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                           1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                          to       12/31/2004
=============                                                         ====      ==========



                                                                        ACCUMULATION         ACCUMULATION
                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                        BEGINNING OF            END OF
                                                                           PERIOD               PERIOD
                                                                      ---------------      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.301967           10.689858
=============                                                            =========           =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.102117           10.393805
=============                                                            =========           =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             9.942236           10.109895
=============                                                            =========           =========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.242012           10.604748
=============                                                            =========           =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            10.012183           10.230125
=============                                                            =========           =========



                                                                         NUMBER OF
                                                                        ACCUMULATION
                                                                           UNITS
                                                                       OUTSTANDING AT
                                                                       END OF PERIOD
                                                                      ---------------
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           58,923.6848
=============                                                           ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                           99,788.8796
=============                                                           ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                            5,486.0949
=============                                                           ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                                          263,501.9373
=============                                                          ============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           42,827.9432
=============                                                          ============

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B):

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:


MET/AIM MID CAP CORE EQUITY PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO


SUBADVISER: Neuberger Berman Management, Inc.


INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.



                                      B-1



RCM GLOBAL TECHNOLOGY PORTFOLIO (formerly, PIMCO PEA Innovation Portfolio)

SUBADVISER: RCM Capital Management, LLC (formerly, PEA Capital LLC)

INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.



                                      B-2



METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc

INVESTMENT OBJECTIVE: The Salomon Brothers U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B):

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.



                                      B-3

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS
In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA
The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                12000                   2000                  10000                10000
    2                                        2000                   8095                 8095
    3                                        2000                   6172                 6172
    4                 6000                   3000                   9230                 3230               6000
    5                                        3000                   6309                  261               6048
    6                                        3000                   3359                    0               3359
    7                                        3000                    386                    0                386
    8                                         389                      0                    0                  0
    9                                           0                      0                    0                  0
   10                                           0                      0                    0                  0
   11                                           0                      0                    0                  0
   12                                           0                      0                    0                  0
   13                                           0                      0                    0                  0
   14                                           0                      0                    0                  0
   15                                           0                      0                    0                  0


                                      C-1

12-MONTH EDCA
The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                24000                   2000                  22000                22000
    2                                        2000                  20209                20209
    3                                        2000                  18401                18401
    4                                        2000                  16575                16575
    5                                        2000                  14732                14732
    6                12000                   3000                  23872                11872              12000
    7                                        3000                  21801                 8985              12096
    8                                        3000                  18262                 6070              12192
    9                                        3000                  15417                 3128              12289
   10                                        3000                  12545                  157              12387
   11                                        3000                   9645                    0               9645
   12                                        3000                   6722                    0               6722
   13                                        3000                   3776                    0               3776
   14                                        3000                    806                    0                806
   15                                         812                      0                    0                  0

                                       --

                                                 -THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                                      FIRST METLIFE INVESTORS INSURANCE COMPANY


                                                                             AND


                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS AA


This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company
(First MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.


The annuity contract has 39 investment choices a fixed account which offers an interest rate which is guaranteed by us, and 38 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios. Effective for contracts issued on and after May 1, 2003, the fixed account is not available as an investment choice during the accumulation phase of the contract, except in connection with an enhanced dollar cost averaging program.


AIM VARIABLE INSURANCE FUNDS
(SERIES II):
       AIM V.I. Capital Appreciation Fund

       AIM V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):
       VIP Equity-Income Portfolio

       VIP Growth Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund


MET INVESTORS SERIES TRUST (CLASS B):

     Met/AIM Small Cap Growth Portfolio
     Janus Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio

     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio
     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio
     Met/Putnam Capital Opportunities Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio
     Van Kampen Comstock Portfolio


METROPOLITAN SERIES FUND, INC.
(CLASS B OR CLASS E, AS NOTED):
     BlackRock Bond Income Portfolio
       (formerly, State Street Research Bond Income Portfolio)
     BlackRock Money Market Portfolio
     BlackRock Strategic Value Portfolio
       (formerly, State Street Research Aurora Portfolio)

     Capital Guardian U.S. Equity Portfolio

     Davis Venture Value Portfolio (Class E)
     FI International Stock Portfolio

     Franklin Templeton Small Cap Growth Portfolio
     Jennison Growth Portfolio

     MFS (Reg. TM)Investors Trust Portfolio
     MetLife Stock Index Portfolio
     Salomon Brothers Strategic Bond Opportunities Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):
     PIMCO VIT High Yield Portfolio
     PIMCO VIT Low Duration Portfolio
     PIMCO VIT StocksPLUS Growth and Income Portfolio


PUTNAM VARIABLE TRUST (CLASS IB):
     Putnam VT Growth and Income Fund
     Putnam VT Vista Fund


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.

May 1, 2005


                                       1



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 40 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

o  are not bank deposits
o  are not FDIC insured
o  are not insured by any federal government agency
o  are not guaranteed by any bank or credit union
o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2005


                                       2


TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................................        4
HIGHLIGHTS .............................................        6
FEE TABLES AND EXAMPLES ................................        7
1. THE ANNUITY CONTRACT ................................       11
     Market Timing .....................................       11
2. PURCHASE ............................................       12
     Purchase Payments .................................       12
     Termination for Low Account Value .................       12
     Allocation of Purchase Payments ...................       12
     Free Look .........................................       13
     Accumulation Units ................................       13
     Account Value .....................................       13
     Replacement of Contracts ..........................       13
3. INVESTMENT OPTIONS ..................................       14
     Transfers .........................................       16
     Dollar Cost Averaging Programs ....................       18
     Three Month Market Entry Program ..................       20
     Automatic Rebalancing Program .....................       20
     Voting Rights .....................................       20
     Substitution of Investment Options ................       20
4. EXPENSES ............................................       21
     Product Charges ...................................       21
     Account Fee .......................................       21
     Guaranteed Minimum Income Benefit - Rider
       Charge ..........................................       21
     Withdrawal Charge .................................       22
     Reduction or Elimination of the Withdrawal
       Charge ..........................................       22
     Premium and Other Taxes ...........................       23
     Transfer Fee ......................................       23
     Income Taxes ......................................       23
     Investment Portfolio Expenses .....................       23
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................................       24
     Annuity Date ......................................       24
     Annuity Payments ..................................       24
     Annuity Options ...................................       24
     Guaranteed Minimum Income Benefit .................       26


     Description of GMIB ...............................       26
     The GMIB and Qualified Contracts ..................       27
6. ACCESS TO YOUR MONEY ................................       28
     Systematic Withdrawal Program .....................       28
     Suspension of Payments or Transfers ...............       29
7. PERFORMANCE .........................................       29
8. DEATH BENEFIT .......................................       29
     Upon Your Death ...................................       29
     Standard Death Benefit - Principal Protection .....       30
     Optional Death Benefit - Annual Step-Up ...........       30
     General Death Benefit Provisions ..................       30
     Spousal Continuation ..............................       31
     Death of the Annuitant ............................       31
     Controlled Payout .................................       31
9. FEDERAL INCOME TAX STATUS ...........................       31
     Taxation of Non-Qualified Contracts ...............       32
     Taxation of Qualified Contracts ...................       33
     Foreign Tax Credits ...............................       36
     Possible Tax Law Changes ..........................       36
10. OTHER INFORMATION ..................................       36
     First MetLife Investors ...........................       36
     The Separate Account ..............................       37
     Distributor .......................................       37
     Selling Firms .....................................       37
     Requests and Elections ............................       38
     Ownership .........................................       39
     Legal Proceedings .................................       40
     Financial Statements ..............................       40
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................................       40
APPENDIX A .............................................      A-1
     Condensed Financial Information ...................      A-1
APPENDIX B .............................................      B-1
     Participating Investment Portfolios ...............      B-1
APPENDIX C .............................................      C-1
     EDCA Examples with Multiple Purchase Payments......      C-1


                                       3

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value..............................................................13
Accumulation Phase.........................................................11
Accumulation Unit..........................................................13
Annuitant..................................................................40
Annuity Date...............................................................24
Annuity Options............................................................24
Annuity Payments...........................................................24

Annuity Units..............................................................24

Beneficiary................................................................39
Business Day...............................................................12
Fixed Account..............................................................11
Income Base................................................................26
Income Phase...............................................................11
Investment Portfolios......................................................14
Joint Owners...............................................................39
Owner......................................................................39
Purchase Payment...........................................................12
Separate Account...........................................................37

                                       4


                      This page intentionally left blank.


                                       5


HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and (excludes the accumulation phase for contracts issued on and after May 1, 2003) the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose fixed and variable income options. You can also select the guaranteed minimum income benefit ("GMIB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it. You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.


                                       6


FEE TABLES AND EXAMPLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE


WITHDRAWAL CHARGE (Note 1)          7%
(as a percentage of purchase
payments)
TRANSFER FEE (Note 2)               $0 (First 12 per year)
                                    $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -
Withdrawal Charge.")


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE*




ACCOUNT FEE (Note 1)          $30
GUARANTEED MINIMUM            0.50% of Income
INCOME BENEFIT (GMIB)         Base (Note 2)
RIDER CHARGE




SEPARATE ACCOUNT ANNUAL EXPENSES

(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge                   1.05%
Administration Charge                          0.25%
                                               ----
Total Separate Account Annual Expenses         1.30%
DEATH BENEFIT RIDER CHARGE (OPTIONAL)
   (as a percentage of average account value in
   the Separate Account)
Optional Death Benefit - Annual Step-up        0.20%

--------------------------------------------------------------------------------
Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) -
Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

*Certain periodic fees and expenses for contracts issued before May 1, 2004, are different. Certain fees and expenses may not apply during the income phase of the Contract. (See "Expenses.")

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------


Total Annual Investment                Minimum        Maximum
                                       ----           ----
Portfolio Operating Expenses            0.55%          1.79%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
expenses)


--------------------------------------------------------------------------------
FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."


                                       7

INVESTMENT PORTFOLIO EXPENSES (SEE NOTES BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.



                                                                                    12B-1/
                                                                 MANAGEMENT        SERVICE
                                                                    FEES             FEES
                                                                ------------      ---------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund                                 0.61%           0.25%
 AIM V.I. International Growth Fund                                0.74%           0.25%
FIDELITY VARIABLE INSURANCE PRODUCTS
 VIP Equity-Income Portfolio                                        0.47%           0.25%
 VIP Growth Portfolio                                              0.58%           0.25%
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Developing Markets Securities Fund                      1.25%           0.25%
 Templeton Foreign Securities Fund                                  0.68%           0.25%
MET INVESTORS SERIES TRUST
 Met/AIM Small Cap Growth Portfolio(1)                              0.90%           0.25%
 Janus Aggressive Growth Portfolio(1)                              0.68%           0.25%
 Lord Abbett Bond Debenture Portfolio                               0.52%           0.25%
 Lord Abbett Growth and Income Portfolio(1)                        0.52%           0.25%
 Lord Abbett Growth Opportunities Portfolio                         0.70%           0.25%
 Lord Abbett Mid-Cap Value Portfolio                               0.69%           0.25%
 MFS (Reg. TM) Research International Portfolio(1)                  0.77%           0.25%
 Neuberger Berman Real Estate Portfolio                            0.70%           0.25%
 Oppenheimer Capital Appreciation Portfolio(1)                      0.60%           0.25%
 PIMCO Total Return Portfolio                                      0.50%           0.25%
 Met/Putnam Capital Opportunities Portfolio                         0.85%           0.25%
 T. Rowe Price Mid-Cap Growth Portfolio                            0.75%           0.25%
 Third Avenue Small Cap Value Portfolio                             0.75%           0.25%
 Van Kampen Comstock Portfolio (2)                                 0.65%           0.25%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio                                    0.40%           0.25%
 BlackRock Money Market Portfolio                                  0.35%           0.25%
 BlackRock Strategic Value Portfolio                                0.83%           0.25%
 Capital Guardian U.S. Equity Portfolio                            0.68%           0.25%
 Davis Venture Value Portfolio                                      0.72%           0.15%
 FI International Stock Portfolio                                  0.86%           0.25%
 Franklin Templeton Small Cap Growth Portfolio                      0.90%           0.25%
 Jennison Growth Portfolio                                         0.65%           0.25%
 MFS (Reg. TM) Investors Trust Portfolio                            0.75%           0.25%
 MetLife Stock Index Portfolio                                     0.25%           0.25%
 Salomon Brothers Strategic Bond Opportunities Portfolio            0.65%           0.25%
 T. Rowe Price Large Cap Growth Portfolio                          0.62%           0.25%
 T. Rowe Price Small Cap Growth Portfolio                           0.52%           0.25%
PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT High Yield Portfolio                                     0.25%           0.00%
 PIMCO VIT Low Duration Portfolio                                  0.25%           0.00%
 PIMCO VIT Stocks PLUS Growth and Income Portfolio                  0.40%           0.00%
PUTNAM VARIABLE TRUST
 Putnam VT Growth and Income Fund                                   0.48%           0.25%
 Putnam VT Vista Portfolio                                         0.65%           0.25%



                                                                                      TOTAL          CONTRACTUAL
                                                                                      ANNUAL           EXPENSE
                                                                    OTHER           PORTFOLIO          SUBSIDY
                                                                 EXPENSES(2)         EXPENSES        OR DEFERRAL
                                                                -------------      -----------      -------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund                                 0.30%             1.16%             0.00%
 AIM V.I. International Growth Fund                                0.40%             1.39%             0.00%
FIDELITY VARIABLE INSURANCE PRODUCTS
 VIP Equity-Income Portfolio                                        0.11%             0.83%             0.00%
 VIP Growth Portfolio                                              0.10%             0.93%             0.00%
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Developing Markets Securities Fund                      0.29%             1.79%             0.00%
 Templeton Foreign Securities Fund                                  0.19%             1.12%             0.00%
MET INVESTORS SERIES TRUST
 Met/AIM Small Cap Growth Portfolio(1)                              0.14%             1.29%             0.00%
 Janus Aggressive Growth Portfolio(1)                              0.14%             1.07%             0.00%
 Lord Abbett Bond Debenture Portfolio                               0.06%             0.83%             0.00%
 Lord Abbett Growth and Income Portfolio(1)                        0.05%             0.82%             0.00%
 Lord Abbett Growth Opportunities Portfolio                         0.25%             1.20%             0.05%
 Lord Abbett Mid-Cap Value Portfolio                               0.09%             1.03%             0.00%
 MFS (Reg. TM) Research International Portfolio(1)                  0.30%             1.32%             0.07%
 Neuberger Berman Real Estate Portfolio                            0.03%             0.98%             0.00%
 Oppenheimer Capital Appreciation Portfolio(1)                      0.10%             0.95%             0.00%
 PIMCO Total Return Portfolio                                      0.06%             0.81%             0.00%
 Met/Putnam Capital Opportunities Portfolio                         0.35%             1.45%             0.00%
 T. Rowe Price Mid-Cap Growth Portfolio                            0.16%             1.16%             0.01%
 Third Avenue Small Cap Value Portfolio                             0.07%             1.07%             0.00%
 Van Kampen Comstock Portfolio (2)                                 0.13%             1.03%             0.00%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio                                    0.06%             0.71%             0.00%
 BlackRock Money Market Portfolio                                  0.07%             0.67%             0.01%
 BlackRock Strategic Value Portfolio                                0.06%             1.14%             0.00%
 Capital Guardian U.S. Equity Portfolio                            0.07%             1.00%             0.00%
 Davis Venture Value Portfolio                                      0.06%             0.93%             0.00%
 FI International Stock Portfolio                                  0.22%             1.33%             0.00%
 Franklin Templeton Small Cap Growth Portfolio                      0.25%             1.40%             0.00%
 Jennison Growth Portfolio                                         0.06%             0.96%             0.00%
 MFS (Reg. TM) Investors Trust Portfolio                            0.22%             1.22%             0.00%
 MetLife Stock Index Portfolio                                     0.05%             0.55%             0.01%
 Salomon Brothers Strategic Bond Opportunities Portfolio            0.12%             1.02%             0.00%
 T. Rowe Price Large Cap Growth Portfolio                          0.12%             0.99%             0.00%
 T. Rowe Price Small Cap Growth Portfolio                           0.08%             0.85%             0.00%
PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT High Yield Portfolio                                     0.50%             0.75%             0.00%
 PIMCO VIT Low Duration Portfolio                                  0.40%             0.65%             0.00%
 PIMCO VIT Stocks PLUS Growth and Income Portfolio                  0.25%             0.65%             0.00%
PUTNAM VARIABLE TRUST
 Putnam VT Growth and Income Fund                                   0.06%             0.79%             0.00%
 Putnam VT Vista Portfolio                                         0.14%             1.04%             0.00%



                                                                 NET TOTAL
                                                                  ANNUAL
                                                                 PORTFOLIO
                                                                  EXPENSE
                                                                ----------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund                                1.16%
 AIM V.I. International Growth Fund                               1.39%
FIDELITY VARIABLE INSURANCE PRODUCTS
 VIP Equity-Income Portfolio                                       0.83%
 VIP Growth Portfolio                                             0.93%
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Developing Markets Securities Fund                     1.79%
 Templeton Foreign Securities Fund                                 1.12%
MET INVESTORS SERIES TRUST
 Met/AIM Small Cap Growth Portfolio(1)                             1.29%
 Janus Aggressive Growth Portfolio(1)                             1.07%
 Lord Abbett Bond Debenture Portfolio                              0.83%
 Lord Abbett Growth and Income Portfolio(1)                       0.82%
 Lord Abbett Growth Opportunities Portfolio                        1.15%
 Lord Abbett Mid-Cap Value Portfolio                              1.03%
 MFS (Reg. TM) Research International Portfolio(1)                 1.25%
 Neuberger Berman Real Estate Portfolio                           0.98%
 Oppenheimer Capital Appreciation Portfolio(1)                     0.95%
 PIMCO Total Return Portfolio                                     0.81%
 Met/Putnam Capital Opportunities Portfolio                        1.45%
 T. Rowe Price Mid-Cap Growth Portfolio                           1.15%
 Third Avenue Small Cap Value Portfolio                            1.07%
 Van Kampen Comstock Portfolio (2)                                1.03%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio                                   0.71%
 BlackRock Money Market Portfolio                                 0.66%
 BlackRock Strategic Value Portfolio                               1.14%
 Capital Guardian U.S. Equity Portfolio                           1.00%
 Davis Venture Value Portfolio                                     0.93%
 FI International Stock Portfolio                                 1.33%
 Franklin Templeton Small Cap Growth Portfolio                     1.40%
 Jennison Growth Portfolio                                        0.96%
 MFS (Reg. TM) Investors Trust Portfolio                           1.22%
 MetLife Stock Index Portfolio                                    0.54%
 Salomon Brothers Strategic Bond Opportunities Portfolio           1.02%
 T. Rowe Price Large Cap Growth Portfolio                         0.99%
 T. Rowe Price Small Cap Growth Portfolio                          0.85%
PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT High Yield Portfolio                                    0.75%
 PIMCO VIT Low Duration Portfolio                                 0.65%
 PIMCO VIT Stocks PLUS Growth and Income Portfolio                 0.65%
PUTNAM VARIABLE TRUST
 Putnam VT Growth and Income Fund                                  0.79%
 Putnam VT Vista Portfolio                                        1.04%


                                       8


The Net Total Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of the contractual arrangements is in effect until at least April 30, 2006 (excluding optional extensions). Due to expense waivers in addition to those shown in the table, actual Net Total Contractual Annual Expenses for the year ended December 31, 2004, for the Templeton Foreign Securities Fund was 1.07%. Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2005.

(1) Other Expenses may include amounts repaid to the investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.07% for the Janus Aggressive Growth Portfolio; 0.02% for the Lord Abbett Growth and Income Portfolio; 0.14% for the MFS (Reg. TM) Research International Portfolio; 0.06% for the Met/
  AIM Small Cap Growth Portfolio; 0.04% for the Oppenheimer Capital Appreciation Portfolio; and 0.09% for the T. Rowe Price Mid-Cap Growth Portfolio.

(2) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2005.


                                       9

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Annual Step-Up Death Benefit rider and the Guaranteed Minimum Income Benefit rider, which is the most expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,033.43          (a)$1,556.21          (a)$2,080.78          (a)$3,582.18
        (b)$908.74          (b)$1,184.32          (b)$1,465.18          (b)$2,377.76


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$333.43          (a)$1,016.21          (a)$1,720.78          (a)$3,852.18
       (b)$208.74            (b)$644.32          (b)$1,105.18          (b)$2,377.76


CHART 2. Chart 2 assumes that you do not select the optional death benefit rider or the Guaranteed Minimum Income Benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,015.09          (a)$1,502.11          (a)$1,992.28          (a)$3,414.30
        (b)$890.18          (b)$1,128.12          (b)$1,370.71          (b)$2,185.32


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                   Time Periods
       1 year                3 years              5 years               10 years
-------------------       -------------       ---------------       ---------------
       (a)$315.09          (a)$962.11          (a)$1,632.26          (a)$3,414.30
       (b)$190.18          (b)$588.12          (b)$1,010.71          (b)$2,185.32


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


                                       10

1. THE ANNUITY CONTRACT
This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


Except as described below, the contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.


EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE DURING THE ACCUMULATION PHASE OF THE CONTRACT, EXCEPT IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM, AND NO TRANSFER WILL BE PERMITTED INTO THE FIXED ACCOUNT UNTIL THE INCOME PHASE OF THE CONTRACT. ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT DURING THE ACCUMULATION PHASE (EXCEPT FOR THE ENHANCED DOLLAR COST AVERAGING PROGRAM) SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."


                                       11

2. PURCHASE
PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o  a transfer was made out of the fixed account within the previous 180 days.


If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions


                                       12

or if unable to obtain such instructions, we will return your purchase payment to you.

FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:
   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed.


                                       13

Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 38 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of the compensation is not deducted from portfolio assets and does not decrease the portfolio's investment return. The amount of the compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.30%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the



                                       14


investment portfolios to the advisers and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor".) The payments are deducted from the assets of the investment portfolios and paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove an investment portfolio or limit it availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.


AIM VARIABLE INSURANCE FUNDS (SERIES II)
AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)
Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

     VIP Equity-Income Portfolio

     VIP Growth Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each fund has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund


MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:

     Met/AIM Small Cap Growth Portfolio
     Janus Aggressive Growth Portfolio

     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio

     MFS (Reg. TM) Research International Portfolio
     Neuberger Berman Real Estate Portfolio
     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio
     Met/Putnam Capital Opportunities Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio

     Third Avenue Small Cap Value Portfolio
     Van Kampen Comstock Portfolio


                                       15


METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)
Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Bond Income Portfolio
         (formerly, State Street Research Bond Income Portfolio)
     BlackRock Money Market Portfolio
     BlackRock Strategic Value Portfolio
         (formerly, State Street Research Aurora Portfolio)

     Capital Guardian U.S. Equity Portfolio

     Davis Venture Value Portfolio (Class E)
     FI International Stock Portfolio

     Franklin Templeton Small Cap Growth Portfolio
     Jennison Growth Portfolio

     MFS (Reg. TM)Investors Trust Portfolio
     MetLife Stock Index Portfolio
     Salomon Brothers Strategic Bond Opportunities Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Small Cap Growth Portfolio



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

     PIMCO VIT High Yield Portfolio
     PIMCO VIT Low Duration Portfolio
     PIMCO VIT StocksPLUS Growth and Income Portfolio


PUTNAM VARIABLE TRUST (CLASS IB)
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

     Putnam VT Growth and Income Fund
     Putnam VT Vista Fund

TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.

o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


                                       16

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

o  The credited interest rate is equal to the guaranteed minimum rate;

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or


o  A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios ( i.e. the AIM V.I. International Growth Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lord Abbett Bond Debenture Portfolio, MFS (Reg. TM) Research International Portfolio, Third Avenue Small Cap Value Portfolio, Met/AIM Small Cap Growth Portfolio, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin Templeton Small Cap Growth Portfolio, Salomon Brothers Strategic Bond Opportunities Portfolio, T. Rowe Price Small Cap Growth Portfolio, and PIMCO VIT HighYield Portfolio) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe



                                       17


that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.

In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.


                                       18

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase Payment -
Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from


                                       19


your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Lord Abbett Growth Opportunities Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Lord Abbett Growth Opportunities Portfolio to increase those holdings to 60%.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of


                                       20

purchase payments or account value, or both, at any time in our sole discretion.



4. EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGE. If you select the optional Annual Step-Up Death Benefit rider, we assess a daily charge during the accumulation phase equal, on an annual basis, to 0.20% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) rider which you can select when you purchase the contract. If you select the GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. For contracts issued from May 1, 2004, and prior to May 1, 2005, this charge is reduced to 0.45% of the income base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")


The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the


                                       21


date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each account bears to your total account value.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.    The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB annuity payments. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that


                                       22


will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of the investment portfolios.


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5.  ANNUITY PAYMENTS
        (THE INCOME PHASE)
ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:



1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the performance of the investment portfolios you selected.


At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.



                                       24


If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied. This annuity option permits withdrawal of a commuted value. (See "Federal Income Tax Status - Other Tax Issues.")


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status".)



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to



                                       25

your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you can elect the Guaranteed Minimum Income Benefit ("GMIB") rider.


It is important to recognize that the GMIB does not establish or guarantee your account value or a minimum return for any investment portfolio, and the "income base" that is guaranteed by the GMIB is not available for cash withdrawals. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.


The amount of the benefit is determined by applying the income base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

DESCRIPTION OF GMIB

You can only elect the GMIB at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

    (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
          (1) or (2) as defined below:

         (1) The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

         (2) If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payments and charges for the GMIB rider.

OWNERSHIP. While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract,


                                       26

then annuitant will be deemed to be the owner in determining the income base and GMIB payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

Upon the exercise of the GMIB, your annuity payments will be the greater of:

o The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


EXERCISING THE GMIB RIDER. When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:

(1) Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:




  Age at Annuitization                  Guarantee Period
---------------------------------       -----------------
           80                                   9
           81                                   8
           82                                   7
           83                                   6
        84 and 85                               5



(2) Joint and last survivor annuity with 10 years of annuity payments guaranteed.


TERMINATING THE GMIB RIDER. The GMIB rider will terminate upon the earliest of:


o The date you elect to receive annuity payments either under the GMIB rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o  The date you make a complete withdrawal of your account value;


o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o A change for any reason of the owner, joint owner or the annuitant, if a non-natural person, owns the contract.


First MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB rider terminates, the corresponding GMIB rider charge terminates.


THE GMIB AND QUALIFIED CONTRACTS


The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status - Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.


Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your registered representative or tax adviser prior to electing a GMIB rider.



                                       27


In view of applicable tax requirements, the GMIB rider is not available for purchase under a decedent's IRA when the owner died in or after the year in which he or she attains age 701/2.




6. ACCESS TO YOUR MONEY
You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive annuity payments; or

(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any applicable withdrawal charge,

o  less any premium or other tax,

o  less any account fee, and

o  less any applicable pro rata GMIB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.

o You must submit a request to our Annuity Service Center. (See "Requests and Elections.")

o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


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SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. PERFORMANCE
We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge or the GMIB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fee, withdrawal charge, GMIB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the guaranteed minimum income benefit rider using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



8. DEATH BENEFIT
UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable.



                                       29


The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a


                                       30

period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond her or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax laws also generally allows distributions to begin by the year in which the annuitant would have reached 701/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60-day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy required minimum distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.



9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement


                                       31

program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 591/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain



                                       32


adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held



                                       33

in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.


SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general


                                       34

creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 591/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 591/2.

o The possibility that the exercise of the commutations feature could adversely affect the amount excluded



                                       35


     from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.



10. OTHER INFORMATION
FIRST METLIFE INVESTORS


First MetLife Investors was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife. MetLife is a leading provider of insurance and financial products and services to individual and group customers. First MetLife Investors is licensed to do business only in the State of New York.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


                                       36

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, CA 92660, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The sales representatives and managers of our affiliates may be eligible for additional cash compensation such as bonuses, stock options, training allowances, supplemental salary, payments based on a percentage of the contract's account value, financing arrangements, medical and other insurance benefits, retirement benefits and other benefits. The amount of this additional compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by First MetLife Investors and its affiliates. Sales representatives of affiliates must meet a minimum level of sales of proprietary products in order to maintain their eligibility for the additional cash compensation. Sales representatives and managers of our affiliates are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes and awards.

Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

The Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. A group of selected selling firms receive additional compensation, which may include marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their account representatives in accordance with their internal



                                       37

compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 7% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2004, as well as the range of additional compensation paid.)

As described above in "Investment Options", certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards, we pay to them a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. As a result of these arrangements, A.G. Edwards may have an incentive to recommend to its customers the purchase of the contracts for which we pay amounts with respect to the investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and account value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2004, the percentage fees ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards registered representative.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock



                                       38


Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.


Requests for service may be made:

o  Through your registered representative

o By telephone at 1-800-343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer systems, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


                                       39

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

First MetLife Investors like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. First MetLife Investors does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Custodian
     Legal Matters
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Condensed Financial Information
     Financial Statements

                                       40

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)

CHART 1 - Contracts with the Standard Death Benefit - Principal Protection and no additional death benefit riders (total separate account product charges, applicable on and after May 1, 2004, equal 1.30% on an annual basis)]





                          1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                                                        to       12/31/2004
=============                                                       ====      ==========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                                                        to       12/31/2004
=============                                                       ====      ==========
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                        to       12/31/2004
=============                                                       ====      ==========
 VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                        to       12/31/2004
=============                                                       ====      ==========
 VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                        to       12/31/2004
=============                                                       ====      ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                        to       12/31/2004
=============                                                       ====      ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                        to       12/31/2004
=============                                                       ====      ==========
 MET INVESTORS SERIES TRUST
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                        to       12/31/2004
=============                                                       ====      ==========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                        to       11/19/2004
=============                                                       ====      ==========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                        to       11/19/2004
=============                                                       ====      ==========



                                                                      ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                                     UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                                      BEGINNING OF            END OF           OUTSTANDING AT
                                                                         PERIOD               PERIOD           END OF PERIOD
1.30% SEPARATE ACCOUNT PRODUCT CHARGES                              ---------------      ---------------      ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                                                          19.834903            21.251446          -
=============                                                          =========            =========         ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                                                          15.412506            18.206389          -
=============                                                          =========            =========         ===========
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                          48.855332            53.347764          -
=============                                                          =========            =========         ===========
 VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                          51.163633            53.195858           1,103.7349
=============                                                          =========            =========         ============
 VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                          16.605671            17.886929          -
=============                                                          =========            =========         ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                           6.960610             8.557905           2,159.3919
=============                                                          =========            =========         ============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                          22.865318            26.352621           1,237.5188
=============                                                          =========            =========         ============
 MET INVESTORS SERIES TRUST
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                           6.611150             6.611150         45,289.7138
=============                                                          =========            =========         ============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                          14.664335            15.152734          1,705.2254
=============                                                          =========            =========         ============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                          14.953016            16.069205          -
=============                                                          =========            =========         ============


                                      A-1

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 METROPOLITAN SERIES FUND, INC.
 BLACK ROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT (CLASS B))
   11/19/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========



                                                                                   ACCUMULATION         ACCUMULATION
                                                                                  UNIT VALUE AT        UNIT VALUE AT
                                                                                   BEGINNING OF            END OF
                                                                                      PERIOD               PERIOD
                                                                                 ---------------      ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       16.137459            17.204948
=============                                                                       =========            =========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                       14.558790            15.650668
=============                                                                       =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       43.242312            47.937816
=============                                                                       =========            =========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        8.812961             9.792630
=============                                                                       =========            =========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       20.314331            23.683379
=============                                                                       =========            =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        9.755208            11.208267
=============                                                                       =========            =========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                       13.823168            14.565940
=============                                                                       =========            =========
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       12.771613            14.819977
=============                                                                       =========            =========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        9.999714             9.965778
=============                                                                       =========            =========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                       15.206781            20.864603
=============                                                                       =========            =========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        7.877115             8.370190
=============                                                                       =========            =========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       11.676306            12.110712
=============                                                                       =========            =========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        6.284295             7.127233
=============                                                                       =========            =========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       11.999476            14.345408
=============                                                                       =========            =========
 METROPOLITAN SERIES FUND, INC.
 BLACK ROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT (CLASS B))
   11/19/2004                                                                       45.785064            45.825002
=============                                                                       =========            =========



                                                                                    NUMBER OF
                                                                                   ACCUMULATION
                                                                                      UNITS
                                                                                  OUTSTANDING AT
                                                                                  END OF PERIOD
                                                                                 ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      57,846.7109
=============                                                                      ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                       1,305.6127
=============                                                                      ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      19,815.5006
=============                                                                      ===========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     -
=============                                                                    =============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       1,830.7054
=============                                                                    =============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      42,372.8417
=============                                                                    =============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                       2,036.8427
=============                                                                    =============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     -
=============                                                                    =============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       3,168.1420
=============                                                                    =============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                         600.7221
=============                                                                    =============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    146,378.6929
=============                                                                    =============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     56,067.7304
=============                                                                    =============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     88,995.1559
=============                                                                    =============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     50,250.5819
=============                                                                    =============
 METROPOLITAN SERIES FUND, INC.
 BLACK ROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT (CLASS B))
   11/19/2004                                                                     -
=============                                                                    =============


                                      A-2

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 BLACK ROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH AURORA SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                    to       12/31/2004
=============                                                                   ====      ==========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========



                                                                                  ACCUMULATION         ACCUMULATION
                                                                                 UNIT VALUE AT        UNIT VALUE AT
                                                                                  BEGINNING OF            END OF
                                                                                     PERIOD               PERIOD
                                                                                ---------------      ---------------
 BLACK ROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH AURORA SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                      16.173123            18.207351
=============                                                                      =========            =========
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      10.632445            11.417835
=============                                                                      =========            =========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                                                      11.077739            11.934370
=============                                                                      =========            =========
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                      11.974762            13.688306
=============                                                                      =========            =========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       8.837372             9.791170
=============                                                                      =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       9.651722            10.496784
=============                                                                      =========            =========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       7.729082             8.573655
=============                                                                      =========            =========
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      18.835831            19.981733
=============                                                                      =========            =========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      11.228408            12.175379
=============                                                                      =========            =========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      12.470698            13.304023
=============                                                                      =========            =========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                      11.935368            12.947911
=============                                                                      =========            =========
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                      12.162693            12.240853
=============                                                                      =========            =========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                      12.047022            13.152821
=============                                                                      =========            =========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                      45.386183            49.298756
=============                                                                      =========            =========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                      12.398267            14.133934
=============                                                                      =========            =========



                                                                                   NUMBER OF
                                                                                  ACCUMULATION
                                                                                     UNITS
                                                                                 OUTSTANDING AT
                                                                                 END OF PERIOD
                                                                                ---------------
 BLACK ROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH AURORA SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                          535.0006
=============                                                                          ========
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    -
=============                                                                   ===============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                                                   132,380.2910
=============                                                                   ===============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                    -
=============                                                                   ===============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    -
=============                                                                   ===============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    43,903.5479
=============                                                                   ===============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    -
=============                                                                   ===============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    -
=============                                                                   ===============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     2,520.8481
=============                                                                   ===============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    -
=============                                                                   ===============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    -
=============                                                                   ===============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    -
=============                                                                   ===============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    -
=============                                                                   ===============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                    -
=============                                                                   ===============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                    -
=============                                                                   ===============




                                      A-3


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2 - Contracts with the Annual Step-Up Death Benefit (total separate account product charges, applicable on and after May 1, 2004, equal 1.50% on an annual basis)





                            1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========
 VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========
 VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========
 MET INVESTORS SERIES TRUST
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                            to       11/19/2004
=============                                                           ====      ==========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                            to       11/19/2004
=============                                                           ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                            to       12/31/2004
=============                                                           ====      ==========



                                                                          ACCUMULATION         ACCUMULATION
                                                                         UNIT VALUE AT        UNIT VALUE AT
                                                                          BEGINNING OF            END OF
                                                                             PERIOD               PERIOD
                                                                        ---------------      ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                                                              19.403176            20.761338
=============                                                              =========            =========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                                                              15.077094            17.786584
=============                                                              =========            =========
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                              47.168508            51.437589
=============                                                              =========            =========
 VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                              49.396368            51.290314
=============                                                              =========            =========
 VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                              15.998431            17.210010
=============                                                              =========            =========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                               6.847729             8.407970
=============                                                              =========            =========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                              22.322642            25.693100
=============                                                              =========            =========
 MET INVESTORS SERIES TRUST
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                               6.597854              7.16596
=============                                                              =========            =========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                              14.431310            14.895701
=============                                                              =========            =========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                              14.715388            15.796607
=============                                                              =========            =========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                              16.104967            17.147561
=============                                                              =========            =========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                              14.305507            15.358021
=============                                                              =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                              43.155329            47.778007
=============                                                              =========            =========



                                                                           NUMBER OF
                                                                          ACCUMULATION
                                                                             UNITS
                                                                         OUTSTANDING AT
                                                                         END OF PERIOD
                                                                        ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
   05/01/2004                                                            -
=============                                                           ============
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   05/01/2004                                                            -
=============                                                           ============
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                            -
=============                                                           ============
 VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                               3,102.2949
=============                                                           ==============
 VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2)
   05/01/2004                                                            -
=============                                                           ==============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                               9,238.5471
=============                                                           ==============
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   05/01/2004                                                               1,631.3885
=============                                                           ==============
 MET INVESTORS SERIES TRUST
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                           153,692.0100
=============                                                           ==============
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                             2,756.1620
=============                                                           ==============
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                            -
=============                                                           ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                            88,505.9689
=============                                                           ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                             2,390.9489
=============                                                           ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                            62,237.9798
=============                                                           ==============


                                      A-4

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 METROPOLITAN SERIES FUND, INC.
 BLACK ROCK BOND INCOME SUB-ACCOUNT (CLASSB)
  (FORMERLY STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT (CLASS B))
   11/19/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 BLACK ROCK STRATEGIC VALUE SUB-ACCOUNT (CLASSB)
  (FORMERLY STATE STREET RESEARCH AURORA SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========



                                                                                   ACCUMULATION         ACCUMULATION
                                                                                  UNIT VALUE AT        UNIT VALUE AT
                                                                                   BEGINNING OF            END OF
                                                                                      PERIOD               PERIOD
                                                                                 ---------------      ---------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        8.756346             9.716826
=============                                                                        ========             ========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       20.043768            23.336992
=============                                                                       =========            =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        9.735580            11.170897
=============                                                                       =========            =========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                       13.657809            14.372612
=============                                                                       =========            =========
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       12.568596            14.565078
=============                                                                       =========            =========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        9.979567             9.932521
=============                                                                       =========            =========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                       15.115025            20.711273
=============                                                                       =========            =========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        7.861263             8.342276
=============                                                                       =========            =========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       11.652784            12.070302
=============                                                                       =========            =========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        6.271657             7.103474
=============                                                                       =========            =========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       11.975352            14.297607
=============                                                                       =========            =========
 METROPOLITAN SERIES FUND, INC.
 BLACK ROCK BOND INCOME SUB-ACCOUNT (CLASSB)
  (FORMERLY STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT (CLASS B))
   11/19/2004                                                                       43.880664            43.908593
=============                                                                       =========            =========
 BLACK ROCK STRATEGIC VALUE SUB-ACCOUNT (CLASSB)
  (FORMERLY STATE STREET RESEARCH AURORA SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                       16.049731            18.044500
=============                                                                       =========            =========
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       10.589837            11.357010
=============                                                                       =========            =========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                                                       11.055459            11.894586
=============                                                                       =========            =========



                                                                                    NUMBER OF
                                                                                   ACCUMULATION
                                                                                      UNITS
                                                                                  OUTSTANDING AT
                                                                                  END OF PERIOD
                                                                                 ---------------
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        1,609.5350
=============                                                                        ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        6,171.2649
=============                                                                        ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      91,186.4513
=============                                                                      ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS))
   05/01/2004                                                                       5,538.7319
=============                                                                      ============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     -
=============                                                                    ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      47,476.6178
=============                                                                    ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                       1,330.7397
=============                                                                    ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    214,788.6867
=============                                                                    ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     88,280.1840
=============                                                                    ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     89,562.8713
=============                                                                    ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    107,238.2308
=============                                                                    ==============
 METROPOLITAN SERIES FUND, INC.
 BLACK ROCK BOND INCOME SUB-ACCOUNT (CLASSB)
  (FORMERLY STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT (CLASS B))
   11/19/2004                                                                     -
=============                                                                    ==============
 BLACK ROCK STRATEGIC VALUE SUB-ACCOUNT (CLASSB)
  (FORMERLY STATE STREET RESEARCH AURORA SUB-ACCOUNT (CLASS B))
   05/01/2004                                                                        654.5534
=============                                                                    ==============
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     -
=============                                                                    ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                                                    247,828.3455
=============                                                                    ==============


                                      A-5

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                    to       12/31/2004
=============                                                                   ====      ==========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                    to       12/31/2004
=============                                                                   ====      ==========



                                                                                  ACCUMULATION         ACCUMULATION
                                                                                 UNIT VALUE AT        UNIT VALUE AT
                                                                                  BEGINNING OF            END OF
                                                                                     PERIOD               PERIOD
                                                                                ---------------      ---------------
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                      11.667009            13.318846
=============                                                                      =========            =========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       8.784337             9.719514
=============                                                                      =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       9.632312            10.561794
=============                                                                      =========            =========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                       7.651943             8.476841
=============                                                                      =========            =========
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      18.480982            19.579325
=============                                                                      =========            =========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      11.105880            12.026561
=============                                                                      =========            =========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      12.293010            13.097077
=============                                                                      =========            =========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                      11.792697            12.776191
=============                                                                      =========            =========
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                      12.036546            12.097844
=============                                                                      =========            =========
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                      11.895202            12.969860
=============                                                                      =========            =========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                      43.934444            47.658643
=============                                                                      =========            =========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                      12.217615            13.909535
=============                                                                      =========            =========



                                                                                   NUMBER OF
                                                                                  ACCUMULATION
                                                                                     UNITS
                                                                                 OUTSTANDING AT
                                                                                 END OF PERIOD
                                                                                ---------------
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                    -
=============                                                                   ===========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                         354.8310
=============                                                                   ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   114553.0550
=============                                                                   ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      574.2851
=============                                                                   ==============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                      353.6221
=============                                                                   ==============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    8,351.8790
=============                                                                   ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    -
=============                                                                   ==============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    -
=============                                                                   ==============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    2,606.1813
=============                                                                   ==============
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   05/01/2004                                                                    -
=============                                                                   ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                    -
=============                                                                   ==============
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
   05/01/2004                                                                    -
=============                                                                   ==============




                                      A-6

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment options are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Goldman Sachs Variable Insurance Trust:
Goldman Sachs Global Income Fund and Goldman Sachs Internet Tollkeeper Fund (closed effective April 25, 2002); (b) Scudder Variable Series II: Scudder Government & Agency Securities Portfolio and Scudder Small Cap Growth Portfolio (closed effective May 1, 2002); (c) Met Investors Series Trust (Class A): Lord Abbett Growth and Income Portfolio and for contracts issued prior to May 1, 2002, Lord Abbett Bond Debenture Portfolio (closed effective May 1, 2004) and for contracts issued prior to May 1, 2003, Lord Abbett Mid-Cap Value Portfolio, MFS (Reg. TM) Research International Portfolio; T. Rowe Price Mid-Cap Growth Portfolio (closed effective May 1, 2004); Third Avenue Small Cap Value Portfolio (closed effective May 1, 2005); and (d) PIMCO Variable Insurance Trust (Administrative Class): PIMCO VIT Total Return Portfolio (closed effective May 1, 2002).


Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio. Effective as of May 1, 2004, the MFS (Reg. TM) Research Managers Portfolio was merged into the MFS (Reg. TM) Investors Trust Portfolio, both of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Met Investors Series Trust;
(c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Met Investors Series Trust; and the American Century VP International Fund (closed effective May 1,
2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF - Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF - Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Metropolitan Series Fund, Inc.; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; (f) Goldman Sachs Variable Insurance Trust ("GSVIT"): the GSVIT Growth and Income Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Met Investors Series Trust; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the
T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Met Investors Series Trust; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Met Investors Series Trust; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS (Reg. TM) Research International Portfolio (Class A) of the Met Investors Series Trust; (i) MFS (Reg. TM) Variable Insurance Trust


                                      A-7

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


(Service Class): MFS (Reg. TM) Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Met Investors Series Trust; MFS (Reg. TM) Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Metropolitan Series Fund; and the MFS (Reg. TM) Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Metropolitan Series Fund; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Met Investors Series Trust; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio of the Met Investors Series Trust; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Select Equity Portfolio of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc.; and J.P. Morgan Quality Bond Portfolio of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio of the Met Investors Series Trust.

Effective as of May 1, 2005, the Money Market Portfolio of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Met Investors Series Trust; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Metropolitan Series Fund, Inc.; (d) MFS (Reg. TM) Variable Insurance Trust: the MFS (Reg. TM) High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B ) of the Met Investors Series Trust; and the MFS (Reg. TM) New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Met Investors Series Trust; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class B) was replaced with the MFS (Reg. TM) Research International Portfolio (Class B) of the Met Investors Series Trust; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A ) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Met Investors Series Trust.


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


                                      A-8


APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES):


AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

AIM V.I. CAPITAL APPRECIATION FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is growth of capital.

AIM V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: The Fund's investment objective is to provide long-term growth of capital.


FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

VIP EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

VIP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The Growth Portfolio seeks capital appreciation.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each fund has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund and Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund.

The following Class 2 portfolios are available under the contract:

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth.

MET INVESTORS SERIES TRUST (CLASS B):


Met Investors Series Trust is managed by Met Investors Advisory, LLC. which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: A I M Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.



                                      B-1



JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: MFS (Reg. TM) Investment Management

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management, Inc.

INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

SUBADVISER: Putnam Investment Management, LLC

INVESTMENT OBJECTIVE: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small and mid-sized companies.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC.

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolios seeks capital growth and income.



                                      B-2



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO (formerly, State Street Research Bond Income Portfolio)

SUBADVISER: BlackRock Advisors, Inc. (formerly State Street Research & Management Company)

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

BLACKROCK STRATEGIC VALUE PORTFOLIO (formerly, State Street Research Aurora Portfolio)

SUBADVISER: BlackRock Advisors, Inc. (formerly, State Street Research & Management Company)

INVESTMENT OBJECTIVE: The BlackRock Strategic Value Portfolio seeks a high total return, consisting principally of captial appreciation.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

SUBADVISER: Capital Guardian Trust Company


INVESTMENT OBJECTIVE: The Capital Guardian U.S. Equity Portfolio seeks long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L. P. may delegate any of its responsibilities to Davis Selected Advisers-NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

FI INTERNATIONAL STOCK PORTFOLIO

SUBADVISER: Fidelity Management & Research Company

INVESTMENT OBJECTIVE: The FI International Stock Portfolio seeks long-term growth of capital.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Franklin Templeton Small Cap Growth Portfolio seeks long-term capital growth.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

MFS (Reg. TM) INVESTORS TRUST PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Investors Trust Portfolio seeks long-term growth of capital with a secondary objective to seek reasonable current income.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO

SUBADVISER: Salomon Brothers Asset Management Inc. The Salomon Brothers Strategic Bond Opportunities Portfolio also receives certain investment subadvisory services from Citigroup Asset Management Limited, a London-based affiliate of Salomon Brothers Asset Management Inc.

INVESTMENT OBJECTIVE: The Salomon Brothers Strategic Bond Opportunities Portfolio seeks to maximize total return consistent with preservation of capital.



                                      B-3



T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Small Cap Growth Portfolio seeks long-term capital growth.


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

PIMCO VIT HIGH YIELD PORTFOLIO


INVESTMENT OBJECTIVE: The High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The High Yield Portfolio invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or CCC by S&P, or if unrated, determined by PIMCO to be of comparable quality.


PIMCO VIT LOW DURATION PORTFOLIO

INVESTMENT OBJECTIVE: The Low Duration Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

PIMCO VIT STOCKSPLUS GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

PUTNAM VT GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks capital growth and current income.

PUTNAM VT VISTA FUND

INVESTMENT OBJECTIVE: The Fund seeks capital appreciation.


                                      B-4

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS
In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA
The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                12000                   2000                  10000                10000
    2                                        2000                   8095                 8095
    3                                        2000                   6172                 6172
    4                 6000                   3000                   9230                 3230               6000
    5                                        3000                   6309                  261               6048
    6                                        3000                   3359                    0               3359
    7                                        3000                    386                    0                386
    8                                         389                      0                    0                  0
    9                                           0                      0                    0                  0
   10                                           0                      0                    0                  0
   11                                           0                      0                    0                  0
   12                                           0                      0                    0                  0
   13                                           0                      0                    0                  0
   14                                           0                      0                    0                  0
   15                                           0                      0                    0                  0


                                      C-1

12-MONTH EDCA
The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                24000                   2000                  22000                22000
    2                                        2000                  20209                20209
    3                                        2000                  18401                18401
    4                                        2000                  16575                16575
    5                                        2000                  14732                14732
    6                12000                   3000                  23872                11872              12000
    7                                        3000                  21801                 8985              12096
    8                                        3000                  18262                 6070              12192
    9                                        3000                  15417                 3128              12289
   10                                        3000                  12545                  157              12387
   11                                        3000                   9645                    0               9645
   12                                        3000                   6722                    0               6722
   13                                        3000                   3776                    0               3776
   14                                        3000                    806                    0                806
   15                                         812                      0                    0                  0

                                       --

                                                 -THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY

                                      FIRST METLIFE INVESTORS INSURANCE COMPANY


                                                                             AND


                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                         CLASS B


This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company
(First MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.


The annuity contract has 19 investment choices a fixed account which offers an interest rate which is guaranteed by us, and 18 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios. Effective for contracts issued on and after May 1, 2003, the fixed account is not available as an investment choice during the accumulation phase of the contract, except in connection with an enhanced dollar cost averaging program.




MET INVESTORS SERIES TRUST (CLASS B):

     Lord Abbett Americas Value Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio

     MFS (Reg. TM) Research International Portfolio
     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio
     Met/Putnam Capital Opportunities Portfolio

     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC.
(CLASS B OR CLASS E, AS NOTED):

     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio

     Capital Guardian U.S. Equity Portfolio
     Davis Venture Value Portfolio (Class E)

     MFS (Reg. TM) Total Return Portfolio
     Oppenheimer Global Equity Portfolio



PUTNAM VARIABLE TRUST (CLASS IB):
     Putnam VT Equity Income Fund
     Putnam VT Growth and Income Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.


To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 34 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:
o  are not bank deposits
o  are not FDIC insured
o  are not insured by any federal government agency
o  are not guaranteed by any bank or credit union
o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2005


                                       1


TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS .................................        3
HIGHLIGHTS .............................................        4
FEE TABLES AND EXAMPLES ................................        5
1. THE ANNUITY CONTRACT ................................        8
     Market Timing .....................................        8
2. PURCHASE ............................................        9
     Purchase Payments .................................        9
     Termination for Low Account Value .................        9
     Allocation of Purchase Payments ...................        9
     Free Look .........................................       10
     Accumulation Units ................................       10
     Account Value .....................................       10
     Replacement of Contracts ..........................       10
3. INVESTMENT OPTIONS ..................................       11
     Transfers .........................................       12
     Dollar Cost Averaging Programs ....................       15
     Three Month Market Entry Program ..................       16
     Automatic Rebalancing Program .....................       16
     Voting Rights .....................................       17
     Substitution of Investment Options ................       17
4. EXPENSES ............................................       17
     Product Charges ...................................       17
     Account Fee .......................................       17
     Withdrawal Charge .................................       18
     Reduction or Elimination of the Withdrawal
       Charge ..........................................       18
     Premium and Other Taxes ...........................       19
     Transfer Fee ......................................       19
     Income Taxes ......................................       19
     Investment Portfolio Expenses .....................       19
5. ANNUITY PAYMENTS
     (THE INCOME PHASE) ................................       19
     Annuity Date ......................................       19
     Annuity Payments ..................................       20
     Annuity Options ...................................       20


6. ACCESS TO YOUR MONEY ................................       22
     Systematic Withdrawal Program .....................       22
     Suspension of Payments or Transfers ...............       22
7. PERFORMANCE .........................................       23
8. DEATH BENEFIT .......................................       23
     Upon Your Death ...................................       23
     Standard Death Benefit - Principal Protection .....       24
     Optional Death Benefit - Annual Step-Up ...........       24
     General Death Benefit Provisions ..................       24
     Spousal Continuation ..............................       25
     Death of the Annuitant ............................       25
     Controlled Payout .................................       25
9. FEDERAL INCOME TAX STATUS ...........................       25
     Taxation of Non-Qualified Contracts ...............       26
     Taxation of Qualified Contracts ...................       27
     Foreign Tax Credits ...............................       30
     Possible Tax Law Changes ..........................       30
10. OTHER INFORMATION ..................................       30
     First MetLife Investors ...........................       30
     The Separate Account ..............................       30
     Distributor .......................................       31
     Selling Firms .....................................       31
     Requests and Elections ............................       32
     Ownership .........................................       33
     Legal Proceedings .................................       33
     Financial Statements ..............................       34
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION .................................       34
APPENDIX A .............................................      A-1
     Condensed Financial Information ...................      A-1
APPENDIX B .............................................      B-1
     Participating Investment Portfolios ...............      B-1
APPENDIX C .............................................      C-1
     EDCA Examples with Multiple Purchase Payments......      C-1


                                       2

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
Account Value..............................................................10
Accumulation Phase..........................................................8
Accumulation Unit..........................................................10
Annuitant..................................................................33
Annuity Date...............................................................19
Annuity Options............................................................20
Annuity Payments...........................................................19

Annuity Units..............................................................20

Beneficiary................................................................33
Business Day................................................................9
Fixed Account...............................................................8
Income Phase................................................................8
Investment Portfolios......................................................11
Joint Owners...............................................................33
Owner......................................................................33
Purchase Payment............................................................9
Separate Account...........................................................30

                                       3


HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and (excludes the accumulation phase for contracts issued on and after May 1, 2003) the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose fixed and variable income options.


The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same.


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it. You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.


                                       4


FEE TABLES AND EXAMPLES
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE


WITHDRAWAL CHARGE (Note 1)          7%
(as a percentage of purchase
payments)
TRANSFER FEE (Note 2)               $0 (First 12 per year)
                                    $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses -
Withdrawal Charge.")


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------
PERIODIC FEES AND EXPENSES TABLE*



ACCOUNT FEE (Note 1)         $30


SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges)
(as a percentage of average account value in the Separate Account)


Mortality and Expense Charge                          1.05%
Administration Charge                                 0.25%
                                                      ----
Total Separate Account Annual Expenses                1.30%
Death Benefit Rider Charge (Optional)
   (as a percentage of average account value in
   the Separate Account)
Optional Death Benefit - Annual Step-Up               0.20%

--------------------------------------------------------------------------------
Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

*Certain periodic fees and expenses for contracts issued before May 1, 2004, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses").

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------


Total Annual Investment                Minimum        Maximum
                                       ----           ----
Portfolio Operating Expenses            0.67%          1.59%
(expenses that are deducted from
investment portfolio assets,
including management fees,
12b-1/service fees, and other
expenses)


--------------------------------------------------------------------------------
FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."


                                       5

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.





                                                                              12B-1/
                                                           MANAGEMENT        SERVICE
                                                              FEES             FEES
                                                          ------------      ---------
MET INVESTORS SERIES TRUST
 Lord Abbett America's Value Portfolio                        0.65%           0.25%
 Lord Abbett Bond Debenture Portfolio                        0.52%           0.25%
 Lord Abbett Growth and Income Portfolio(1)                   0.52%           0.25%
 Lord Abbett Growth Opportunities Portfolio                  0.70%           0.25%
 Lord Abbett Mid-Cap Value Portfolio                          0.69%           0.25%
 MFS (Reg. TM) Research International Portfolio(1)           0.77%           0.25%
 Oppenheimer Capital Appreciation                             0.60%           0.25%
 Portfolio(1)
 PIMCO Total Return Portfolio                                0.50%           0.25%
 Met/Putnam Capital Opportunities Portfolio                   0.85%           0.25%
 Van Kampen Comstock Portfolio (2)                           0.65%           0.25%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio                              0.40%           0.25%
 BlackRock Money Market Portfolio                            0.35%           0.25%
 Capital Guardian U.S. Equity Portfolio                       0.68%           0.25%
 Davis Venture Value Portfolio                               0.72%           0.15%
 MFS (Reg. TM) Total Return Portfolio                         0.50%           0.25%
 Oppenheimer Global Equity Portfolio                         0.62%           0.25%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund                                 0.65%           0.25%
 Putnam VT Growth and Income Fund                            0.48%           0.25%



                                                                                                                     NET
                                                                                TOTAL          CONTRACTUAL          TOTAL
                                                                                ANNUAL           EXPENSE            ANNUAL
                                                              OTHER           PORTFOLIO          SUBSIDY          PORTFOLIO
                                                           EXPENSES(1)         EXPENSES        OR DEFERRAL        EXPENSE(2)
                                                          -------------      -----------      -------------      -----------
MET INVESTORS SERIES TRUST
 Lord Abbett America's Value Portfolio                        0.69%             1.59%             0.49%              1.10%
 Lord Abbett Bond Debenture Portfolio                        0.06%             0.83%             0.00%              0.83%
 Lord Abbett Growth and Income Portfolio(1)                   0.05%             0.82%             0.00%              0.82%
 Lord Abbett Growth Opportunities Portfolio                  0.25%             1.20%             0.05%              1.15%
 Lord Abbett Mid-Cap Value Portfolio                          0.09%             1.03%             0.00%              1.03%
 MFS (Reg. TM) Research International Portfolio(1)           0.30%             1.32%             0.07%              1.25%
 Oppenheimer Capital Appreciation                             0.10%             0.95%             0.00%              0.95%
 Portfolio(1)
 PIMCO Total Return Portfolio                                0.06%             0.81%             0.00%              0.81%
 Met/Putnam Capital Opportunities Portfolio                   0.35%             1.45%             0.00%              1.45%
 Van Kampen Comstock Portfolio (2)                           0.13%             1.03%             0.00%              1.03%
METROPOLITAN SERIES FUND, INC.
 BlackRock Bond Income Portfolio                              0.06%             0.71%             0.00%              0.71%
 BlackRock Money Market Portfolio                            0.07%             0.67%             0.01%              0.66%
 Capital Guardian U.S. Equity Portfolio                       0.07%             1.00%             0.00%              1.00%
 Davis Venture Value Portfolio                               0.06%             0.93%             0.00%              0.93%
 MFS (Reg. TM) Total Return Portfolio                         0.14%             0.89%             0.00%              0.89%
 Oppenheimer Global Equity Portfolio                         0.19%             1.06%             0.00%              1.06%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund                                 0.21%             1.11%             0.00%              1.11%
 Putnam VT Growth and Income Fund                            0.06%             0.79%             0.00%              0.79%



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2006 (excluding optional extensions). Due to expense waivers in addition to those shown in the table, actual Net Total Contractual Annual Expenses for the year ended December 31, 2004, for the Lord Abbett's America's Value Portfolio was 1.09% and for the Putnam VT Equity Income Fund was 1.08%. Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2004.

(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are:
    0.02% for the Lord Abbett Growth and Income Portfolio; 0.14% for the MFS (Reg. TM) Research International Portfolio; and 0.04% for the Oppenheimer Capital Appreciation Portfolio.

(2) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2005.


                                       6

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Optional Annual Step-Up Death Benefit rider, which is the most expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                     Time Periods
       1 year                  3 years               5 years               10 years
--------------------       ---------------       ---------------       ---------------
      (a)$1,051.34          (a)$1,606.87          (a)$2,160.08          (a)$3.715.03
        (b)$972.47          (b)$1,372.36          (b)$1,773.10          (b)$2,963.90


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$351.34          (a)$1,066.87          (a)$1,800.08          (a)$3,715.03
       (b)$272.47            (b)$832.36          (b)$1,413.10          (b)$2,963.90


CHART 2. Chart 2 below assumes you do not select the optional death benefit rider, which is the least expensive way to purchase the contract.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                    Time Periods
       1 year                 3 years               5 years               10 years
-------------------       ---------------       ---------------       ---------------
       (a)$981.43          (a)$1,402.29          (a)$1,827.99          (a)$3,098.03
       (b)$902.40          (b)$1,165.14          (b)$1,432.98          (b)$2,312.42


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                                   Time Periods
       1 year                3 years              5 years               10 years
-------------------       -------------       ---------------       ---------------
       (a)$281.43          (a)$862.29          (a)$1,467.99          (a)$3.098.03
      (b)$ 202.40          (b)$625.14          (b)$1,072.98          (b)$2,312.42


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


                                       7

1. THE ANNUITY CONTRACT
This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


Except as described below, the contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.


EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE DURING THE ACCUMULATION PHASE OF THE CONTRACT, EXCEPT IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM, AND NO TRANSFER WILL BE PERMITTED INTO THE FIXED ACCOUNT UNTIL THE INCOME PHASE OF THE CONTRACT. ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT DURING THE ACCUMULATION PHASE (EXCEPT FOR THE ENHANCED DOLLAR COST AVERAGING PROGRAM) SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."


MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."


                                       8

2. PURCHASE
PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o  We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or


o  a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have an EDCA or DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the EDCA or DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions


                                       9

or if unable to obtain such instructions, we will return your purchase payment to you.

FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:
   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed.


                                       10

Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your account representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 18 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP:// WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an investment portfolio, or its affiliates, may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of the compensation is not deducted from portfolio assets and does not decrease the portfolio's investment return. The amount of the compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.30%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the



                                       11


investment portfolios to the advisers and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor".) The payments are deducted from the assets of the investment portfolios and paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.

We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove an investment portfolio or limit it availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.


MET INVESTORS SERIES TRUST (CLASS B)
Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:


     Lord Abbett America's Value Portfolio

     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio

     MFS (Reg. TM) Research International Portfolio
     Oppenheimer Capital Appreciation Portfolio

     PIMCO Total Return Portfolio
     Met/Putnam Capital Opportunities Portfolio

     Van Kampen Comstock Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio

     Capital Guardian U.S. Equity Portfolio
     Davis Venture Value Portfolio (Class E)

     MFS (Reg. TM) Total Return Portfolio
     Oppenheimer Global Equity Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

     Putnam VT Equity Income Fund
     Putnam VT Growth and Income Fund

TRANSFERS


GENERAL. You can transfer a portion of your account value among the fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -
Market Timing.") We are not currently charging a transfer



                                       12

fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

o  Your request for transfer must clearly state how much the transfer is for.

o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or
     (b) the amount transferred out of the fixed account in the prior contract year.


o You may not make a transfer to more than 18 investment portfolios (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

o  The credited interest rate is equal to the guaranteed minimum rate;

o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

o  A transfer was made out of the fixed account within the previous 180 days.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information - Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction


                                       13


with the following: Dollar Cost Averaging, Three Month Market Entry, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios ( i.e., the Lord Abbett Bond Debenture, MFS (Reg. TM) Research International, and Oppenheimer Global Equity Portfolios) and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts.

The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.



                                       14


In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.    STANDARD DOLLAR COST AVERAGING (DCA)

     This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.

You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase Payment -
Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


2.    ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)
     The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Except as discussed below, only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


You can make subsequent purchase payments while you have an active EDCA account in effect, provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and


                                       15

     thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the EDCA program, and your contract was issued prior to May 1, 2005, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio, unless you specify otherwise. If your contract was issued on or after May 1, 2005, all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.


THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.


EXAMPLE:

   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Lord Abbett Growth Opportunities Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have



                                       16


   chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Lord Abbett Growth Opportunities Portfolio to increase those holdings to 60%.


VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.



4. EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.


This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGE. If you select the optional Annual Step-Up Death Benefit rider, we assess a daily charge during the accumulation phase equal, on an annual basis, to 0.20% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year


                                       17

if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then

2.    The free withdrawal amount described below; then

3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. However, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from            Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
-------------------------------      ------------------------
  0                                             7
  1                                             6
  2                                             6
  3                                             5
  4                                             4
  5                                             3
  6                                             2
  7 and thereafter                              0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract. In lieu of a



                                       18


withdrawal charge waiver, we may provide an account value credit.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

For contracts issued on and after May 1, 2005, these riders are not available for owners who are age 81 or older (on the contract issue date). Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of the investment portfolios.



5.  ANNUITY PAYMENTS
        (THE INCOME PHASE)
ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we


                                       19

issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

o  fixed annuity payments, or

o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:



1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3)    the performance of the investment portfolios you selected.


At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.


Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.

If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied. This annuity option permits withdrawal of a commuted value. (See "Federal Income Tax Status - Other Tax Issues.")



                                       20

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status".)



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



                                       21

6. ACCESS TO YOUR MONEY
You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1)    by making a withdrawal (either a partial or a complete withdrawal);

(2)    by electing to receive annuity payments; or

(3)    when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

o  less any applicable withdrawal charge,

o  less any premium or other tax,

o  less any account fee, and

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.


How to withdraw all or part of your account value.

o You must submit a request to our Annuity Service Center. (See "Requests and Elections.")

o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")

o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o  trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably


                                       22

     practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. PERFORMANCE
We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee or withdrawal charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fee, withdrawal charges and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



8. DEATH BENEFIT
UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


                                       23

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)    the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)    the highest anniversary value, as defined below.

On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and

o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond her or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of



                                       24

distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax laws also generally allows distributions to begin by the year in which the annuitant would have reached 701/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60-day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy required minimum distribution rules for tax qualified contracts other than IRAs.


DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.



9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


                                       25

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 591/2;

o  made on or after the death of an owner;

o  attributable to the taxpayer's becoming disabled;

o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as


                                       26

transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs



                                       27

within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of


                                       28

the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consquences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 591/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 591/2.

o The possibility that the exercise of the commutations feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value



                                       29


of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.



10. OTHER INFORMATION
FIRST METLIFE INVESTORS


First MetLife Investors was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife. MetLife is a leading provider of insurance and financial products and services to individual and group customers. First MetLife Investors is licensed to do business only in the State of New York.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


                                       30

The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, CA 92660, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The sales representatives and managers of our affiliates may be eligible for additional cash compensation such as bonuses, stock options, training allowances, supplemental salary, payments based on a percentage of the contract's account value, financing arrangements, medical and other insurance benefits, retirement benefits and other benefits. The amount of this additional compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by First MetLife Investors and its affiliates. Sales representatives of affiliates must meet a minimum level of sales of proprietary products in order to maintain their eligibility for the additional cash compensation. Sales representatives and managers of our affiliates are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes and awards.

Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature and similar services.

Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS

The Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. A group of selected selling firms receive additional compensation, which may include marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from the general account of the Company. A portion of the payments made to selling firms may be passed on to their account representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 7% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.20% of account value (less purchase payments received within the previous 12 months) for so long as the



                                       31


contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.

The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2004, as well as the range of additional compensation paid.)

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.


Requests for service may be made:

o  Through your registered representative

o By telephone at 1-800-343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center

o  By fax at (515) 457-4400 or

o  By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in


                                       32

the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer systems, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

o  change beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).

o  assign the contract (subject to limitation).

o  change the payment option.

o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

First MetLife Investors like other life insurance companies, is involved on occasion in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. First MetLife Investors does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.



                                       33

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Company
     Experts
     Custodian
     Legal Matters
     Distribution
     Calculation of Performance Information
     Annuity Provisions
     Tax Status of the Contracts
     Condensed Financial Information
     Financial Statements

                                       34

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following chart lists the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges. Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1 -  Contracts with the Standard Death Benefit - Principal Protection
         (total separate account product charges, applicable on and after May 1, 2004, equal 1.30% on an annual basis)





                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       11/19/2004
=============                                                    ====      ==========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       11/19/2004
=============                                                    ====      ==========
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========



                                                                                                              NUMBER OF
                                                                   ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                                  UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                                   BEGINNING OF            END OF           OUTSTANDING AT
                                                                      PERIOD               PERIOD           END OF PERIOD
                                                                 ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       14.664335            15.152734           1,705.2254
=============                                                       =========            =========           ==========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       14.953016            16.069205          -
=============                                                       =========            =========         ============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       12.332467            13.946009          -
=============                                                       =========            =========         ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       16.137459            17.204948         57,846.7109
=============                                                       =========            =========         ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       43.242312            47.937816         19,815.5006
=============                                                       =========            =========         ============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                        8.812961             9.792630          -
=============                                                       =========            =========         ============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       20.314331            23.683379          1,830.7054
=============                                                       =========            =========         ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                        9.755208            11.208267         42,372.8417
=============                                                       =========            =========         ============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       12.771613            14.819977          -
=============                                                       =========            =========         ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                        9.999714             9.965778          3,168.1420
=============                                                       =========            =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       11.676306            12.110712         56,067.7304
=============                                                       =========            =========         ============


                                      A-1

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                    1.30% SEPARATE ACCOUNT PRODUCT CHARGES
 METROPOLITAN SERIES FUND, INC.
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 MFS (Reg. TM)TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B)
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 METROPOLITAN SERIES FUND, INC.
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                               10.632445            11.417835          -
=============                                               =========            =========         ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                               11.077739            11.934370         132,380.2910
=============                                               =========            =========         ============
 MFS (Reg. TM)TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                               37.396362            40.689761          -
=============                                               =========            =========         ============
 MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B)
   05/01/2004                                                4.242724             4.432154          -
=============                                               =========            =========         ============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004                                               12.035463            13.280968          -
=============                                               =========            =========         ============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004                                               45.386183            49.298756          -
=============                                               =========            =========         ============




                                      A-2


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2 - Contracts with the Annual Step-Up Death Benefit (total separate account product charges, applicable on and after May 1, 2004, equal 1.50% on an annual basis)





                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       11/19/2004
=============                                                    ====      ==========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       11/19/2004
=============                                                    ====      ==========
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 METROPOLITAN SERIES FUND, INC.
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                     to       12/31/2004
=============                                                    ====      ==========



                                                                                                              NUMBER OF
                                                                   ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                                  UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                                   BEGINNING OF            END OF           OUTSTANDING AT
                                                                      PERIOD               PERIOD           END OF PERIOD
                                                                 ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       14.431310            14.895701             2,756.1620
=============                                                       =========            =========             ==========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       14.715388            15.796607          -
=============                                                       =========            =========         ==============
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       12.307654            13.899516          -
=============                                                       =========            =========         ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       16.104967            17.147561           85,505.9689
=============                                                       =========            =========         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       43.155329            47.778007           62,237.9798
=============                                                       =========            =========         ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                        8.756346             9.716826            1,609.5350
=============                                                       =========            =========         ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       20.043768            23.336992            6,171.2649
=============                                                       =========            =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   05/01/2004                                                        9.735580            11.170897           91,186.4513
=============                                                       =========            =========         ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       12.568596            14.565078          -
=============                                                       =========            =========         ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   05/01/2004                                                        9.979567             9.932521           47,476.6178
=============                                                       =========            =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       11.652784            12.070302           88,280.1840
=============                                                       =========            =========         ==============
 METROPOLITAN SERIES FUND, INC.
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       10.589837            11.357010          -
=============                                                       =========            =========         ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2004                                                       11.055459            11.894586         247,828.3455
=============                                                       =========            =========         ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
   05/01/2004                                                       36.145109            39.276210             252.9255
=============                                                       =========            =========         ==============


                                      A-3

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
 MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B)
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004                                             to       12/31/2004
=============                                            ====      ==========



                                                                                                      NUMBER OF
                                                           ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                          UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                           BEGINNING OF            END OF           OUTSTANDING AT
                                                              PERIOD               PERIOD           END OF PERIOD
                                                         ---------------      ---------------      ---------------
 MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B)
   05/01/2004                                                4.208800             4.390890                -
=============                                                ========             ========         ===============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004                                               12.011184            13.236617                -
=============                                               =========            =========         ===============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
   05/01/2004                                               43.934444            47.658643                -
=============                                               =========            =========         ===============



                                      A-4

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (closed effective as of May 1, 2003) and Jennison Growth Portfolio (closed effective May 1, 2005); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign Securities Fund (closed effective May 1, 2003); and (c) Metropolitan Series Fund, Inc.: MFS (Reg. TM) Investors Trust Series (closed effective May 1, 2003); FI International Stock Portfolio (formerly Putnam International Stock Portfolio) (closed effective December 19, 2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004).


Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS (Reg. TM) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.


Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust; and (b) AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.


Effective as of November 22, 2004, the following investment portfolios were merged: J.P. Morgan Select Equity Portfolio of the Met Investors Series Trust merged into the Capital Guardian U.S. Equity Portfolio of the Metropolitan Series Fund, Inc,; and J.P. Morgan Quality Bond Portfolio of Met Investors Series Trust merged into the PIMCO Total Return Portfolio of Met Investors Series Trust.

Effective May 1, 2005, the following portfolios were merged: Met/Putnam Voyager Portfolio merged into the Jennison Growth Portfolio; and Money Market Portfolio merged into BlackRock Money Market Portfolio.


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


                                      A-5

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is managed by Met Investors Advisory, LLC, (Met Investors Advisory), which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

LORD ABBETT AMERICA'S VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

SUBADVISER: Putnam Investment Management, LLC

INVESTMENT OBJECTIVE: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small and mid-sized companies.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.



                                      B-1



METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate ofFirst MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO


SUBADVISER: Capital Guardian Trust Company

INVESTMENT OBJECTIVE: The Capital Guardian U.S. Equity Portfolio seeks long-term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

MFS (Reg. TM) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


OPPENHEIMER GLOBAL EQUITY PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

PUTNAM VARIABLE TRUST (CLASS IB)


Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

PUTNAM VT EQUITY INCOME FUND


INVESTMENT OBJECTIVE: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.


PUTNAM VT GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks capital growth and current income.


                                      B-2

APPENDIX C
EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS
In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA
The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                12000                   2000                  10000                10000
    2                                        2000                   8095                 8095
    3                                        2000                   6172                 6172
    4                 6000                   3000                   9230                 3230               6000
    5                                        3000                   6309                  261               6048
    6                                        3000                   3359                    0               3359
    7                                        3000                    386                    0                386
    8                                         389                      0                    0                  0
    9                                           0                      0                    0                  0
   10                                           0                      0                    0                  0
   11                                           0                      0                    0                  0
   12                                           0                      0                    0                  0
   13                                           0                      0                    0                  0
   14                                           0                      0                    0                  0
   15                                           0                      0                    0                  0


                                      C-1

12-MONTH EDCA
The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x

(1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.


                                                                                        ---- Account Values----
 Beg of         Amount Allocated             Actual                 EDCA             1st Payment         2nd Payment
  Month              to EDCA             EDCA Transfer         Account Value            Bucket             Bucket
--------       ------------------       ---------------       ---------------       -------------       ------------
    1                24000                   2000                  22000                22000
    2                                        2000                  20209                20209
    3                                        2000                  18401                18401
    4                                        2000                  16575                16575
    5                                        2000                  14732                14732
    6                12000                   3000                  23872                11872              12000
    7                                        3000                  21801                 8985              12096
    8                                        3000                  18262                 6070              12192
    9                                        3000                  15417                 3128              12289
   10                                        3000                  12545                  157              12387
   11                                        3000                   9645                    0               9645
   12                                        3000                   6722                    0               6722
   13                                        3000                   3776                    0               3776
   14                                        3000                    806                    0                806
   15                                         812                      0                    0                  0

                                       --

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                   FIRST METLIFE INVESTORS INSURANCE COMPANY

                         CLASS VA, CLASS AA AND CLASS B
THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2005, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2005.

SAI-505NYVAAAB

TABLE OF CONTENTS                                                 PAGE


COMPANY ......................................................       2
EXPERTS ......................................................       2
CUSTODIAN ....................................................       2
LEGAL MATTERS ................................................       2
DISTRIBUTION .................................................       2
     Reduction or Elimination of the Withdrawal Charge .......       4
CALCULATION OF PERFORMANCE INFORMATION .......................       4
     Total Return ............................................       4
     Historical Unit Values ..................................       5
     Reporting Agencies ......................................       5
ANNUITY PROVISIONS ...........................................       5
     Variable Annuity ........................................       5
     Fixed Annuity ...........................................       7
     Mortality and Expense Guarantee .........................       7
     Legal or Regulatory Restrictions on Transactions ........       7
TAX STATUS OF THE CONTRACTS ..................................       7
CONDENSED FINANCIAL INFORMATION ..............................       9
     Class VA ................................................       9
     CLASS AA ................................................      13
     CLASS B .................................................      23
FINANCIAL STATEMENTS .........................................      27

COMPANY
First MetLife Investors Insurance Company (First MetLife Investors or the Company) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. On December 31, 2002. First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife.


First MetLife Investors is presently licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


EXPERTS
The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.


CUSTODIAN
First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

LEGAL MATTERS
Legal matters in connection with the contracts described in this registration statement have been passed on by Richard C. Pearson, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See "Other Information - Distribution of the Contracts.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.



Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                                 Aggregate Amount of
                                                 Commissions Retained
                     Aggregate Amount of         by Distributor After
                     Commissions Paid to         Payments to Selling
Fiscal year              Distributor                    Firms
-------------       ---------------------       ---------------------
2002                $   139,056                 $0
2003                $ 6,366,843                 $0
2004                $11,902,127                 $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2004 ranged from $4,088,944 to $142. The amount of commissions paid to selected selling firms during 2004 ranged from $37,331,317 to $2,510. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2004 ranged from $41,420,261 to $30,243. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (MetLife Investors Insurance Company, MetLife Investors Insurance Company of California and MetLife Investors USA Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2004 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

A.G. Edwards & Sons, Inc.
Commonwealth
Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger Corp.
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services, Inc.
Vision Investment Services
Wachovia Securities, LLC

As described in "Investment Options" in the prospectus, certain investment portfolios offered in the contracts compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. These payments are based on a percentage of assets allocated to the portfolio. Pursuant to agreements with A.G. Edwards & Sons, Inc. ("A.G. Edwards"), we pay to them a percentage amount equal to all or a portion of these payments, and we pay similar percentage fees on assets allocated to certain portfolios of affiliated investment portfolios. As a result of these arrangements, A.G. Edwards may have an incentive to recommend to its customers the purchase of the contract for which we pay amounts with respect to the investment portfolios. The fees may vary from investment portfolio to portfolio and they may be significant. It is conceivable that A.G. Edwards may have an incentive to recommend to customers, in connection with the A.G. Edwards asset allocation program, that they allocate purchase payments and account value to the investment portfolios that result in payment of amounts or payment of higher amounts. During 2004, the percentage fees ranged from 0.05% to 0.25%. For more information about the nature and extent of these fees, you should ask your A.G. Edwards registered representative.

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges, the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges and GMIB rider charge. For purposes of calculating performance information, the GMIB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion
                  thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any applicable withdrawal charge or GMIB Charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.



ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (contract value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:


1. dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)    the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is     the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)    the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o  You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS
Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.

CLASS VA

CHART 3 -  Contracts with the Standard Death Benefit - Principal Protection
         (total separate account product charges, applicable prior to May 1, 2003, equal 1.40% on an annual basis)



                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET INVESTORS SERIES TRUST (CLASS B)
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            11.971801              298.4523
============        ====      ==========            ========            =========              ========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
  10/30/2002         to       12/31/2002            8.635255             8.832552              193.7673
  01/01/2003         to       12/31/2003            8.832552            11.755482            2,039.3445
  01/01/2004         to       12/31/2004           11.755482            13.970748            3,724.2255
============        ====      ==========           =========            =========            ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
  10/30/2002         to       12/31/2002            5.427334             5.200438              652.1177
  01/01/2003         to       12/31/2003            5.200438             6.712800            3,799.9444
  01/01/2004         to       12/31/2004            6.712800             7.177933           65,870.8065
============        ====      ==========           =========            =========           ===========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
  10/30/2002         to       12/31/2002           13.064969            13.705136            5,661.9526
  01/01/2003         to       12/31/2003           13.705136            16.103871           20,561.1636
  01/01/2004         to       12/31/2004           16.103871            17.176230           18,511.1512
============        ====      ==========           =========            =========           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
  10/30/2002         to       12/31/2002           33.126810            33.421284            4,234.4157
  01/01/2003         to       12/31/2003           33.421284            43.085314            8,105.9118
  01/01/2004         to       12/31/2004           43.085314            47.857828           10,963.9496
============        ====      ==========           =========            =========           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT
  10/30/2002         to       12/31/2002            7.219350             7.289280            1,896.2515
  01/01/2003         to       12/31/2003            7.289280             9.491245            3,868.1930
  01/01/2004         to       12/31/2004            9.491245            11.189560            9,254.3834
============        ====      ==========           =========            =========           ===========

                       1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT
  10/30/2002         to       12/31/2002            9.483862             9.665975                  10.0000
  01/01/2003         to       12/31/2003            9.665975            12.026501             1,373.7314
  01/01/2004         to       12/31/2004           12.026501            13.566810               750.0953
============        ====      ==========           =========            =========             ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
  10/30/2002         to       12/31/2002            8.463565             8.472945               659.4062
  01/01/2003         to       12/31/2003            8.472945            11.602508             1,910.0040
  01/01/2004         to       12/31/2004           11.602508            12.176705             2,454.6826
============        ====      ==========           =========            =========             ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT
  10/30/2002         to       12/31/2002            6.334875             6.298411               186.8630
  01/01/2003         to       12/31/2003            6.298411             7.722500               176.2071
  01/01/2004         to       12/31/2004            7.722500             7.933271               181.9115
============        ====      ==========           =========            =========             ============
 MONEY MARKET SUB-ACCOUNT
  10/30/2002         to       12/31/2002           10.131401            10.122875               876.9102
  01/01/2003         to       12/31/2003           10.122875            10.025490             9,585.7913
  01/01/2004         to       12/31/2004           10.025490             9.949131             1,143.9346
============        ====      ==========           =========            =========             ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
  05/01/2004         to       12/31/2004            9.998849            12.833645          -
============        ====      ==========           =========            =========         ================
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
  10/30/2002         to       12/31/2002            6.386502             6.283863             2,872.2497
  01/01/2003         to       12/31/2003            6.283863             7.964318           11,706.3753
  01/01/2004         to       12/31/2004            7.964318             8.356218           11,743.6700
============        ====      ==========           =========            =========         ================
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
  05/01/2003         to       12/31/2003           10.000000            10.435925          -
  01/01/2004         to       12/31/2004           10.435925            11.217736              556.5779
============        ====      ==========           =========            =========         ================
 PIMCO TOTAL RETURN SUB-ACCOUNT
  10/30/2002         to       12/31/2002           11.140421            11.355362           51,024.5764
  01/01/2003         to       12/31/2003           11.355362            11.679662         103,151.6902
  01/01/2004         to       12/31/2004           11.679662            12.090485         108,382.5282
============        ====      ==========           =========            =========         ================
 RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
  (FORMERLY PIMCO PEA INNOVATION SUB-ACCOUNT)
  10/30/2002         to       12/31/2002            2.908840             2.960358              12.1589
  01/01/2003         to       12/31/2003            2.960358             4.599830           1,812.0154
  01/01/2004         to       12/31/2004            4.599830             4.340121           2,265.6593
============        ====      ==========           =========            =========         ================

                           1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 MET INVESTORS SERIES TRUST - ASSEST ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           to       12/31/2004
=============                                                          ====      ==========



                                                                         ACCUMULATION         ACCUMULATION
                                                                        UNIT VALUE AT        UNIT VALUE AT
                                                                         BEGINNING OF            END OF
                                                                            PERIOD               PERIOD
                                                                       ---------------      ---------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   10/30/2002                                                              4.587918             4.545270
   01/01/2003                                                              4.545270             6.124338
   01/01/2004                                                              6.124338             7.115346
=============                                                              ========             ========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   10/30/2002                                                              7.715812             8.232502
   01/01/2003                                                              8.232502            11.480838
   01/01/2004                                                             11.480838            14.321488
=============                                                             =========            =========
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                              9.998849            11.115049
=============                                                             =========            =========
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/30/2002                                                              8.295268             8.357717
   01/01/2003                                                              8.357717            10.774657
   01/01/2004                                                             10.774657            11.914458
=============                                                             =========            =========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                             10.335789            10.713489
   01/01/2003                                                             10.713489            13.979999
   01/01/2004                                                             13.979999            15.115774
=============                                                             =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                              7.954124             7.628086
   01/01/2003                                                              7.628086             9.755498
   01/01/2004                                                              9.755498            10.479270
=============                                                             =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/30/2002                                                              8.392961             8.289818
   01/01/2003                                                              8.289818            10.453078
   01/01/2004                                                             10.453078            11.366871
=============                                                             =========            =========
 MET INVESTORS SERIES TRUST - ASSEST ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                             10.302502            10.691554
=============                                                             =========            =========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                             10.102642            10.395455
=============                                                             =========            =========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                              9.942753            10.111501
=============                                                             =========            =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                       ---------------
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   10/30/2002                                                            1,303.5603
   01/01/2003                                                          38,932.7802
   01/01/2004                                                          41,832.8542
=============                                                          ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   10/30/2002                                                             298.5017
   01/01/2003                                                           4,026.4423
   01/01/2004                                                           4,856.2263
=============                                                          ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004                                                             875.3682
=============                                                          ============
 METROPOLITAN SERIES FUND, INC.
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/30/2002                                                           1,879.7995
   01/01/2003                                                          51,132.3303
   01/01/2004                                                          62,017.0154
=============                                                          ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                           1,103.1435
   01/01/2003                                                           9,191.0874
   01/01/2004                                                           9,724.9868
=============                                                          ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                             986.1596
   01/01/2003                                                           4,019.9572
   01/01/2004                                                           5,940.5229
=============                                                          ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/30/2002                                                           1,031.9781
   01/01/2003                                                           1,196.2503
   01/01/2004                                                           1,203.8796
=============                                                          ============
 MET INVESTORS SERIES TRUST - ASSEST ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           -
=============                                                          ============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004                                                           -
=============                                                          ============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004                                                           -
=============                                                          ============

                                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          ACCUMULATION         ACCUMULATION
                                                                         UNIT VALUE AT        UNIT VALUE AT
                                                                          BEGINNING OF            END OF
                                                                             PERIOD               PERIOD
                                                                        ---------------      ---------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                to       12/31/2004          10.242545            10.606431
=============                               ====      ==========          =========            =========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                to       12/31/2004          10.012704            10.231750
=============                               ====      ==========          =========            =========



                                               NUMBER OF
                                              ACCUMULATION
                                                 UNITS
                                             OUTSTANDING AT
                                             END OF PERIOD
                                            ---------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004                                      -
=============                               ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004                                      -
=============                               ===============

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.

CLASS AA

CHART 3 - Contracts with the Annual Step-Up Death Benefit and no additional death benefit riders (total separate account product charges, applicable prior to May 1, 2004, equal 1.40% on an annual basis)



                                 1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES I)
  10/30/2002         to       12/31/2002            4.930068             4.709108         13,395.6115
  01/01/2003         to       12/31/2003            4.709108             6.014516         11,499.9594
  01/01/2004         to       12/31/2004            6.014516             6.323643         11,952.6412
============        ====      ==========            ========             ========         ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES I)
  10/30/2002         to       12/31/2002            4.903964             4.988754         4,647.6850
  01/01/2003         to       12/31/2003            4.988754             6.349153         5,404.2787
  01/01/2004         to       12/31/2004            6.349153             7.763568         5,176.5412
============        ====      ==========            ========             ========         ===========
 AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT (SERIES II)
  10/30/2002         to       12/31/2002            4.922436             4.703955            16.8688
  01/01/2003         to       12/31/2003            4.703955             5.992296          -
  01/01/2004         to       12/31/2004            5.992296             6.282954          -
============        ====      ==========            ========             ========         ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
  10/30/2002         to       12/31/2002            4.898472             4.979427            16.4044
  01/01/2003         to       12/31/2003            4.979427             6.314488          -
  01/01/2004         to       12/31/2004            6.314488             7.702444          -
============        ====      ==========            ========             ========         ===========
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND
 VIP EQUITY-INCOME SUB-ACCOUNT (SERVICE CLASS 2)
  10/30/2002         to       2/31/2002             8.997392             9.102437             8.4640
  01/01/2003         to       12/31/2003            9.102437            11.671358          -
  01/01/2004         to       12/31/2004           11.671358            12.801496         2,929.5018
============        ====      ==========           =========            =========         ===========

                            1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2)
   10/30/2002                                                             to       12/31/2002
   01/01/2003                                                             to       12/31/2003
   01/01/2004                                                             to       12/31/2004
=============                                                            ====      ==========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                             to       12/31/2002
   01/01/2003                                                             to       12/31/2003
   01/01/2004                                                             to       12/31/2004
=============                                                            ====      ==========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                             to       12/31/2002
   01/01/2003                                                             to       12/31/2003
   01/01/2004                                                             to       12/31/2004
=============                                                            ====      ==========
 MET INVESTORS SERIES TRUST
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                             to       12/31/2004
=============                                                            ====      ==========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   10/30/2002                                                             to       12/31/2002
   01/01/2003                                                             to       12/31/2003
   01/01/2004                                                             to       04/30/2004
=============                                                            ====      ==========
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   10/30/2002                                                             to       12/31/2002
   01/01/2003                                                             to       04/24/2003
=============                                                            ====      ==========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                             to       12/31/2002
   01/01/2003                                                             to       04/25/2003
=============                                                            ====      ==========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   10/30/2002                                                             to       12/31/2002
   01/01/2003                                                             to       12/31/2003
   01/01/2004                                                             to       11/19/2004
=============                                                            ====      ==========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                             to       12/31/2002
   01/01/2003                                                             to       12/31/2003
   01/01/2004                                                             to       11/19/2004
=============                                                            ====      ==========



                                                                           ACCUMULATION         ACCUMULATION
                                                                          UNIT VALUE AT        UNIT VALUE AT
                                                                           BEGINNING OF            END OF
                                                                              PERIOD               PERIOD
                                                                         ---------------      ---------------
 VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2)
   10/30/2002                                                                8.861055             8.668190
   01/01/2003                                                                8.668190            11.329334
   01/01/2004                                                               11.329334            11.520218
=============                                                               =========            =========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                                6.431340             6.870187
   01/01/2003                                                                6.870187            10.364889
   01/01/2004                                                               10.364889            12.746084
=============                                                               =========            =========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                                7.033947             7.161705
   01/01/2003                                                                7.161705             9.337160
   01/01/2004                                                                9.337160            10.912970
=============                                                               =========            =========
 MET INVESTORS SERIES TRUST
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                6.604499             7.177933
=============                                                               =========            =========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                9.403988             8.706807
   01/01/2003                                                                8.706807            10.592078
   01/01/2004                                                               10.592078            10.484133
=============                                                               =========            =========
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   10/30/2002                                                               12.816193            12.656819
   01/01/2003                                                               12.656819            13.147480
=============                                                               =========            =========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                8.519355             8.654755
   01/01/2003                                                                8.654755             8.409175
=============                                                               =========            =========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   10/30/2002                                                               14.083922            14.351445
   01/01/2003                                                               14.351445            14.683714
   01/01/2004                                                               14.683714            15.066905
=============                                                               =========            =========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                               11.455383            11.496546
   01/01/2003                                                               11.496546            15.100620
   01/01/2004                                                               15.100620            16.257944
=============                                                               =========            =========



                                                                            NUMBER OF
                                                                           ACCUMULATION
                                                                              UNITS
                                                                          OUTSTANDING AT
                                                                          END OF PERIOD
                                                                         ---------------
 VIP GROWTH SUB-ACCOUNT (SERVICE CLASS 2)
   10/30/2002                                                                 756.5410
   01/01/2003                                                               6,494.9214
   01/01/2004                                                              11,971.8736
=============                                                              ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                                 582.5421
   01/01/2003                                                               4,786.3473
   01/01/2004                                                               7,556.2786
=============                                                              ===========
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                               1,241.6644
   01/01/2003                                                               5,811.1764
   01/01/2004                                                              11,300.8540
=============                                                              ===========
 MET INVESTORS SERIES TRUST
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                              65,870.8065
=============                                                              ===========
 JANUS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN PREMIER GROWTH SUB-ACCOUNT (CLASS B))
   10/30/2002                                                               1,048.5632
   01/01/2003                                                              33,877.6144
   01/01/2004                                                              36,194.4204
=============                                                              ===========
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                 189.0536
   01/01/2003                                                                 183.5781
=============                                                              ===========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                 307.6857
   01/01/2003                                                                 299.2623
=============                                                              ===========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   10/30/2002                                                               2,499.9856
   01/01/2003                                                              31,834.2260
   01/01/2004                                                              37,054.3843
=============                                                              ===========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                               1,916.7875
   01/01/2003                                                               2,346.0208
   01/01/2004                                                               2,426.8073
=============                                                              ===========

                           1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
   05/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       04/30/2004
=============                                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS)
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       04/25/2003
=============                                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       12/31/2004
=============                                                          ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   10/30/2002                                                           to       12/31/2002
   01/01/2003                                                           to       12/31/2003
   01/01/2004                                                           to       04/30/2004
=============                                                          ====      ==========



                                                                         ACCUMULATION         ACCUMULATION
                                                                        UNIT VALUE AT        UNIT VALUE AT
                                                                         BEGINNING OF            END OF
                                                                            PERIOD               PERIOD
                                                                       ---------------      ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                             13.064969            13.705136
   01/01/2003                                                             13.705136            16.103871
   01/01/2004                                                             16.103871            17.176230
=============                                                             =========            =========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
   05/01/2004                                                             16.252965            17.331204
=============                                                             =========            =========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
   10/30/2002                                                              6.831453             7.198007
   01/01/2003                                                              7.198007             8.875049
   01/01/2004                                                              8.875049             9.011550
=============                                                             =========            =========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS)
   10/30/2002                                                              9.220148             9.625843
   01/01/2003                                                              9.625843            11.172186
   01/01/2004                                                             11.172186            11.988395
=============                                                             =========            =========
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   10/30/2002                                                              8.665628             9.193222
   01/01/2003                                                              9.193222            11.490888
   01/01/2004                                                             11.490888            12.393944
=============                                                             =========            =========
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                              7.331147             7.412032
   01/01/2003                                                              7.412032             7.526499
=============                                                             =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   10/30/2002                                                             33.126810            33.421284
   01/01/2003                                                             33.421284            43.085314
   01/01/2004                                                             43.085314            47.857828
=============                                                             =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   10/30/2002                                                              4.850792             4.755943
   01/01/2003                                                              4.755943             5.866104
   01/01/2004                                                              5.866104             5.758357
=============                                                             =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   10/30/2002                                                              4.843708             4.745813
   01/01/2003                                                              4.745813             5.841895
   01/01/2004                                                              5.841895             5.728458
=============                                                             =========            =========



                                                                          NUMBER OF
                                                                         ACCUMULATION
                                                                            UNITS
                                                                        OUTSTANDING AT
                                                                        END OF PERIOD
                                                                       ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                            5,661.9526
   01/01/2003                                                          20,561.1636
   01/01/2004                                                          18,511.1512
=============                                                          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
   05/01/2004                                                           8,662.3498
=============                                                          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - HIGH YIELD SUB-ACCOUNT)
   10/30/2002                                                              11.3218
   01/01/2003                                                           -
   01/01/2004                                                           -
=============                                                          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) HIGH INCOME SUB-ACCOUNT (SERVICE CLASS)
   10/30/2002                                                             282.3915
   01/01/2003                                                          29,252.8499
   01/01/2004                                                          29,683.4103
=============                                                          ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  (FORMERLY VIP HIGH INCOME SUB-ACCOUNT (SERVICE CLASS 2))
   10/30/2002                                                               9.8505
   01/01/2003                                                           -
   01/01/2004                                                           -
=============                                                          ============
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                             391.9936
   01/01/2003                                                             382.4384
=============                                                          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   10/30/2002                                                           4,234.4157
   01/01/2003                                                           8,105.9118
   01/01/2004                                                          10,963.9496
=============                                                          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES I))
   10/30/2002                                                          10,435.0712
   01/01/2003                                                           8,505.4882
   01/01/2004                                                           8,740.9823
=============                                                          ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   10/30/2002                                                              16.2224
   01/01/2003                                                           1,019.9771
   01/01/2004                                                           1,302.7536
=============                                                          ============

                                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VALUE SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       04/30/2004
=============                                                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT)
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       04/30/2004
=============                                                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH & INCOME SUB-ACCOUNT)
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       04/30/2004
=============                                                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       04/30/2004
=============                                                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       04/30/2004
=============                                                                         ====      ==========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       12/31/2004
=============                                                                         ====      ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       12/31/2004
=============                                                                         ====      ==========
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                          to       12/31/2004
=============                                                                         ====      ==========



                                                                                        ACCUMULATION         ACCUMULATION
                                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                                        BEGINNING OF            END OF
                                                                                           PERIOD               PERIOD
                                                                                      ---------------      ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VALUE SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                             8.407258             8.563449
   01/01/2003                                                                             8.563449            10.847816
   01/01/2004                                                                            10.847816            10.875436
=============                                                                            =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT)
   10/30/2002                                                                             6.528374             6.538203
   01/01/2003                                                                             6.538203             8.339884
   01/01/2004                                                                             8.339884             8.419097
=============                                                                            =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH & INCOME SUB-ACCOUNT)
   10/30/2002                                                                             7.465424             7.568604
   01/01/2003                                                                             7.568604             9.281577
   01/01/2004                                                                             9.281577             9.460724
=============                                                                            =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   10/30/2002                                                                            10.547551            10.637552
   01/01/2003                                                                            10.637552            13.127728
   01/01/2004                                                                            13.127728            13.339526
=============                                                                            =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                            10.082601            10.622335
   01/01/2003                                                                            10.622335            13.876698
   01/01/2004                                                                            13.876698            13.962049
=============                                                                            =========            =========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                             6.852817             6.573580
   01/01/2003                                                                             6.573580             8.796747
   01/01/2004                                                                             8.796747             9.753649
=============                                                                            =========            =========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                            14.919694            15.565227
   01/01/2003                                                                            15.565227            19.320918
   01/01/2004                                                                            19.320918            23.719979
=============                                                                            =========            =========
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                            20.447743            23.939554
=============                                                                            =========            =========



                                                                                         NUMBER OF
                                                                                        ACCUMULATION
                                                                                           UNITS
                                                                                       OUTSTANDING AT
                                                                                       END OF PERIOD
                                                                                      ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN VALUE SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                                10.0000
   01/01/2003                                                                          -
   01/01/2004                                                                          -
=============                                                                         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT)
   10/30/2002                                                                           1,388.2580
   01/01/2003                                                                           3,481.1348
   01/01/2004                                                                           3,516.5407
=============                                                                         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS GROWTH & INCOME SUB-ACCOUNT)
   10/30/2002                                                                              10.9400
   01/01/2003                                                                          -
   01/01/2004                                                                          -
=============                                                                         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   10/30/2002                                                                           1,429.2905
   01/01/2003                                                                           2,652.1903
   01/01/2004                                                                           2,795.0396
=============                                                                         ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT NEW VALUE SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                               7.4990
   01/01/2003                                                                          -
   01/01/2004                                                                          -
=============                                                                         ==============
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                           1,818.1465
   01/01/2003                                                                           6,069.1032
   01/01/2004                                                                           7,507.6464
=============                                                                         ==============
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                         11,127.7626
   01/01/2003                                                                         26,931.0387
   01/01/2004                                                                         30,430.0924
=============                                                                         ==============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                         12,089.2194
=============                                                                         ==============

                            1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
   10/30/2002                                                                              to
   01/01/2003                                                                              to
   01/01/2004                                                                              to
=============                                                                             ====
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                              to
   01/01/2003                                                                              to
   01/01/2004                                                                              to
=============                                                                             ====
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                              to
=============                                                                             ====
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
   10/30/2002                                                                              to
   01/01/2003                                                                              to
   01/01/2004                                                                              to
=============                                                                             ====
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT)
   10/30/2002                                                                              to
   01/01/2003                                                                              to
   01/01/2004                                                                              to
=============                                                                             ====
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   10/30/2002                                                                              to
   01/01/2003                                                                              to
   01/01/2004                                                                              to
=============                                                                             ====
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                              to
   01/01/2003                                                                              to
   01/01/2004                                                                              to
=============                                                                             ====
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                              to
   01/01/2003                                                                              to
   01/01/2004                                                                              to
=============                                                                             ====



                                                                                                              ACCUMULATION
                                                                                                             UNIT VALUE AT
                                                                                                              BEGINNING OF
                                                                                                                 PERIOD
                                                                                                            ---------------
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
   10/30/2002                                                                             12/31/2002           10.419284
   01/01/2003                                                                             12/31/2003           10.709523
   01/01/2004                                                                             04/30/2004           13.619029
=============                                                                             ==========           =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                             12/31/2002            7.219350
   01/01/2003                                                                             12/31/2003            7.289280
   01/01/2004                                                                             12/31/2004            9.491245
=============                                                                             ==========           =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                             12/31/2004            9.799014
=============                                                                             ==========           =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
   10/30/2002                                                                             12/31/2002            5.624501
   01/01/2003                                                                             12/31/2003            5.643647
   01/01/2004                                                                             04/30/2004            6.929297
=============                                                                             ==========           =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT)
   10/30/2002                                                                             12/31/2002            7.710881
   01/01/2003                                                                             12/31/2003            7.843897
   01/01/2004                                                                             04/30/2004           10.480095
=============                                                                             ==========           =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   10/30/2002                                                                             12/31/2002            8.453843
   01/01/2003                                                                             12/31/2003            8.432185
   01/01/2004                                                                             04/30/2004           12.039793
=============                                                                             ==========           =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                             12/31/2002            8.122434
   01/01/2003                                                                             12/31/2003            8.281257
   01/01/2004                                                                             04/30/2004           10.878096
=============                                                                             ==========           =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                             12/31/2002           10.242250
   01/01/2003                                                                             12/31/2003           10.498595
   01/01/2004                                                                             12/31/2004           13.306143
=============                                                                             ==========           =========



                                                                                            ACCUMULATION
                                                                                           UNIT VALUE AT
                                                                                               END OF
                                                                                               PERIOD
                                                                                          ---------------
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
   10/30/2002                                                                                10.709523
   01/01/2003                                                                                13.619029
   01/01/2004                                                                                14.047055
=============                                                                                =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                                 7.289280
   01/01/2003                                                                                 9.491245
   01/01/2004                                                                                11.189560
=============                                                                                =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                                11.267259
=============                                                                                =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
   10/30/2002                                                                                 5.643647
   01/01/2003                                                                                 6.929297
   01/01/2004                                                                                 6.999389
=============                                                                                =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT)
   10/30/2002                                                                                 7.843897
   01/01/2003                                                                                10.480095
   01/01/2004                                                                                10.233746
=============                                                                                =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   10/30/2002                                                                                 8.432185
   01/01/2003                                                                                12.039793
   01/01/2004                                                                                12.099773
=============                                                                                =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                                 8.281257
   01/01/2003                                                                                10.878096
   01/01/2004                                                                                10.787203
=============                                                                                =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                                10.498595
   01/01/2003                                                                                13.306143
   01/01/2004                                                                                15.245624
=============                                                                                =========



                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                                                               UNITS
                                                                                           OUTSTANDING AT
                                                                                           END OF PERIOD
                                                                                          ---------------
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP VALUE SUB-ACCOUNT)
   10/30/2002                                                                                 524.3864
   01/01/2003                                                                                 553.0995
   01/01/2004                                                                                 553.6261
=============                                                                                 ========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                             1,896.2515
   01/01/2003                                                                             3,868.1930
   01/01/2004                                                                             9,254.3834
=============                                                                             ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                              -
=============                                                                             ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT)
   10/30/2002                                                                                11.3694
   01/01/2003                                                                              -
   01/01/2004                                                                              -
=============                                                                             ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY GOLDMAN SACHS INTERNATIONAL EQUITY SUB-ACCOUNT)
   10/30/2002                                                                                 8.6754
   01/01/2003                                                                              -
   01/01/2004                                                                              -
=============                                                                             ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS A)
  (FORMERLY (LIBERTY) NEWPORT TIGER FUND, VARIABLE SERIES SUB-ACCOUNT (CLASS A))
   10/30/2002                                                                                 8.3775
   01/01/2003                                                                              -
   01/01/2004                                                                              -
=============                                                                             ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                                 8.6229
   01/01/2003                                                                              -
   01/01/2004                                                                              -
=============                                                                             ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS IB SHARES))
   10/30/2002                                                                             1,409.6842
   01/01/2003                                                                             1,875.0075
   01/01/2004                                                                             1,277.5282
=============                                                                             ============

                                1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                     to       12/31/2002
   01/01/2003                                                                     to       12/31/2003
   01/01/2004                                                                     to       04/30/2004
=============                                                                    ====      ==========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS)
   10/30/2002                                                                     to       12/31/2002
   01/01/2003                                                                     to       12/31/2003
   01/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                     to       12/31/2002
   01/01/2003                                                                     to       12/31/2003
   01/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                     to       12/31/2002
   01/01/2003                                                                     to       12/31/2003
   01/01/2004                                                                     to       04/30/2004
=============                                                                    ====      ==========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                     to       12/31/2002
   01/01/2003                                                                     to       12/31/2003
   01/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                     to       12/31/2004
=============                                                                    ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   10/30/2002                                                                     to       12/31/2002
   01/01/2003                                                                     to       12/31/2003
   01/01/2004                                                                     to       04/30/2004
=============                                                                    ====      ==========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   10/30/2002                                                                     to       12/31/2002
   01/01/2003                                                                     to       12/31/2003
   01/01/2004                                                                     to       04/30/2004
=============                                                                    ====      ==========



                                                                                   ACCUMULATION         ACCUMULATION
                                                                                  UNIT VALUE AT        UNIT VALUE AT
                                                                                   BEGINNING OF            END OF
                                                                                      PERIOD               PERIOD
                                                                                 ---------------      ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                        4.869769             4.918752
   01/01/2003                                                                        4.918752             6.185145
   01/01/2004                                                                        6.185145             6.288503
=============                                                                        ========             ========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS)
   10/30/2002                                                                        5.593008             5.407779
   01/01/2003                                                                        5.407779             7.115415
   01/01/2004                                                                        7.115415             7.451877
=============                                                                        ========             ========
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                       10.848819            11.082847
   01/01/2003                                                                       11.082847            14.019403
   01/01/2004                                                                       14.019403            16.357674
=============                                                                       =========            =========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                       10.131401            10.122875
   01/01/2003                                                                       10.122875            10.025490
   01/01/2004                                                                       10.025490             9.949131
=============                                                                       =========            =========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                        9.750716            10.282946
   01/01/2003                                                                       10.282946            14.097215
   01/01/2004                                                                       14.097215            18.804577
=============                                                                       =========            =========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                        7.869183             8.356218
=============                                                                       =========            =========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   10/30/2002                                                                        7.422494             7.238554
   01/01/2003                                                                        7.238554             8.624669
   01/01/2004                                                                        8.624669             8.667666
=============                                                                       =========            =========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   10/30/2002                                                                        6.171136             5.996300
   01/01/2003                                                                        5.996300             7.291438
   01/01/2004                                                                        7.291438             7.202509
=============                                                                       =========            =========



                                                                                    NUMBER OF
                                                                                   ACCUMULATION
                                                                                      UNITS
                                                                                  OUTSTANDING AT
                                                                                  END OF PERIOD
                                                                                 ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  (FORMERLY SCUDDER INTERNATIONAL SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                          984.7845
   01/01/2003                                                                      1,115.9183
   01/01/2004                                                                      1,094.4207
=============                                                                      ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) NEW DISCOVERY SUB-ACCOUNT (SERVICE CLASS)
   10/30/2002                                                                      2,469.1898
   01/01/2003                                                                    30,851.9373
   01/01/2004                                                                    32,241.4095
=============                                                                    ==============
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                       226.1868
   01/01/2003                                                                     1,040.2674
   01/01/2004                                                                     1,035.9969
=============                                                                    ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                       876.9102
   01/01/2003                                                                     9,585.7913
   01/01/2004                                                                     1,143.9346
=============                                                                    ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                       539.4539
   01/01/2003                                                                    12,812.0779
   01/01/2004                                                                    12,989.6145
=============                                                                    ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    11,743.6700
=============                                                                    ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - APPRECIATION SUB-ACCOUNT (SERVICE SHARES))
   10/30/2002                                                                     2,980.6990
   01/01/2003                                                                     3,261.9098
   01/01/2004                                                                     3,293.1986
=============                                                                    ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS VIF - DISCIPLINED STOCK SUB-ACCOUNT (SERVICE SHARES))
   10/30/2002                                                                        11.3608
   01/01/2003                                                                     -
   01/01/2004                                                                     -
=============                                                                    ==============

                             1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   10/30/2002                                                              to       12/31/2002
   01/01/2003                                                              to       12/31/2003
   01/01/2004                                                              to       04/30/2004
=============                                                             ====      ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/30/2002                                                              to       12/31/2002
   01/01/2003                                                              to       12/31/2003
   01/01/2004                                                              to       12/31/2004
=============                                                             ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                              to       12/31/2002
   01/01/2003                                                              to       12/31/2003
   01/01/2004                                                              to       12/31/2004
=============                                                             ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2004                                                              to       12/31/2004
=============                                                             ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
   10/30/2002                                                              to       12/31/2002
   01/01/2003                                                              to       12/31/2003
   01/01/2004                                                              to       04/30/2004
=============                                                             ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                              to       12/31/2004
=============                                                             ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   10/30/2002                                                              to       12/31/2002
   01/01/2003                                                              to       12/31/2003
   01/01/2004                                                              to       04/30/2004
=============                                                             ====      ==========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                                                              to       12/31/2004
=============                                                             ====      ==========
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH AURORA SUB-ACCOUNT (CLASS B)
   05/01/2004                                                              to       12/31/2004
=============                                                             ====      ==========



                                                                            ACCUMULATION         ACCUMULATION
                                                                           UNIT VALUE AT        UNIT VALUE AT
                                                                            BEGINNING OF            END OF
                                                                               PERIOD               PERIOD
                                                                          ---------------      ---------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   10/30/2002                                                                 8.154526             8.045246
   01/01/2003                                                                 8.045246             9.866625
   01/01/2004                                                                 9.866625            10.053375
=============                                                                 ========            =========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                11.140421            11.355362
   01/01/2003                                                                11.355362            11.679662
   01/01/2004                                                                11.679662            12.090485
=============                                                                =========            =========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                 4.587918             4.545270
   01/01/2003                                                                 4.545270             6.124338
   01/01/2004                                                                 6.124338             7.115346
=============                                                                =========            =========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                 6.336384             7.192372
=============                                                                =========            =========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
   10/30/2002                                                                 4.904521             4.836232
   01/01/2003                                                                 4.836232             6.572879
   01/01/2004                                                                 6.572879             6.709481
=============                                                                =========            =========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                11.987410            14.321488
=============                                                                =========            =========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                 9.650012            10.244108
   01/01/2003                                                                10.244108            14.232675
   01/01/2004                                                                14.232675            14.431880
=============                                                                =========            =========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                                                                44.685034            44.856392
=============                                                                =========            =========
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH AURORA SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                16.111298            18.125728
=============                                                                =========            =========



                                                                             NUMBER OF
                                                                            ACCUMULATION
                                                                               UNITS
                                                                           OUTSTANDING AT
                                                                           END OF PERIOD
                                                                          ---------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS RESEARCH SUB-ACCOUNT (SERVICE CLASS))
   10/30/2002                                                                 1,106.4435
   01/01/2003                                                                 1,168.8913
   01/01/2004                                                                 1,168.8913
=============                                                                 ==========
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   10/30/2002                                                               51,024.5764
   01/01/2003                                                             103,151.6902
   01/01/2004                                                             108,382.5282
=============                                                             ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                               1,303.5603
   01/01/2003                                                              38,932.7802
   01/01/2004                                                              41,832.8542
=============                                                             ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
   05/01/2004                                                               1,634.2554
=============                                                             ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS A)
  (FORMERLY INVESCO VIF - DYNAMICS SUB-ACCOUNT)
   10/30/2002                                                               2,100.8587
   01/01/2003                                                               2,410.8440
   01/01/2004                                                               2,425.2225
=============                                                             ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   05/01/2004                                                               4,856.2263
=============                                                             ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY ALLIANCEBERNSTEIN SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                  10.0000
   01/01/2003                                                              -
   01/01/2004                                                              -
=============                                                             ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT (CLASS B)
   11/19/2004                                                              -
=============                                                             ==============
 BLACKROCK STRATEGIC VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY STATE STREET RESEARCH AURORA SUB-ACCOUNT (CLASS B)
   05/01/2004                                                              -
=============                                                             ==============

                              1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                 to       12/31/2002
   01/01/2003                                                                 to       12/31/2003
   01/01/2004                                                                 to       12/31/2004
=============                                                                ====      ==========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/30/2002                                                                 to       12/31/2002
   01/01/2003                                                                 to       12/31/2003
   01/01/2004                                                                 to       12/31/2004
=============                                                                ====      ==========
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                 to       12/31/2003
   01/01/2004                                                                 to       12/31/2004
=============                                                                ====      ==========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                 to       12/31/2004
=============                                                                ====      ==========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                 to       12/31/2004
=============                                                                ====      ==========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                 to       12/31/2002
   01/01/2003                                                                 to       12/31/2003
   01/01/2004                                                                 to       12/31/2004
=============                                                                ====      ==========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   10/30/2002                                                                 to       12/31/2002
   01/01/2003                                                                 to       12/31/2003
   01/01/2004                                                                 to       12/31/2004
=============                                                                ====      ==========
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                 to       12/31/2004
=============                                                                ====      ==========
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   10/30/2002                                                                 to       12/31/2002
   01/01/2003                                                                 to       12/31/2003
   01/01/2004                                                                 to       04/30/2004
=============                                                                ====      ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                 to       12/31/2004
=============                                                                ====      ==========



                                                                               ACCUMULATION         ACCUMULATION
                                                                              UNIT VALUE AT        UNIT VALUE AT
                                                                               BEGINNING OF            END OF
                                                                                  PERIOD               PERIOD
                                                                             ---------------      ---------------
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                    7.676069             7.816345
   01/01/2003                                                                    7.816345            10.593988
   01/01/2004                                                                   10.593988            11.387381
=============                                                                   =========            =========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/30/2002                                                                    8.295268             8.357717
   01/01/2003                                                                    8.357717            10.774657
   01/01/2004                                                                   10.774657            11.914458
=============                                                                   =========            =========
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                   10.000000            12.622994
   01/01/2004                                                                   12.622994            14.684894
=============                                                                   =========            =========
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    8.810810             9.755269
=============                                                                   =========            =========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                    9.642010            10.479270
=============                                                                   =========            =========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                    8.464558             8.286021
   01/01/2003                                                                    8.286021             9.930208
   01/01/2004                                                                    9.930208            10.885772
=============                                                                   =========            =========
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   10/30/2002                                                                    6.160867             6.085947
   01/01/2003                                                                    6.085947             7.685052
   01/01/2004                                                                    7.685052             8.362426
=============                                                                   =========            =========
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   18.657531            19.779469
=============                                                                   =========            =========
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   10/30/2002                                                                   11.318604            11.671485
   01/01/2003                                                                   11.671485            12.671349
   01/01/2004                                                                   12.671349            12.638233
=============                                                                   =========            =========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                   11.166965            12.100728
=============                                                                   =========            =========



                                                                                NUMBER OF
                                                                               ACCUMULATION
                                                                                  UNITS
                                                                              OUTSTANDING AT
                                                                              END OF PERIOD
                                                                             ---------------
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                  4,833.6752
   01/01/2003                                                                  7,740.3150
   01/01/2004                                                                29,109.0023
=============                                                                ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/30/2002                                                                 1,879.7995
   01/01/2003                                                                51,132.3303
   01/01/2004                                                                62,017.0154
=============                                                                ============
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                27,935.8107
   01/01/2004                                                                26,584.1235
=============                                                                ============
 FRANKLIN TEMPLETON SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                 -
=============                                                                ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                 -
=============                                                                ============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                   590.0408
   01/01/2003                                                                40,205.3399
   01/01/2004                                                                42,116.9312
=============                                                                ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  (FORMERLY DREYFUS STOCK INDEX FUND SUB-ACCOUNT (SERVICE SHARES))
   10/30/2002                                                                    11.3169
   01/01/2003                                                                 -
   01/01/2004                                                                 -
=============                                                                ============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                 3,274.9371
=============                                                                ============
 SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) STRATEGIC INCOME SUB-ACCOUNT (SERVICE CLASS))
   10/30/2002                                                                   229.9644
   01/01/2003                                                                 4,701.2072
   01/01/2004                                                                 4,821.3442
=============                                                                ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                 4,659.0693
=============                                                                ============

                              1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       04/30/2004
=============                                                               ====      ==========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       04/30/2004
=============                                                               ====      ==========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 MFS (Reg. TM) VARIABLE INSURANCE TRUST
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS)
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       04/30/2004
=============                                                               ====      ==========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========



                                                                              ACCUMULATION         ACCUMULATION
                                                                             UNIT VALUE AT        UNIT VALUE AT
                                                                              BEGINNING OF            END OF
                                                                                 PERIOD               PERIOD
                                                                            ---------------      ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   10/30/2002                                                                   8.062620             7.806484
   01/01/2003                                                                   7.806484            10.002331
   01/01/2004                                                                  10.002331            10.208412
=============                                                                  =========            =========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                  12.381520            13.200126
=============                                                                  =========            =========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                                   8.354841             8.578154
   01/01/2003                                                                   8.578154            11.609599
   01/01/2004                                                                  11.609599            11.828180
=============                                                                  =========            =========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
   10/30/2002                                                                  10.262878            10.564399
   01/01/2003                                                                  10.564399            14.796272
   01/01/2004                                                                  14.796272            18.387501
=============                                                                  =========            =========
 MFS (Reg. TM) VARIABLE INSURANCE TRUST
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS)
   10/30/2002                                                                   8.217192             8.041738
   01/01/2003                                                                   8.041738             9.661587
   01/01/2004                                                                   9.661587            10.586787
=============                                                                  =========            =========
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003                                                                  10.000000            11.829026
   01/01/2004                                                                  11.829026            12.045271
=============                                                                  =========            =========
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   10/30/2002                                                                   8.940923             9.698219
   01/01/2003                                                                   9.698219            11.756845
   01/01/2004                                                                  11.756845            12.701643
=============                                                                  =========            =========
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   10/30/2002                                                                  11.857230            11.980090
   01/01/2003                                                                  11.980090            12.091203
   01/01/2004                                                                  12.091203            12.141475
=============                                                                  =========            =========



                                                                               NUMBER OF
                                                                              ACCUMULATION
                                                                                 UNITS
                                                                             OUTSTANDING AT
                                                                             END OF PERIOD
                                                                            ---------------
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) EMERGING GROWTH SUB-ACCOUNT (SERVICE CLASS))
   10/30/2002                                                                       6.8140
   01/01/2003                                                               1,095.3154
   01/01/2004                                                               1,095.3154
=============                                                               ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                               7,085.8711
=============                                                               ==============
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN SMALL CAP SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                                 559.9834
   01/01/2003                                                               3,851.6981
   01/01/2004                                                               6,767.9970
=============                                                               ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS A)
  (FORMERLY SVS DREMAN SMALL CAP VALUE SUB-ACCOUNT (SERIES II))
   10/30/2002                                                               4,730.8711
   01/01/2003                                                               4,720.8711
   01/01/2004                                                               4,840.1886
=============                                                               ==============
 MFS (Reg. TM) VARIABLE INSURANCE TRUST
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (SERVICE CLASS)
   10/30/2002                                                                   8.5472
   01/01/2003                                                                -
   01/01/2004                                                                -
=============                                                               ==============
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  (FORMERLY MFS (Reg. TM) RESEARCH MANAGERS SUB-ACCOUNT (CLASS B))
   05/01/2003                                                                -
   01/01/2004                                                                -
=============                                                               ==============
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT HIGH YIELD SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   10/30/2002                                                                 829.3200
   01/01/2003                                                                 878.9077
   01/01/2004                                                               1,203.8552
=============                                                               ==============
 PIMCO VIT LOW DURATION SUB-ACCOUNT (ADMINISTRATIVE CLASS)
   10/30/2002                                                                 433.4490
   01/01/2003                                                               2,134.1181
   01/01/2004                                                               5,359.3176
=============                                                               ==============

                                 1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 PIMCO VIT STOCKSPLUS GROWTH AND INCOME SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  10/30/2002         to       12/31/2002            6.388952             6.379619         559.8096
  01/01/2003         to       12/31/2003            6.379619             8.202163         548.5635
  01/01/2004         to       12/31/2004            8.202163             8.962166         553.6449
============        ====      ==========            ========             ========         ========
 PIMCO VIT TOTAL RETURN SUB-ACCOUNT (ADMINISTRATIVE CLASS)
  10/30/2002         to       12/31/2002           12.008500            12.362084         9.1929
  01/01/2003         to       12/31/2003           12.362084            12.806587          -
  01/01/2004         to       12/31/2004           12.806587            13.240421          -
============        ====      ==========           =========            =========         ========
 PUTNAM VARIABLE TRUST
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB SHARES)
  10/30/2002         to       12/31/2002            8.875915             8.965451         8.2108
  01/01/2003         to       12/31/2003            8.965451            11.261659          -
  01/01/2004         to       12/31/2004           11.261659            12.338602          -
============        ====      ==========           =========            =========         ========
 PUTNAM VT VISTA SUB-ACCOUNT (CLASS IB SHARES)
  10/30/2002         to       12/31/2002            7.772600             7.552586         7.3976
  01/01/2003         to       12/31/2003            7.552586             9.917688          -
  01/01/2004         to       12/31/2004            9.917688            11.599128          -
============        ====      ==========           =========            =========         ========
 SCUDDER VARIABLE SERIES II
 SCUDDER GOVERNMENT & AGENCY SECURITIES SUB-ACCOUNT (SERIES II)
  10/30/2002         to       12/31/2002           12.953306            13.044457         8.4617
  01/01/2003         to       12/31/2003           13.044457            13.153468          -
  01/01/2004         to       12/31/2004           13.153468            13.456753          -
============        ====      ==========           =========            =========         ========
 SCUDDER SMALL CAP GROWTH SUB-ACCOUNT (SERIES II)
  10/30/2002         to       12/31/2002            6.190492             6.286321         8.7533
  01/01/2003         to       12/31/2003            6.286321             8.241190          -
  01/01/2004         to       12/31/2004            8.241190             9.022074          -
============        ====      ==========           =========            =========         ========

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2004. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select. These charts are in addition to the charts in the prospectus.

CLASS B

CHART 3 - Contracts with the Annual Step-Up Death Benefit (total separate account product charges, applicable prior to May 1,2004,equal 1.40% on an annual basis)



                      1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                 to       12/31/2002
   01/01/2003                                                 to       12/31/2003
   01/01/2004                                                 to       12/31/2004
=============                                                ====      ==========
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   10/30/2002                                                 to       12/31/2002
   01/01/2003                                                 to       04/24/2003
=============                                                ====      ==========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                 to       12/31/2002
   01/01/2003                                                 to       04/25/2003
=============                                                ====      ==========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   10/30/2002                                                 to       12/31/2002
   01/01/2003                                                 to       12/31/2003
   01/01/2004                                                 to       11/19/2004
=============                                                ====      ==========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                 to       12/31/2002
   01/01/2003                                                 to       12/31/2003
   01/01/2004                                                 to       11/19/2004
=============                                                ====      ==========
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                                 to       12/31/2003
   01/01/2004                                                 to       12/31/2004
=============                                                ====      ==========



                                                                                                          NUMBER OF
                                                               ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                              UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                               BEGINNING OF            END OF           OUTSTANDING AT
                                                                  PERIOD               PERIOD           END OF PERIOD
                                                             ---------------      ---------------      ---------------
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 TEMPLETON FOREIGN SECURITIES SUB-ACCOUNT (CLASS 2)
   10/30/2002                                                    7.033947             7.161705            1,241.6644
   01/01/2003                                                    7.161705             9.337160            5,811.1764
   01/01/2004                                                    9.337160            10.912970           11,300.8540
=============                                                    ========            =========           ===========
 MET INVESTORS SERIES TRUST
 J.P. MORGAN ENHANCED INDEX SUB-ACCOUNT (CLASS B)
   10/30/2002                                                   12.816193            12.656819              189.0536
   01/01/2003                                                   12.656819            13.147480              183.5781
=============                                                   =========            =========           ===========
 J.P. MORGAN INTERNATIONAL EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                    8.519355             8.654755              307.6857
   01/01/2003                                                    8.654755             8.409175              299.2623
=============                                                   =========            =========           ===========
 J.P. MORGAN QUALITY BOND SUB-ACCOUNT (CLASS B)
   10/30/2002                                                   14.083922            14.351445            2,499.9856
   01/01/2003                                                   14.351445            14.683714           31,834.2260
   01/01/2004                                                   14.683714            15.066905           37,054.3843
=============                                                   =========            =========           ===========
 J.P. MORGAN SELECT EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                   11.455383            11.496546            1,916.7875
   01/01/2003                                                   11.496546            15.100620            2,346.0208
   01/01/2004                                                   15.100620            16.257944            2,426.8073
=============                                                   =========            =========           ===========
 LORD ABBETT AMERICA'S VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003                                                   10.000000            11.992867            2,862.9451
   01/01/2004                                                   11.992867            13.922739            2,848.1289
=============                                                   =========            =========           ===========

                                   1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       12/31/2004
=============                                                                         ====      ==========
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       04/25/2003
=============                                                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       12/31/2004
=============                                                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       04/30/2004
=============                                                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       04/30/2004
=============                                                                         ====      ==========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                          to       12/31/2004
=============                                                                         ====      ==========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       12/31/2004
=============                                                                         ====      ==========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       12/31/2004
=============                                                                         ====      ==========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                          to       12/31/2002
   01/01/2003                                                                          to       12/31/2003
   01/01/2004                                                                          to       12/31/2004
=============                                                                         ====      ==========



                                                                                        ACCUMULATION         ACCUMULATION
                                                                                       UNIT VALUE AT        UNIT VALUE AT
                                                                                        BEGINNING OF            END OF
                                                                                           PERIOD               PERIOD
                                                                                      ---------------      ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                            13.064969            13.705136
   01/01/2003                                                                            13.705136            16.103871
   01/01/2004                                                                            16.103871            17.176230
=============                                                                            =========            =========
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                             7.331147             7.412032
   01/01/2003                                                                             7.412032             7.526499
=============                                                                            =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                            33.126810            33.421284
   01/01/2003                                                                            33.421284            43.085314
   01/01/2004                                                                            43.085314            47.857828
=============                                                                            =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   10/30/2002                                                                             4.843708             4.745813
   01/01/2003                                                                             4.745813             5.841895
   01/01/2004                                                                             5.841895             5.728458
=============                                                                            =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   10/30/2002                                                                            10.547551            10.637552
   01/01/2003                                                                            10.637552            13.127728
   01/01/2004                                                                            13.127728            13.339526
=============                                                                            =========            =========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                            43.409333            48.171871
=============                                                                            =========            =========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                             6.852817             6.573580
   01/01/2003                                                                             6.573580             8.796747
   01/01/2004                                                                             8.796747             9.753649
=============                                                                            =========            =========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                            14.919694            15.565227
   01/01/2003                                                                            15.565227            19.320918
   01/01/2004                                                                            19.320918            23.719979
=============                                                                            =========            =========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                             7.219350             7.289280
   01/01/2003                                                                             7.289280             9.491245
   01/01/2004                                                                             9.491245            11.189560
=============                                                                            =========            =========



                                                                                         NUMBER OF
                                                                                        ACCUMULATION
                                                                                           UNITS
                                                                                       OUTSTANDING AT
                                                                                       END OF PERIOD
                                                                                      ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                            5,661.9526
   01/01/2003                                                                           20,561.1636
   01/01/2004                                                                           18,511.1512
=============                                                                           ===========
 LORD ABBETT DEVELOPING GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                              391.9936
   01/01/2003                                                                              382.4384
=============                                                                           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                            4,234.4157
   01/01/2003                                                                            8,105.9118
   01/01/2004                                                                           10,963.9496
=============                                                                           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY AIM V.I. PREMIER EQUITY SUB-ACCOUNT (SERIES II))
   10/30/2002                                                                               16.2224
   01/01/2003                                                                            1,019.9771
   01/01/2004                                                                            1,302.7536
=============                                                                           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  (FORMERLY (FRANKLIN TEMPLETON) MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2))
   10/30/2002                                                                            1,429.2905
   01/01/2003                                                                            2,652.1903
   01/01/2004                                                                            2,795.0396
=============                                                                           ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS A)
   05/01/2004                                                                              120.7444
=============                                                                           ===========
 LORD ABBETT GROWTH OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                            1,818.1465
   01/01/2003                                                                            6,069.1032
   01/01/2004                                                                            7,507.6464
=============                                                                           ===========
 LORD ABBETT MID-CAP VALUE SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                           11,127.7626
   01/01/2003                                                                           26,931.0387
   01/01/2004                                                                           30,430.0924
=============                                                                           ===========
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                            1,896.2515
   01/01/2003                                                                            3,868.1930
   01/01/2004                                                                            9,254.3834
=============                                                                           ===========

                              1.40% SEPARATE ACCOUNT PRODUCT CHARGES
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS2))
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       04/30/2004
=============                                                               ====      ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 METROPOLITAN SERIES FUND, INC.
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/30/2002                                                                to       12/31/2002
   01/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                to       12/31/2003
   01/01/2004                                                                to       12/31/2004
=============                                                               ====      ==========



                                                                              ACCUMULATION         ACCUMULATION
                                                                             UNIT VALUE AT        UNIT VALUE AT
                                                                              BEGINNING OF            END OF
                                                                                 PERIOD               PERIOD
                                                                            ---------------      ---------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                  10.848819            11.082847
   01/01/2003                                                                  11.082847            14.019403
   01/01/2004                                                                  14.019403            16.357674
=============                                                                  =========            =========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                  10.131401            10.122875
   01/01/2003                                                                  10.122875            10.025490
   01/01/2004                                                                  10.025490             9.949131
=============                                                                  =========            =========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                  11.166965            12.100728
=============                                                                  =========            =========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS2))
   10/30/2002                                                                  10.248734            10.077786
   01/01/2003                                                                  10.077786            12.615636
   01/01/2004                                                                  12.615636            12.630169
=============                                                                  =========            =========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                   4.587918             4.545270
   01/01/2003                                                                   4.545270             6.124338
   01/01/2004                                                                   6.124338             7.115346
=============                                                                  =========            =========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                  12.381520            13.200126
=============                                                                  =========            =========
 METROPOLITAN SERIES FUND, INC.
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                   7.676069             7.816345
   01/01/2003                                                                   7.816345            10.593988
   01/01/2004                                                                  10.593988            11.387381
=============                                                                  =========            =========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/30/2002                                                                   8.295268             8.357717
   01/01/2003                                                                   8.357717            10.774657
   01/01/2004                                                                  10.774657            11.914458
=============                                                                  =========            =========
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                  10.000000            12.622994
   01/01/2004                                                                  12.622994            14.684894
=============                                                                  =========            =========



                                                                               NUMBER OF
                                                                              ACCUMULATION
                                                                                 UNITS
                                                                             OUTSTANDING AT
                                                                             END OF PERIOD
                                                                            ---------------
 MET/PUTNAM CAPITAL OPPORTUNITIES SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                    226.1868
   01/01/2003                                                                  1,040.2674
   01/01/2004                                                                  1,035.9969
=============                                                                  ==========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY PIMCO MONEY MARKET SUB-ACCOUNT (CLASS B))
   10/30/2002                                                                    876.9102
   01/01/2003                                                                  9,585.7913
   01/01/2004                                                                  1,143.9346
=============                                                                  ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                  4,659.0693
=============                                                                  ==========
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT (CLASS2))
   10/30/2002                                                                  2,406.5256
   01/01/2003                                                                  1,473.9140
   01/01/2004                                                                  1,463.6292
=============                                                                  ==========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                  1,303.5603
   01/01/2003                                                                 38,932.7802
   01/01/2004                                                                 41,832.8542
=============                                                                 ===========
 T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2004                                                                  7,085.8711
=============                                                                 ===========
 METROPOLITAN SERIES FUND, INC.
 CAPITAL GUARDIAN U.S. EQUITY SUB-ACCOUNT (CLASS B)
   10/30/2002                                                                  4,833.6752
   01/01/2003                                                                  7,740.3150
   01/01/2004                                                                 29,109.0023
=============                                                                 ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   10/30/2002                                                                  1,879.7995
   01/01/2003                                                                 51,132.3303
   01/01/2004                                                                 62,017.0154
=============                                                                 ===========
 FI INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   05/01/2003                                                                 27,935.8107
   01/01/2004                                                                 26,584.1235
=============                                                                 ===========

                                 1.40% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             NUMBER OF
                                                  ACCUMULATION         ACCUMULATION         ACCUMULATION
                                                 UNIT VALUE AT        UNIT VALUE AT            UNITS
                                                  BEGINNING OF            END OF           OUTSTANDING AT
                                                     PERIOD               PERIOD           END OF PERIOD
                                                ---------------      ---------------      ---------------
 MFS (Reg. TM) INVESTORS TRUST SUB-ACCOUNT (CLASS B)
  10/30/2002         to       12/31/2002            8.464558             8.286021               590.0408
  01/01/2003         to       12/31/2003            8.286021             9.930208         40,205.3399
  01/01/2004         to       12/31/2004            9.930208            10.885772         42,116.9312
============        ====      ==========            ========            =========         ==============
 MFS (Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2002         to       12/31/2002           10.000000             9.123353            288.6972
  01/01/2003         to       12/31/2003            9.123353            10.501575          1,732.9316
  01/01/2004         to       12/31/2004           10.501575            11.493282          2,053.4547
============        ====      ==========           =========            =========         ==============
 MET/PUTNAM VOYAGER SUB-ACCOUNT (CLASS B)
  05/01/2003         to       12/31/2003           10.000000            11.731978          -
  01/01/2004         to       12/31/2004           11.731978            12.108329          -
============        ====      ==========           =========            =========         ==============
 PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME SUB-ACCOUNT (CLASS IB)
  05/01/2003         to       12/31/2003           10.000000            12.037577          2,812.0988
  01/01/2004         to       12/31/2004           12.037577            13.272548          2,807.3588
============        ====      ==========           =========            =========         ==============
 PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT (CLASS IB)
  10/30/2002         to       12/31/2002            8.875915             8.965451              8.2108
  01/01/2003         to       12/31/2003            8.965451            11.261659          -
  01/01/2004         to       12/31/2004           11.261659            12.338602          -
============        ====      ==========           =========            =========         ==============

FINANCIAL STATEMENTS
The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
First MetLife Investors Insurance Company and
Contract Owners of First MetLife Investors Variable Annuity Account One

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising First MetLife Investors Variable Annuity Account One (the Separate Account) of First MetLife Investors Insurance Company as of December 31, 2004, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of First MetLife Investors Variable Annuity Account One of First MetLife Investors Insurance Company as of December 31, 2004, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

St. Louis, Missouri
March 31, 2005

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio              36,508 shares $  1,001,794
    Lord Abbett Growth & Income Portfolio B         1,161,377 shares   31,670,738
    Lord Abbett Bond Debenture Portfolio               11,889 shares      150,155
    Lord Abbett Bond Debenture Portfolio B          1,911,003 shares   23,963,971
    Lord Abbett Mid-Cap Value Portfolio                13,376 shares      289,454
    Lord Abbett Mid-Cap Value Portfolio B              42,859 shares      920,601
    Met/Putnam Capital Opportunities A                  8,697 shares      122,889
    Met/Putnam Capital Opportunities B                  1,641 shares       22,995
    Oppenheimer Capital Appreciation Portfolio A       11,344 shares       94,832
    Oppenheimer Capital Appreciation Portfolio B    2,440,110 shares   20,277,316
    Money Market Portfolio B                        3,432,440 shares    3,432,440
    Janus Aggressive Growth Portfolio A                17,608 shares      134,705
    Janus Aggressive Growth Portfolio B             1,531,775 shares   11,610,855
    Lord Abbett Growth Opportunity Portfolio           12,104 shares      126,246
    Lord Abbett Growth Opportunity Portfolio B         10,661 shares      109,807
    PIMCO Total Return Bond Portfolio A                 1,043 shares       11,889
    PIMCO Total Return Bond Portfolio B             1,507,287 shares   17,062,487
    PIMCO PEA Innovation Portfolio B                  610,544 shares    2,796,289
    T Rowe Price Mid Cap Growth Portfolio A             1,566 shares       11,819
    T Rowe Price Mid Cap Growth Portfolio B           990,334 shares    7,397,795
    MFS Research International Portfolio               14,075 shares      164,961
    MFS Research International Portfolio B          1,084,491 shares   12,666,859
    AIM Mid Cap Core Equity Portfolio B               431,839 shares    6,071,654
    AIM Small Cap Growth Portfolio B                  911,437 shares   11,611,711
    Harris Oakmark International Portfolio B        1,375,231 shares   19,624,541
    Third Avenue Small Cap Value Portfolio B        1,189,160 shares   17,088,230
    PIMCO Inflation Protected Bond Portfolio B      2,253,264 shares   23,952,202
    Lord Abbett America's Value Portfolio B             4,534 shares       61,435
    Neuberger Berman Real Estate Portfolio B          436,349 shares    5,441,268
    Turner Mid-Cap Growth Portfolio B                 385,789 shares    4,328,556
    Goldman Sachs Mid-Cap Value Portfolio B           459,022 shares    5,485,313
    Defensive Strategy Fund of Fund B                 276,064 shares    2,746,837
    Moderate Strategy Fund of Fund B                1,026,186 shares   10,374,744
    Balance Strategy Fund of Fund B                 1,522,143 shares   15,693,298
    Growth Strategy Fund of Fund B                  3,239,102 shares   34,204,914
    Aggressive Strategy Fund of Fund B                229,905 shares    2,457,682
   Russell Insurance Funds (Russell):
    Multi-Style Equity Fund                            14,095 shares      177,591
    Aggressive Equity Fund                              2,428 shares       36,179
    Non-US Fund                                         3,463 shares       39,236
    Core Bond Fund                                     26,479 shares      278,032
    Real Estate Securites Fund                          3,627 shares       61,993
   AIM Variable Insurance Funds (AIM):
    Capital Appreciation Fund                           3,332 shares       75,596
    Capital Appreciation Fund B                             - shares            -
    International Growth Fund                           2,035 shares       40,238
    International Growth Fund B                             - shares            -

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments, continued:
   Alliance Variable Products (Alliance):
    Bernstein Real Estate Investment Portfolio                         2,775 shares $     57,333
    Bernstein Real Estate Investment Portfolio B                      13,850 shares      284,471
   Scudder Variable Series II (Scudder II):
    Small Cap Growth Portfolio                                             - shares            -
    Dreman Small Cap Value Portfolio                                   4,439 shares       89,036
    Government Securities Portfolio                                        - shares            -
   MFS Variable Insurance Trust (MFS):
    Investors Trust Series                                               222 shares        4,009
    Investors Trust Series B                                               - shares            -
    High Income Series                                                   395 shares        4,099
    High Income Series B                                              40,146 shares      413,106
    New Discovery Series B                                            23,767 shares      349,607
   Putnam Variable Trust (Putnam):
    Growth & Income Fund                                               3,700 shares       94,678
    Growth & Income Fund B                                             1,272 shares       32,364
    Equity Income B                                                    4,704 shares       63,455
    Vista Fund                                                        33,287 shares      418,750
    Vista Fund B                                                           - shares            -
    International Equity Fund                                          5,875 shares       86,949
    International Equity Fund B                                        1,328 shares       19,535
   Franklin Templeton Variable Products Series Fund (Templeton):
    Foreign Securities Fund                                            5,464 shares       79,394
    Foreign Securities Fund B                                         13,795 shares      197,955
    Developing Markets Securities Fund                                 7,413 shares       64,713
    Developing Markets Securities Fund B                              22,214 shares      192,598
    Growth Securities Fund B                                               - shares            -
   Fidelity Investments (Fidelity):
    Equity-Income Portfolio B                                          1,496 shares       37,526
    Growth Portfolio B                                                11,247 shares      355,843
    High Income Portfolio B                                                - shares            -
   Metropolitan Life Series Funds, Inc. (MetLife):
    Stock Index Portfolio B                                          317,298 shares   10,001,246
    Putnam International Stock B                                      34,304 shares      390,385
    Met/Putnam Voyager Portfolio B                                     1,268 shares        5,970
    SSR Bond Income Portfolio                                            158 shares       17,977
    SSR Money Market Portfolio B                                       1,689 shares      168,890
    MFS Research Series B                                                  - shares            -
    Davis Venture Value Fund E                                     1,210,899 shares   34,014,152
    Harris Oakmark Focused Value Fund B                               59,879 shares   14,368,620
    Jennison Growth Portfolio B                                    1,181,427 shares   12,830,295
    MFS Total Return Series B                                            229 shares       33,562
    MFS Investors Trust Series B                                      50,759 shares      463,430
    Capital Guardian U.S. Equity Series A                              8,941 shares      104,250
    Capital Guardian U.S. Equity Series B                             28,506 shares      331,526
    Salomon Bros Strategic Bond Portfolio B                            5,523 shares       71,745
    T Rowe Price Small Cap Portfolio B                                 6,961 shares       93,560
    T Rowe Price Large Cap Portfolio A                                 2,622 shares       33,479

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments, continued:
   Metropolitan Life Series Funds, Inc. (MetLife) (Cont'd):
    T Rowe Price Large Cap Portfolio B                          14,748 shares $    187,592
    Franklin Templeton Small Cap Growth B                          337 shares        3,458
    SSR Aurora B                                                 1,136 shares       21,604
   Dreyfus Variable Investment Fund (Dreyfus):
    Stock Index Fund B                                               - shares            -
   PIMCO Variable Trust (PIMCO):
    High Yield Portfolio                                         1,824 shares       15,319
    Low Duration Portfolio                                       9,385 shares       96,667
    StocksPLUS Growth & Income Portfolio                           496 shares        5,002
    Total Return Portfolio                                           - shares            -
                                                                              ------------
      Total assets                                                            $369,996,297
                                                                              ============

Sub-account liabilities:
  Due to/(from) General Account, net:
   Met Investors Lord Abbet Growth & Income Portfolio                         $         50
   Met Investors Lord Abbett Growth & Income Portfolio B                               189
   Met Investors Lord Abbett Bond Debenture Portfolio B                                161
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                    43
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                                 118
   Met Investors Met/Putnam Capital Opportunities A                                     18
   Met Investors Met/Putnam Capital Opportunities B                                     42
   Met Investors Oppenheimer Capital Appreciation Portfolio A                            1
   Met Investors Oppenheimer Capital Appreciation Portfolio B                          264
   Met Investors Money Market Portfolio B                                              259
   Met Investors Janus Aggressive Growth Portfolio A                                    22
   Met Investors Janus Aggressive Growth Portfolio B                                   204
   Met Investors Lord Abbett Growth Opportunity Portfolio                               19
   Met Investors Lord Abbett Growth Opportunity Portfolio B                            100
   Met Investors PIMCO Total Return Bond Portfolio A                                     4
   Met Investors PIMCO Total Return Bond Portfolio B                                   124
   Met Investors PIMCO PEA Innovation Portfolio B                                      108
   Met Investors T Rowe Price Mid Cap Growth Portfolio A                                65
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                               196
   Met Investors MFS Research International Portfolio                                    7
   Met Investors MFS Research International Portfolio B                                123
   Met Investors AIM Mid Cap Core Equity Portfolio B                                   209
   Met Investors AIM Small Cap Growth Portfolio B                                      194
   Met Investors Harris Oakmark International Portfolio B                              136
   Met Investors Third Avenue Small Cap Value Portfolio B                              111
   Met Investors PIMCO Inflation Protected Bond Portfolio B                            187
   Met Investors Lord Abbett America's Value Portfolio B                                21
   Met Investors Neuberger Berman Real Estate Portfolio B                              209
   Met Investors Turner Mid-Cap Growth Portfolio B                                     186
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                               178

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account liabilities, continued:
  Due to/(from) General Account, net continued:
   Met Investors Defensive Strategy Fund of Fund B                      $         65
   Met Investors Moderate Strategy Fund of Fund B                                 35
   Met Investors Balance Strategy Fund of Fund B                                  45
   Met Investors Growth Strategy Fund of Fund B                                   58
   Met Investors Aggressive Strategy Fund of Fund B                              119
   Russell Multi-Style Equity Fund                                                19
   Russell Aggressive Equity Fund                                                  6
   Russell Non-US Fund                                                             6
   Russell Core Bond Fund                                                         43
   Russell Real Estate Securites Fund                                             36
   AIM Capital Appreciation Fund                                                  12
   AIM International Growth Fund                                                  50
   Alliance Bernstein Real Estate Investment Portfolio                            24
   Alliance Bernstein Real Estate Investment Portfolio B                         112
   Scudder II Small Cap Value Portfolio                                           37
   MFS Investors Trust Series                                                     16
   MFS High Income Series                                                         10
   MFS High Income Series B                                                       96
   MFS New Discovery Series B                                                     73
   Putnam Growth & Income Fund                                                    15
   Putnam Growth & Income Fund B                                                  31
   Putnam Equity Income B                                                         49
   Putnam International Equity Fund                                               36
   Putnam International Equity Fund B                                             58
   Templeton Foreign Securities Fund                                              24
   Templeton Foreign Securities Fund B                                           102
   Templeton Developing Markets Securities Fund                                   42
   Templeton Developing Markets Securities Fund B                                128
   Fidelity Equity-Income B                                                       24
   Fidelity Growth B                                                              93
   MetLife Stock Index Portfolio B                                               152
   MetLife Met/Putnam Voyager Portfolio B                                          3
   MetLife SSR Bond Income Portfolio                                              15
   MetLife SSR Money Market Portfolio                                             23
   MetLife Davis Venture Value Fund E                                            140
   MetLife Harris Oakmark Focused Value Fund B                                   228
   MetLife Jennison Growth Portfolio B                                           151
   MetLife MFS Total Return Series B                                              27
   MetLife MFS Investors Trust Series B                                           87
   MetLife Capital Guardian U.S. Equity Series A                                  43
   MetLife Capital Guardian U.S. Equity Series B                                  51
   MetLife Salomon Bros Strategic Bond Portfolio B                                45
   MetLife T Rowe Price Small Cap Portfolio B                                     26
   MetLife T Rowe Price Large Cap Portfolio A                                      5
   MetLife T Rowe Price Large Cap Portfolio B                                     77
   MetLife Franklin Templeton Small Cap Growth B                                   9
   MetLife SSR Aurora B                                                           52
   PIMCO High Yield Portfolio                                                     28

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account liabilities, continued:
  Due to/(from) General Account, net continued:
   PIMCO Low Duration Portfolio                                              $         68
   PIMCO StocksPLUS Growth & Income                                                    40
                                                                             ------------
      Total liabilities                                                      $      6,282
                                                                             ============

Sub-account net assets:
  Accumulation units:
   Met Investors Lord Abbet Growth & Income Portfolio                        $    993,930
   Met Investors Lord Abbett Growth & Income Portfolio B                       31,659,500
   Met Investors Lord Abbett Bond Debenture Portfolio                             150,155
   Met Investors Lord Abbett Bond Debenture Portfolo B                         23,960,693
   Met Investors Lord Abbett Mid-Cap Value Portfolio                              289,411
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                            920,483
   Met Investors Met/Putnam Capital Opportunities A                               121,520
   Met Investors Met/Putnam Capital Opportunities B                                22,953
   Met Investors Oppenheimer Capital Appreciation Portfolio A                      94,831
   Met Investors Oppenheimer Capital Appreciation Portfolio B                  20,269,374
   Met Investors Money Market Portfolio B                                       3,432,181
   Met Investors Janus Aggressive Growth Portfolio A                              134,683
   Met Investors Janus Aggressive Growth Portfolio B                           11,606,736
   Met Investors Lord Abbett Growth Opportunity Portfolio                         126,227
   Met Investors Lord Abbett Growth Opportunity Portfolio B                       109,707
   Met Investors PIMCO Total Return Bond Portfolio A                               11,885
   Met Investors PIMCO Total Return Bond Portfolio B                           17,059,474
   Met Investors PIMCO PEA Innovation Portfolio B                               2,796,181
   Met Investors T Rowe Price Mid Cap Growth Portfolio A                           11,754
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                        7,395,462
   Met Investors MFS Research International Portfolio                             163,654
   Met Investors MFS Research International Portfolio B                        12,666,736
   Met Investors AIM Mid Cap Core Equity Portfolio B                            6,069,412
   Met Investors AIM Small Cap Growth Portfolio B                              11,606,944
   Met Investors Harris Oakmark International Portfolio B                      19,617,413
   Met Investors Third Avenue Small Cap Value Portfolio B                      17,083,235
   Met Investors PIMCO Inflation Protected Bond Portfolio B                    23,948,967
   Met Investors Lord Abbett America's Value Portfolio B                           61,414
   Met Investors Neuberger Berman Real Estate Portfolio B                       5,441,059
   Met Investors Turner Mid-Cap Growth Portfolio B                              4,328,370
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                        5,485,135
   Met Investors Defensive Strategy Fund of Fund B                              2,746,772
   Met Investors Moderate Strategy Fund of Fund B                              10,374,709
   Met Investors Balance Strategy Fund of Fund B                               15,693,253
   Met Investors Growth Strategy Fund of Fund B                                34,204,856
   Met Investors Aggressive Strategy Fund of Fund B                             2,457,563
   Russell Multi-Style Equity Fund                                                177,572
   Russell Aggressive Equity Fund                                                  36,173
   Russell Non-U.S. Fund                                                           39,230

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets, continued:
  Accumulation units, continued:
   Russell Core Bond Fund                                                 $    277,989
   Russell Real Estate Securites Fund                                           61,957
   AIM Capital Appreciation Fund                                                75,584
   AIM Capital Appreciation Fund B                                                   -
   AIM International Growth Fund                                                40,188
   AIM International Growth Fund B                                                   -
   Alliance Bernstein Real Estate Investment Portfolio                          57,309
   Alliance Bernstein Real Estate Investment Portfolio B                       284,359
   Scudder II Small Cap Growth Portfolio                                             -
   Scudder II Dreman Small Cap Value Portfolio                                  88,999
   Scudder II Government Securities Portfolio                                        -
   MFS Investors Trust Series                                                    3,993
   MFS Investors Trust Series B                                                      -
   MFS High Income Series                                                        4,089
   MFS High Income Series B                                                    413,010
   MFS New Discovery Series B                                                  349,534
   Putnam Growth & Income Fund                                                  94,663
   Putnam Growth & Income Fund B                                                32,333
   Putnam Equity Income B                                                       63,406
   Putnam Vista Fund                                                           418,750
   Putnam Vista Fund B                                                               -
   Putnam International Equity Fund                                             86,913
   Putnam International Equity Fund B                                           19,477
   Templeton Foreign Securities Fund                                            79,370
   Templeton Foreign Securities Fund B                                         197,853
   Templeton Developing Markets Securities Fund                                 64,671
   Templeton Developing Markets Securities Fund B                              192,470
   Templeton Growth Securities Fund B                                                -
   Fidelity Equity-Income Portfolio B                                           37,502
   Fidelity Growth Portfolio B                                                 355,750
   Fidelity High Income Portfolio B                                                  -
   MetLife Stock Index Portfolio B                                          10,001,094
   MetLife Putnam International Stock B                                        390,385
   MetLife Met/Putnam Voyager Portfolio B                                        5,967
   MetLife SSR Bond Income Portfolio                                            17,962
   MetLife SSR Money Market Portfolio                                          168,867
   MetLife MFS Research Series B                                                     -
   MetLife Davis Venture Value Fund E                                       34,007,779
   MetLife Harris Oakmark Focused Value Fund B                              14,362,929
   MetLife Jennison Growth Portfolio B                                      12,826,253
   MetLife MFS Total Return Series B                                            33,535
   MetLife MFS Investors Trust Series B                                        463,343
   MetLife Capital Guardian US Equity Series A                                 100,109
   MetLife Capital Guardian US Equity Series B                                 331,475
   MetLife Salomon Bros Strategic Bond Portfolio B                              71,700
   MetLife T Rowe Price Small Cap Portfolio B                                   93,534
   MetLife T Rowe Price Large Cap Portfolio A                                   33,474
   MetLife T Rowe Price Large Cap Portfolio B                                  187,515

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets, continued:
  Accumulation units, continued:
   MetLife Franklin Templeton Small Cap Growth B                             $      3,449
   MetLife SSR Aurora B                                                            21,552
   Dreyfus Stock Index Fund B                                                           -
   PIMCO High Yield Portfolio                                                      15,291
   PIMCO Low Duration Portfolio                                                    96,599
   PIMCO Stocks PLUS Growth & Income                                                4,962
   PIMCO Total Return Portfolio                                                         -
                                                                             ------------
      Net accumulation assets                                                $369,907,550
                                                                             ------------

Sub-account annuity net assets:
  Annuitization units:
   Met Investors Lord Abbet Growth & Income Portfolio                        $      7,814
   Met Investors Lord Abbett Growth & Income Portfolio B                           11,049
   Met Investors Lord Abbett Bond Debenture Portfolio B                             3,117
   Met Investors Met/Putnam Capital Opportunities A                                 1,351
   Met Investors Oppenheimer Capital Appreciation Portfolio B                       7,678
   Met Investors Janus Aggressive Growth Portfolio B                                3,915
   Met Investors PIMCO Total Return Bond Portfolio B                                2,889
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                            2,137
   Met Investors MFS Research International Portfolio                               1,300
   Met Investors AIM Mid Cap Core Equity Portfolio B                                2,033
   Met Investors AIM Small Cap Growth Portfolio B                                   4,573
   Met Investors Harris Oakmark International Portfolio B                           6,992
   Met Investors Third Avenue Small Cap Value Portfolio B                           4,884
   Met Investors PIMCO Inflation Protected Bond Portfolio B                         3,048
   MetLife Davis Venture Value Fund E                                               6,233
   MetLife Harris Oakmark Focused Value Fund B                                      5,463
   MetLife Jennison Growth Portfolio B                                              3,891
   MetLife Capital Guardian U.S. Equity Series A                                    4,098
                                                                             ------------
      Net annuitization assets                                               $     82,465
                                                                             ------------
                                                                             ------------
      Total net assets                                                       $369,990,015
                                                                             ============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                               Met Investors
                                                  -------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    Lord Abbett   Lord Abbett   Lord Abbett
                                                     Growth &       Growth &         Bond          Bond         Mid-Cap
                                                      Income         Income        Debenture     Debenture       Value
                                                     Portfolio     Portfolio B     Portfolio    Portfolio B    Portfolio
                                                  --------------  -------------  ------------- ------------- -------------
Investment income:
  Dividends                                       $        4,527        107,215          4,889       758,172         1,312
                                                  --------------  -------------  ------------- ------------- -------------
Expenses:
  Mortality and expense risk                              11,475        335,781          1,835       286,605         3,186
  Administrative fee                                       1,381         58,680            225        50,139           382
                                                  --------------  -------------  ------------- ------------- -------------
    Total expenses                                        12,856        394,461          2,060       336,744         3,568
                                                  --------------  -------------  ------------- ------------- -------------
    Net investment income (loss)                          (8,329)      (287,246)         2,829       421,428        (2,256)
                                                  --------------  -------------  ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             12,444      1,104,118            577       591,435        10,115
  Realized gain distributions                                  -              -              -             -         6,207
                                                  --------------  -------------  ------------- ------------- -------------
    Net realized gain (loss)                              12,444      1,104,118            577       591,435        16,322
                                                  --------------  -------------  ------------- ------------- -------------
Change in unrealized appreciation (depreciation)          99,539      2,346,550          6,625       268,981        40,634
                                                  --------------  -------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $      103,654      3,163,422         10,031     1,281,844        54,700
                                                  ==============  =============  ============= ============= =============

                                                  -----------------------------
                                                   Lord Abbett     JP Morgan
                                                     Mid-Cap        Quality
                                                      Value          Bond
                                                   Portfolio B   Portfolio (a)
                                                  -------------  -------------
Investment income:
  Dividends                                               3,300            843
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              7,896            464
  Administrative fee                                      1,692             61
                                                  -------------  -------------
    Total expenses                                        9,588            525
                                                  -------------  -------------
    Net investment income (loss)                         (6,288)           318
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             6,707          4,498
  Realized gain distributions                            19,905            238
                                                  -------------  -------------
    Net realized gain (loss)                             26,612          4,736
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        134,325         (4,536)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         154,649            518
                                                  =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                  ------------------------------------------------------------------------------
                                                     JP Morgan                                      JP Morgan       JP Morgan
                                                      Quality       Met/Putnam      Met/Putnam       Select          Select
                                                       Bond           Capital         Capital        Equity          Equity
                                                  Portfolio B (a) Opportunities A Opportunities B Portfolio (a)  Portfolio B (a)
                                                  --------------- --------------- --------------- -------------  ---------------
Investment income:
  Dividends                                       $       43,469               -               -          1,773             605
                                                  --------------   -------------   -------------  -------------   -------------
Expenses:
  Mortality and expense risk                               5,490           1,357             186          1,160             370
  Administrative fee                                       1,204             163              36            144              95
                                                  --------------   -------------   -------------  -------------   -------------
    Total expenses                                         6,694           1,520             222          1,304             465
                                                  --------------   -------------   -------------  -------------   -------------
    Net investment income (loss)                          36,775          (1,520)           (222)           469             140
                                                  --------------   -------------   -------------  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (48,752)           (241)             38        (12,395)          5,516
  Realized gain distributions                             12,642               -               -              -               -
                                                  --------------   -------------   -------------  -------------   -------------
    Net realized gain (loss)                             (36,110)           (241)             38        (12,395)          5,516
                                                  --------------   -------------   -------------  -------------   -------------
Change in unrealized appreciation (depreciation)          12,771          19,447           2,736         18,145          (3,342)
                                                  --------------   -------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $       13,436          17,686           2,552          6,219           2,314
                                                  ==============   =============   =============  =============   =============

                                                  --------------------------------
                                                                    Oppenheimer
                                                    Met/Putnam        Capital
                                                     Research      Appreciation
                                                  Portfolio B (a) Portfolio A (b)
                                                  --------------- ---------------
Investment income:
  Dividends                                               15,665           2,722
                                                   -------------   -------------
Expenses:
  Mortality and expense risk                              19,924             753
  Administrative fee                                       3,542              90
                                                   -------------   -------------
    Total expenses                                        23,466             843
                                                   -------------   -------------
    Net investment income (loss)                          (7,801)          1,879
                                                   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            116,572              14
  Realized gain distributions                                  -           2,801
                                                   -------------   -------------
    Net realized gain (loss)                             116,572           2,815
                                                   -------------   -------------
Change in unrealized appreciation (depreciation)         (83,740)          1,717
                                                   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                           25,031           6,411
                                                   =============   =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                 Met Investors
                                                  ----------------------------------------------------------------------------
                                                   Oppenheimer                        Janus          Janus       Lord Abbett
                                                     Capital          Money        Aggressive     Aggressive       Growth
                                                   Appreciation      Market          Growth         Growth       Opportunity
                                                   Portfolio B     Portfolio B   Portfolio A (b)  Portfolio B     Portfolio
                                                  --------------  -------------  --------------- -------------  -------------
Investment income:
  Dividends                                       $      573,400         21,984               -              -              -
                                                  --------------  -------------   -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             213,107         48,863           1,015        119,420          1,294
  Administrative fee                                      37,232          8,577             123         20,855            285
                                                  --------------  -------------   -------------  -------------  -------------
    Total expenses                                       250,339         57,440           1,138        140,275          1,579
                                                  --------------  -------------   -------------  -------------  -------------
    Net investment income (loss)                         323,061        (35,456)         (1,138)      (140,275)        (1,579)
                                                  --------------  -------------   -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            419,501              -            (159)       228,766            736
  Realized gain distributions                            630,657              -               -              -              -
                                                  --------------  -------------   -------------  -------------  -------------
    Net realized gain (loss)                           1,050,158              -            (159)       228,766            736
                                                  --------------  -------------   -------------  -------------  -------------
Change in unrealized appreciation (depreciation)        (403,881)             -          12,426        828,590         13,443
                                                  --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      969,338        (35,456)         11,129        917,081         12,600
                                                  ==============  =============   =============  =============  =============

                                                  ------------------------------
                                                   Lord Abbett        PIMCO
                                                     Growth           Total
                                                   Opportunity     Return Bond
                                                   Portfolio B   Portfolio A (b)
                                                  -------------  ---------------
Investment income:
  Dividends                                                   -               -
                                                  -------------   -------------
Expenses:
  Mortality and expense risk                                877              18
  Administrative fee                                        194               2
                                                  -------------   -------------
    Total expenses                                        1,071              20
                                                  -------------   -------------
    Net investment income (loss)                         (1,071)            (20)
                                                  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               333               -
  Realized gain distributions                                 -               -
                                                  -------------   -------------
    Net realized gain (loss)                                333               -
                                                  -------------   -------------
Change in unrealized appreciation (depreciation)         11,698              83
                                                  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                          10,960              63
                                                  =============   =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004


                                                                                                Met Investors
                                                  ------------------------------------------------------------------------------
                                                       PIMCO          PIMCO       T Rowe Price    T Rowe Price         MFS
                                                       Total           PEA           Mid Cap        Mid Cap         Research
                                                    Return Bond    Innovation        Growth          Growth       International
                                                    Portfolio B    Portfolio B   Portfolio A (b)  Portfolio B       Portfolio
                                                  --------------  -------------  --------------- -------------    -------------
Investment income:
  Dividends                                       $    1,224,541          2,142               -              -              347
                                                  --------------  -------------   -------------  -------------    -------------
Expenses:
  Mortality and expense risk                             208,231         24,234             105         86,465            1,706
  Administrative fee                                      36,845          4,289              11         15,370              370
                                                  --------------  -------------   -------------  -------------    -------------
    Total expenses                                       245,076         28,523             116        101,835            2,076
                                                  --------------  -------------   -------------  -------------    -------------
    Net investment income (loss)                         979,465        (26,381)           (116)      (101,835)          (1,729)
                                                  --------------  -------------   -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (52,452)       (26,327)            235        425,704            2,658
  Realized gain distributions                                  -              -               -              -                -
                                                  --------------  -------------   -------------  -------------    -------------
    Net realized gain (loss)                             (52,452)       (26,327)            235        425,704            2,658
                                                  --------------  -------------   -------------  -------------    -------------
Change in unrealized appreciation (depreciation)        (510,064)       147,864           1,611        557,702           24,148
                                                  --------------  -------------   -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $      416,949         95,156           1,730        881,571           25,077
                                                  ==============  =============   =============  =============    =============

                                                  ---------------------------
                                                       MFS            AIM
                                                    Research        Mid Cap
                                                  International   Core Equity
                                                   Portfolio B    Portfolio B
                                                  -------------  -------------
Investment income:
  Dividends                                              26,964              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            114,348         69,241
  Administrative fee                                     19,915         12,087
                                                  -------------  -------------
    Total expenses                                      134,263         81,328
                                                  -------------  -------------
    Net investment income (loss)                       (107,299)       (81,328)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           607,384        278,357
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            607,384        278,357
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      1,560,303        381,004
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       2,060,388        578,033
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  ----------------------------------------------------------------------------
                                                        AIM          Harris      Third Avenue         PIMCO       Lord Abbett
                                                     Small Cap       Oakmark      Small Cap         Inflation      America's
                                                      Growth      International     Value         Protected Bond     Value
                                                    Portfolio B    Portfolio B   Portfolio B       Portfolio B    Portfolio B
                                                  --------------  -------------  -------------    -------------- -------------
Investment income:
  Dividends                                       $            -              -        231,492        1,255,846          1,204
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                             116,214        194,583        171,043          254,285            463
  Administrative fee                                      20,140         33,794         29,725           44,235            108
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                       136,354        228,377        200,768          298,520            571
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                        (136,354)      (228,377)        30,724          957,326            633
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            221,946        783,758        678,909          307,522            446
  Realized gain distributions                                  -              -        140,646            1,520            360
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                             221,946        783,758        819,555          309,042            806
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)         748,466      2,444,659      2,059,567            9,364          6,508
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      834,058      3,000,040      2,909,846        1,275,732          7,947
                                                  ==============  =============  =============    =============  =============

                                                  ----------------------------
                                                     Neuberger        Turner
                                                      Berman          Mid-Cap
                                                    Real Estate       Growth
                                                  Portfolio B (b) Portfolio B (b)
                                                  --------------- ---------------
Investment income:
  Dividends                                              203,810               -
                                                   -------------   -------------
Expenses:
  Mortality and expense risk                              41,155          33,685
  Administrative fee                                       7,133           5,792
                                                   -------------   -------------
    Total expenses                                        48,288          39,477
                                                   -------------   -------------
    Net investment income (loss)                         155,522         (39,477)
                                                   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            289,356         105,068
  Realized gain distributions                                  -               -
                                                   -------------   -------------
    Net realized gain (loss)                             289,356         105,068
                                                   -------------   -------------
Change in unrealized appreciation (depreciation)         871,589         562,700
                                                   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                        1,316,467         628,291
                                                   =============   =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                       Met Investors
                                                  -------------------------------------------------------------------------
                                                   Goldman Sachs    Defensive       Moderate      Balance        Growth
                                                      Mid-Cap        Strategy       Strategy      Strategy      Strategy
                                                       Value         Fund of        Fund of       Fund of       Fund of
                                                  Portfolio B (b)   Fund B (c)     Fund B (c)    Fund B (c)    Fund B (c)
                                                  --------------- -------------  -------------  ------------- -------------
Investment income:
  Dividends                                       $       61,588         47,858        137,425        149,229       205,220
                                                  --------------  -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                              41,374          2,655          7,303         12,919        28,791
  Administrative fee                                       7,145            467          1,277          2,238         4,806
                                                  --------------  -------------  -------------  ------------- -------------
    Total expenses                                        48,519          3,122          8,580         15,157        33,597
                                                  --------------  -------------  -------------  ------------- -------------
    Net investment income (loss)                          13,069         44,736        128,845        134,072       171,623
                                                  --------------  -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            180,509            100          1,158         28,552           834
  Realized gain distributions                                  -              -              -              -             -
                                                  --------------  -------------  -------------  ------------- -------------
    Net realized gain (loss)                             180,509            100          1,158         28,552           834
                                                  --------------  -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)         757,652         (7,782)       (16,876)        75,147       493,300
                                                  --------------  -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $      951,230         37,054        113,127        237,771       665,757
                                                  ==============  =============  =============  ============= =============

                                                                   Russell
                                                  ---------------------------
                                                   Aggressive      Multi-
                                                    Strategy        Style
                                                    Fund of        Equity
                                                   Fund B (c)       Fund
                                                  ------------- -------------
Investment income:
  Dividends                                               5,202         1,240
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                              2,326         2,070
  Administrative fee                                        394           251
                                                  ------------- -------------
    Total expenses                                        2,720         2,321
                                                  ------------- -------------
    Net investment income (loss)                          2,482        (1,081)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                29            38
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                 29            38
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)         55,698        14,662
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                          58,209        13,619
                                                  ============= =============

(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                           Russell
                                                  --------------------------------------------------------- --------------
                                                    Aggressive                      Core       Real Estate     Premier
                                                      Equity         Non-US         Bond       Securities       Equity
                                                       Fund           Fund          Fund          Fund         Fund (d)
                                                  --------------  ------------- ------------- ------------- -------------
Investment income:
  Dividends                                       $           55            705         9,808         1,376             -
                                                  --------------  ------------- ------------- ------------- -------------
Expenses:
  Mortality and expense risk                                 414            448         3,422           662           210
  Administrative fee                                          49             55           408            78            30
                                                  --------------  ------------- ------------- ------------- -------------
    Total expenses                                           463            503         3,830           740           240
                                                  --------------  ------------- ------------- ------------- -------------
    Net investment income (loss)                            (408)           202         5,978           636          (240)
                                                  --------------  ------------- ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                143            381           141           561       (16,985)
  Realized gain distributions                              1,210              -         1,890         3,150             -
                                                  --------------  ------------- ------------- ------------- -------------
    Net realized gain (loss)                               1,353            381         2,031         3,711       (16,985)
                                                  --------------  ------------- ------------- ------------- -------------
Change in unrealized appreciation (depreciation)           3,263          5,095           647        11,184        15,715
                                                  --------------  ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $        4,208          5,678         8,656        15,531        (1,510)
                                                  ==============  ============= ============= ============= =============

                                                        AIM
                                                  -----------------------------
                                                     Premier        Capital
                                                      Equity      Appreciation
                                                    Fund B (d)        Fund
                                                  -------------  -------------
Investment income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                 19            893
  Administrative fee                                         12            109
                                                  -------------  -------------
    Total expenses                                           31          1,002
                                                  -------------  -------------
    Net investment income (loss)                            (31)        (1,002)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               290        (22,014)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                290        (22,014)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)           (519)        25,865
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (260)         2,849
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                      AIM
                                                  ------------------------------------------- --------------

                                                     Capital     International  International    Premier
                                                   Appreciation     Growth         Growth        Growth
                                                      Fund B         Fund          Fund B     Portfolio (d)
                                                  -------------- -------------  ------------- -------------
Investment income:
  Dividends                                       $            -           236              -             -
                                                  -------------- -------------  ------------- -------------
Expenses:
  Mortality and expense risk                                   -           458              -           497
  Administrative fee                                           -            50              -            64
                                                  -------------- -------------  ------------- -------------
    Total expenses                                             -           508              -           561
                                                  -------------- -------------  ------------- -------------
    Net investment income (loss)                               -          (272)             -          (561)
                                                  -------------- -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -        (4,895)             -       (58,418)
  Realized gain distributions                                  -             -              -             -
                                                  -------------- -------------  ------------- -------------
    Net realized gain (loss)                                   -        (4,895)             -       (58,418)
                                                  -------------- -------------  ------------- -------------
Change in unrealized appreciation (depreciation)               -        12,491              -        55,747
                                                  -------------- -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $            -         7,324              -        (3,232)
                                                  ============== =============  ============= =============

                                                             Alliance
                                                  --------------------------------------------
                                                                    Bernstein        Bernstein
                                                      Premier      Real Estate      Real Estate
                                                      Growth       Investment       Investment
                                                  Portfolio B (d)   Portfolio       Portfolio B
                                                  --------------- -------------    -------------
Investment income:
  Dividends                                                    -          1,108            4,956
                                                   -------------  -------------    -------------
Expenses:
  Mortality and expense risk                               1,411            596            2,608
  Administrative fee                                         317             72              552
                                                   -------------  -------------    -------------
    Total expenses                                         1,728            668            3,160
                                                   -------------  -------------    -------------
    Net investment income (loss)                          (1,728)           440            1,796
                                                   -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             17,516            784            6,535
  Realized gain distributions                                  -              -                -
                                                   -------------  -------------    -------------
    Net realized gain (loss)                              17,516            784            6,535
                                                   -------------  -------------    -------------
Change in unrealized appreciation (depreciation)         (25,318)        13,118           61,510
                                                   -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                           (9,530)        14,342           69,841
                                                   =============  =============    =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                             Alliance                Liberty           Goldman Sachs
                                                  ------------------------------- ------------- ---------------------------
                                                     Bernstein                       Newport       Growth
                                                       Small         Bernstein     Tiger Fund,       &        International
                                                        Cap            Value        Variable       Income        Equity
                                                  Portfolio B (d) Portfolio B (d)  Series (d)     Fund (d)      Fund (d)
                                                  --------------- --------------- ------------- ------------- -------------
Investment income:
  Dividends                                       $            -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
Expenses:
  Mortality and expense risk                                   -               -              -             -             -
  Administrative fee                                           -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
    Total expenses                                             -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
    Net investment income (loss)                               -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -               -              -             -             -
  Realized gain distributions                                  -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
    Net realized gain (loss)                                   -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
Change in unrealized appreciation (depreciation)               -               -              -             -             -
                                                  --------------   -------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $            -               -              -             -             -
                                                  ==============   =============  ============= ============= =============

                                                           Scudder II
                                                  ---------------------------
                                                      Small        Dreman
                                                       Cap        Small Cap
                                                     Growth         Value
                                                    Portfolio     Portfolio
                                                  ------------- -------------
Investment income:
  Dividends                                                   -           689
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                  -           978
  Administrative fee                                          -           114
                                                  ------------- -------------
    Total expenses                                            -         1,092
                                                  ------------- -------------
    Net investment income (loss)                              -          (403)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -           417
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                  -           417
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)              -        17,295
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                               -        17,309
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                    Scudder II      Scudder I                                       MFS
                                                  -------------- --------------- --------------------------------------------

                                                    Government                                                   Investors
                                                    Securities    International     Research       Research        Trust
                                                    Portfolio    Portfolio B (d)   Series (d)    Series B (d)     Series
                                                  -------------- --------------- -------------  -------------  -------------
Investment income:
  Dividends                                       $            -             71            953            107             23
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   -             23            356             46             55
  Administrative fee                                           -             13             46             10              5
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                             -             36            402             56             60
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                               -             35            551             51            (37)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -            615        (37,466)           114            152
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                                   -            615        (37,466)           114            152
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)               -           (576)        37,493            (35)           317
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $            -             74            578            130            432
                                                  ==============  =============  =============  =============  =============

                                                  ----------------------------

                                                    Investors      Emerging
                                                      Trust         Growth
                                                    Series B      Series (d)
                                                  ------------- -------------
Investment income:
  Dividends                                                   -             -
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                  -           124
  Administrative fee                                          -            19
                                                  ------------- -------------
    Total expenses                                            -           143
                                                  ------------- -------------
    Net investment income (loss)                              -          (143)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -       (19,120)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                  -       (19,120)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)              -        19,386
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                               -           123
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                     MFS
                                                  -------------------------------------------------------------------------
                                                     Emerging          High          High           Strategic         New
                                                      Growth          Income        Income            Income       Discovery
                                                   Series B (d)       Series       Series B        Series B (d)    Series B
                                                  --------------  -------------  -------------    -------------  -------------
Investment income:
  Dividends                                       $            -            180         15,228            3,131              -
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                                  43             57          4,150              225          2,953
  Administrative fee                                          10              5            888               58            633
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                            53             62          5,038              283          3,586
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                             (53)           118         10,190            2,848         (3,586)
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              1,091            494            877             (919)         2,190
  Realized gain distributions                                  -              -              -                -              -
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                               1,091            494            877             (919)         2,190
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)            (970)          (206)        16,030           (2,101)        25,617
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $           68            406         27,097             (172)        24,221
                                                  ==============  =============  =============    =============  =============

                                                   Oppenheimer      Putnam
                                                  -------------  -------------
                                                                   Growth &
                                                      Bond          Income
                                                    Fund (d)         Fund
                                                  -------------  -------------
Investment income:
  Dividends                                                 809          1,553
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                 77          1,095
  Administrative fee                                         15            130
                                                  -------------  -------------
    Total expenses                                           92          1,225
                                                  -------------  -------------
    Net investment income (loss)                            717            328
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (32)            61
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                (32)            61
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)           (643)         7,852
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              42          8,241
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                 Putnam
                                                  -------------------------------------------------------------------------

                                                     Growth &                                                International
                                                      Income         Equity         Vista         Vista         Equity
                                                      Fund B        Income B        Fund          Fund B         Fund
                                                  -------------- -------------  -------------  ------------- -------------
Investment income:
  Dividends                                       $          383            64              -              -         1,284
                                                  -------------- -------------  -------------  ------------- -------------
Expenses:
  Mortality and expense risk                                 154           518          4,611              -           964
  Administrative fee                                          59           127            556              -           113
                                                  -------------- -------------  -------------  ------------- -------------
    Total expenses                                           213           645          5,167              -         1,077
                                                  -------------- -------------  -------------  ------------- -------------
    Net investment income (loss)                             170          (581)        (5,167)             -           207
                                                  -------------- -------------  -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 27           359         (3,152)             -          (236)
  Realized gain distributions                                  -             4              -              -             -
                                                  -------------- -------------  -------------  ------------- -------------
    Net realized gain (loss)                                  27           363         (3,152)             -          (236)
                                                  -------------- -------------  -------------  ------------- -------------
Change in unrealized appreciation (depreciation)           2,347         5,852         69,045              -        11,028
                                                  -------------- -------------  -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $        2,544         5,634         60,726              -        10,999
                                                  ============== =============  =============  ============= =============

                                                  ----------------------------
                                                                International
                                                  International      New
                                                     Equity     Opportunities
                                                     Fund B      Fund B (d)
                                                  ------------- -------------
Investment income:
  Dividends                                                 375             -
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                253             -
  Administrative fee                                         46             -
                                                  ------------- -------------
    Total expenses                                          299             -
                                                  ------------- -------------
    Net investment income (loss)                             76             -
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             1,094             -
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                              1,094             -
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)          1,458             -
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                           2,628             -
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                      Putnam                                            Templeton
                                                  -------------- ------------------------------------------------------------
                                                                                                Developing       Developing
                                                       New          Foreign        Foreign       Markets          Markets
                                                      Value        Securities     Securities    Securities       Securities
                                                    Fund B (d)        Fund          Fund B         Fund            Fund B
                                                  -------------- -------------  -------------  -------------    -------------
Investment income:
  Dividends                                       $            -           820          1,151          1,055            1,505
                                                  -------------- -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                                   -           879          1,382            695            1,228
  Administrative fee                                           -           105            286             79              253
                                                  -------------- -------------  -------------  -------------    -------------
    Total expenses                                             -           984          1,668            774            1,481
                                                  -------------- -------------  -------------  -------------    -------------
    Net investment income (loss)                               -          (164)          (517)           281               24
                                                  -------------- -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -          (222)         1,203            439            1,931
  Realized gain distributions                                  -             -              -              -                -
                                                  -------------- -------------  -------------  -------------    -------------
    Net realized gain (loss)                                   -          (222)         1,203            439            1,931
                                                  -------------- -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)               -        11,704         22,751         11,146           28,185
                                                  -------------- -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $            -        11,318         23,437         11,866           30,140
                                                  ============== =============  =============  =============    =============

                                                  --------------------------
                                                     Franklin    Franklin Large
                                                      Small        Cap Growth
                                                       Cap         Securities
                                                    Fund B (d)     Fund B (d)
                                                  -------------  --------------
Investment income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                235             86
  Administrative fee                                         68              -
                                                  -------------  -------------
    Total expenses                                          303             86
                                                  -------------  -------------
    Net investment income (loss)                           (303)           (86)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             4,177          1,550
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                              4,177          1,550
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         (4,647)        (1,479)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (773)           (15)
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004


                                                                   Templeton                                   Fidelity
                                                  ------------------------------------------- -----------------------------
                                                      Mutual         Global
                                                      Shares         Income        Growth        Equity-
                                                    Securities     Securities    Securities      Income         Growth
                                                    Fund B (d)     Fund B (d)      Fund B      Portfolio B    Portfolio B
                                                  --------------  ------------- ------------- -------------  -------------
Investment income:
  Dividends                                       $            -              -             -           490            142
                                                  --------------  ------------- ------------- -------------  -------------
Expenses:
  Mortality and expense risk                                 129              -             -           360          2,108
  Administrative fee                                          40              -             -            73            442
                                                  --------------  ------------- ------------- -------------  -------------
    Total expenses                                           169              -             -           433          2,550
                                                  --------------  ------------- ------------- -------------  -------------
    Net investment income (loss)                            (169)             -             -            57         (2,408)
                                                  --------------  ------------- ------------- -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              3,274              -             -           (11)           665
  Realized gain distributions                                  -              -             -           128              -
                                                  --------------  ------------- ------------- -------------  -------------
    Net realized gain (loss)                               3,274              -             -           117            665
                                                  --------------  ------------- ------------- -------------  -------------
Change in unrealized appreciation (depreciation)          (2,690)             -             -         2,003         15,665
                                                  --------------  ------------- ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $          415              -             -         2,177         13,922
                                                  ==============  ============= ============= =============  =============

                                                                   American
                                                                   Century
                                                  ---------------------------

                                                                   Income &
                                                   High Income      Growth
                                                   Portfolio B     Fund (d)
                                                  ------------- -------------
Investment income:
  Dividends                                                   -           424
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                                  -           121
  Administrative fee                                          -            19
                                                  ------------- -------------
    Total expenses                                            -           140
                                                  ------------- -------------
    Net investment income (loss)                              -           284
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -         4,082
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                                  -         4,082
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)              -        (4,225)
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                               -           141
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                        American Century                                         MetLife
                                                  ----------------------------  --------------------------------------------
                                                                                    Stock         Putnam       Met/Putnam
                                                  International      Value          Index      International     Voyager
                                                    Fund (d)        Fund (d)     Portfolio B      Stock B      Portfolio B
                                                  -------------- -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $            -            79         32,755          4,319              -
                                                  -------------- -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   -            29         85,380          4,076              3
  Administrative fee                                           -             8         14,954            892              -
                                                  -------------- -------------  -------------  -------------  -------------
    Total expenses                                             -            37        100,334          4,968              3
                                                  -------------- -------------  -------------  -------------  -------------
    Net investment income (loss)                               -            42        (67,579)          (649)            (3)
                                                  -------------- -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -           798        170,096         12,971              -
  Realized gain distributions                                  -            61              -              -              -
                                                  -------------- -------------  -------------  -------------  -------------
    Net realized gain (loss)                                   -           859        170,096         12,971              -
                                                  -------------- -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)               -          (683)       559,930         43,437             94
                                                  -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $            -           218        662,447         55,759             91
                                                  ============== =============  =============  =============  =============

                                                  -----------------------------
                                                       SSR            SSR
                                                   Bond Income    Money Market
                                                  Portfolio (c)   Portfolio B
                                                  -------------  -------------
Investment income:
  Dividends                                                   -          1,660
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                141          1,948
  Administrative fee                                         36            425
                                                  -------------  -------------
    Total expenses                                          177          2,373
                                                  -------------  -------------
    Net investment income (loss)                           (177)          (713)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (70)             -
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                (70)             -
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)            807              -
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             560           (713)
                                                  =============  =============

(c) For the period from November 22, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                  MetLife
                                                  -------------------------------------------------------------------------
                                                                                    Harris                        MFS
                                                       MFS           Davis         Oakmark       Jennison        Total
                                                     Research       Venture        Focused        Growth         Return
                                                     Series B     Value Fund E   Value Fund B   Portfolio B     Series B
                                                  -------------- -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $            -        69,035              -            679            615
                                                  -------------- -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   -       315,310        162,366        133,441            296
  Administrative fee                                           -        55,426         28,128         23,109             63
                                                  -------------- -------------  -------------  -------------  -------------
    Total expenses                                             -       370,736        190,494        156,550            359
                                                  -------------- -------------  -------------  -------------  -------------
    Net investment income (loss)                               -      (301,701)      (190,494)      (155,871)           256
                                                  -------------- -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -       776,567        498,271        307,588            114
  Realized gain distributions                                  -             -        117,893              -            113
                                                  -------------- -------------  -------------  -------------  -------------
    Net realized gain (loss)                                   -       776,567        616,164        307,588            227
                                                  -------------- -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)               -     2,493,712        587,955        899,439          2,138
                                                  -------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $            -     2,968,578      1,013,625      1,051,156          2,621
                                                  ============== =============  =============  =============  =============

                                                  -----------------------------
                                                       MFS          Capital
                                                    Investors       Guardian
                                                      Trust       U.S. Equity
                                                    Series B      Series A (c)
                                                  -------------  -------------
Investment income:
  Dividends                                               1,389              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              4,863            153
  Administrative fee                                      1,048             13
                                                  -------------  -------------
    Total expenses                                        5,911            166
                                                  -------------  -------------
    Net investment income (loss)                         (4,522)          (166)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             4,345             16
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                              4,345             16
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         40,769          4,023
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          40,592          3,873
                                                  =============  =============

(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                     MetLife
                                                  -------------------------------------------------------------------------------
                                                      Capital
                                                     Guardian      Salomon Bros    T Rowe Price    T Rowe Price    T Rowe Price
                                                    U.S. Equity   Strategic Bond     Small Cap       Large Cap       Large Cap
                                                     Series B     Portfolio B (b) Portfolio B (b) Portfolio A (b) Portfolio B (b)
                                                  --------------  --------------- --------------- --------------- ---------------
Investment income:
  Dividends                                       $        2,169               -               -               -               -
                                                  --------------   -------------   -------------   -------------   -------------
Expenses:
  Mortality and expense risk                               2,547             505             572             234             785
  Administrative fee                                         544             103             144              34             163
                                                  --------------   -------------   -------------   -------------   -------------
    Total expenses                                         3,091             608             716             268             948
                                                  --------------   -------------   -------------   -------------   -------------
    Net investment income (loss)                            (922)           (608)           (716)           (268)           (948)
                                                  --------------   -------------   -------------   -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                496              53            (125)              8              28
  Realized gain distributions                                  -               -               -               -               -
                                                  --------------   -------------   -------------   -------------   -------------
    Net realized gain (loss)                                 496              53            (125)              8              28
                                                  --------------   -------------   -------------   -------------   -------------
Change in unrealized appreciation (depreciation)          19,530           4,389           7,684           3,172          17,099
                                                  --------------   -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $       19,104           3,834           6,843           2,912          16,179
                                                  ==============   =============   =============   =============   =============

                                                  -----------------------------
                                                     Franklin
                                                    Templeton
                                                    Small Cap         SSR
                                                   Growth B (b)   Aurora B (b)
                                                  -------------  -------------
Investment income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                  9             52
  Administrative fee                                          -              -
                                                  -------------  -------------
    Total expenses                                            9             52
                                                  -------------  -------------
    Net investment income (loss)                             (9)           (52)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -              -
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                  -              -
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)            252          1,689
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             243          1,637
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                     Dreyfus                              INVESCO
                                                  --------------------------------------------- ----------------------------

                                                      Capital       Disciplined      Stock                         High
                                                   Appreciation        Stock         Index         Dynamics       Yield
                                                  Portfolio B (d) Portfolio B (d)    Fund B        Fund (d)      Fund (d)
                                                  --------------- --------------- ------------- -------------  -------------
Investment income:
  Dividends                                       $            -               -              -             -              -
                                                  --------------   -------------  ------------- -------------  -------------
Expenses:
  Mortality and expense risk                                 105               -              -            65              -
  Administrative fee                                          29               -              -            11              -
                                                  --------------   -------------  ------------- -------------  -------------
    Total expenses                                           134               -              -            76              -
                                                  --------------   -------------  ------------- -------------  -------------
    Net investment income (loss)                            (134)              -              -           (76)             -
                                                  --------------   -------------  ------------- -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              2,369               -              -         1,739              -
  Realized gain distributions                                  -               -              -             -              -
                                                  --------------   -------------  ------------- -------------  -------------
    Net realized gain (loss)                               2,369               -              -         1,739              -
                                                  --------------   -------------  ------------- -------------  -------------
Change in unrealized appreciation (depreciation)          (2,138)              -              -        (1,507)             -
                                                  --------------   -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $           97               -              -           156              -
                                                  ==============   =============  ============= =============  =============

                                                              PIMCO
                                                  ----------------------------

                                                      High            Low
                                                      Yield        Duration
                                                    Portfolio      Portfolio
                                                  -------------  -------------
Investment income:
  Dividends                                               1,128          1,054
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                234            890
  Administrative fee                                          5             32
                                                  -------------  -------------
    Total expenses                                          239            922
                                                  -------------  -------------
    Net investment income (loss)                            889            132
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (278)             2
  Realized gain distributions                                 -             98
                                                  -------------  -------------
    Net realized gain (loss)                               (278)           100
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)            297            (54)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             908            178
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                             PIMCO
                                                  ----------------------------
                                                    StocksPLUS
                                                     Growth &        Total
                                                      Income        Return
                                                    Portfolio      Portfolio       Total
                                                  -------------- ------------- -------------
Investment income:
  Dividends                                       $           80             -     5,257,627
                                                  -------------- ------------- -------------
Expenses:
  Mortality and expense risk                                  67             -     3,223,886
  Administrative fee                                           -             -       562,669
                                                  -------------- ------------- -------------
    Total expenses                                            67             -     3,786,555
                                                  -------------- ------------- -------------
    Net investment income (loss)                              13             -     1,471,072
                                                  -------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 10             -     7,936,298
  Realized gain distributions                                  -             -       939,523
                                                  -------------- ------------- -------------
    Net realized gain (loss)                                  10             -     8,875,821
                                                  -------------- ------------- -------------
Change in unrealized appreciation (depreciation)             394             -    18,708,261
                                                  -------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $          417             -    29,055,154
                                                  ============== ============= =============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                         Met Investors
                                                           ------------------------------------------------------------
                                                             Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                              Growth &       Growth &         Bond           Bond
                                                               Income         Income        Debenture      Debenture
                                                              Portfolio     Portfolio B     Portfolio     Portfolio B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       (8,329)      (287,246)         2,829        421,428
  Net realized gain (loss)                                         12,444      1,104,118            577        591,435
  Change in unrealized appreciation (depreciation)                 99,539      2,346,550          6,625        268,981
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   103,654      3,163,422         10,031      1,281,844
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -              -
  Payments received from contract owners                            4,076     20,311,997              -     14,720,095
  Transfers between sub-accounts (including fixed
   account), net                                                   98,268     (3,926,775)         4,261     (4,938,721)
  Transfers for contract benefits and terminations                (76,597)      (911,711)        (9,318)    (1,069,557)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  25,747     15,473,511         (5,057)     8,711,817
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         129,401     18,636,933          4,974      9,993,661
Net assets at beginning of period                                 872,343     13,033,616        145,181     13,970,149
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $    1,001,744     31,670,549        150,155     23,963,810
                                                           ==============  =============  =============  =============

                                                           --------------------------------------------
                                                            Lord Abbett      Lord Abbett     JP Morgan
                                                              Mid-Cap          Mid-Cap        Quality
                                                               Value            Value          Bond
                                                             Portfolio       Portfolio B   Portfolio (a)
                                                           -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (2,256)          (6,288)           318
  Net realized gain (loss)                                        16,322           26,612          4,736
  Change in unrealized appreciation (depreciation)                40,634          134,325         (4,536)
                                                           -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   54,700          154,649            518
                                                           -------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -                -              -
  First MetLife Investors Insurance Company redemptions                -                -              -
  Payments received from contract owners                           4,535          179,543          2,118
  Transfers between sub-accounts (including fixed
   account), net                                                 (22,515)          75,155        (45,075)
  Transfers for contract benefits and terminations                (2,292)          (9,196)       (28,247)
                                                           -------------    -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (20,272)         245,502        (71,204)
                                                           -------------    -------------  -------------
    Net increase (decrease) in net assets                         34,428          400,151        (70,686)
Net assets at beginning of period                                254,983          520,332         70,686
                                                           -------------    -------------  -------------
Net assets at end of period                                      289,411          920,483              -
                                                           =============    =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                           Met Investors
                                                           --------------------------------------------------------------
                                                              JP Morgan                                      JP Morgan
                                                               Quality       Met/Putnam      Met/Putnam       Select
                                                                Bond           Capital         Capital        Equity
                                                           Portfolio B (a) Opportunities A Opportunities B Portfolio (a)
                                                           --------------- --------------- --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       36,775          (1,520)           (222)           469
  Net realized gain (loss)                                        (36,110)           (241)             38        (12,395)
  Change in unrealized appreciation (depreciation)                 12,771          19,447           2,736         18,145
                                                           --------------   -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    13,436          17,686           2,552          6,219
                                                           --------------   -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -               -              -
  First MetLife Investors Insurance Company redemptions                 -               -               -              -
  Payments received from contract owners                          126,769           1,599           1,537              -
  Transfers between sub-accounts (including fixed
   account), net                                                 (588,290)          3,567           4,326       (110,385)
  Transfers for contract benefits and terminations                (19,360)           (786)            (46)       (10,824)
                                                           --------------   -------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (480,881)          4,380           5,817       (121,209)
                                                           --------------   -------------   -------------  -------------
    Net increase (decrease) in net assets                        (467,445)         22,066           8,369       (114,990)
Net assets at beginning of period                                 467,445         100,805          14,584        114,990
                                                           --------------   -------------   -------------  -------------
Net assets at end of period                                $            -         122,871          22,953              -
                                                           ==============   =============   =============  =============

                                                           ------------------------------------------------
                                                              JP Morgan                      Oppenheimer
                                                               Select        Met/Putnam        Capital
                                                               Equity         Research      Appreciation
                                                           Portfolio B (a) Portfolio B (a) Portfolio A (b)
                                                           --------------- --------------- ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                            140          (7,801)          1,879
  Net realized gain (loss)                                          5,516         116,572           2,815
  Change in unrealized appreciation (depreciation)                 (3,342)        (83,740)          1,717
                                                            -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                     2,314          25,031           6,411
                                                            -------------   -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -               -
  First MetLife Investors Insurance Company redemptions                 -               -               -
  Payments received from contract owners                                -       1,416,020               -
  Transfers between sub-accounts (including fixed
   account), net                                                  (37,406)     (2,380,930)         88,420
  Transfers for contract benefits and terminations                   (334)       (125,578)              -
                                                            -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (37,740)     (1,090,488)         88,420
                                                            -------------   -------------   -------------
    Net increase (decrease) in net assets                         (35,426)     (1,065,457)         94,831
Net assets at beginning of period                                  35,426       1,065,457               -
                                                            -------------   -------------   -------------
Net assets at end of period                                             -               -          94,831
                                                            =============   =============   =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                          Met Investors
                                                           -------------------------------------------------------------
                                                            Oppenheimer                        Janus          Janus
                                                              Capital          Money        Aggressive     Aggressive
                                                            Appreciation      Market          Growth         Growth
                                                            Portfolio B     Portfolio B   Portfolio A (b)  Portfolio B
                                                           --------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $      323,061        (35,456)         (1,138)      (140,275)
  Net realized gain (loss)                                      1,050,158              -            (159)       228,766
  Change in unrealized appreciation (depreciation)               (403,881)             -          12,426        828,590
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   969,338        (35,456)         11,129        917,081
                                                           --------------  -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -               -              -
  First MetLife Investors Insurance Company redemptions                 -              -               -              -
  Payments received from contract owners                       13,149,827      3,525,797               -      6,905,181
  Transfers between sub-accounts (including fixed
   account), net                                               (2,071,937)    (2,429,034)        131,075       (188,542)
  Transfers for contract benefits and terminations               (664,143)      (508,944)         (7,521)      (254,144)
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                              10,413,747        587,819         123,554      6,462,495
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                      11,383,085        552,363         134,683      7,379,576
Net assets at beginning of period                               8,893,967      2,879,818               -      4,231,075
                                                           --------------  -------------   -------------  -------------
Net assets at end of period                                $   20,277,052      3,432,181         134,683     11,610,651
                                                           ==============  =============   =============  =============

                                                           ---------------------------------------------
                                                            Lord Abbett    Lord Abbett        PIMCO
                                                              Growth         Growth           Total
                                                            Opportunity    Opportunity     Return Bond
                                                             Portfolio     Portfolio B   Portfolio A (b)
                                                           -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (1,579)        (1,071)            (20)
  Net realized gain (loss)                                           736            333               -
  Change in unrealized appreciation (depreciation)                13,443         11,698              83
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                   12,600         10,960              63
                                                           -------------  -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -               -
  First MetLife Investors Insurance Company redemptions                -              -               -
  Payments received from contract owners                           4,535            600               -
  Transfers between sub-accounts (including fixed
   account), net                                                   4,648         36,089          11,822
  Transfers for contract benefits and terminations                     -            (54)              -
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  9,183         36,635          11,822
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets                         21,783         47,595          11,885
Net assets at beginning of period                                104,444         62,112               -
                                                           -------------  -------------   -------------
Net assets at end of period                                      126,227        109,707          11,885
                                                           =============  =============   =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                         Met Investors
                                                           -------------------------------------------------------------
                                                                PIMCO          PIMCO       T Rowe Price    T Rowe Price
                                                                Total           PEA           Mid Cap        Mid Cap
                                                             Return Bond    Innovation        Growth          Growth
                                                             Portfolio B    Portfolio B   Portfolio A (b)  Portfolio B
                                                           --------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $      979,465        (26,381)           (116)      (101,835)
  Net realized gain (loss)                                        (52,452)       (26,327)            235        425,704
  Change in unrealized appreciation (depreciation)               (510,064)       147,864           1,611        557,702
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   416,949         95,156           1,730        881,571
                                                           --------------  -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -               -              -
  First MetLife Investors Insurance Company redemptions                 -              -               -              -
  Payments received from contract owners                       10,567,315      1,841,421               -      4,732,657
  Transfers between sub-accounts (including fixed
   account), net                                               (2,808,775)       492,822          10,026     (2,945,517)
  Transfers for contract benefits and terminations               (712,161)       (44,121)             (2)      (273,670)
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                               7,046,379      2,290,122          10,024      1,513,470
                                                           --------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                       7,463,328      2,385,278          11,754      2,395,041
Net assets at beginning of period                               9,599,035        410,903               -      5,002,558
                                                           --------------  -------------   -------------  -------------
Net assets at end of period                                $   17,062,363      2,796,181          11,754      7,397,599
                                                           ==============  =============   =============  =============

                                                           --------------------------------------------
                                                                MFS            MFS            AIM
                                                             Research       Research        Mid Cap
                                                           International  International   Core Equity
                                                             Portfolio     Portfolio B    Portfolio B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (1,729)      (107,299)       (81,328)
  Net realized gain (loss)                                         2,658        607,384        278,357
  Change in unrealized appreciation (depreciation)                24,148      1,560,303        381,004
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   25,077      2,060,388        578,033
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                               -      6,320,262      3,931,452
  Transfers between sub-accounts (including fixed
   account), net                                                  16,569      2,428,557     (1,294,636)
  Transfers for contract benefits and terminations                (6,118)      (415,450)      (205,691)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 10,451      8,333,369      2,431,125
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         35,528     10,393,757      3,009,158
Net assets at beginning of period                                129,426      2,272,979      3,062,287
                                                           -------------  -------------  -------------
Net assets at end of period                                      164,954     12,666,736      6,071,445
                                                           =============  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                          Met Investors
                                                           ----------------------------------------------------------------
                                                                 AIM          Harris       Third Avenue        PIMCO
                                                              Small Cap       Oakmark       Small Cap        Inflation
                                                               Growth      International      Value        Protected Bond
                                                             Portfolio B    Portfolio B    Portfolio B      Portfolio B
                                                           --------------  -------------  -------------    --------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $     (136,354)      (228,377)        30,724          957,326
  Net realized gain (loss)                                        221,946        783,758        819,555          309,042
  Change in unrealized appreciation (depreciation)                748,466      2,444,659      2,059,567            9,364
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                                   834,058      3,000,040      2,909,846        1,275,732
                                                           --------------  -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -                -
  First MetLife Investors Insurance Company redemptions                 -              -              -                -
  Payments received from contract owners                        6,915,880     11,309,519     10,012,068       14,366,920
  Transfers between sub-accounts (including fixed
   account), net                                                1,164,011        191,488     (1,075,770)       1,507,699
  Transfers for contract benefits and terminations               (310,854)      (401,986)      (385,541)        (979,402)
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                               7,769,037     11,099,021      8,550,757       14,895,217
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                       8,603,095     14,099,061     11,460,603       16,170,949
Net assets at beginning of period                               3,008,422      5,525,344      5,627,516        7,781,066
                                                           --------------  -------------  -------------    -------------
Net assets at end of period                                $   11,611,517     19,624,405     17,088,119       23,952,015
                                                           ==============  =============  =============    =============

                                                           ------------------------------------------
                                                            Lord Abbett     Neuuberger        Turner
                                                             America's        Berman          Mid-Cap
                                                               Value        Real Estate       Growth
                                                            Portfolio B   Portfolio B (b) Portfolio B (b)
                                                           -------------  --------------- ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           633         155,522         (39,477)
  Net realized gain (loss)                                           806         289,356         105,068
  Change in unrealized appreciation (depreciation)                 6,508         871,589         562,700
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                    7,947       1,316,467         628,291
                                                           -------------   -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -               -               -
  First MetLife Investors Insurance Company redemptions                -               -               -
  Payments received from contract owners                               -       2,233,007       1,865,878
  Transfers between sub-accounts (including fixed
   account), net                                                  21,448       2,059,197       1,911,702
  Transfers for contract benefits and terminations                (2,316)       (167,612)        (77,501)
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 19,132       4,124,592       3,700,079
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets                         27,079       5,441,059       4,328,370
Net assets at beginning of period                                 34,335               -               -
                                                           -------------   -------------   -------------
Net assets at end of period                                       61,414       5,441,059       4,328,370
                                                           =============   =============   =============

(b) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                 Met Investors
                                                           ------------------------------------------------------------
                                                            Goldman Sachs    Defensive       Moderate       Balance
                                                               Mid-Cap        Strategy       Strategy       Strategy
                                                                Value         Fund of        Fund of        Fund of
                                                           Portfolio B (b)   Fund B (c)     Fund B (c)     Fund B (c)
                                                           --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       13,069         44,736        128,845        134,072
  Net realized gain (loss)                                        180,509            100          1,158         28,552
  Change in unrealized appreciation (depreciation)                757,652         (7,782)       (16,876)        75,147
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   951,230         37,054        113,127        237,771
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -              -
  Payments received from contract owners                        2,530,454        191,965      3,220,805      6,334,622
  Transfers between sub-accounts (including fixed
   account), net                                                2,126,870      2,524,444      7,040,777      9,131,577
  Transfers for contract benefits and terminations               (123,419)        (6,691)             -        (10,717)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                               4,533,905      2,709,718     10,261,582     15,455,482
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       5,485,135      2,746,772     10,374,709     15,693,253
Net assets at beginning of period                                       -              -              -              -
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $    5,485,135      2,746,772     10,374,709     15,693,253
                                                           ==============  =============  =============  =============

                                                                                            Russell
                                                           ----------------------------- -------------
                                                               Growth       Aggressive      Multi-
                                                              Strategy       Strategy        Style
                                                              Fund of        Fund of        Equity
                                                             Fund B (c)     Fund B (c)       Fund
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       171,623          2,482         (1,081)
  Net realized gain (loss)                                           834             29             38
  Change in unrealized appreciation (depreciation)               493,300         55,698         14,662
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                  665,757         58,209         13,619
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                       5,328,868        551,267              -
  Transfers between sub-accounts (including fixed
   account), net                                              28,213,679      1,849,252            649
  Transfers for contract benefits and terminations                (3,448)        (1,165)        (1,939)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                             33,539,099      2,399,354         (1,290)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                     34,204,856      2,457,563         12,329
Net assets at beginning of period                                      -              -        165,243
                                                           -------------  -------------  -------------
Net assets at end of period                                   34,204,856      2,457,563        177,572
                                                           =============  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                     Russell
                                                           -----------------------------------------------------------
                                                             Aggressive                        Core       Real Estate
                                                               Equity          Non-US          Bond       Securities
                                                                Fund            Fund           Fund          Fund
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (408)           202          5,978            636
  Net realized gain (loss)                                          1,353            381          2,031          3,711
  Change in unrealized appreciation (depreciation)                  3,263          5,095            647         11,184
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                     4,208          5,678          8,656         15,531
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -              -
  Payments received from contract owners                                -              -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                       64         (1,057)         1,153           (809)
  Transfers for contract benefits and terminations                   (230)        (1,018)        (2,197)          (295)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                    (166)        (2,075)        (1,044)        (1,104)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                           4,042          3,603          7,612         14,427
Net assets at beginning of period                                  32,131         35,627        270,377         47,530
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $       36,173         39,230        277,989         61,957
                                                           ==============  =============  =============  =============

                                                                               AIM
                                                           -------------------------------------------
                                                              Premier        Premier        Capital
                                                               Equity         Equity      Appreciation
                                                              Fund (d)      Fund B (d)        Fund
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                          (240)           (31)        (1,002)
  Net realized gain (loss)                                       (16,985)           290        (22,014)
  Change in unrealized appreciation (depreciation)                15,715           (519)        25,865
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   (1,510)          (260)         2,849
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                           1,399          2,845          4,026
  Transfers between sub-accounts (including fixed
   account), net                                                 (49,783)        (8,544)           247
  Transfers for contract benefits and terminations                     -              -           (705)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (48,384)        (5,699)         3,568
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                        (49,894)        (5,959)         6,417
Net assets at beginning of period                                 49,894          5,959         69,167
                                                           -------------  -------------  -------------
Net assets at end of period                                            -              -         75,584
                                                           =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                               AIM
                                                           ------------------------------------------- --------------

                                                              Capital     International  International    Premier
                                                            Appreciation     Growth         Growth        Growth
                                                               Fund B         Fund          Fund B     Portfolio (d)
                                                           -------------- -------------  ------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -          (272)             -          (561)
  Net realized gain (loss)                                              -        (4,895)             -       (58,418)
  Change in unrealized appreciation (depreciation)                      -        12,491              -        55,747
                                                           -------------- -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                         -         7,324              -        (3,232)
                                                           -------------- -------------  ------------- -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -             -              -             -
  First MetLife Investors Insurance Company redemptions                 -             -              -             -
  Payments received from contract owners                                -             -              -         7,908
  Transfers between sub-accounts (including fixed
   account), net                                                        -          (480)             -      (111,758)
  Transfers for contract benefits and terminations                      -          (969)             -          (193)
                                                           -------------- -------------  ------------- -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -        (1,449)             -      (104,043)
                                                           -------------- -------------  ------------- -------------
    Net increase (decrease) in net assets                               -         5,875              -      (107,275)
Net assets at beginning of period                                       -        34,313              -       107,275
                                                           -------------- -------------  ------------- -------------
Net assets at end of period                                $            -        40,188              -             -
                                                           ============== =============  ============= =============

                                                                       Alliance
                                                           ---------------------------------------------
                                                                             Bernstein      Bernstein
                                                               Premier      Real Estate    Real Estate
                                                               Growth       Investment     Investment
                                                           Portfolio B (d)   Portfolio     Portfolio B
                                                           --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                         (1,728)           440          1,796
  Net realized gain (loss)                                         17,516            784          6,535
  Change in unrealized appreciation (depreciation)                (25,318)        13,118         61,510
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    (9,530)        14,342         69,841
                                                            -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -
  Payments received from contract owners                           15,699          2,386         51,781
  Transfers between sub-accounts (including fixed
   account), net                                                 (361,294)         3,186        (10,502)
  Transfers for contract benefits and terminations                 (3,709)          (449)        (7,376)
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (349,304)         5,123         33,903
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets                        (358,834)        19,465        103,744
Net assets at beginning of period                                 358,834         37,844        180,615
                                                            -------------  -------------  -------------
Net assets at end of period                                             -         57,309        284,359
                                                            =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                      Alliance                Liberty
                                                           ------------------------------- -------------
                                                              Bernstein                       Newport
                                                                Small         Bernstein     Tiger Fund,
                                                                 Cap            Value        Variable
                                                           Portfolio B (d) Portfolio B (d)  Series (d)
                                                           --------------- --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -               -              -
  Net realized gain (loss)                                              -               -              -
  Change in unrealized appreciation (depreciation)                      -               -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         -               -              -
                                                           --------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -              -
  First MetLife Investors Insurance Company redemptions                 -               -              -
  Payments received from contract owners                                -               -              -
  Transfers between sub-accounts (including fixed
   account), net                                                        -               -              -
  Transfers for contract benefits and terminations                      -               -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -               -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets                               -               -              -
Net assets at beginning of period                                       -               -              -
                                                           --------------   -------------  -------------
Net assets at end of period                                $            -               -              -
                                                           ==============   =============  =============

                                                                  Goldman Sachs                 Scudder II
                                                           --------------------------- ---------------------------
                                                              Growth                       Small        Dreman
                                                                &        International      Cap        Small Cap
                                                              Income        Equity        Growth         Value
                                                             Fund (d)      Fund (d)      Portfolio     Portfolio
                                                           ------------- ------------- ------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                             -             -             -          (403)
  Net realized gain (loss)                                             -             -             -           417
  Change in unrealized appreciation (depreciation)                     -             -             -        17,295
                                                           ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                        -             -             -        17,309
                                                           ------------- ------------- ------------- -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -             -             -             -
  First MetLife Investors Insurance Company redemptions                -             -             -             -
  Payments received from contract owners                               -             -             -         1,879
  Transfers between sub-accounts (including fixed
   account), net                                                       -             -             -             -
  Transfers for contract benefits and terminations                     -             -             -           (40)
                                                           ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets from contract
     transactions                                                      -             -             -         1,839
                                                           ------------- ------------- ------------- -------------
    Net increase (decrease) in net assets                              -             -             -        19,148
Net assets at beginning of period                                      -             -             -        69,851
                                                           ------------- ------------- ------------- -------------
Net assets at end of period                                            -             -             -        88,999
                                                           ============= ============= ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                             Scudder II      Scudder I
                                                           -------------- --------------- -----------------------------

                                                             Government
                                                             Securities    International     Research       Research
                                                             Portfolio    Portfolio B (d)   Series (d)    Series B (d)
                                                           -------------- --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -             35            551             51
  Net realized gain (loss)                                              -            615        (37,466)           114
  Change in unrealized appreciation (depreciation)                      -           (576)        37,493            (35)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         -             74            578            130
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -              -
  Payments received from contract owners                                -              -          4,114              -
  Transfers between sub-accounts (including fixed
   account), net                                                        -         (6,976)       (78,305)       (11,663)
  Transfers for contract benefits and terminations                      -              -           (141)             -
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -         (6,976)       (74,332)       (11,663)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                               -         (6,902)       (73,754)       (11,533)
Net assets at beginning of period                                       -          6,902         73,754         11,533
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -              -              -              -
                                                           ==============  =============  =============  =============

                                                                 MFS
                                                           -------------------------------------------

                                                             Investors      Investors      Emerging
                                                               Trust          Trust         Growth
                                                              Series        Series B      Series (d)
                                                           -------------  ------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           (37)             -          (143)
  Net realized gain (loss)                                           152              -       (19,120)
  Change in unrealized appreciation (depreciation)                   317              -        19,386
                                                           -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                      432              -           123
                                                           -------------  ------------- -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -             -
  First MetLife Investors Insurance Company redemptions                -              -             -
  Payments received from contract owners                             972              -         2,550
  Transfers between sub-accounts (including fixed
   account), net                                                  (8,775)             -       (30,589)
  Transfers for contract benefits and terminations                     -              -            (3)
                                                           -------------  ------------- -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (7,803)             -       (28,042)
                                                           -------------  ------------- -------------
    Net increase (decrease) in net assets                         (7,371)             -       (27,919)
Net assets at beginning of period                                 11,364              -        27,919
                                                           -------------  ------------- -------------
Net assets at end of period                                        3,993              -             -
                                                           =============  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                               MFS
                                                           ------------------------------------------------------------
                                                              Emerging          High           High        Strategic
                                                               Growth          Income         Income         Income
                                                            Series B (d)       Series        Series B     Series B (d)
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $          (53)           118         10,190          2,848
  Net realized gain (loss)                                          1,091            494            877           (919)
  Change in unrealized appreciation (depreciation)                   (970)          (206)        16,030         (2,101)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        68            406         27,097           (172)
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -              -
  Payments received from contract owners                                -          1,203         60,117              -
  Transfers between sub-accounts (including fixed
   account), net                                                  (11,024)        (7,286)        13,652        (58,598)
  Transfers for contract benefits and terminations                      -              -        (14,674)          (801)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (11,024)        (6,083)        59,095        (59,399)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         (10,956)        (5,677)        86,192        (59,571)
Net assets at beginning of period                                  10,956          9,766        326,818         59,571
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -          4,089        413,010              -
                                                           ==============  =============  =============  =============

                                                                           Oppenheimer       Putnam
                                                           -------------- -------------  -------------
                                                                New                         Growth &
                                                             Discovery        Bond           Income
                                                             Series B       Fund (d)          Fund
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (3,586)           717            328
  Net realized gain (loss)                                         2,190            (32)            61
  Change in unrealized appreciation (depreciation)                25,617           (643)         7,852
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   24,221             42          8,241
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                          82,940          3,431          7,180
  Transfers between sub-accounts (including fixed
   account), net                                                  30,788        (33,916)           (57)
  Transfers for contract benefits and terminations                (7,939)             -           (175)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                105,789        (30,485)         6,948
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                        130,010        (30,443)        15,189
Net assets at beginning of period                                219,524         30,443         79,474
                                                           -------------  -------------  -------------
Net assets at end of period                                      349,534              -         94,663
                                                           =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                           Putnam
                                                           ----------------------------------------------------------

                                                              Growth &
                                                               Income         Equity         Vista         Vista
                                                               Fund B        Income B        Fund          Fund B
                                                           -------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $          170          (581)        (5,167)             -
  Net realized gain (loss)                                             27           363         (3,152)             -
  Change in unrealized appreciation (depreciation)                  2,347         5,852         69,045              -
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                     2,544         5,634         60,726              -
                                                           -------------- -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -             -              -              -
  First MetLife Investors Insurance Company redemptions                 -             -              -              -
  Payments received from contract owners                            1,537         1,537         26,656              -
  Transfers between sub-accounts (including fixed
   account), net                                                    4,333         6,456          4,656              -
  Transfers for contract benefits and terminations                      -        (2,240)          (460)             -
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                   5,870         5,753         30,852              -
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets                           8,414        11,387         91,578              -
Net assets at beginning of period                                  23,919        52,019        327,172              -
                                                           -------------- -------------  -------------  -------------
Net assets at end of period                                $       32,333        63,406        418,750              -
                                                           ============== =============  =============  =============

                                                           --------------------------------------------
                                                                                         International
                                                           International  International       New
                                                              Equity         Equity      Opportunities
                                                               Fund          Fund B       Fund B (d)
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           207             76              -
  Net realized gain (loss)                                          (236)         1,094              -
  Change in unrealized appreciation (depreciation)                11,028          1,458              -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   10,999          2,628              -
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                           5,251              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   1,598         (8,085)             -
  Transfers for contract benefits and terminations                    (7)           (15)             -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  6,842         (8,100)             -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         17,841         (5,472)             -
Net assets at beginning of period                                 69,072         24,949              -
                                                           -------------  -------------  -------------
Net assets at end of period                                       86,913         19,477              -
                                                           =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                               Putnam
                                                           -------------- -----------------------------

                                                                New          Foreign        Foreign
                                                               Value        Securities     Securities
                                                             Fund B (d)        Fund          Fund B
                                                           -------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -          (164)          (517)
  Net realized gain (loss)                                              -          (222)         1,203
  Change in unrealized appreciation (depreciation)                      -        11,704         22,751
                                                           -------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         -        11,318         23,437
                                                           -------------- -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -             -              -
  First MetLife Investors Insurance Company redemptions                 -             -              -
  Payments received from contract owners                                -         3,657         78,767
  Transfers between sub-accounts (including fixed
   account), net                                                        -         4,882         41,773
  Transfers for contract benefits and terminations                      -          (117)          (384)
                                                           -------------- -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -         8,422        120,156
                                                           -------------- -------------  -------------
    Net increase (decrease) in net assets                               -        19,740        143,593
Net assets at beginning of period                                       -        59,630         54,260
                                                           -------------- -------------  -------------
Net assets at end of period                                $            -        79,370        197,853
                                                           ============== =============  =============

                                                                     Templeton
                                                           ----------------------------------------------------------
                                                            Developing     Developing      Franklin    Franklin Large
                                                             Markets        Markets         Small        Cap Growth
                                                            Securities     Securities        Cap         Securities
                                                               Fund          Fund B       Fund B (d)     Fund B (d)
                                                           ------------- -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           281            24           (303)           (86)
  Net realized gain (loss)                                           439         1,931          4,177          1,550
  Change in unrealized appreciation (depreciation)                11,146        28,185         (4,647)        (1,479)
                                                           ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   11,866        30,140           (773)           (15)
                                                           ------------- -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -             -              -              -
  First MetLife Investors Insurance Company redemptions                -             -              -              -
  Payments received from contract owners                           2,864        83,996         29,160              -
  Transfers between sub-accounts (including fixed
   account), net                                                   2,972        29,406        (73,017)       (18,445)
  Transfers for contract benefits and terminations                     -          (682)           (87)          (134)
                                                           ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  5,836       112,720        (43,944)       (18,579)
                                                           ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets                         17,702       142,860        (44,717)       (18,594)
Net assets at beginning of period                                 46,969        49,610         44,717         18,594
                                                           ------------- -------------  -------------  -------------
Net assets at end of period                                       64,671       192,470              -              -
                                                           ============= =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                            Templeton
                                                           ------------------------------------------- ----------------
                                                               Mutual         Global
                                                               Shares         Income        Growth        Equity-
                                                             Securities     Securities    Securities      Income
                                                             Fund B (d)     Fund B (d)      Fund B      Portfolio B
                                                           --------------  ------------- ------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (169)             -             -            57
  Net realized gain (loss)                                          3,274              -             -           117
  Change in unrealized appreciation (depreciation)                 (2,690)             -             -         2,003
                                                           --------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                       415              -             -         2,177
                                                           --------------  ------------- ------------- -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -             -             -
  First MetLife Investors Insurance Company redemptions                 -              -             -             -
  Payments received from contract owners                            1,660              -             -        35,000
  Transfers between sub-accounts (including fixed
   account), net                                                  (36,890)             -             -           325
  Transfers for contract benefits and terminations                     (2)             -             -             -
                                                           --------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (35,232)             -             -        35,325
                                                           --------------  ------------- ------------- -------------
    Net increase (decrease) in net assets                         (34,817)             -             -        37,502
Net assets at beginning of period                                  34,817              -             -             -
                                                           --------------  ------------- ------------- -------------
Net assets at end of period                                $            -              -             -        37,502
                                                           ==============  ============= ============= =============

                                                            Fidelity                    American Century
                                                           --------------------------   ----------------


                                                              Growth       High Income  Income & Growth
                                                            Portfolio B    Portfolio B      Fund (d)
                                                           -------------  ------------- ----------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (2,408)             -            284
  Net realized gain (loss)                                           665              -          4,082
  Change in unrealized appreciation (depreciation)                15,665              -         (4,225)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   13,922              -            141
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                         189,097              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                  79,231              -        (29,165)
  Transfers for contract benefits and terminations                   (83)             -             (8)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                268,245              -        (29,173)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                        282,167              -        (29,032)
Net assets at beginning of period                                 73,583              -         29,032
                                                           -------------  -------------  -------------
Net assets at end of period                                      355,750              -              -
                                                           =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                 American Century
                                                           ----------------------------  -----------------------------
                                                                                             Stock         Putnam
                                                           International      Value          Index      International
                                                             Fund (d)        Fund (d)     Portfolio B      Stock B
                                                           -------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -            42        (67,579)          (649)
  Net realized gain (loss)                                              -           859        170,096         12,971
  Change in unrealized appreciation (depreciation)                      -          (683)       559,930         43,437
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         -           218        662,447         55,759
                                                           -------------- -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -             -              -              -
  First MetLife Investors Insurance Company redemptions                 -             -              -              -
  Payments received from contract owners                                -             -      5,623,911          6,000
  Transfers between sub-accounts (including fixed
   account), net                                                        -        (7,750)     1,151,375         (9,121)
  Transfers for contract benefits and terminations                      -            (1)      (337,217)       (14,887)
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -        (7,751)     6,438,069        (18,008)
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets                               -        (7,533)     7,100,516         37,751
Net assets at beginning of period                                       -         7,533      2,900,578        352,634
                                                           -------------- -------------  -------------  -------------
Net assets at end of period                                $            -             -     10,001,094        390,385
                                                           ============== =============  =============  =============

                                                               MetLife
                                                           --------------------------------------------
                                                            Met/Putnam         SSR            SSR
                                                              Voyager      Bond Income    Money Market
                                                            Portfolio B   Portfolio (c)    Portfolio
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                            (3)          (177)          (713)
  Net realized gain (loss)                                             -            (70)             -
  Change in unrealized appreciation (depreciation)                    94            807              -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                       91            560           (713)
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions                -              -              -
  Payments received from contract owners                           1,537              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   4,339         17,402              -
  Transfers for contract benefits and terminations                     -              -             (3)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  5,876         17,402             (3)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                          5,967         17,962           (716)
Net assets at beginning of period                                      -              -        169,583
                                                           -------------  -------------  -------------
Net assets at end of period                                        5,967         17,962        168,867
                                                           =============  =============  =============

(c) For the period from November 22, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                           MetLife
                                                           -------------------------------------------------------------
                                                                                             Harris
                                                                MFS           Davis         Oakmark       Jennison
                                                              Research       Venture        Focused        Growth
                                                              Series B     Value Fund E   Value Fund B   Portfolio B
                                                           -------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -      (301,701)      (190,494)      (155,871)
  Net realized gain (loss)                                              -       776,567        616,164        307,588
  Change in unrealized appreciation (depreciation)                      -     2,493,712        587,955        899,439
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         -     2,968,578      1,013,625      1,051,156
                                                           -------------- -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -             -              -              -
  First MetLife Investors Insurance Company redemptions                 -             -              -              -
  Payments received from contract owners                                -    17,335,440      9,807,581      7,920,433
  Transfers between sub-accounts (including fixed
   account), net                                                        -     5,778,017     (3,270,352)      (241,134)
  Transfers for contract benefits and terminations                      -      (767,188)      (360,896)      (344,930)
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                       -    22,346,269      6,176,333      7,334,369
                                                           -------------- -------------  -------------  -------------
    Net increase (decrease) in net assets                               -    25,314,847      7,189,958      8,385,525
Net assets at beginning of period                                       -     8,699,165      7,178,434      4,444,619
                                                           -------------- -------------  -------------  -------------
Net assets at end of period                                $            -    34,014,012     14,368,392     12,830,144
                                                           ============== =============  =============  =============

                                                           -----------------------------------------
                                                               MFS            MFS          Capital
                                                              Total        Investors       Guardian
                                                              Return         Trust       U.S. Equity
                                                             Series B      Series B      Series A (c)
                                                           ------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           256        (4,522)          (166)
  Net realized gain (loss)                                           227         4,345             16
  Change in unrealized appreciation (depreciation)                 2,138        40,769          4,023
                                                           ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    2,621        40,592          3,873
                                                           ------------- -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -             -              -
  First MetLife Investors Insurance Company redemptions                -             -              -
  Payments received from contract owners                               -        23,260              -
  Transfers between sub-accounts (including fixed
   account), net                                                  12,715        16,940        101,266
  Transfers for contract benefits and terminations                     -       (16,696)          (932)
                                                           ------------- -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 12,715        23,504        100,334
                                                           ------------- -------------  -------------
    Net increase (decrease) in net assets                         15,336        64,096        104,207
Net assets at beginning of period                                 18,199       399,247              -
                                                           ------------- -------------  -------------
Net assets at end of period                                       33,535       463,343        104,207
                                                           ============= =============  =============

(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                              MetLife
                                                           ---------------------------------------------------------------
                                                               Capital
                                                              Guardian      Salomon Bros    T Rowe Price    T Rowe Price
                                                             U.S. Equity   Strategic Bond     Small Cap       Large Cap
                                                              Series B     Portfolio B (b) Portfolio B (b) Portfolio A (b)
                                                           --------------  --------------- --------------- ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (922)           (608)           (716)           (268)
  Net realized gain (loss)                                            496              53            (125)              8
  Change in unrealized appreciation (depreciation)                 19,530           4,389           7,684           3,172
                                                           --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                    19,104           3,834           6,843           2,912
                                                           --------------   -------------   -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -               -               -
  First MetLife Investors Insurance Company redemptions                 -               -               -               -
  Payments received from contract owners                          182,500           6,750               -               -
  Transfers between sub-accounts (including fixed
   account), net                                                   47,870          63,057          87,449          30,589
  Transfers for contract benefits and terminations                      -          (1,941)           (758)            (27)
                                                           --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 230,370          67,866          86,691          30,562
                                                           --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets                         249,474          71,700          93,534          33,474
Net assets at beginning of period                                  82,001               -               -               -
                                                           --------------   -------------   -------------   -------------
Net assets at end of period                                $      331,475          71,700          93,534          33,474
                                                           ==============   =============   =============   =============

                                                           ---------------------------------------------
                                                                              Franklin
                                                            T Rowe Price     Templeton
                                                              Large Cap      Small Cap         SSR
                                                           Portfolio B (b)  Growth B (b)   Aurora B (b)
                                                           --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           (948)            (9)           (52)
  Net realized gain (loss)                                             28              -              -
  Change in unrealized appreciation (depreciation)                 17,099            252          1,689
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    16,179            243          1,637
                                                            -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -
  First MetLife Investors Insurance Company redemptions                 -              -              -
  Payments received from contract owners                          114,256              -         12,834
  Transfers between sub-accounts (including fixed
   account), net                                                   57,420          3,206          7,081
  Transfers for contract benefits and terminations                   (340)             -              -
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 171,336          3,206         19,915
                                                            -------------  -------------  -------------
    Net increase (decrease) in net assets                         187,515          3,449         21,552
Net assets at beginning of period                                       -              -              -
                                                            -------------  -------------  -------------
Net assets at end of period                                       187,515          3,449         21,552
                                                            =============  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                              Dreyfus
                                                           ---------------------------------------------
                                                               Capital       Disciplined      Stock
                                                            Appreciation        Stock         Index
                                                           Portfolio B (d) Portfolio B (d)    Fund B
                                                           --------------- --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (134)              -              -
  Net realized gain (loss)                                          2,369               -              -
  Change in unrealized appreciation (depreciation)                 (2,138)              -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        97               -              -
                                                           --------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -              -
  First MetLife Investors Insurance Company redemptions                 -               -              -
  Payments received from contract owners                                -               -              -
  Transfers between sub-accounts (including fixed
   account), net                                                  (28,226)              -              -
  Transfers for contract benefits and terminations                     (4)              -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (28,230)              -              -
                                                           --------------   -------------  -------------
    Net increase (decrease) in net assets                         (28,133)              -              -
Net assets at beginning of period                                  28,133               -              -
                                                           --------------   -------------  -------------
Net assets at end of period                                $            -               -              -
                                                           ==============   =============  =============

                                                                     INVESCO                        PIMCO
                                                           ---------------------------- ----------------------------
                                                                              High          High            Low
                                                              Dynamics       Yield          Yield        Duration
                                                              Fund (d)      Fund (d)      Portfolio      Portfolio
                                                           -------------  ------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           (76)             -           889            132
  Net realized gain (loss)                                         1,739              -          (278)           100
  Change in unrealized appreciation (depreciation)                (1,507)             -           297            (54)
                                                           -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                      156              -           908            178
                                                           -------------  ------------- -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -             -              -
  First MetLife Investors Insurance Company redemptions                -              -             -              -
  Payments received from contract owners                               -              -        12,500         70,099
  Transfers between sub-accounts (including fixed
   account), net                                                 (16,000)             -        (8,450)           525
  Transfers for contract benefits and terminations                    (2)             -             -             (7)
                                                           -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (16,002)             -         4,050         70,617
                                                           -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets                        (15,846)             -         4,958         70,795
Net assets at beginning of period                                 15,846              -        10,333         25,804
                                                           -------------  ------------- -------------  -------------
Net assets at end of period                                            -              -        15,291         96,599
                                                           =============  ============= =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                     PIMCO
                                                         -----------------------------
                                                           StocksPLUS
                                                            Growth &         Total
                                                             Income         Return
                                                           Portfolio       Portfolio       Total
                                                         --------------  ------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                               $           13              -     1,471,072
  Net realized gain (loss)                                           10              -     8,875,821
  Change in unrealized appreciation (depreciation)                  394              -    18,708,261
                                                         --------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                                     417              -    29,055,154
                                                         --------------  ------------- -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                  -              -             -
  First MetLife Investors Insurance Company redemptions               -              -             -
  Payments received from contract owners                              -              -   194,435,302
  Transfers between sub-accounts (including fixed
   account), net                                                     48              -    39,350,060
  Transfers for contract benefits and terminations                   (2)             -    (9,719,420)
                                                         --------------  ------------- -------------
    Net increase (decrease) in net assets from
     contract transactions                                           46              -   224,065,942
                                                         --------------  ------------- -------------
    Net increase (decrease) in net assets                           463              -   253,121,096
Net assets at beginning of period                                 4,499              -   116,868,919
                                                         --------------  ------------- -------------
Net assets at end of period                              $        4,962              -   369,990,015
                                                         ==============  ============= =============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                         Met Investors
                                                           ------------------------------------------------------------
                                                             Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                              Growth &       Growth &         Bond           Bond
                                                               Income         Income        Debenture      Debenture
                                                              Portfolio     Portfolio B     Portfolio     Portfolio B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       (3,171)       (52,589)           379        139,603
  Net realized gain (loss)                                         (6,636)        19,726         (1,629)        48,691
  Change in unrealized appreciation (depreciation)                210,359      1,217,716         24,457        540,884
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   200,552      1,184,853         23,207        729,178
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -           (634)             -           (567)
  Payments received from contract owners                            3,910      9,897,879              -      9,494,790
  Transfers between sub-accounts (including fixed
   account), net                                                  172,047      1,851,072              -      3,768,168
  Transfers for contract benefits and terminations                (57,976)       (41,469)       (18,186)      (100,272)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 117,981     11,706,848        (18,186)    13,162,119
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         318,533     12,891,701          5,021     13,891,297
Net assets at beginning of period                                 553,810        141,915        140,160         78,852
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $      872,343     13,033,616        145,181     13,970,149
                                                           ==============  =============  =============  =============

                                                           ---------------------------------------------
                                                            Lord Abbett     Lord Abbett    Lord Abbett
                                                            Developing      Developing       Mid-Cap
                                                              Growth          Growth          Value
                                                           Portfolio (f)  Portfolio B (f)   Portfolio
                                                           -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                          (327)            (13)        (1,518)
  Net realized gain (loss)                                       (33,276)            (24)         4,204
  Change in unrealized appreciation (depreciation)                34,448              52         47,526
                                                           -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                      845              15         50,212
                                                           -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -               -              -
  First MetLife Investors Insurance Company redemptions                -            (169)             -
  Payments received from contract owners                           4,106               -          4,748
  Transfers between sub-accounts (including fixed
   account), net                                                 (77,586)         (2,848)          (117)
  Transfers for contract benefits and terminations                  (103)             (1)        (3,468)
                                                           -------------   -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (73,583)         (3,018)         1,163
                                                           -------------   -------------  -------------
    Net increase (decrease) in net assets                        (72,738)         (3,003)        51,375
Net assets at beginning of period                                 72,738           3,003        203,608
                                                           -------------   -------------  -------------
Net assets at end of period                                            -               -        254,983
                                                           =============   =============  =============

(f) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                         Met Investors
                                                           ------------------------------------------------------------
                                                             Lord Abbett     JP Morgan      JP Morgan      JP Morgan
                                                               Mid-Cap        Quality        Quality       Small Cap
                                                                Value          Bond           Bond           Stock
                                                             Portfolio B     Portfolio     Portfolio B     Portfolio
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       (1,569)         1,816         14,773         (1,207)
  Net realized gain (loss)                                          7,267          1,688         (2,261)          (680)
  Change in unrealized appreciation (depreciation)                 75,638         (1,584)       (13,179)        23,475
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    81,336          1,920           (667)        21,588
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (220)             -           (211)             -
  Payments received from contract owners                          216,731          3,049        434,277          1,662
  Transfers between sub-accounts (including fixed
   account), net                                                   50,623         (1,440)         4,985              -
  Transfers for contract benefits and terminations                 (1,447)       (18,159)        (6,920)          (833)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 265,687        (16,550)       432,131            829
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         347,023        (14,630)       431,464         22,417
Net assets at beginning of period                                 173,309         85,316         35,981         78,388
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $      520,332         70,686        467,445        100,805
                                                           ==============  =============  =============  =============

                                                           --------------------------------------------
                                                            Met/Putnam      JP Morgan      JP Morgan
                                                              Capital        Select         Select
                                                           Opportunities     Equity         Equity
                                                            Portfolio B     Portfolio     Portfolio B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                          (100)          (807)          (197)
  Net realized gain (loss)                                             5         (2,963)        (2,358)
  Change in unrealized appreciation (depreciation)                 2,281         32,293          8,738
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    2,186         28,523          6,183
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (202)             -           (194)
  Payments received from contract owners                          10,000              -         13,700
  Transfers between sub-accounts (including fixed
   account), net                                                       -            204         (6,026)
  Transfers for contract benefits and terminations                    (7)        (7,366)          (371)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  9,791         (7,162)         7,109
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         11,977         21,361         13,292
Net assets at beginning of period                                  2,607         93,629         22,134
                                                           -------------  -------------  -------------
Net assets at end of period                                       14,584        114,990         35,426
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                          Met Investors
                                                           --------------------------------------------------------------
                                                              JP Morgan       JP Morgan      JP Morgan       JP Morgan
                                                              Enhanced        Enhanced     International   International
                                                                Index           Index         Equity          Equity
                                                            Portfolio (f)  Portfolio B (f) Portfolio (f)  Portfolio B (f)
                                                           --------------  --------------- -------------  ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $        1,822              20            434              10
  Net realized gain (loss)                                       (103,659)           (606)       (77,607)           (489)
  Change in unrealized appreciation (depreciation)                105,950             647         72,603             356
                                                           --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                     4,113              61         (4,570)           (123)
                                                           --------------   -------------  -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -               -              -               -
  First MetLife Investors Insurance Company redemptions                 -            (167)             -            (161)
  Payments received from contract owners                                -               -              -               -
  Transfers between sub-accounts (including fixed
   account), net                                                 (174,917)         (2,379)      (101,179)         (2,477)
  Transfers for contract benefits and terminations                 (7,989)             (5)        (2,872)             (1)
                                                           --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                                (182,906)         (2,551)      (104,051)         (2,639)
                                                           --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets                        (178,793)         (2,490)      (108,621)         (2,762)
Net assets at beginning of period                                 178,793           2,490        108,621           2,762
                                                           --------------   -------------  -------------   -------------
Net assets at end of period                                $            -               -              -               -
                                                           ==============   =============  =============   =============

                                                           --------------------------------------------
                                                                           Oppenheimer       PIMCO
                                                            Met/Putnam       Capital         Money
                                                             Research      Appreciation     Market
                                                            Portfolio B    Portfolio B    Portfolio B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (5,114)       (39,599)       (15,114)
  Net realized gain (loss)                                         2,170           (312)             -
  Change in unrealized appreciation (depreciation)                83,739        697,884              -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   80,795        657,973        (15,114)
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (470)          (479)          (492)
  Payments received from contract owners                         366,564      6,580,667      5,197,593
  Transfers between sub-accounts (including fixed
   account), net                                                 632,332      1,665,077     (1,027,485)
  Transfers for contract benefits and terminations               (15,231)       (29,608)    (1,283,960)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                983,195      8,215,657      2,885,656
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                      1,063,990      8,873,630      2,870,542
Net assets at beginning of period                                  1,467         20,337          9,276
                                                           -------------  -------------  -------------
Net assets at end of period                                    1,065,457      8,893,967      2,879,818
                                                           =============  =============  =============

(f) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                         Met Investors
                                                           ------------------------------------------------------------
                                                                Janus       Lord Abbett    Lord Abbett       PIMCO
                                                             Aggressive       Growth         Growth       Total Return
                                                               Growth       Opportunity    Opportunity        Bond
                                                             Portfolio B     Portfolio     Portfolio B    Portfolio B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $      (18,550)          (917)          (401)        41,778
  Net realized gain (loss)                                            362            232          1,000         87,624
  Change in unrealized appreciation (depreciation)                317,491         24,385          8,530        (24,442)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   299,303         23,700          9,129        104,960
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (477)           (85)          (201)          (400)
  Payments received from contract owners                        3,521,486            642         10,000      6,870,710
  Transfers between sub-accounts (including fixed
   account), net                                                  416,377         80,372         31,192      2,164,741
  Transfers for contract benefits and terminations                 (9,290)          (253)           (54)      (121,949)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                               3,928,096         80,676         40,937      8,913,102
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                       4,227,399        104,376         50,066      9,018,062
Net assets at beginning of period                                   3,676             68         12,046        580,973
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $    4,231,075        104,444         62,112      9,599,035
                                                           ==============  =============  =============  =============

                                                           --------------------------------------------
                                                                           T Rowe Price       MFS
                                                               PIMCO         Mid Cap       Research
                                                            Innovation        Growth     International
                                                            Portfolio B    Portfolio B   Portfolio (g)
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (1,905)       (23,291)          (527)
  Net realized gain (loss)                                         6,205          1,264            723
  Change in unrealized appreciation (depreciation)                32,938        432,003         32,321
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   37,238        409,976         32,517
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (611)          (654)             -
  Payments received from contract owners                         420,345      3,813,683              -
  Transfers between sub-accounts (including fixed
   account), net                                                 (44,394)       791,982        101,028
  Transfers for contract benefits and terminations                (1,995)       (18,739)        (4,119)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                373,345      4,586,272         96,909
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                        410,583      4,996,248        129,426
Net assets at beginning of period                                    320          6,310              -
                                                           -------------  -------------  -------------
Net assets at end of period                                      410,903      5,002,558        129,426
                                                           =============  =============  =============

(g) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                          Met Investors
                                                           --------------------------------------------------------------
                                                                 MFS            AIM            AIM            Harris
                                                              Research        Mid Cap       Small Cap         Oakmark
                                                            International   Core Equity      Growth        International
                                                             Portfolio B    Portfolio B    Portfolio B      Portfolio B
                                                           --------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $       (3,763)       (12,631)       (11,907)          16,472
  Net realized gain (loss)                                            383         23,770            674           14,111
  Change in unrealized appreciation (depreciation)                297,182        174,928        204,032          568,139
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                                   293,802        186,067        192,799          598,722
                                                           --------------  -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -                -
  First MetLife Investors Insurance Company redemptions              (579)          (562)          (630)            (534)
  Payments received from contract owners                        1,376,053      2,331,445      2,420,606        4,259,043
  Transfers between sub-accounts (including fixed
   account), net                                                  523,378        538,654        399,470          672,354
  Transfers for contract benefits and terminations                 (9,928)        (8,586)        (9,700)          (6,252)
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                               1,888,924      2,860,951      2,809,746        4,924,611
                                                           --------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                       2,182,726      3,047,018      3,002,545        5,523,333
Net assets at beginning of period                                  90,253         15,269          5,877            2,011
                                                           --------------  -------------  -------------    -------------
Net assets at end of period                                $    2,272,979      3,062,287      3,008,422        5,525,344
                                                           ==============  =============  =============    =============

                                                           --------------------------------------------
                                                            Third Avenue       PIMCO        Lord Abbett
                                                             Small Cap       Inflation       America's
                                                               Value      Protected Bond       Value
                                                            Portfolio B   Portfolio B (e) Portfolio B (e)
                                                           -------------  --------------- ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       (12,505)        (12,203)            353
  Net realized gain (loss)                                        30,925         146,045             335
  Change in unrealized appreciation (depreciation)               530,633         (11,526)          3,600
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                  549,053         122,316           4,288
                                                           -------------   -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -               3               -
  First MetLife Investors Insurance Company redemptions             (594)              -             (14)
  Payments received from contract owners                       4,219,625       5,571,090               -
  Transfers between sub-accounts (including fixed
   account), net                                                 858,692       2,134,279          30,968
  Transfers for contract benefits and terminations               (16,680)        (46,622)           (907)
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                              5,061,043       7,658,750          30,047
                                                           -------------   -------------   -------------
    Net increase (decrease) in net assets                      5,610,096       7,781,066          34,335
Net assets at beginning of period                                 17,420               -               -
                                                           -------------   -------------   -------------
Net assets at end of period                                    5,627,516       7,781,066          34,335
                                                           =============   =============   =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                GACC                                        Russell
                                                           --------------  --------------------------------------------
                                                                               Multi-
                                                               Money           Style        Aggressive
                                                               Market          Equity         Equity         Non-US
                                                              Fund (f)          Fund           Fund           Fund
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $          276         (1,003)          (349)           218
  Net realized gain (loss)                                           (863)       (14,170)            81        (17,817)
  Change in unrealized appreciation (depreciation)                    666         49,798         10,204         22,822
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        79         34,625          9,936          5,223
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (111)           (67)           (93)           (67)
  Payments received from contract owners                                -              -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                  (58,882)       (40,952)          (256)       (59,524)
  Transfers for contract benefits and terminations                   (163)           (16)            (9)           (10)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 (59,156)       (41,035)          (358)       (59,601)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         (59,077)        (6,410)         9,578        (54,378)
Net assets at beginning of period                                  59,077        171,653         22,553         90,005
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -        165,243         32,131         35,627
                                                           ==============  =============  =============  =============

                                                                                              AIM
                                                           ----------------------------- -------------

                                                                Core       Real Estate      Premier
                                                                Bond       Securities       Equity
                                                                Fund          Fund           Fund
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                         8,621          1,567           (504)
  Net realized gain (loss)                                         2,378            136         (7,796)
  Change in unrealized appreciation (depreciation)                   947         10,815         17,449
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   11,946         12,518          9,149
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (125)          (151)           (53)
  Payments received from contract owners                               -              -          1,450
  Transfers between sub-accounts (including fixed
   account), net                                                   6,619             30         (9,852)
  Transfers for contract benefits and terminations                   (11)           (12)          (429)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  6,483           (133)        (8,884)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         18,429         12,385            265
Net assets at beginning of period                                251,948         35,145         49,629
                                                           -------------  -------------  -------------
Net assets at end of period                                      270,377         47,530         49,894
                                                           =============  =============  =============

(f) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                               AIM
                                                           ------------------------------------------------------------

                                                               Premier        Capital        Capital     International
                                                               Equity       Appreciation   Appreciation     Growth
                                                               Fund B           Fund          Fund B         Fund
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $          (24)          (859)             -           (222)
  Net realized gain (loss)                                            195        (11,415)            (5)          (219)
  Change in unrealized appreciation (depreciation)                    546         27,320             20          7,606
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                       717         15,046             15          7,165
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (194)           (55)           (93)           (55)
  Payments received from contract owners                            6,000          4,250              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                    2,000        (12,796)             -          4,028
  Transfers for contract benefits and terminations                 (2,737)          (359)            (1)           (11)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                   5,069         (8,960)           (94)         3,962
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                           5,786          6,086            (79)        11,127
Net assets at beginning of period                                     173         63,081             79         23,186
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $        5,959         69,167              -         34,313
                                                           ==============  =============  =============  =============

                                                                                    Alliance
                                                           -------------- ----------------------------

                                                           International     Premier        Premier
                                                              Growth         Growth         Growth
                                                              Fund B        Portfolio     Portfolio B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                             -         (1,322)        (2,002)
  Net realized gain (loss)                                           (10)          (846)         1,959
  Change in unrealized appreciation (depreciation)                    19         21,721         27,268
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        9         19,553         27,225
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions              (89)           (50)           (67)
  Payments received from contract owners                               -          8,383        278,847
  Transfers between sub-accounts (including fixed
   account), net                                                       -            637         45,314
  Transfers for contract benefits and terminations                    (2)             -         (1,615)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                    (91)         8,970        322,479
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                            (82)        28,523        349,704
Net assets at beginning of period                                     82         78,752          9,130
                                                           -------------  -------------  -------------
Net assets at end of period                                            -        107,275        358,834
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                     Alliance
                                                           -----------------------------------------------------------
                                                              Berstein       Bernstein      Bernstein
                                                             Real Estate    Real Estate       Small        Bernstein
                                                             Investment     Investment         Cap           Value
                                                              Portfolio     Portfolio B    Portfolio B    Portfolio B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $          392           (506)             1              1
  Net realized gain (loss)                                            243            855             26             (1)
  Change in unrealized appreciation (depreciation)                  9,604         23,945             (5)            12
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    10,239         24,294             22             12
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (150)          (132)          (124)           (97)
  Payments received from contract owners                            2,506        134,794              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   (2,090)        17,300              -              -
  Transfers for contract benefits and terminations                      -         (1,188)             -             (1)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                     266        150,774           (124)           (98)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                          10,505        175,068           (102)           (86)
Net assets at beginning of period                                  27,339          5,547            102             86
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $       37,844        180,615              -              -
                                                           ==============  =============  =============  =============

                                                              Liberty             Goldman Sachs
                                                           -------------  ----------------------------
                                                              Newport         Growth
                                                            Tiger Fund,         &        International
                                                             Variable         Income        Equity
                                                              Series           Fund          Fund
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                             -              -              -
  Net realized gain (loss)                                           (12)            (9)           (22)
  Change in unrealized appreciation (depreciation)                    28             17             32
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                       16              8             10
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions              (87)           (90)           (77)
  Payments received from contract owners                               -              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                       -              -              -
  Transfers for contract benefits and terminations                     -             (1)            (1)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                    (87)           (91)           (78)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                            (71)           (83)           (68)
Net assets at beginning of period                                     71             83             68
                                                           -------------  -------------  -------------
Net assets at end of period                                            -              -              -
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                            Scudder II                     Scudder I
                                                           --------------------------------------------  -------------
                                                                Small         Dreman
                                                                 Cap         Small Cap      Government
                                                               Growth          Value        Securities   International
                                                              Portfolio      Portfolio      Portfolio     Portfolio B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -           (174)             3            (52)
  Net realized gain (loss)                                            (29)         1,027              5            (16)
  Change in unrealized appreciation (depreciation)                     44         19,152             (9)         1,460
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        15         20,005             (1)         1,392
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions               (69)          (126)          (109)           (68)
  Payments received from contract owners                                -              -              -            378
  Transfers between sub-accounts (including fixed
   account), net                                                        -              -              -            356
  Transfers for contract benefits and terminations                     (1)            (7)             -              -
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                     (70)          (133)          (109)           666
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                             (55)        19,872           (110)         2,058
Net assets at beginning of period                                      55         49,979            110          4,844
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -         69,851              -          6,902
                                                           ==============  =============  =============  =============

                                                                               MFS
                                                           -------------------------------------------

                                                                                           Investors
                                                              Research       Research        Trust
                                                               Series        Series B       Series
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                          (471)           (96)           (72)
  Net realized gain (loss)                                        (1,013)         1,605            (33)
  Change in unrealized appreciation (depreciation)                15,365            189          1,950
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                   13,881          1,698          1,845
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions              (58)           (71)           (71)
  Payments received from contract owners                           3,949              -          1,992
  Transfers between sub-accounts (including fixed
   account), net                                                     220          1,004          1,100
  Transfers for contract benefits and terminations                     -              -              -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  4,111            933          3,021
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         17,992          2,631          4,866
Net assets at beginning of period                                 55,762          8,902          6,498
                                                           -------------  -------------  -------------
Net assets at end of period                                       73,754         11,533         11,364
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                              MFS
                                                           ------------------------------------------------------------

                                                              Investors       Emerging       Emerging         High
                                                                Trust          Growth         Growth         Income
                                                              Series B         Series        Series B        Series
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            -           (338)           (65)           223
  Net realized gain (loss)                                            (23)          (243)            10            (28)
  Change in unrealized appreciation (depreciation)                     30          6,690          1,016          1,094
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                         7          6,109            961          1,289
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions               (76)           (42)           (64)          (101)
  Payments received from contract owners                                -          2,647         10,000          1,778
  Transfers between sub-accounts (including fixed
   account), net                                                        -             54              6           (289)
  Transfers for contract benefits and terminations                      -              -              -              -
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                     (76)         2,659          9,942          1,388
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                             (69)         8,768         10,903          2,677
Net assets at beginning of period                                      69         19,151             53          7,089
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -         27,919         10,956          9,766
                                                           ==============  =============  =============  =============

                                                           --------------------------------------------

                                                                High        Strategic           New
                                                               Income        Income          Discovery
                                                              Series B      Series B         Series B
                                                           -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                        (1,719)          (103)          (1,342)
  Net realized gain (loss)                                           369             (8)           1,229
  Change in unrealized appreciation (depreciation)                21,765          2,033           24,767
                                                           -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                                   20,415          1,922           24,654
                                                           -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -                -
  First MetLife Investors Insurance Company redemptions             (105)          (112)             (80)
  Payments received from contract owners                         283,903         47,626          157,001
  Transfers between sub-accounts (including fixed
   account), net                                                  22,819          8,415           25,620
  Transfers for contract benefits and terminations                (2,932)          (964)          (1,024)
                                                           -------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                303,685         54,965          181,517
                                                           -------------  -------------    -------------
    Net increase (decrease) in net assets                        324,100         56,887          206,171
Net assets at beginning of period                                  2,718          2,684           13,353
                                                           -------------  -------------    -------------
Net assets at end of period                                      326,818         59,571          219,524
                                                           =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                             Oppenheimer
                                                           --------------  -----------------------------
                                                                              Growth &       Growth &
                                                                Bond           Income         Income
                                                                Fund            Fund          Fund B
                                                           --------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $        1,084            421            (80)
  Net realized gain (loss)                                              3         (1,353)             9
  Change in unrealized appreciation (depreciation)                    325         17,051          2,944
                                                           --------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                     1,412         16,119          2,873
                                                           --------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -
  First MetLife Investors Insurance Company redemptions              (122)           (90)           (92)
  Payments received from contract owners                            4,883          7,987              -
  Transfers between sub-accounts (including fixed
   account), net                                                   (1,512)        (1,804)        21,064
  Transfers for contract benefits and terminations                     (7)             -              -
                                                           --------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                   3,242          6,093         20,972
                                                           --------------  -------------  -------------
    Net increase (decrease) in net assets                           4,654         22,212         23,845
Net assets at beginning of period                                  25,789         57,262             74
                                                           --------------  -------------  -------------
Net assets at end of period                                $       30,443         79,474         23,919
                                                           ==============  =============  =============

                                                                       Putnam
                                                           -----------------------------------------------------------
                                                                                                        International
                                                               Equity         Vista          Vista         Equity
                                                            Income B (e)      Fund           Fund B         Fund
                                                           -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           (69)        (3,918)             -           (176)
  Net realized gain (loss)                                           115         (3,722)           (30)          (356)
  Change in unrealized appreciation (depreciation)                 5,849         87,489             43         15,845
                                                           -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    5,895         79,849             13         15,313
                                                           -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -              -
  First MetLife Investors Insurance Company redemptions              (16)             -            (68)           (64)
  Payments received from contract owners                               -         27,705              -          5,509
  Transfers between sub-accounts (including fixed
   account), net                                                  47,040          3,506              -          1,435
  Transfers for contract benefits and terminations                  (900)             -             (1)             -
                                                           -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 46,124         31,211            (69)         6,880
                                                           -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         52,019        111,060            (56)        22,193
Net assets at beginning of period                                      -        216,112             56         46,879
                                                           -------------  -------------  -------------  -------------
Net assets at end of period                                       52,019        327,172              -         69,072
                                                           =============  =============  =============  =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                              Putnam
                                                           --------------------------------------------  --------------
                                                                           International
                                                            International       New            New          Foreign
                                                               Equity      Opportunities      Value        Securities
                                                               Fund B         Fund B          Fund B          Fund
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (109)             -              1            250
  Net realized gain (loss)                                          1,016            (18)           (11)          (407)
  Change in unrealized appreciation (depreciation)                  4,288             28             21         14,706
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                     5,195             10             11         14,549
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions               (76)           (80)           (91)           (79)
  Payments received from contract owners                              378              -              -          3,696
  Transfers between sub-accounts (including fixed
   account), net                                                    4,777              -              -            904
  Transfers for contract benefits and terminations                   (125)            (1)             -              -
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                   4,954            (81)           (91)         4,521
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                          10,149            (71)           (80)        19,070
Net assets at beginning of period                                  14,800             71             80         40,560
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $       24,949              -              -         59,630
                                                           ==============  =============  =============  =============

                                                                      Templeton
                                                           --------------------------------------------
                                                                            Developing     Developing
                                                              Foreign        Markets        Markets
                                                             Securities     Securities     Securities
                                                               Fund B          Fund          Fund B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                           (63)            (5)          (113)
  Net realized gain (loss)                                           153            168            460
  Change in unrealized appreciation (depreciation)                 5,614         16,023          6,412
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    5,704         16,186          6,759
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (194)           (90)          (115)
  Payments received from contract owners                          17,367          2,937         20,895
  Transfers between sub-accounts (including fixed
   account), net                                                  22,393             64         18,069
  Transfers for contract benefits and terminations                     -             (1)             -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 39,566          2,910         38,849
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                         45,270         19,096         45,608
Net assets at beginning of period                                  8,990         27,873          4,002
                                                           -------------  -------------  -------------
Net assets at end of period                                       54,260         46,969         49,610
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                            Templeton
                                                           ------------------------------------------------------------
                                                              Franklin     Franklin Large     Mutual         Global
                                                               Small         Cap Growth       Shares         Income
                                                                Cap          Securities     Securities     Securities
                                                               Fund B          Fund B         Fund B         Fund B
                                                           --------------  -------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (238)          (133)          (133)            11
  Net realized gain (loss)                                            (60)        (2,287)         1,170             23
  Change in unrealized appreciation (depreciation)                  6,092          5,671          3,901            (23)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                     5,794          3,251          4,938             11
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions               (80)          (187)          (207)          (134)
  Payments received from contract owners                           17,630              -         13,920              -
  Transfers between sub-accounts (including fixed
   account), net                                                   16,585         (8,335)           903              -
  Transfers for contract benefits and terminations                    (16)          (484)           (41)            (2)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  34,119         (9,006)        14,575           (136)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                          39,913         (5,755)        19,513           (125)
Net assets at beginning of period                                   4,804         24,349         15,304            125
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $       44,717         18,594         34,817              -
                                                           ==============  =============  =============  =============

                                                                                    Fidelity
                                                           -------------- ----------------------------

                                                               Growth        Equity-
                                                             Securities      Income         Growth
                                                               Fund B      Portfolio B    Portfolio B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                             1              1           (280)
  Net realized gain (loss)                                           (30)           (14)            19
  Change in unrealized appreciation (depreciation)                    43             24          5,971
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                       14             11          5,710
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions              (90)           (88)           (73)
  Payments received from contract owners                               -              -         37,630
  Transfers between sub-accounts (including fixed
   account), net                                                       -              -         23,758
  Transfers for contract benefits and terminations                    (2)             -              -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                    (92)           (88)        61,315
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                            (78)           (77)        67,025
Net assets at beginning of period                                     78             77          6,558
                                                           -------------  -------------  -------------
Net assets at end of period                                            -              -         73,583
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                              Fidelity                   American Century
                                                           --------------  -------------------------------------------

                                                                High          Income &
                                                               Income          Growth     International      Value
                                                             Portfolio B        Fund          Fund           Fund
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $            7           (112)             1            (26)
  Net realized gain (loss)                                            (10)            (2)           (29)           (23)
  Change in unrealized appreciation (depreciation)                     16          5,732             35          1,636
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                        13          5,618              7          1,587
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (104)           (83)           (70)          (105)
  Payments received from contract owners                                -            420              -            420
  Transfers between sub-accounts (including fixed
   account), net                                                        -         14,012              -             16
  Transfers for contract benefits and terminations                      -            (12)            (1)            (1)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                    (104)        14,337            (71)           330
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                             (91)        19,955            (64)         1,917
Net assets at beginning of period                                      91          9,077             64          5,616
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $            -         29,032              -          7,533
                                                           ==============  =============  =============  =============

                                                                              MetLife
                                                           --------------------------------------------

                                                               Stock         Putnam        Met/Putnam
                                                               Index      International      Voyager
                                                            Portfolio B    Stock B (e)   Portfolio B (e)
                                                           -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       (10,287)        (1,922)              -
  Net realized gain (loss)                                         1,590          1,914              18
  Change in unrealized appreciation (depreciation)               209,648         47,118               -
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                                  200,951         47,110              18
                                                           -------------  -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -               -
  First MetLife Investors Insurance Company redemptions             (488)           (21)            (17)
  Payments received from contract owners                       2,163,053        289,217               -
  Transfers between sub-accounts (including fixed
   account), net                                                 532,017         18,804               -
  Transfers for contract benefits and terminations                (3,800)        (2,476)             (1)
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets from contract
     transactions                                              2,690,782        305,524             (18)
                                                           -------------  -------------   -------------
    Net increase (decrease) in net assets                      2,891,733        352,634               -
Net assets at beginning of period                                  8,845              -               -
                                                           -------------  -------------   -------------
Net assets at end of period                                    2,900,578        352,634               -
                                                           =============  =============   =============

(e) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                            MetLife
                                                           ------------------------------------------------------------
                                                                                                             Harris
                                                              SSR Money         MFS           Davis         Oakmark
                                                               Market         Research       Venture        Focused
                                                            Portfolio (g)   Series B (e)   Value Fund E   Value Fund B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (858)             -        (37,275)       (29,769)
  Net realized gain (loss)                                              -              9          2,978            491
  Change in unrealized appreciation (depreciation)                      -              -        844,043        689,688
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                      (858)             9        809,746        660,410
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions                 -             (9)          (608)          (555)
  Payments received from contract owners                                -              -      6,507,729      5,204,665
  Transfers between sub-accounts (including fixed
   account), net                                                  170,441              -      1,387,539      1,279,136
  Transfers for contract benefits and terminations                      -              -        (21,349)       (22,133)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                 170,441             (9)     7,873,311      6,461,113
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                         169,583              -      8,683,057      7,121,523
Net assets at beginning of period                                       -              -         16,108         56,911
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $      169,583              -      8,699,165      7,178,434
                                                           ==============  =============  =============  =============

                                                           --------------------------------------------
                                                                               MFS            MFS
                                                             Jennison         Total        Investors
                                                              Growth          Return         Trust
                                                            Portfolio B      Series B      Series B
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       (19,021)           (80)        (2,238)
  Net realized gain (loss)                                         1,336             14          1,333
  Change in unrealized appreciation (depreciation)               308,064          1,475         34,720
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                  290,379          1,409         33,815
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions             (508)          (206)          (198)
  Payments received from contract owners                       3,344,670          7,400        313,948
  Transfers between sub-accounts (including fixed
   account), net                                                 818,608          6,870         50,109
  Transfers for contract benefits and terminations               (16,336)            (8)        (3,413)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                              4,146,434         14,056        360,446
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                      4,436,813         15,465        394,261
Net assets at beginning of period                                  7,806          2,734          4,986
                                                           -------------  -------------  -------------
Net assets at end of period                                    4,444,619         18,199        399,247
                                                           =============  =============  =============

(e) For the period from May 1, 2003 to December 31, 2003.
(g) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                               MetLife                       Dreyfus
                                                           --------------  -------------------------------------------
                                                               Capital
                                                              Guardian        Capital      Disciplined       Stock
                                                             U.S. Equity    Appreciation      Stock          Index
                                                              Series B      Portfolio B    Portfolio B       Fund B
                                                           --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (550)           (40)             -              -
  Net realized gain (loss)                                             51             (7)           (23)           (21)
  Change in unrealized appreciation (depreciation)                 17,916          4,379             31             31
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    17,417          4,332              8             10
                                                           --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                    -              -              -              -
  First MetLife Investors Insurance Company redemptions              (214)           (81)           (75)           (79)
  Payments received from contract owners                           14,080            420              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   12,853          1,893              -              -
  Transfers for contract benefits and terminations                    (15)            (7)            (1)             -
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  26,704          2,225            (76)           (79)
                                                           --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                          44,121          6,557            (68)           (69)
Net assets at beginning of period                                  37,880         21,576             68             69
                                                           --------------  -------------  -------------  -------------
Net assets at end of period                                $       82,001         28,133              -              -
                                                           ==============  =============  =============  =============

                                                                      INVESCO                PIMCO
                                                           ----------------------------  -------------

                                                                              High           High
                                                              Dynamics        Yield          Yield
                                                                Fund          Fund         Portfolio
                                                           -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                          (181)             -            462
  Net realized gain (loss)                                           629            (24)         1,363
  Change in unrealized appreciation (depreciation)                 3,443             35           (228)
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                    3,891             11          1,597
                                                           -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                   -              -              -
  First MetLife Investors Insurance Company redemptions              (70)           (91)          (109)
  Payments received from contract owners                             420              -              -
  Transfers between sub-accounts (including fixed
   account), net                                                   1,445              -            802
  Transfers for contract benefits and terminations                     -             (1)             -
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  1,795            (92)           693
                                                           -------------  -------------  -------------
    Net increase (decrease) in net assets                          5,686            (81)         2,290
Net assets at beginning of period                                 10,160             81          8,043
                                                           -------------  -------------  -------------
Net assets at end of period                                       15,846              -         10,333
                                                           =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                             PIMCO
                                                         --------------------------------------------
                                                                           StocksPLUS
                                                               Low          Growth &        Total
                                                            Duration         Income        Return
                                                            Portfolio      Portfolio      Portfolio        Total
                                                         --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                               $            8             29              2       (107,784)
  Net realized gain (loss)                                           34             14              4        126,931
  Change in unrealized appreciation (depreciation)                   15            973             (4)     8,447,960
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                                      57          1,016              2      8,467,107
                                                         --------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company payments                  -              -              -              3
  First MetLife Investors Insurance Company redemptions            (110)           (84)          (114)       (18,521)
  Payments received from contract owners                          5,000              -              -     86,001,887
  Transfers between sub-accounts (including fixed
   account), net                                                 15,664              5              -     19,857,089
  Transfers for contract benefits and terminations                    -             (9)            (2)    (1,933,957)
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                       20,554            (88)          (116)   103,906,501
                                                         --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                        20,611            928           (114)   112,373,608
Net assets at beginning of period                                 5,193          3,571            114      4,495,311
                                                         --------------  -------------  -------------  -------------
Net assets at end of period                              $       25,804          4,499              -    116,868,919
                                                         ==============  =============  =============  =============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION:
   First MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First MetLife Investors Insurance Company
   (FMLI) and exists in accordance with the regulations of the New York Department of Insurance. FMLI is an independent wholly owned subsidiary of Metropolitan Life Insurance Company (Metropolitan Life). The Separate Account is a funding vehicle for variable annuity contracts issued by FMLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of twelve investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FMLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from FMLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business FMLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2004:
                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Met/Putnam Capital Opportunities A
                  Met/Putnam Capital Opportunities B
                  Oppenheimer Capital Appreciation Portfolio A
                  Oppenheimer Capital Appreciation Portfolio B
                  Money Market Portfolio B
                  Janus Aggressive Growth Portfolio A
                  Janus Aggressive Growth Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  PIMCO Total Return Bond Portfolio A
                  PIMCO Total Return Bond Portfolio B
                  PIMCO PEA Innovation Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio A
                  T Rowe Price Mid Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  AIM Mid Cap Core Equity Portfolio B
                  AIM Small Cap Growth Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  Lord Abbett America's Value Portfolio B
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid-Cap Value Portfolio B
                  Defensive Strategy Fund of Fund B
                  Moderate Strategy Fund of Fund B
                  Balance Strategy Fund of Fund B
                  Growth Strategy Fund of Fund B
                  Aggressive Strategy Fund of Fund B
                 Russell Insurance Funds (Russell):
                   Multi-Style Equity Fund
                   Aggressive Equity Fund
                   Non-U.S. Fund
                   Core Bond Fund
                   Real Estate Securities Fund
                 AIM Variable Insurance Funds (AIM):
                   Capital Appreciation Fund
                   Capital Appreciation Fund B
                   International Growth Fund
                   International Growth Fund B
                 Alliance Variable Products (Alliance):
                   Bernstein Real Estate Investment Portfolio
                   Bernstein Real Estate Investment Portfolio B
                 Scudder Variable Series II (Scudder II):
                   Small Cap Growth Portfolio
                   Dreman Small Cap Value Portfolio
                   Government Securities Portfolio
                 MFS Variable Insurance Trust (MFS):
                   Investors Trust Series
                   Investors Trust Series B
                   High Income Series
                   High Income Series B
                   New Discovery Series B
                 Metropolitan Life Series Funds, Inc. (MetLife):
                   Stock Index Portfolio B
                   Putnam International Stock B
                   Met/Putnam Voyager Portfolio B
                   SSR Bond Income Portfolio
                   SSR Money Market Portfolio B
                   MFS Research Series B
                   Davis Venture Value Fund E
                   Harris Oakmark Focused Value Fund B
                   Jennison Growth Portfolio B
                   MFS Total Return Series B
                   MFS Investors Trust Series B
                   Capital Guardian U.S. Equity Series A

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

   The following sub-accounts were available for investment as of December 31, 2004, continued:
          Metropolitan Life Series Funds, Inc. (MetLife), (continued):
            Capital Guardian U.S. Equity Series B
            Salomon Bros Strategic Bond Portfolio B
            T Rowe Price Small Cap Portfolio B
            T Rowe Price Large Cap Portfolio A
            T Rowe Price Large Cap Portfolio B
            Franklin Templeton Small Cap Growth B
            SSR Aurora B
          Putnam Variable Trust (Putnam):
            Growth & Income Fund
            Growth & Income Fund B
            Equity Income B
            Vista Fund
            Vista Fund B
            International Equity Fund
            International Equity Fund B
            Franklin Templeton Var. Products Series Fund (Templeton):
              Foreign Securities Fund
              Foreign Securities Fund B
              Developing Markets Securities Fund
              Developing Markets Securities Fund B
              Growth Securities Fund B
            Fidelity Variable Insurance Products Fund (Fidelity):
              Equity-Income Portfolio B
              Growth Portfolio B
              High Income Portfolio B
            Dreyfus Variable Investment Fund (Dreyfus):
              Stock Index Fund B
            PIMCO Variable Trust (PIMCO):
              High Yield Portfolio
              Low Duration Portfolio
              StocksPLUS Growth & Income Portfolio
              Total Return Portfolio
  During 2004, the following subaccounts changed names:
    Met Investors Series Trust - JP Morgan Small Cap Stock Portfolio to
     Met/Putnam Capital Opportunities Portfolio A
    Met Investors Series Trust - PIMCO Innovation Portfolio to PIMCO PEA
     Innovation Portfolio
    Met Investors Series Trust - PIMCO Money Market Portfolio to Money
     Market Portfolio
    Putnam Variable Trust - International Growth Fund to International
     Equity Fund

  During 2003, the following subaccounts changed names:
    Met Investors Series Trust - JP Morgan Small Cap Stock Portfolio B to
     Met/Putnam Capital Opportunities Portfolio B
    Met Investors Series Trust - MFS Mid Cap Growth Portfolio to T Rowe
     Price Mid Cap Growth Portfolio
    Met Investors Series Trust - SSR Concentrated International Portfolio to
     Harris Oakmark International Portfolio B
    Putnam Series - International Growth Fund B to International Equity Fund
     B
    New England Zenith Funds - Davis Venture Value Fund E to Metropolitan
     Life Series Funds, Inc. - Davis Venture Value Fund E
    New England Zenith Funds - Harris Oakmark Focused Value Fund to
     Metropolitan Life Series Funds, Inc. - Harris Oakmark Focused Value
     Fund B
    New England Zenith Funds - Jennison Growth Portfolio to Metropolitan
     Life Series Funds, Inc. - Jennison Growth Portfolio B
    New England Zenith Funds - MFS Total Return Series B to Metropolitan
     Life Series Funds, Inc. - MFS Total Return Series B
    New England Zenith Funds - MFS Investors Trust Series B to Metropolitan
     Life Series Funds, Inc. - MFS Investors Trust Series B
    New England Zenith Funds - Capital Guardian U.S. Equity Series B to
     Metropolitan Life Series Funds, Inc. - Capital Guardian U.S. Equity
     Series B

   The following sub-accounts ceased operations during the years ended December 31, 2004 and 2003:
        Year Ended December 31, 2004:            Date Ceased Operations
        -----------------------------            ----------------------
          JP Morgan Quality Bond Portfolio       November 19, 2004
          JP Morgan Quality Bond Portfolio B     November 19, 2004
          JP Morgan Select Equity Portfolio      November 19, 2004
          JP Morgan Select Equity Portfolio B    November 19, 2004
          Met/Putnam Research Portfolio B        November 19, 2004
          AIM Premier Equity Fund                April 30, 2004
          AIM Premier Equity Fund B              April 30, 2004
          Alliance Premier Growth Portfolio      April 30, 2004
          Alliance Premier Growth Portfolio B    April 30, 2004

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

Year Ended December 31, 2004, continued:                  Date Ceased Operations
----------------------------------------                  ----------------------
 Alliance Bernstein Small Cap Portfolio B                 April 30, 2004
 Alliance Bernstein Value Portfolio B                     April 30, 2004
 Liberty Newport Tiger Fund, Variable Series              April 30, 2004
 Goldman Sachs Growth & Income Fund                       April 30, 2004
 Goldman Sachs International Equity Fund                  April 30, 2004
 Scudder I International Portfolio B                      April 30, 2004
 MFS Research Series                                      April 30, 2004
 MFS Research Series B                                    April 30, 2004
 MFS Emerging Growth Series                               April 30, 2004
 MFS Emerging Growth Series B                             April 30, 2004
 MFS Strategic Income Series B                            April 30, 2004
 Oppenheimer Bond Fund                                    April 30, 2004
 Putnam International New Opportunities B                 April 30, 2004
 Putnam New Value Fund B                                  April 30, 2004
 Templeton Franklin Small Cap Fund B                      April 30, 2004
 Templeton Franklin Large Cap Growth Securities Fund B    April 30, 2004
 Templeton Franklin Mutual Shares Securities Fund B       April 30, 2004
 Templeton Global Income Securities Fund B                April 30, 2004
 American Century Income & Growth Fund                    April 30, 2004
 American Century International Fund                      April 30, 2004
 American Century Value Fund                              April 30, 2004
 Dreyfus Capital Appreciation Portfolio B                 April 30, 2004
 Dreyfus Disciplined Stock Portfolio B                    April 30, 2004
 INVESCO Dynamics Fund                                    April 30, 2004
 INVESCO High Yield Fund                                  April 30, 2004

Year Ended December 31, 2003:
-----------------------------
 Met Investors Lord Abbett Developing Growth Portfolio    April 25, 2003
 Met Investors Lord Abbett Developing Growth Portfolio B  April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio         April 25, 2003
 Met Investors JP Morgan Enhanced Index Portfolio B       April 25, 2003
 Met Investors JP Morgan International Equity Portfolio   April 25, 2003
 Met Investors JP Morgan International Equity Portfolio B April 25, 2003
 GACC Money Market Fund                                   April 25, 2003

   The following subaccounts began operations during the years ended December 31, 2004:

Year Ended December 31, 2004:                               Date Began Operations
-----------------------------                               ---------------------
 Met Investors Oppenheimer Capital Appreciation Portfolio A May 3, 2004
 Met Investors Janus Aggressive Growth Portfolio A          May 3, 2004
 Met Investors PIMCO Total Return Bond Portfolio A          May 3, 2004
 Met Investors T Rowe Price Mid Cap Growth Portfolio A      May 3, 2004
 Met Investors Neuberger Berman Real Estate Portfolio B     May 3, 2004
 Met Investors Turner Mid-Cap Growth Portfolio B            May 3, 2004
 Met Investors Goldman Sachs Mid-Cap Value Portfolio B      May 3, 2004

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

Year Ended December 31, 2004, continued:                  Date Began Operations
----------------------------------------                  ---------------------
 Met Investors Defensive Strategy Fund of Fund B          November 22, 2004
 Met Investors Moderate Strategy Fund of Fund B           November 22, 2004
 Met Investors Balance Strategy Fund of Fund B            November 22, 2004
 Met Investors Growth Strategy Fund of Fund B             November 22, 2004
 Met Investors Aggressive Strategy Fund of Fund B         November 22, 2004
 MetLife SSR Bond Income Portfolio                        May 3, 2004
 MetLife Capital Guardian U.S. Equity A                   November 22, 2004
 MetLife Salomon Brothers Strategic Bond Class B          May 3, 2004
 MetLife T Rowe Price Small Cap Portfolio B               May 3, 2004
 MetLife T Rowe Price Large Cap Portfolio A               May 3, 2004
 MetLife T Rowe Price Large Cap Portfolio B               May 3, 2004
 MetLife Franklin Templeton Small Cap Growth B            May 3, 2004
 MetLife SSR Aurora Portfolio B                           May 3, 2004

Year Ended December 31, 2003:
-----------------------------
 Met Investors MFS Research International Portfolio       April 25, 2003
 Met Investors PIMCO Inflation Protected Bond Portfolio B May 1, 2003
 Met Investors Lord Abbett America's Value Portfolio B    May 1, 2003
 Putnam Equity Income B                                   May 1, 2003
 MetLife Putnam International Stock B                     May 1, 2003
 MetLife Met/Putnam Voyager Portfolio B                   May 1, 2003
 MetLife SSR Money Market Portfolio                       April 25, 2003
 MetLife MFS Research Series B                            May 1, 2003

(2) SIGNIFICANT ACCOUNTING POLICIES:

  (A) INVESTMENT VALUATION:
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS:
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES:
      The operations of the Separate Account sub-accounts are included in the federal income tax return of FMLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FMLI believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Therefore, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

  (D) ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(3) SEPARATE ACCOUNT EXPENSES:
   For variable annuity contracts, FMLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 1.85%. This charge varies according to the product specifications.

(4) CONTRACT FEES:
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, FMLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. FMLI deducted surrender fees of $15,148 from the Separate Account during the period ended December 31, 2004.

   For variable annuity contracts with a sales charge, FMLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment, as follows:

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000               5.75%
                 $50,000 - $99,999.99            4.50%
                 $100,000 - $249,999.99          3.50%
                 $250,000 - $499,999.99          2.50%
                 $500,000 - $999,999.99          2.00%
                 $1,000,000 or more              1.00%

   FMLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, FMLI may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2004, FMLI deducted contract maintenance and transfer fees of approximately $87,493 from the Separate Account.

   Currently, FMLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. FMLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) COST BASIS OF INVESTMENTS
   The following table presents the cost basis of each sub-account's investment as of December 31, 2004:

    Met Investors Lord Abbett Growth & Income Portfolio        $    819,426
    Met Investors Lord Abbett Growth & Income Portfolio B        28,132,432
    Met Investors Lord Abbett Bond Debenture Portfolio              142,256
    Met Investors Lord Abbett Bond Debenture Portfolio B         23,154,531
    Met Investors Lord Abbett Mid-Cap Value Portfolio               189,626
    Met Investors Lord Abbett Mid-Cap Value Portfolio B             738,046
    Met Investors Met/Putnam Capital Opportunities A                115,926
    Met Investors Met/Putnam Capital Opportunities B                 18,494
    Met Investors Oppenheimer Capital Appreciation Portfolio A       93,115
    Met Investors Oppenheimer Capital Appreciation Portfolio B   19,986,605
    Met Investors Money Market Portfolio B                        3,432,440
    Met Investors Janus Aggressive Growth Portfolio A               122,279
    Met Investors Janus Aggressive Growth Portfolio B            10,464,962
    Met Investors Lord Abbett Growth Opportunity Portfolio           88,448
    Met Investors Lord Abbett Growth Opportunity Portfolio B         92,084
    Met Investors PIMCO Total Return Bond Portfolio A                11,806
    Met Investors PIMCO Total Return Bond Portfolio B            17,588,393
    Met Investors PIMCO PEA Innovation Portfolio B                2,615,565
    Met Investors T Rowe Price Mid Cap Growth Portfolio A            10,208
    Met Investors T Rowe Price Mid Cap Growth Portfolio B         6,409,356
    Met Investors MFS Research International Portfolio              108,492
    Met Investors MFS Research International Portfolio B         10,811,373
    Met Investors AIM Mid Cap Core Equity Portfolio B             5,516,405
    Met Investors AIM Small Cap Growth Portfolio B               10,660,177
    Met Investors Harris Oakmark International Portfolio B       16,611,744
    Met Investors Third Avenue Small Cap Value Portfolio B       14,498,914
    Met Investors PIMCO Inflation Protected Bond Portfolio B     23,954,364
    Met Investors Lord Abbett America's Value Portfolio B            51,327
    Met Investors Nueberger Berman Real Estate Portfolio B        4,569,679
    Met Investors Turner Mid-Cap Growth Portfolio B               3,765,856
    Met Investors Goldman Sachs Mid-Cap Value Portfolio B         4,727,661
    Met Investors Defensive Strategy Fund of Fund B               2,754,619
    Met Investors Moderate Strategy Fund of Fund B               10,391,620
    Met Investors Balance Strategy Fund of Fund B                15,618,151
    Met Investors Growth Strategy Fund of Fund B                 33,711,614
    Met Investors Aggressive Strategy Fund of Fund B              2,401,984
    Russell Multi-Style Equity Fund                                 164,405
    Russell Aggressive Equity Fund                                   27,223
    Russell Non-US Fund                                              30,162
    Russell Core Bond Fund                                          272,119
    Russell Real Estate Securites Fund                               40,542
    AIM Capital Appreciation Fund                                    73,605
    AIM Capital Appreciation Fund B                                       -
    AIM International Growth Fund                                    36,597
    AIM International Growth Fund B                                       -
    Alliance Bernstein Real Estate Investment Portfolio              32,446
    Alliance Bernstein Real Estate Investment Portfolio B           199,031
    Scudder II Small Cap Growth Portfolio                                 -

          Scudder II Dreman Small Cap Value Portfolio     $     47,816
          Scudder II Government Securities Portfolio                 -
          MFS Investors Trust Series                             3,626
          MFS Investors Trust Series B                               -
          MFS High Income Series                                 3,813
          MFS High Income Series B                             375,260
          MFS New Discovery Series B                           301,954
          Oppenheimer Bond Fund                                      -
          Putnam Growth & Income Fund                           85,890
          Putnam Growth & Income Fund B                         27,100
          Putnam Equity Income B                                51,754
          Putnam Vista Fund                                    582,926
          Putnam Vista Fund B                                        -
          Puntam International Equity Fund                      87,950
          Putnam International Equity Fund B                    15,169
          Templeton Foreign Securities Fund                     81,688
          Templeton Foreign Securities Fund B                  170,449
          Templeton Developing Markets Securities Fund          41,193
          Templeton Developing Markets Securities Fund B       158,318
          Templeton Growth Securities Fund B                         -
          Fidelity Equity-Income Portfolio B                    35,523
          Fidelity Growth Portfolio B                          334,459
          Fidelity High Income Portfolio B                           -
          MetLife Stock Index Portfolio B                    9,233,569
          MetLife Putnam International Stock B                 299,830
          MetLife Met/Putnam Voyager Portfolio B                 5,876
          MetLife SSR Bond Income Portfolio                     17,128
          MetLife SSR Money Market Portfolio B                 168,888
          MetLife MFS Research Series B                              -
          MetLife Davis Venture Value Fund E                30,677,801
          MetLife Harris Oakmark Focused Value Fund B       13,092,626
          MetLife Jennison Growth Portfolio B               11,623,241
          MetLife MFS Total Return Series B                     29,806
          MetLife MFS Investors Trust Series B                 388,171
          MetLife Capital Guardian U.S. Equity Series A        100,227
          MetLife Capital Guardian U.S. Equity Series B        298,487
          MetLife Salomon Bros Strategic Bond Portfolio B       67,356
          MetLife T Rowe Price Small Cap Portfolio B            85,876
          MetLife T Rowe Price Large Cap Portfolio A            30,307
          MetLife T Rowe Price Large Cap Portfolio B           170,493
          MetLife Franklin Templeton Small Cap Growth B          3,206
          MetLife SSR Aurora B                                  19,915
          Dreyfus Stock Index Fund B                                 -
          PIMCO High Yield Portfolio                            14,923
          PIMCO Low Duration Portfolio                          96,700
          PIMCO StocksPLUS Growth & Income Portfolio             3,766
          PIMCO Total Return Portfolio                               -
                                                          ------------
                                                          $344,089,188
                                                          ============

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING:
   Changes in units outstanding for the years ended December 31, 2003 and 2004 were as follows:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                                   Growth &     Growth &       Bond         Bond      Developing   Developing     Mid-Cap
                                    Income       Income      Debenture    Debenture     Growth       Growth        Value
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003        16,527        4,246       10,190        5,754        9,776          404       13,023
 Units Issued                           5,460      323,498            1    1,070,402        1,019            -          376
 Units Redeemed                        (1,773)     (23,980)      (1,236)    (204,788)     (10,795)        (404)        (289)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      20,214      303,954        8,955      871,368            -            -       13,110
 Units Issued                           2,688      601,716          260    1,307,368            -            -          724
 Units Redeemed                        (2,160)    (239,720)        (553)    (774,669)           -            -       (1,745)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      20,742      665,950        8,662    1,404,067            -            -       12,089
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                  Lord Abbett   JP Morgan    JP Morgan    Met/Putnam     Met/Putnam    JP Morgan    JP Morgan
                                    Mid-Cap      Quality      Quality       Capital        Capital      Select       Select
                                     Value        Bond         Bond      Opportunities  Opportunities   Equity       Equity
                                  Portfolio B   Portfolio   Portfolio B    Portfolio     Portfolio B   Portfolio   Portfolio B
                                  -----------  -----------  -----------  -------------  ------------- -----------  -----------
Unit Balance at January 1, 2003        11,133        5,921        2,506         7,077            235        8,189        1,925
 Units Issued                          17,294          209       39,676           246            821          518        1,191
 Units Redeemed                        (1,495)      (1,346)     (10,348)         (129)           (16)        (991)        (770)
                                  -----------  -----------  -----------   -----------    -----------  -----------  -----------
Unit Balance at December 31, 2003      26,932        4,784       31,834         7,194          1,040        7,716        2,346
 Units Issued                          14,202          239       11,057           349            386          113          103
 Units Redeemed                        (2,244)      (5,023)     (42,891)          (97)            (4)      (7,829)      (2,449)
                                  -----------  -----------  -----------   -----------    -----------  -----------  -----------
Unit Balance at December 31, 2004      38,890            -            -         7,446          1,422            -            -
                                  ===========  ===========  ===========   ===========    ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                   JP Morgan    JP Morgan       JP Morgan     JP Morgan                Oppenheimer  Oppenheimer
                                   Enhanced     Enhanced      International International Met/Putnam     Capital      Capital
                                     Index        Index          Equity        Equity      Research    Appreciation Appreciation
                                   Portfolio   Portfolio B      Portfolio    Portfolio B  Portfolio B   Portfolio   Portfolio B
                                  -----------  -----------    ------------- ------------- -----------  ------------ ------------
Unit Balance at January 1, 2003        14,146          200          12,533           319          233            -        3,238
 Units Issued                               -            -              13             -      148,432            -    1,146,457
 Units Redeemed                       (14,146)        (200)        (12,546)         (319)     (10,218)           -      (27,608)
                                  -----------  -----------     -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -            -               -             -      138,447            -    1,122,087
 Units Issued                               -            -               -             -      279,238        9,278    2,393,104
 Units Redeemed                             -            -               -             -     (417,685)         (14)  (1,073,030)
                                  -----------  -----------     -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -               -             -            -        9,264    2,442,161
                                  ===========  ===========     ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                                  Janus        Janus     Lord Abbett    Lord Abbett     PIMCO        PIMCO
                                     Money      Aggressive  Aggressive     Growth         Growth     Total Return Total Return
                                    Market        Growth      Growth     Opportunity    Opportunity      Bond         Bond
                                  Portfolio B   Portfolio   Portfolio B   Portfolio     Portfolio B   Portfolio   Portfolio B
                                  -----------  -----------  -----------  -----------    -----------  ------------ ------------
Unit Balance at January 1, 2003           915            -          707           10          1,832            -       51,163
 Units Issued                         874,009            -      655,694       11,828          6,368            -      833,963
 Units Redeemed                      (586,476)           -      (22,822)         (68)        (1,154)           -      (59,946)
                                  -----------  -----------  -----------  -----------    -----------  -----------  -----------
Unit Balance at December 31, 2003     288,448            -      633,579       11,770          7,046            -      825,180
 Units Issued                         930,652       14,594    1,436,340        1,182          4,417          973    1,404,390
 Units Redeemed                      (872,243)        (975)    (441,941)        (159)          (257)           -     (809,777)
                                  -----------  -----------  -----------  -----------    -----------  -----------  -----------
Unit Balance at December 31, 2004     346,857       13,619    1,627,978       12,793         11,206          973    1,419,793
                                  ===========  ===========  ===========  ===========    ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                     PIMCO     T Rowe Price T Rowe Price      MFS           MFS          AIM          AIM
                                      PEA        Mid Cap      Mid Cap      Research      Research      Mid Cap     Small Cap
                                  Innovation      Growth       Growth    International International Core Equity    Growth
                                  Portfolio B   Portfolio   Portfolio B    Portfolio    Portfolio B  Portfolio B  Portfolio B
                                  -----------  ------------ ------------ ------------- ------------- -----------  -----------
Unit Balance at January 1, 2003           109            -        1,388             -        12,429        1,585          692
 Units Issued                         109,561            -      862,705        10,160       248,983      274,503      273,253
 Units Redeemed                       (20,033)           -      (43,594)         (409)      (20,838)     (20,442)     (13,616)
                                  -----------  -----------  -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2003      89,637            -      820,499         9,751       240,574      255,646      260,329
 Units Issued                         796,681        2,570    1,028,591         1,257     1,243,488      472,222    1,076,405
 Units Redeemed                      (237,869)        (936)    (802,842)         (486)     (344,576)    (277,625)    (377,347)
                                  -----------  -----------  -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004     648,449        1,634    1,046,248        10,522     1,139,486      450,243      959,387
                                  ===========  ===========  ===========   ===========   ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ----------------------------------------------------------------------------------
                                     Harris     Third Avenue     PIMCO      Lord Abbett   Neuberger     Turner
                                     Oakmark     Small Cap     Inflation     America's     Berman      Mid -Cap
                                  International    Value     Protected Bond    Value     Real Estate    Growth
                                   Portfolio B  Portfolio B   Portfolio B   Portfolio B  Portfolio B  Portfolio B
                                  ------------- ------------ -------------- -----------  -----------  -----------
Unit Balance at January 1, 2003            227        2,119             -             -            -            -
 Units Issued                          488,038      509,867       787,592         2,946            -            -
 Units Redeemed                        (16,283)     (20,188)      (40,510)          (83)           -            -
                                   -----------  -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2003      471,982      491,798       747,082         2,863            -            -
 Units Issued                        1,304,819    1,043,349     2,002,760         1,719      577,779      498,587
 Units Redeemed                       (363,379)    (335,257)     (604,591)         (188)    (153,041)    (108,412)
                                   -----------  -----------   -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004    1,413,422    1,199,890     2,145,251         4,394      424,738      390,175
                                   ===========  ===========   ===========   ===========  ===========  ===========

                                  -----------
                                  Goldman Sachs
                                     Mid-Cap
                                      Value
                                   Portfolio B
                                  -------------
Unit Balance at January 1, 2003              -
 Units Issued                                -
 Units Redeemed                              -
                                   -----------
Unit Balance at December 31, 2003            -
 Units Issued                          596,666
 Units Redeemed                       (137,617)
                                   -----------
Unit Balance at December 31, 2004      459,049
                                   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                           Met Investors                               GACC         Russell
                                  ---------------------------------------------------------------  -----------    -----------
                                   Defensive     Moderate     Balance       Growth     Aggressive
                                   Strategy      Strategy     Strategy     Strategy     Strategy      Money       Multi-Style
                                    Fund of      Fund of      Fund of      Fund of      Fund of       Market        Equity
                                    Fund B        Fund B       Fund B       Fund B       Fund B        Fund          Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at January 1, 2003             -            -            -            -            -        4,683         29,748
 Units Issued                               -            -            -            -            -        8,838            676
 Units Redeemed                             -            -            -            -            -      (13,521)        (7,887)
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003           -            -            -            -            -            -         22,537
 Units Issued                         272,680    1,041,188    1,685,624    3,314,993      229,995            -            115
 Units Redeemed                          (929)     (26,746)    (175,315)     (88,348)         (43)           -           (286)
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004     271,751    1,014,442    1,510,309    3,226,645      229,952            -         22,366
                                  ===========  ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                        AIM
                                  --------------------------------------------------  -------------------------------------
                                   Aggressive                            Real Estate    Premier      Premier        Capital
                                     Equity       Non-US     Core Bond   Securities     Equity       Equity       Appreciation
                                      Fund         Fund        Fund         Fund         Fund        Fund B           Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------    ------------
Unit Balance at January 1, 2003         3,085       15,555       20,541        2,768       10,435           36         13,397
 Units Issued                              48          362          575           42          338        1,020            970
 Units Redeemed                           (72)     (11,417)         (58)         (44)      (2,267)         (36)        (2,867)
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003       3,061        4,500       21,058        2,766        8,506        1,020         11,500
 Units Issued                               6            -           91            -          253          283            689
 Units Redeemed                           (21)        (253)        (170)         (55)      (8,759)      (1,303)          (236)
                                  -----------  -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004       3,046        4,247       20,979        2,711            -            -         11,953
                                  ===========  ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                         Alliance
                                  ---------------------------------------  --------------------------------------------------
                                                                                                      Bernstein    Bernstein
                                    Capital    International International   Premier      Premier    Real Estate  Real Estate
                                  Appreciation    Growth        Growth       Growth       Growth     Investment   Investment
                                     Fund B        Fund         Fund B      Portfolio   Portfolio B   Portfolio   Portfolio B
                                  ------------ ------------- ------------- -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003            17         4,648            16       17,861        1,048        2,193          539
 Units Issued                               -           773             -        2,101       38,440          204       14,138
 Units Redeemed                           (17)          (17)          (16)         (11)      (5,609)        (188)      (1,864)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -         5,404             -       19,951       33,879        2,209       12,813
 Units Issued                               -             -             -        3,347        3,039          357        4,318
 Units Redeemed                             -          (227)            -      (23,298)     (36,918)         (64)      (2,210)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -         5,177             -            -            -        2,502       14,921
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty          Goldman Sachs               Scudder II
                                  ------------------------  -----------  -------------------------  ------------------------
                                   Bernstein                  Newport                                  Small       Dreman
                                     Small      Bernstein   Tiger Fund,    Growth &   International     Cap       Small Cap
                                      Cap         Value      Variable       Income       Equity       Growth        Value
                                  Portfolio B  Portfolio B    Series         Fund         Fund       Portfolio    Portfolio
                                  -----------  -----------  -----------  -----------  ------------- -----------  -----------
Unit Balance at January 1, 2003            10           10            8           11             9            9        4,730
 Units Issued                               -            -            -            -             -            -            -
 Units Redeemed                           (10)         (10)          (8)         (11)           (9)          (9)          (9)
                                  -----------  -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at December 31, 2003           -            -            -            -             -            -        4,721
 Units Issued                               -            -            -            -             -            -          119
 Units Redeemed                             -            -            -            -             -            -            -
                                  -----------  -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -             -            -        4,840
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                   Scudder II    Scudder I                                 MFS
                                  -----------  ------------- ---------------------------------------------------------------

                                   Government                                           Investors    Investors     Emerging
                                   Securities  International   Research     Research      Trust        Trust        Growth
                                   Portfolio    Portfolio B     Series      Series B     Series      Series B       Series
                                  -----------  ------------- -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003             8           986       10,794        1,107        1,015            9        5,570
 Units Issued                               -           144          916        1,206          468            -          763
 Units Redeemed                            (8)          (14)        (100)      (1,144)         (10)          (9)         (10)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003           -         1,116       11,610        1,169        1,473            -        6,323
 Units Issued                               -             -        2,116            -          122            -          557
 Units Redeemed                             -        (1,116)     (13,726)      (1,169)      (1,124)           -       (6,880)
                                  -----------   -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -             -            -            -          471            -            -
                                  ===========   ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                MFS                                Oppenheimer     Putnam
                                  ---------------------------------------------------------------  -----------  -----------

                                    Emerging       High         High      Strategic       New                     Growth &
                                     Growth       Income       Income      Income      Discovery      Bond         Income
                                    Series B      Series      Series B    Series B     Series B       Fund          Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003             7          750          282          229        2,470        2,141        7,129
 Units Issued                           1,095          178       33,124        4,559       32,373          396        1,177
 Units Redeemed                            (7)         (40)      (4,153)         (88)      (3,991)        (137)        (449)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003       1,095          888       29,253        4,700       30,852        2,400        7,857
 Units Issued                               -          109        6,006           91       12,493            -          761
 Units Redeemed                        (1,095)        (651)      (1,879)      (4,853)      (3,528)      (1,365)         (96)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -          346       33,380            -       39,817            -        8,522
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             Putnam
                                  --------------------------------------------------------------------------------------------
                                                                                                                    International
                                    Growth &                                            International International      New
                                     Income       Equity         Vista        Vista        Equity        Equity     Opportunities
                                     Fund B      Income B        Fund         Fund B        Fund         Fund B        Fund B
                                  -----------  -----------    -----------  -----------  ------------- ------------- -------------
Unit Balance at January 1, 2003             8            -         57,415            7         8,054         1,410             9
 Units Issued                           2,117        4,398          8,720            -         1,308         1,088             -
 Units Redeemed                            (9)         (81)           (69)          (7)          (26)         (623)           (9)
                                  -----------  -----------    -----------  -----------   -----------   -----------   -----------
Unit Balance at December 31, 2003       2,116        4,316         66,067            -         9,336         1,875             -
 Units Issued                             111          626          6,089            -           968            28             -
 Units Redeemed                             -         (184)           (34)           -           (77)         (625)            -
                                  -----------  -----------    -----------  -----------   -----------   -----------   -----------
Unit Balance at December 31, 2004       2,227        4,758         72,122            -        10,227         1,278             -
                                  ===========  ===========    ===========  ===========   ===========   ===========   ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                     Putnam                                        Templeton
                                  -----------  ---------------------------------------------------------------------------------
                                                                          Developing   Developing                   Franklin
                                      New        Foreign      Foreign      Markets      Markets     Franklin        Large Cap
                                     Value      Securities   Securities   Securities   Securities   Small Cap   Growth Securities
                                     Fund B        Fund        Fund B        Fund        Fund B      Fund B          Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------------
Unit Balance at January 1, 2003             7        5,879        1,256        3,871          584          560           2,414
 Units Issued                               -          790        4,897          499        4,738        3,346             197
 Units Redeemed                            (7)         (58)        (342)         (67)        (536)         (54)         (1,137)
                                  -----------  -----------  -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2003           -        6,611        5,811        4,303        4,786        3,852           1,474
 Units Issued                               -          924        8,974          567       15,676        2,925               -
 Units Redeemed                             -          (28)        (615)         (57)      (1,508)      (6,777)         (1,474)
                                  -----------  -----------  -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2004           -        7,507       14,170        4,813       18,954            -               -
                                  ===========  ===========  ===========  ===========  ===========  ===========     ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                Templeton                                 Fidelity
                                  -------------------------------------    -------------------------------------
                                     Mutual       Global
                                     Shares       Income         Growth      Equity-                    High
                                   Securities   Securities     Securities    Income       Growth       Income
                                     Fund B       Fund B         Fund B    Portfolio B  Portfolio B  Portfolio B
                                  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003         1,438           10              8            8          757           10
 Units Issued                           2,173            -              -            -        5,751            -
 Units Redeemed                          (959)         (10)            (8)          (8)         (13)         (10)
                                  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003       2,652            -              -            -        6,495            -
 Units Issued                             143            -              -        2,930        9,982            -
 Units Redeemed                        (2,795)           -              -            -         (299)           -
                                  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -              -        2,930       16,178            -
                                  ===========  ===========    ===========  ===========  ===========  ===========

                                  American Century
                                  ----------------

                                      Income &
                                       Growth
                                        Fund
                                  ----------------
Unit Balance at January 1, 2003           1,388
 Units Issued                             2,126
 Units Redeemed                             (33)
                                    -----------
Unit Balance at December 31, 2003         3,481
 Units Issued                                47
 Units Redeemed                          (3,528)
                                    -----------
Unit Balance at December 31, 2004             -
                                    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                       American Century                                 MetLife
                                  -------------------------  --------------------------------------------------------------
                                                                Stock        Putnam     Met/Putnam      SSR      SSR Money
                                  International    Value        Index     International   Voyager   Bond Income   Market
                                      Fund         Fund      Portfolio B     Stock B    Portfolio B  Portfolio   Porfolio
                                  ------------- -----------  -----------  ------------- ----------- ----------- -----------
Unit Balance at January 1, 2003             11          524        1,068             -            -           -           -
 Units Issued                                -           42      294,903        32,987            -           -      17,035
 Units Redeemed                            (11)         (13)     (17,598)       (5,051)           -           -           -
                                   -----------  -----------  -----------   -----------  ----------- ----------- -----------
Unit Balance at December 31, 2003            -          553      278,373        27,936            -           -      17,035
 Units Issued                                -            1      822,488         4,894        1,312         380           -
 Units Redeemed                              -         (554)    (215,667)       (6,246)           -           -           -
                                   -----------  -----------  -----------   -----------  ----------- ----------- -----------
Unit Balance at December 31, 2004            -            -      885,194        26,584        1,312         380      17,035
                                   ===========  ===========  ===========   ===========  =========== =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  ----------------------------------------------------------------------------------------
                                                              Harris                                  MFS          Capital
                                     MFS         Davis       Oakmark     Jennison        MFS       Investors      Guardian
                                   Research     Venture      Focused      Growth     Total Return    Trust       U.S. Equity
                                   Series B   Value Fund E Value Fund B Portfolio B    Series B    Series B       Series A
                                  ----------- ------------ ------------ -----------  ------------ -----------    -----------
Unit Balance at January 1, 2003             -       1,927        5,330        1,023          300          602              -
 Units Issued                               -     839,199      529,205      472,780        1,455       44,436              -
 Units Redeemed                             -     (30,368)     (18,591)     (16,596)         (22)      (4,833)             -
                                  ----------- -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003           -     810,758      515,944      457,207        1,733       40,205              -
 Units Issued                               -   2,664,219      919,449    1,106,623          614        7,745          9,180
 Units Redeemed                             -    (602,137)    (478,428)    (332,526)         (41)      (5,259)           (83)
                                  ----------- -----------  -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004           -   2,872,840      956,965    1,231,304        2,306       42,691          9,097
                                  =========== ===========  ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  ------------------------------------------------------------------------------------------
                                    Capital                                                             Franklin
                                   Guardian     Salomon Bros  T Rowe Price   T Rowe Price T Rowe Price  Templeton
                                  U.S. Equity  Strategic Bond  Small Cap      Large Cap    Large Cap    Small Cap     SSR
                                   Series B     Portfolio B   Portfolio B    Portfolio A  Portfolio B   Growth B    Aurora B
                                  -----------  -------------- ------------   ------------ ------------ ----------- -----------
Unit Balance at January 1, 2003         4,846             -             -              -            -            -           -
 Units Issued                           2,918             -             -              -            -            -           -
 Units Redeemed                           (24)            -             -              -            -            -           -
                                  -----------   -----------   -----------    -----------  -----------  ----------- -----------
Unit Balance at December 31, 2003       7,740             -             -              -            -            -           -
 Units Issued                          21,374         3,727         7,325          2,735       15,584          355       1,190
 Units Redeemed                            (5)          (98)         (239)             -          (52)           -           -
                                  -----------   -----------   -----------    -----------  -----------  ----------- -----------
Unit Balance at December 31, 2004      29,109         3,629         7,086          2,735       15,532          355       1,190
                                  ===========   ===========   ===========    ===========  ===========  =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                 Dreyfus                          INVESCO                    PIMCO
                                  -------------------------------------  ------------------------  ------------------------

                                    Capital    Disciplined     Stock                     High         High          Low
                                  Appreciation    Stock        Index       Dynamics      Yield        Yield      Duration
                                  Portfolio B  Portfolio B     Fund B        Fund        Fund       Portfolio    Portfolio
                                  ------------ -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003         2,982           11           11        2,102           11          829          434
 Units Issued                             305            -            -        1,370            -          897        1,711
 Units Redeemed                           (25)         (11)         (11)      (1,061)         (11)        (847)         (11)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003       3,262            -            -        2,411            -          879        2,134
 Units Issued                               -            -            -           24            -        1,149        5,872
 Units Redeemed                        (3,294)           -            -       (2,435)           -         (824)         (41)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -            -        1,204        7,965
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                      PIMCO
                                            ------------------------
                                             StocksPLUS
                                              Growth &      Total
                                               Income      Return
                                             Portfolio    Portfolio
                                            -----------  -----------
          Unit Balance at January 1, 2003           559            9
           Units Issued                               1            -
           Units Redeemed                           (10)          (9)
                                            -----------  -----------
          Unit Balance at December 31, 2003         550            -
           Units Issued                               4            -
           Units Redeemed                             -            -
                                            -----------  -----------
          Unit Balance at December 31, 2004         554            -
                                            ===========  ===========

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS:
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2004 or as indicated below for each sub-account were as follows:

                                                                Purchases      Sales
                                                               ------------ ------------
    Met Investors Lord Abbett Growth & Income Portfolio        $    123,306 $    105,837
    Met Investors Lord Abbett Growth & Income Portfolio B        23,123,874    7,937,593
    Met Investors Lord Abbett Bond Debenture Portfolio                9,151       11,417
    Met Investors Lord Abbett Bond Debenture Portfolio B         19,386,703   10,253,473
    Met Investors Lord Abbett Mid-Cap Value Portfolio                22,347       38,645
    Met Investors Lord Abbett Mid-Cap Value Portfolio B             302,519       43,322
(a) Met Investors JP Morgan Quality Bond Portfolio                  209,689      641,203
(a) Met Investors JP Morgan Quality Bond Portfolio B                  4,666       75,357
    Met Investors Met/Putnam Capital Opportunities A                  5,776        2,916
    Met Investors Met/Putnam Capital Opportunities B                  5,874          259
(a) Met Investors JP Morgan Select Equity                             3,534      124,315
(a) Met Investors JP Morgan Select Equity B                           2,183       39,851
(a) Met Investors Met/Putnam Research Portfolio B                 1,937,078    3,035,647
    Met Investors Oppenheimer Capital Appreciation Portfolio A       94,093          992
    Met Investors Oppenheimer Capital Appreciation Portfolio B   18,153,778    6,786,179
    Met Investors Money Market Portfolio B                        7,354,777    6,801,995
    Met Investors Janus Aggressive Growth Portfolio A               132,229        9,791
    Met Investors Janus Aggressive Growth Portfolio B             8,334,323    2,012,122
    Met Investors Lord Abbett Growth Opportunity Portfolio           10,533        2,946
    Met Investors Lord Abbett Growth Opportunity Portfolio B         38,867        3,255
    Met Investors PIMCO Total Return Bond Portfolio A                11,856           50
    Met Investors PIMCO Total Return Bond Portfolio B            15,710,651    7,684,922
    Met Investors PIMCO PEA Innovation Portfolio B                3,143,271      879,705
    Met Investors T Rowe Price Mid Cap Growth Portfolio A            16,266        6,292
    Met Investors T Rowe Price Mid Cap Growth Portfolio B         5,685,640    4,274,087
    Met Investors MFS Research International Portfolio               17,659        8,936
    Met Investors MFS Research International Portfolio B         10,749,024    2,523,007
    Met Investors AIM Mid Cap Core Equity Portfolio B             5,277,838    2,928,018
    Met Investors AIM Small Cap Growth Portfolio B               11,047,022    3,414,333
    Met Investors Harris Oakmark International Portfolio B       14,320,421    3,449,870
    Met Investors Third Avenue Small Cap Value Portfolio B       11,588,455    2,866,476
    Met Investors PIMCO Inflation Protected Bond Portfolio B     20,428,796    4,574,682
    Met Investors Lord Abbett America's Value Portfolio B            23,052        2,919
    Met Investors Neuberger Berman Real Estate Portfolio B        5,598,369    1,318,046
    Met Investors Turner Mid-Cap Growth Portfolio B               4,616,777      955,989
    Met Investors Goldman Sachs Mid-Cap Value Portfolio B         5,747,768    1,200,616
    Met Investors Defensive Strategy Fund of Fund B               2,763,820        9,301
    Met Investors Moderate Strategy Fund of Fund B               10,459,450       68,988
    Met Investors Balance Strategy Fund of Fund B                16,854,777    1,265,179
    Met Investors Growth Strategy Fund of Fund B                 33,768,376       57,597

   (a) For the period from January 1, 2004 to November 19, 2004.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                           Purchases      Sales
                                                          ------------ ------------
    Met Investors Aggressive Strategy Fund of Fund B      $  2,402,947 $        992
    Russell Multi-Style Equity Fund                              2,092        4,487
    Russell Aggressive Equity Fund                               1,328          689
    Russell Non-US Fund                                            705        2,588
    Russell Core Bond Fund                                      12,863        5,995
    Russell Real Estate Securites Fund                           4,526        1,833
(d) AIM Premier Equity Fund                                     39,988       88,650
(d) AIM Premier Equity Fund B                                    6,463       12,277
    AIM Capital Appreciation Fund B                             60,959       58,405
    AIM International Growth Fund                               21,481       23,159
(d) Alliance Premier Growth Portfolio                           18,163      122,804
(d) Alliance Premier Growth Portfolio B                         28,148      379,227
    Alliance Bernstein Real Estate Investment Portfolio          7,543        1,986
    Alliance Bernstein Real Estate Investment Portfolio B       68,870       33,102
    Scudder II Dreman Small Cap Value Portfolio                  2,527        1,060
    Scudder I International Portfolio B                             71        7,047
(d) MFS Research Series                                         14,885       88,690
(d) MFS Research Series B                                          107       11,720
    MFS Investors Trust Series                                     987        8,816
(d) MFS Emerging Growth Series                                   2,547       30,766
(d) MFS Emerging Growth Series B                                    54       11,082
    MFS High Income Series                                       1,382        7,384
    MFS High Income Series B                                    86,660       17,315
(d) MFS Strategic Income Series B                                4,612       61,204
    MFS New Discovery Series B                                 127,391       25,169
(d) Oppenheimer Bond Fund                                        5,235       35,052
    Putnam Growth & Income Fund                                  9,486        2,201
    Putnam Growth & Income Fund B                                6,253          202
    Putnam Equity Income Fund B                                  8,016        2,807
    Putnam Vista Fund                                           30,676        5,018
    Puntam International Equity Fund                             8,664        1,598
    Putnam International Equity Fund B                             748        8,729
    Templeton Foreign Securites Fund                             9,509        1,248
    Templeton Foreign Securities Fund B                        129,285        9,591
    Templeton Developing Markets Securities Fund                 7,571        1,416
    Templeton Developing Markets Securities Fund B             126,665       13,876
(d) Templeton Franklin Small Cap Fund B                         34,983       79,307
(d) Templeton Franklin Large Cap Securities B                        -       18,706
(d) Templeton Mutual Shares Securities Fund B                    1,928       37,388
    Fidelity Equity-Income Portfolio B                          35,943          409
    Fidelity Growth Portfolio B                                278,754       12,879
    American Century Income & Growth Fund                          822       29,745
    American Century Value Fund                                    147        7,832

   (d) For the period from January 1, 2004 to April 30, 2004.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                      Purchases      Sales
                                                     ------------ ------------
     MetLife Stock Index Portfolio B                 $  8,388,902 $  2,018,418
     MetLife Putnam International Stock B                  63,531       82,214
     MetLife Met/Putnam Voyager Portfolio B                 5,876            -
     MetLife SSR Bond Income Portfolio                     28,376       11,178
     MetLife SSR Money Market Portfolio                     1,765        2,383
     MetLife Davis Venture Value Fund E                26,522,932    4,478,447
     MetLife Harris Oakmark Focused Value Fund B       11,454,274    5,350,452
     MetLife Jennison Growth Portfolio B                9,590,666    2,412,292
     MetLife MFS Total Return Series B                     14,832        1,750
     MetLife MFS Investors Trust Series B                  69,854       50,833
     MetLife Capital Guardian U.S. Equity A               100,937          726
     MetLife Capital Guardian U.S. Equity B               232,370        2,877
     MetLife Salomon Bros Strategic Bond Portfolio B       69,286        1,983
     MetLife T Rowe Price Small Cap Portfolio B            89,501        3,500
     MetLife T Rowe Price Large Cap Portfolio A            30,666          367
     MetLife T Rowe Price Large Cap Portfolio B           171,853        1,388
     MetLife Franklin Templeton Small Cap Growth B          3,206            -
     MetLife SSR Aurora B                                  19,915            -
 (d) Dreyfus Capital Appreciation Portfolio B                 276       28,671
 (d) INVESCO Dynamics                                         162       16,263
     PIMCO High Yield Portfolio                            14,755        9,800
     PIMCO Low Duration Portfolio                          74,472        1,347
     PIMCO StocksPLUS Growth & Income Portfolio               128           53
                                                     ------------ ------------
     Total                                           $317,645,108 $ 91,165,516
                                                     ============ ============

   (d) For the period from January 1, 2004 to April 30, 2004.

(8) SUBSEQUENT EVENT:
   On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings, Inc. (SSRM) and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock, Inc. Effective January 31, 2005, BlackRock Advisors, Inc. will replace State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                          As of December 31, 2004
                                                                  ----------------------------------------
                                                                                   Unit
                                                                               Fair Value/1/    Net Assets
                                                                    Units   (lowest to highest)   (000)
                                                                  --------- ------------------- ----------
       Met Investors Lord Abbet Growth & Income Portfolio            20,742  $48.17 to $48.29    $ 1,002
       Met Investors Lord Abbett Growth & Income Portfolio B        665,950   51.21 to 46.90      31,671
       Met Investors Lord Abbett Bond Debenture Portfolio             8,662       17.33              150
       Met Investors Lord Abbett Bond Debenture Portfolio B       1,404,067   17.98 to 16.83      23,964
       Met Investors Lord Abbett Mid-Cap Value Portfolio             12,089       23.94              289
       Met Investors Lord Abbett Mid-Cap Value Portfolio B           38,890   24.66 to 23.34         920
       Met Investors Met/Putnam Capital Opportunities A               7,446       16.50              123
       Met Investors Met/Putnam Capital Opportunities B               1,422   15.54 to 14.57          23
  (b)  Met Investors Oppenheimer Capital Appreciation Portfolio A     9,264       10.24               95
       Met Investors Oppenheimer Capital Appreciation Portfolio B 2,442,161    8.37 to 8.19       20,277
       Met Investors Money Market Portfolio B                       346,857   10.20 to 9.75        3,432
  (b)  Met Investors Janus Aggressive Growth Portfolio A             13,619        9.89              135
       Met Investors Janus Aggressive Growth Portfolio B          1,627,978    7.19 to 7.03       11,611
       Met Investors Lord Abbett Growth Opportunity Portfolio        12,793        9.87              126
       Met Investors Lord Abbett Growth Opportunity Portfolio B      11,206   10.00 to 9.72          110
  (b)  Met Investors PIMCO Total Return Bond Portfolio A                973       12.21               12
       Met Investors PIMCO Total Return Bond Portfolio B          1,419,793   12.40 to 11.85      17,062
       Met Investors PIMCO PEA Innovation Portfolio B               648,449    4.35 to 4.25        2,796
  (b)  Met Investors T Rowe Price Mid Cap Growth Portfolio A          1,634        7.19               12
       Met Investors T Rowe Price Mid Cap Growth Portfolio B      1,046,248    7.22 to 6.97        7,398
       Met Investors MFS Research International Portfolio            10,522       15.68              165
       Met Investors MFS Research International Portfolio B       1,139,486   11.48 to 10.97      12,667
       Met Investors AIM Mid Cap Core Equity Portfolio B            450,243   13.59 to 13.33       6,071
       Met Investors AIM Small Cap Growth Portfolio B               959,387   12.20 to 11.96      11,612

                                                                 For the Period Ended December 31, 2004
                                                           ---------------------------------------------------
                                                           Investment       Expense              Total
                                                             Income        Ratio/3/            Return/4/
                                                            Ratio/2/  (lowest to highest) (lowest/5/ to highest)
                                                           ---------- ------------------- --------------------
Met Investors Lord Abbet Growth & Income Portfolio            0.49%     1.40% to 1.40%      11.51% to 11.35%
Met Investors Lord Abbett Growth & Income Portfolio B         0.47%     0.75% to 1.95%      11.26% to 10.47%
Met Investors Lord Abbett Bond Debenture Portfolio            3.33%         1.40%                6.92%
Met Investors Lord Abbett Bond Debenture Portfolio B          3.91%     0.75% to 1.95%       7.00% to 6.07%
Met Investors Lord Abbett Mid-Cap Value Portfolio             0.50%         1.40%                23.09%
Met Investors Lord Abbett Mid-Cap Value Portfolio B           0.47%     0.75% to 1.50%      17.01% to 16.43%
Met Investors Met/Putnam Capital Opportunities A              0.00%         1.40%                16.89%
Met Investors Met/Putnam Capital Opportunities B              0.00%     0.75% to 1.50%      16.46% to 16.56%
Met Investors Oppenheimer Capital Appreciation Portfolio A    4.97%         1.40%                5.56%
Met Investors Oppenheimer Capital Appreciation Portfolio B    3.93%     1.30% to 1.95%       5.03% to 4.34%
Met Investors Money Market Portfolio B                        0.65%     0.75% to 1.95%      0.02% to (1.31%)
Met Investors Janus Aggressive Growth Portfolio A             0.00%         1.40%                6.70%
Met Investors Janus Aggressive Growth Portfolio B             0.00%     1.30% to 1.95%       7.04% to 6.34%
Met Investors Lord Abbett Growth Opportunity Portfolio        0.00%         1.40%                11.19%
Met Investors Lord Abbett Growth Opportunity Portfolio B      0.00%     0.75% to 1.50%      11.52% to 10.97%
Met Investors PIMCO Total Return Bond Portfolio A             0.00%         1.40%                1.78%
Met Investors PIMCO Total Return Bond Portfolio B             8.67%     0.75% to 1.95%       4.10% to 2.95%
Met Investors PIMCO PEA Innovation Portfolio B                0.13%     1.30% to 1.95%     (5.55%) to (6.17%)
Met Investors T Rowe Price Mid Cap Growth Portfolio A         0.00%         1.40%                12.09%
Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%     0.85% to 1.95%      16.82% to 15.54%
Met Investors MFS Research International Portfolio            0.23%         1.40%                18.06%
Met Investors MFS Research International Portfolio B          0.35%     0.75% to 1.95%      15.31% to 17.25%
Met Investors AIM Mid Cap Core Equity Portfolio B             0.00%     1.30% to 1.95%      12.92% to 12.19%
Met Investors AIM Small Cap Growth Portfolio B                0.00%     1.30% to 1.95%       5.05% to 4.37%


(b) For the period from May 3, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                      As of December 31, 2004
                                                              ----------------------------------------
                                                                               Unit
                                                                           Fair Value/1/    Net Assets
                                                                Units   (lowest to highest)   (000)
                                                              --------- ------------------- ----------
       Met Investors Harris Oakmark International Portfolio B 1,413,422  $13.99 to $13.72    $19,624
       Met Investors Third Avenue Small Cap Value Portfolio B 1,199,890   14.35 to 14.11      17,088
       Met Investors PIMCO Inflation Protected Bond B         2,145,251   11.24 to 11.12      23,952
       Met Investors Lord Abbett America's Value Fund             4,394   14.07 to 13.90          61
  (b)  Met Investors Neuberger Berman Real Estate Portfolio B   424,738   12.84 to 12.79       5,441
  (b)  Met Investors Turner Mid-Cap Growth Portfolio B          390,175   11.12 to 11.07       4,328
  (b)  Met Investors Goldman Sachs Mid-Cap Value Portfolio B    459,049   11.98 to 11.93       5,485
  (c)  Met Investors Defensive Strategy Fund of Fund B          271,751   10.11 to 10.10       2,747
  (c)  Met Investors Moderate Strategy Fund of Fund B         1,014,442   10.23 to 10.22      10,375
  (c)  Met Investors Balance Strategy Fund of Fund B          1,510,309   10.40 to 10.39      15,693
  (c)  Met Investors Growth Strategy Fund of Fund B           3,226,645   10.61 to 10.60      34,205
  (c)  Met Investors Aggressive Strategy Fund of Fund B         229,952   10.69 to 10.68       2,458
       Russell Multi-Style Equity Fund                           22,366        7.94              178
       Russell Aggressive Equity Fund                             3,046       11.88               36
       Russell Non-US Fund                                        4,247        9.24               39
       Russell Core Bond Fund                                    20,979       13.25              278
       Russell Real Estate Securites Fund                         2,711       22.85               62
       AIM Capital Appreciation Fund                             11,953        6.32               76
       AIM Capital Appreciation Fund B                                -   6.28 to 20.76            -
       AIM International Growth Fund                              5,177        7.76               40
       AIM International Growth Fund B                                -   18.21 to 17.79           -
       Alliance Bernstein Real Estate Investment Portfolio        2,502       22.91               57
       AllianceBernstein Real Estate Investment Portfolio B      14,921   20.86 to 20.71         284
       Scudder II Small Cap Growth Portfolio                          -        9.02                -
       Scudder II Dreman Small Cap Value Portfolio                4,840       18.39               89
       Scudder II Government Securities Portfolio                     -       13.46                -

                                                             For the Period Ended December 31, 2004
                                                       ---------------------------------------------------
                                                       Investment       Expense              Total
                                                         Income        Ratio/3/            Return/4/
                                                        Ratio/2/  (lowest to highest) (lowest/5/ to highest)
                                                       ---------- ------------------- --------------------
Met Investors Harris Oakmark International Portfolio B    0.00%     1.30% to 1.95%      18.96% to 18.19%
Met Investors Third Avenue Small Cap Value Portfolio B    1.97%     1.30% to 1.95%      24.87% to 24.06%
Met Investors PIMCO Inflation Protected Bond B            7.40%     1.30% to 1.95%       7.60% to 6.90%
Met Investors Lord Abbett America's Value Fund            2.66%     0.75% to 1.50%      13.50% to 12.93%
Met Investors Neuberger Berman Real Estate Portfolio B    7.43%     1.30% to 1.95%      28.44% to 27.88%
Met Investors Turner Mid-Cap Growth Portfolio B           0.00%     1.30% to 1.95%      11.24% to 10.76%
Met Investors Goldman Sachs Mid-Cap Value Portfolio B     2.19%     1.30% to 1.95%      19.81% to 19.30%
Met Investors Defensive Strategy Fund of Fund B           8.71%     1.30% to 1.95%       1.71% to 1.64%
Met Investors Moderate Strategy Fund of Fund B            6.62%     1.30% to 1.95%       2.20% to 2.13%
Met Investors Balance Strategy Fund of Fund B             4.75%     1.30% to 1.95%       2.91% to 2.84%
Met Investors Growth Strategy Fund of Fund B              3.00%     1.30% to 1.95%       3.56% to 3.49%
Met Investors Aggressive Strategy Fund of Fund B          1.06%     1.30% to 1.95%       3.79% to 3.72%
Russell Multi-Style Equity Fund                           0.74%         1.40%                8.28%
Russell Aggressive Equity Fund                            0.16%         1.40%                13.13%
Russell Non-US Fund                                       1.95%         1.40%                16.65%
Russell Core Bond Fund                                    3.59%         1.40%                3.21%
Russell Real Estate Securites Fund                        2.58%         1.40%                33.01%
AIM Capital Appreciation Fund                             0.00%         1.40%                5.14%
AIM Capital Appreciation Fund B                           0.00%     1.40% to 1.50%       4.85% to 7.00%
AIM International Growth Fund                             0.65%         1.40%                22.28%
AIM International Growth Fund B                           0.00%     1.30% to 1.50%      18.13% to 17.97%
Alliance Bernstein Real Estate Investment Portfolio       2.31%         1.40%                33.74%
AllianceBernstein Real Estate Investment Portfolio B      2.16%     1.30% to 1.50%      37.21% to 37.02%
Scudder II Small Cap Growth Portfolio                     0.00%         1.40%                9.48%
Scudder II Dreman Small Cap Value Portfolio               0.87%         1.40%                24.27%
Scudder II Government Securities Portfolio                0.00%         1.40%                2.31%


(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                              As of December 31, 2004
                                                      ----------------------------------------
                                                                       Unit
                                                                   Fair Value/1/    Net Assets
                                                        Units   (lowest to highest)   (000)
                                                      --------- ------------------- ----------
       MFS Investors Trust Series                           471       $8.47          $     4
       MFS Investors Trust Series B                           -       10.59                -
       MFS High Income Series                               346       11.83                4
       MFS High Income Series B                          33,380   15.65 to 15.36         413
       MFS New Discovery Series B                        39,817   14.57 to 14.37         350
       Putnam Growth & Income Fund                        8,522       11.11               95
       Putnam Growth & Income Fund B                      2,227   54.11 to 47.66          32
       Putnam Equity Income B                             4,758   13.40 to 13.24          63
       Putnam Vista Fund                                 72,122        5.81              419
       Putnam Vista Fund B                                    -       11.60                -
       Putnam International Equity Fund                  10,227        8.50               87
       Putnam International Equity Fund B                 1,278       15.25               19
       Templeton Foreign Securities Fund                  7,507       10.57               79
       Templeton Foreign Securities Fund B               14,170   11.13 to 25.69         198
       Templeton Developing Markets Securities Fund       4,813       13.44               65
       Templeton Developing Markets Securities Fund B    18,954    8.56 to 8.41          192
       Templeton Growth Securities B                          -       15.51                -
       Fidelity Equity-Income Portfolio B                 2,930   12.80 to 51.44          38
       Fidelity Growth Portfolio B                       16,178   53.20 to 51.29         356
       Fidelity High Income Portfolio B                       -   12.39 to 17.21           -
       MetLife Stock Index Portfolio B                  885,194   11.39 to 11.17      10,001
       MetLife Putnam International Stock B              26,584   14.82 to 13.32         390
       MetLife Met/Putnam Voyager Portfolio B             1,312    4.55 to 4.39            6
  (c)  MetLife SSR Bond Income Portfolio                    380       47.26               18
       MetLife SSR Money Market Portfolio                17,035        9.91              169
       MetLife MFS Research Series B                          -        9.98                -
       MetLife Davis Venture Value Fund E             2,872,840   33.15 to 11.68      34,014
       MetLife Harris Oakmark Focused Value Fund B      956,965   15.14 to 14.81      14,368
       MetLife Jennison Growth Portfolio B            1,231,304   10.50 to 10.33      12,830
       MetLife MFS Total Return Series B                  2,306   44.85 to 39.28          34
       MetLife MFS Investors Trust Series B              42,691   11.05 to 8.48          463

                                                     For the Period Ended December 31, 2004
                                               ---------------------------------------------------
                                               Investment       Expense              Total
                                                 Income        Ratio/3/            Return/4/
                                                Ratio/2/  (lowest to highest) (lowest/5/ to highest)
                                               ---------- ------------------- --------------------
MFS Investors Trust Series                        0.44%         1.40%                9.80%
MFS Investors Trust Series B                      0.00%         1.40%                9.58%
MFS High Income Series                            3.54%         1.40%                7.63%
MFS High Income Series B                          4.21%     1.30% to 1.50%       7.50% to 7.36%
MFS New Discovery Series B                        0.00%     1.30% to 1.50%       5.37% to 5.23%
Putnam Growth & Income Fund                       1.77%         1.40%                9.81%
Putnam Growth & Income Fund B                     1.48%     0.75% to 1.50%       9.02% to 8.48%
Putnam Equity Income B                            0.12%     0.75% to 1.50%      10.75% to 10.20%
Putnam Vista Fund                                 0.00%         1.40%                17.25%
Putnam Vista Fund B                               0.00%         1.40%                16.95%
Putnam International Equity Fund                  1.66%         1.40%                14.86%
Putnam International Equity Fund B                1.80%         1.40%                14.58%
Templeton Foreign Securities Fund                 1.17%         1.40%                17.22%
Templeton Foreign Securities Fund B               0.96%     0.85% to 1.50%      17.52% to 15.10%
Templeton Developing Markets Securities Fund      1.91%         1.40%                23.09%
Templeton Developing Markets Securities Fund B    1.39%     1.30% to 1.50%      22.95% to 22.78%
Templeton Growth Securities B                     0.00%         1.40%                14.41%
Fidelity Equity-Income Portfolio B                1.73%     1.40% to 1.50%       9.68% to 9.05%
Fidelity Growth Portfolio B                       0.07%     1.30% to 1.50%       3.97% to 3.83%
Fidelity High Income Portfolio B                  0.00%     1.40% to 1.50%       7.86% to 7.57%
MetLife Stock Index Portfolio B                   0.53%     1.30% to 1.95%       8.85% to 8.14%
MetLife Putnam International Stock B              1.18%     0.85% to 1.50%      16.98% to 14.16%
MetLife Met/Putnam Voyager Portfolio B            0.00%     0.75% to 1.50%       4.85% to 3.10%
MetLife SSR Bond Income Portfolio                 0.00%         1.40%                4.39%
MetLife SSR Money Market Portfolio                0.98%         1.40%               (0.42%)
MetLife MFS Research Series B                     0.00%         1.40%                1.13%
MetLife Davis Venture Value Fund E                0.32%     0.75% to 1.95%       8.13% to 9.97%
MetLife Harris Oakmark Focused Value Fund B       0.00%     1.30% to 1.95%       8.23% to 7.53%
MetLife Jennison Growth Portfolio B               0.01%     1.30% to 1.95%       7.53% to 6.83%
MetLife MFS Total Return Series B                 2.48%     0.75% to 1.50%       9.20% to 8.66%
MetLife MFS Investors Trust Series B              0.33%     0.85% to 1.50%      10.23% to 10.78%


(c) For the period from November 22, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                              As of December 31, 2004
                                                       -------------------------------------
                                                                     Unit
                                                                 Fair Value/1/    Net Assets
                                                       Units  (lowest to highest)   (000)
                                                       ------ ------------------- ----------
  (c)  MetLife Capital Guardian U.S. Equity A           9,097       $11.45           $104
       MetLife Capital Guardian U.S. Equity B          29,109   11.59 to 11.36        331
  (b)  MetLife Salomon Bros Strategic Bond Portfolio B  3,629   19.98 to 19.58         72
  (b)  MetLife T Rowe Price Small Cap Portfolio B       7,086   13.20 to 13.10         94
  (b)  MetLife T Rowe Price Large Cap Portfolio A       2,735       12.24              33
  (b)  MetLife T Rowe Price Large Cap Portfolio B      15,532   12.52 to 12.03        188
  (b)  MetLife Franklin Templeton Small Cap Growth B      355    9.76 to 9.72           3
  (b)  MetLife SSR Aurora B                             1,190   18.21 to 18.04         22
       Dreyfus Stock Index Fund B                           -        8.36               -
       PIMCO High Yield Portfolio                       1,204   12.95 to 12.78         15
       PIMCO Low Duration Portfolio                     7,965   12.24 to 12.10         97
       PIMCO Stocks PLUS Growth & Income                  554   13.15 to 12.97          5
       PIMCO Total Return Portfolio                         -       13.24               -

                                                      For the Period Ended December 31, 2004
                                                ---------------------------------------------------
                                                Investment       Expense              Total
                                                  Income        Ratio/3/            Return/4/
                                                 Ratio/2/  (lowest to highest) (lowest/5/ to highest)
                                                ---------- ------------------- --------------------
MetLife Capital Guardian U.S. Equity A             0.00%         1.40%                14.55%
MetLife Capital Guardian U.S. Equity B             1.01%     0.75% to 1.50%       7.78% to 7.24%
MetLife Salomon Bros Strategic Bond Portfolio B    0.00%     1.30% to 1.50%       6.08% to 5.94%
MetLife T Rowe Price Small Cap Portfolio B         0.00%     1.40% to 1.50%       6.61% to 6.54%
MetLife T Rowe Price Large Cap Portfolio A         0.00%         1.40%                7.96%
MetLife T Rowe Price Large Cap Portfolio B         0.00%     0.85% to 1.50%       8.17% to 8.29%
MetLife Franklin Templeton Small Cap Growth B      0.00%     1.40% to 1.50%      10.72 to 10.65%
MetLife SSR Aurora B                               0.00%     1.30% to 1.50%      12.58% to 12.43%
Dreyfus Stock Index Fund B                         0.00%         1.40%                8.81%
PIMCO High Yield Portfolio                         7.25%     1.30% to 1.50%       8.48% to 8.34%
PIMCO Low Duration Portfolio                       1.68%     1.30% to 1.50%       0.64% to 0.51%
PIMCO Stocks PLUS Growth & Income                  1.73%     1.30% to 1.50%       9.18% to 9.03%
PIMCO Total Return Portfolio                       0.00%         1.40%                3.39%


(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                       As of December 31, 2003
                                                               ----------------------------------------
                                                                                Unit
                                                                            Fair Value/1/    Net Assets
                                                                 Units   (lowest to highest)   (000)
                                                               --------- ------------------- ----------
    Met Investors Lord Abbett Growth & Income Portfolio           20,214       $43.37         $   872
    Met Investors Lord Abbett Growth & Income Portfolio B        303,954   43.71 to 42.45      13,034
    Met Investors Lord Abbett Bond Debenture Portfolio             8,955       16.21              145
    Met Investors Lord Abbett Bond Debenture Portfolio B         871,368   16.34 to 15.87      13,970
    Met Investors Lord Abbett Mid-Cap Value Portfolio             13,110       19.45              255
    Met Investors Lord Abbett Mid-Cap Value Portfolio B           26,932   19.60 to 19.32         520
    Met Investors JP Morgan Quality Bond Portfolio                 4,784       14.78               71
    Met Investors JP Morgan Quality Bond Portfolio B              31,834   14.90 to 14.68         467
    Met Investors JP Morgan Small Cap Stock Portfolio              7,194       14.12              101
    Met Investors Met/Putnam Capital Opportunities Portfolio B     1,040   14.22 to 14.02          15
    Met Investors JP Morgan Select Equity Portfolio                7,716       15.21              115
    Met Investors JP Morgan Select Equity Portfolio B              2,346   15.32 to 15.10          35
    Met Investors Met/Putnam Research Portfolio B                138,447    7.73 to 7.61        1,065
    Met Investors Oppenheimer Capital Appreciation Portfolio B 1,122,087    7.97 to 7.85        8,894
    Met Investors PIMCO Money Market Portfolio B                 288,448   10.17 to 9.88        2,880
    Met Investors Janus Aggressive Growth Portfolio B            633,579    6.72 to 6.61        4,231
    Met Investors Lord Abbett Growth Opportunity Portfolio        11,770        8.87              104
    Met Investors Lord Abbett Growth Opportunity Portfolio B       7,046    8.93 to 8.80           62
    Met Investors PIMCO Total Return Bond Portfolio B            825,180   11.69 to 11.51       9,599
    Met Investors PIMCO Innovation Portfolio B                    89,637    4.60 to 4.53          411
    Met Investors T Rowe Price Mid Cap Growth Portfolio B        820,499    6.18 to 6.03        5,003
(g) Met Investors MFS Research International Portfolio             9,751       13.28              129
    Met Investors MFS Research International Portfolio B         240,574    9.58 to 9.35        2,273
    Met Investors AIM Mid Cap Core Equity Portfolio B            255,645   12.03 to 11.88       3,062
    Met Investors AIM Small Cap Growth Portfolio B               260,329   11.61 to 11.46       3,008
    Met Investors Harris Oakmark International Portfolio B       471,982   11.76 to 11.61       5,525

                                                                 For the Period Ended December 31, 2003
                                                           --------------------------------------------------
                                                           Investment       Expense              Total
                                                             Income        Ratio/3/            Return/4/
                                                            Ratio/2/  (lowest to highest) (lowest to highest)
                                                           ---------- ------------------- -------------------
Met Investors Lord Abbett Growth & Income Portfolio          0.98%          1.40%               29.24%
Met Investors Lord Abbett Growth & Income Portfolio B        0.08%      0.85% to 1.95%     29.63% to 24.23%
Met Investors Lord Abbett Bond Debenture Portfolio           1.67%          1.40%               17.86%
Met Investors Lord Abbett Bond Debenture Portfolio B         4.34%      0.85% to 1.95%     18.15% to 9.17%
Met Investors Lord Abbett Mid-Cap Value Portfolio            0.70%          1.40%               24.41%
Met Investors Lord Abbett Mid-Cap Value Portfolio B          0.88%      0.85% to 1.40%     24.81% to 24.13%
Met Investors JP Morgan Quality Bond Portfolio               3.75%          1.40%               2.55%
Met Investors JP Morgan Quality Bond Portfolio B             7.64%      0.85% to 1.40%      2.88% to 2.32%
Met Investors JP Morgan Small Cap Stock Portfolio            0.00%          1.40%               26.94%
Met Investors Met/Putnam Capital Opportunities Portfolio B   0.00%      0.85% to 1.40%     27.19% to 26.50%
Met Investors JP Morgan Select Equity Portfolio              0.61%          1.40%               31.64%
Met Investors JP Morgan Select Equity Portfolio B            0.54%      0.85% to 1.40%     32.07% to 31.35%
Met Investors Met/Putnam Research Portfolio B                0.00%      1.30% to 1.95%     19.74% to 20.26%
Met Investors Oppenheimer Capital Appreciation Portfolio B   0.00%      1.30% to 1.95%     21.23% to 21.75%
Met Investors PIMCO Money Market Portfolio B                 0.22%      0.85% to 1.95%    (1.07%) to (0.42%)
Met Investors Janus Aggressive Growth Portfolio B            0.00%      1.30% to 1.95%     22.00% to 21.47%
Met Investors Lord Abbett Growth Opportunity Portfolio       0.00%          1.40%               34.54%
Met Investors Lord Abbett Growth Opportunity Portfolio B     0.00%      0.85% to 1.40%     34.56% to 33.82%
Met Investors PIMCO Total Return Bond Portfolio B            2.53%      1.30% to 1.95%      0.64% to 0.20%
Met Investors PIMCO Innovation Portfolio B                   0.00%      1.30% to 1.95%     39.26% to 38.66%
Met Investors T Rowe Price Mid Cap Growth Portfolio B        0.00%      0.85% to 1.95%     35.48% to 28.24%
Met Investors MFS Research International Portfolio           0.82%          1.40%               32.80%
Met Investors MFS Research International Portfolio B         0.95%      0.85% to 1.95%     30.93% to 28.93%
Met Investors AIM Mid Cap Core Equity Portfolio B            0.00%      1.30% to 1.95%     23.70% to 23.16%
Met Investors AIM Small Cap Growth Portfolio B               0.00%      1.30% to 1.95%     33.33% to 32.76%
Met Investors Harris Oakmark International Portfolio B       2.23%      1.30% to 1.95%     34.41% to 32.50%

(g) For the period from April 25, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                    As of December 31, 2003
                                                             --------------------------------------
                                                                            Unit
                                                                        Fair Value/1/    Net Assets
                                                              Units  (lowest to highest)   (000)
                                                             ------- ------------------- ----------
    Met Investors Third Avenue Small Cap Value Portfolio B   491,798  $11.49 to $11.38     $5,628
(e) Met Investors PIMCO Inflation Protected Bond Portfolio B 747,082   10.44 to 10.40       7,781
(e) Met Investors Lord Abbett America's Value Portfolio B      2,863   12.04 to 11.99          34
    Russell Multi-Style Equity Fund                           22,537        7.33              165
    Russell Aggressive Equity Fund                             3,061       10.50               32
    Russell Non-US Fund                                        4,500        7.92               36
    Russell Core Bond Fund                                    21,058       12.84              270
    Russell Real Estate Securities Fund                        2,766       17.18               48
    AIM Premier Equity Fund                                    8,506        5.87               50
    AIM Premier Equity Fund B                                  1,020    6.14 to 5.84            6
    AIM Capital Appreciation Fund                             11,500        6.01               69
    AIM Capital Appreciation Fund B                                -        5.99                -
    AIM International Growth Fund                              5,404        6.35               34
    AIM International Growth Fund B                                -        6.31                -
    Alliance Premier Growth Portfolio                         19,951        5.38              107
    Alliance Premier Growth Portfolio B                       33,879       10.59              359
    Alliance Bernstein Real Estate Investment Portfolio        2,209       17.13               38
    Alliance Bernstein Real Estate Investment Portfolio B     12,813       14.10              181
    Alliance Bernstein Small Cap Portfolio B                       -       14.23                -
    Alliance Bernstein Value Portfolio B                           -       10.85                -
    Liberty Newport Tiger Fund, Variable Series                    -       12.04                -
    Goldman Sachs Growth & Income Fund                             -        9.28                -
    Goldman Sachs International Equity Fund                        -       10.48                -
    Scudder II Small Cap Growth Portfolio                          -        8.24                -
    Scudder II Dreman Small Cap Value Portfolio                4,721       14.80               70
    Scudder II Government Securities Portfolio                     -       13.15                -
    Scudder I International Portfolio B                        1,116        6.19                7
    MFS Research Series                                       11,610        6.35               74
    MFS Research Series B                                      1,169        9.87               12
    MFS Investors Trust Series                                 1,473        7.72               11
    MFS Investors Trust Series B                                   -        9.66                -
    MFS Emerging Growth Series                                 6,323        4.42               28

                                                               For the Period Ended December 31, 2003
                                                         --------------------------------------------------
                                                         Investment       Expense              Total
                                                           Income        Ratio/3/            Return/4/
                                                          Ratio/2/  (lowest to highest) (lowest to highest)
                                                         ---------- ------------------- -------------------
Met Investors Third Avenue Small Cap Value Portfolio B     0.67%      1.30% to 1.95%     35.61% to 35.03%
Met Investors PIMCO Inflation Protected Bond Portfolio B   0.89%      1.30% to 1.95%      4.43% to 3.98%
Met Investors Lord Abbett America's Value Portfolio B      4.15%      0.85% to 1.40%     20.37% to 19.93%
Russell Multi-Style Equity Fund                            0.75%          1.40%               27.07%
Russell Aggressive Equity Fund                             0.10%          1.40%               43.58%
Russell Non-US Fund                                        1.93%          1.40%               36.86%
Russell Core Bond Fund                                     4.68%          1.40%               4.68%
Russell Real Estate Securities Fund                        5.28%          1.40%               35.30%
AIM Premier Equity Fund                                    0.30%          1.40%               23.34%
AIM Premier Equity Fund B                                  0.71%      0.85% to 1.40%     23.77% to 23.10%
AIM Capital Appreciation Fund                              0.00%          1.40%               27.72%
AIM Capital Appreciation Fund B                            0.00%          1.40%               27.39%
AIM International Growth Fund                              0.59%          1.40%               27.27%
AIM International Growth Fund B                            0.00%          1.40%               26.81%
Alliance Premier Growth Portfolio                          0.00%          1.40%               21.95%
Alliance Premier Growth Portfolio B                        0.00%          1.40%               21.65%
Alliance Bernstein Real Estate Investment Portfolio        2.64%          1.40%               37.36%
Alliance Bernstein Real Estate Investment Portfolio B      0.72%          1.40%               37.09%
Alliance Bernstein Small Cap Portfolio B                   2.08%          1.40%               38.94%
Alliance Bernstein Value Portfolio B                       1.36%          1.40%               26.68%
Liberty Newport Tiger Fund, Variable Series                0.00%          1.40%               42.78%
Goldman Sachs Growth & Income Fund                         0.00%          1.40%               22.63%
Goldman Sachs International Equity Fund                    0.00%          1.40%               33.61%
Scudder II Small Cap Growth Portfolio                      0.00%          1.40%               31.10%
Scudder II Dreman Small Cap Value Portfolio                1.10%          1.40%               40.06%
Scudder II Government Securities Portfolio                 4.56%          1.40%               0.84%
Scudder I International Portfolio B                        0.53%          1.40%               25.75%
MFS Research Series                                        0.67%          1.40%               22.97%
MFS Research Series B                                      0.41%          1.40%               22.64%
MFS Investors Trust Series                                 0.66%          1.40%               20.45%
MFS Investors Trust Series B                               0.84%          1.40%               20.14%
MFS Emerging Growth Series                                 0.00%          1.40%               28.42%

(e) For the period from May 1, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2003
                                                          --------------------------------------
                                                                         Unit
                                                                     Fair Value/1/    Net Assets
                                                           Units  (lowest to highest)   (000)
                                                          ------- ------------------- ----------
    MFS Emerging Growth Series B                            1,095       $10.00          $   11
    MFS High Income Series                                    888       11.00               10
    MFS High Income Series B                               29,253       11.17              327
    MFS Strategic Income Series B                           4,700       12.67               60
    MFS New Discovery Series B                             30,852        7.12              220
    Oppenheimer Bond Fund                                   2,400       12.69               30
    Putnam Growth & Income Fund                             7,857       10.11               79
    Putnam Growth & Income Fund B                           2,116   11.30 to 11.26          24
(e) Putnam Equity Income B                                  4,316   12.08 to 12.04          52
    Putnam Vista Fund                                      66,067        4.95              327
    Putnam Vista Fund B                                         -        9.92                -
    Putnam International Growth Fund                        9,336        7.40               69
    Putnam International Equity Fund B                      1,875       13.31               25
    Putnam International New Opportunities Fund B               -       10.88                -
    Putnam New Value Fund B                                     -       13.88                -
    Templeton Foreign Securities Fund                       6,611        9.02               60
    Templeton Foreign Securities Fund B                     5,811    9.47 to 9.34           54
    Templeton Developing Markets Securities Fund            4,303       10.91               47
    Templeton Developing Markets Securities Fund B          4,786       10.36               50
    Templeton Franklin Small Cap Fund B                     3,852       11.61               45
    Templeton Franklin Large Cap Growth Securities Fund B   1,474   12.80 to 12.62          19
    Templeton Mutual Shares Securities Fund B               2,652   13.25 to 13.13          35
    Templeton Global Income Securities Fund B                   -       14.63                -
    Templeton Growth Securities Fund B                          -       13.56                -
    Fidelity Equity-Income Portfolio B                          -       11.67                -
    Fidelity Growth Portfolio B                             6,495       11.33               74
    Fidelity High Income Portfolio B                            -       11.49                -
    American Century Income & Growth Fund                   3,481        8.34               29
    American Century International Fund                         -        6.93                -
    American Century Value Fund                               553       13.62                8
    MetLife Stock Index Portfolio B                       278,373   10.46 to 10.33       2,901
(e) MetLife Putnam International Stock B                   27,936   12.67 to 12.62         353

                                                            For the Period Ended December 31, 2003
                                                      --------------------------------------------------
                                                      Investment       Expense              Total
                                                        Income        Ratio/3/            Return/4/
                                                       Ratio/2/  (lowest to highest) (lowest to highest)
                                                      ---------- ------------------- -------------------
MFS Emerging Growth Series B                             0.00%         1.40%               28.13%
MFS High Income Series                                   4.08%         1.40%               16.32%
MFS High Income Series B                                 0.23%         1.40%               16.06%
MFS Strategic Income Series B                            1.21%         1.40%               8.57%
MFS New Discovery Series B                               0.00%         1.40%               31.58%
Oppenheimer Bond Fund                                    5.26%         1.40%               5.29%
Putnam Growth & Income Fund                              2.05%         1.40%               25.92%
Putnam Growth & Income Fund B                            0.02%     0.85% to 1.40%     25.61% to 23.55%
Putnam Equity Income B                                   0.91%     0.85% to 1.40%     20.82% to 20.38%
Putnam Vista Fund                                        0.00%         1.40%               31.57%
Putnam Vista Fund B                                      0.00%         1.40%               31.32%
Putnam International Growth Fund                         1.10%         1.40%               27.10%
Putnam International Equity Fund B                       0.84%         1.40%               26.74%
Putnam International New Opportunities Fund B            0.56%         1.40%               31.36%
Putnam New Value Fund B                                  2.30%         1.40%               30.64%
Templeton Foreign Securities Fund                        1.93%         1.40%               30.71%
Templeton Foreign Securities Fund B                      0.85%     0.85% to 1.40%     31.09% to 30.38%
Templeton Developing Markets Securities Fund             1.40%         1.40%               51.60%
Templeton Developing Markets Securities Fund B           0.46%         1.40%               50.87%
Templeton Franklin Small Cap Fund B                      0.00%         1.40%               35.34%
Templeton Franklin Large Cap Growth Securities Fund B    0.62%     0.85% to 1.40%     25.87% to 25.18%
Templeton Mutual Shares Securities Fund B                0.77%     0.85% to 1.40%     24.09% to 23.41%
Templeton Global Income Securities Fund B               13.59%         1.40%               20.74%
Templeton Growth Securities Fund B                       2.93%         1.40%               30.30%
Fidelity Equity-Income Portfolio B                       2.99%         1.40%               28.22%
Fidelity Growth Portfolio B                              0.03%         1.40%               30.70%
Fidelity High Income Portfolio B                        12.43%         1.40%               24.99%
American Century Income & Growth Fund                    0.85%         1.40%               27.56%
American Century International Fund                      1.32%         1.40%               22.78%
American Century Value Fund                              1.03%         1.40%               27.17%
MetLife Stock Index Portfolio B                          0.01%     1.30% to 1.95%     26.10% to 20.71%
MetLife Putnam International Stock B                     0.00%     0.85% to 1.40%     26.69% to 26.23%

(e) For the period from May 1, 2003 to December 31, 2003.
(g) For the period from April 25, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                         As of December 31, 2003
                                                  --------------------------------------
                                                                 Unit
                                                             Fair Value/1/    Net Assets
                                                   Units  (lowest to highest)   (000)
                                                  ------- ------------------- ----------
(e) MetLife Met/Putnam Voyager Portfolio B              -  $11.78 to $11.73     $    -
(g) MetLife SSR Money Market Portfolio             17,035        9.96              170
(e) MetLife MFS Research Series B                       -       11.83                -
    MetLife Davis Venture Value Fund E            810,758   10.87 to 10.62       8,699
    MetLife Harris Oakmark Focused Value Fund B   515,944   13.99 to 13.78       7,178
    MetLife Jennison Growth Portfolio B           457,207    9.76 to 9.67        4,445
    MetLife MFS Total Return Series B               1,733   10.60 to 10.50          18
    MetLife MFS Investors Trust Series B           40,205   10.02 to 9.93          399
    MetLife Capital Guardian U.S. Equity Series B   7,740   10.69 to 10.59          82
    Dreyfus Capital Appreciation Portfolio B        3,262        8.62               28
    Dreyfus Disciplined Stock Portfolio B               -        7.29                -
    Dreyfus Stock Index Fund B                          -        7.69                -
    INVESCO Dynamics Fund                           2,411        6.57               16
    INVESCO High Yield Fund                             -        8.88                -
    PIMCO High Yield Portfolio                        879       11.76               10
    PIMCO Low Duration Portfolio                    2,134       12.09               26
    PIMCO StocksPLUS Growth & Income Portfolio        550        8.20                4
    PIMCO Total Return Portfolio                        -       12.81                -

                                                    For the Period Ended December 31, 2003
                                              --------------------------------------------------
                                              Investment       Expense              Total
                                                Income        Ratio/3/            Return/4/
                                               Ratio/2/  (lowest to highest) (lowest to highest)
                                              ---------- ------------------- -------------------
MetLife Met/Putnam Voyager Portfolio B          0.00%      0.85% to 1.40%     17.75% to 17.32%
MetLife SSR Money Market Portfolio              0.76%          1.40%              (0.45%)
MetLife MFS Research Series B                   0.00%          1.40%               18.29%
MetLife Davis Venture Value Fund E              0.01%      0.85% to 1.95%     29.63% to 25.46%
MetLife Harris Oakmark Focused Value Fund B     0.00%      1.30% to 1.95%     27.88% to 27.32%
MetLife Jennison Growth Portfolio B             0.01%      1.30% to 1.95%     20.98% to 20.45%
MetLife MFS Total Return Series B               0.51%      0.85% to 1.40%     15.74% to 15.11%
MetLife MFS Investors Trust Series B            0.02%      0.85% to 1.40%     19.84% to 20.50%
MetLife Capital Guardian U.S. Equity Series B   0.43%      0.85% to 1.40%     35.54% to 36.28%
Dreyfus Capital Appreciation Portfolio B        1.24%          1.40%               19.15%
Dreyfus Disciplined Stock Portfolio B           0.05%          1.40%               21.60%
Dreyfus Stock Index Fund B                      1.09%          1.40%               26.28%
INVESCO Dynamics Fund                           0.00%          1.40%               35.91%
INVESCO High Yield Fund                         0.00%          1.40%               23.30%
PIMCO High Yield Portfolio                      6.57%          1.40%               21.23%
PIMCO Low Duration Portfolio                    1.40%          1.40%               0.93%
PIMCO StocksPLUS Growth & Income Portfolio      2.19%          1.40%               28.57%
PIMCO Total Return Portfolio                    3.39%          1.40%               3.60%

(e) For the period from May 1, 2003 to December 31, 2003.
(g) For the period from April 25, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                         As of December 31, 2002
                                                                  -------------------------------------
                                                                                Unit
                                                                            Fair Value/1/    Net Assets
                                                                  Units  (lowest to highest)   (000)
                                                                  ------ ------------------- ----------
       Met Investors Lord Abbett Growth & Income Portfolio        16,527       $33.56           $554
       Met Investors Lord Abbett Growth & Income Portfolio B       4,246   33.17 to 33.72        142
       Met Investors Lord Abbett Bond Debenture Portfolio         10,190       13.76             140
       Met Investors Lord Abbett Bond Debenture Portfolio B        5,754   13.60 to 13.83         79
       Met Investors Lord Abbett Developing Growth Portfolio       9,776        7.44              73
       Met Investors Lord Abbett Developing Growth Portfolio B       404    7.41 to 7.48           3
       Met Investors Lord Abbett Mid-Cap Value Portfolio          13,023       15.63             204
       Met Investors Lord Abbett Mid-Cap Value Portfolio B        11,133   15.57 to 15.71        173
       Met Investors JP Morgan Quality Bond Portfolio              5,921       14.41              85
       Met Investors JP Morgan Quality Bond Portfolio B            2,506   14.35 to 14.48         36
       Met Investors JP Morgan Small Cap Stock Portfolio           7,077       11.12              78
       Met Investors Met/Putnam Capital Opportunities Portfolio B    235   11.08 to 11.18          3
       Met Investors JP Morgan Select Equity Portfolio             8,189       11.55              94
       Met Investors JP Morgan Select Equity Portfolio B           1,925   11.50 to 11.60         22
       Met Investors JP Morgan Enhanced Index Portfolio           14,146       12.71             179
       Met Investors JP Morgan Enhanced Index Portfolio B            200   12.66 to 12.77          2
       Met Investors JP Morgan International Equity Portfolio     12,533        8.69             109
       Met Investors JP Morgan International Equity Portfolio B      319    8.65 to 8.73           3
       Met Investors Met/Putnam Research Portfolio B                 233    6.25 to 6.30           1
       Met Investors Oppenheimer Capital Appreciation Portfolio B  3,238    6.24 to 6.28          20
       Met Investors PIMCO Money Market Portfolio B                  915   10.05 to 10.21          9
       Met Investors Janus Aggressive Growth Portfolio B             707    5.16 to 5.20           4
       Met Investors Lord Abbett Growth Opportunity Portfolio         10        6.60               -
       Met Investors Lord Abbett Growth Opportunities Portfolio B  1,832    6.57 to 6.63          12
       Met Investors PIMCO Total Return Portfolio B               51,163   11.27 to 11.36        581
       Met Investors PIMCO Innovation Portfolio B                    109    2.94 to 2.96           -
       Met Investors T Rowe Price Mid Cap Growth Portfolio B       1,388    4.51 to 4.56           6
       Met Investors MFS Research International Portfolio B       12,429    7.23 to 7.32          90
       Met Investors AIM Mid Cap Core Equity Portfolio B           1,585    9.61 to 9.67          15
       Met Investors AIM Small Cap Growth Portfolio B                692    8.43 to 8.47           6

                                                                  For the Year ended December 31, 2002
                                                           ---------------------------------------------------
                                                           Investment       Expense              Total
                                                             Income        Ratio/3/            Return/4/
                                                            Ratio/2/  (lowest to highest) (lowest to highest)
                                                           ---------- ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio           0.87%         1.40%               (19.09%)
Met Investors Lord Abbett Growth & Income Portfolio B         1.58%     0.85% to 1.85%    (19.62%) to (18.81%)
Met Investors Lord Abbett Bond Debenture Portfolio            9.60%         1.40%               (1.77%)
Met Investors Lord Abbett Bond Debenture Portfolio B          5.15%     0.85% to 1.85%     (2.40%) to (1.42%)
Met Investors Lord Abbett Developing Growth Portfolio         0.00%         1.40%               (29.98%)
Met Investors Lord Abbett Developing Growth Portfolio B       0.00%     0.85% to 1.40%    (30.12%) to (29.74%)
Met Investors Lord Abbett Mid-Cap Value Portfolio             0.43%         1.40%               (10.57%)
Met Investors Lord Abbett Mid-Cap Value Portfolio B           1.00%     0.85% to 1.40%    (10.84%) to (10.35%)
Met Investors JP Morgan Quality Bond Portfolio                5.03%         1.40%                7.44%
Met Investors JP Morgan Quality Bond Portfolio B              6.53%     0.85% to 1.40%       7.08% to 7.67%
Met Investors JP Morgan Small Cap Stock Portfolio             0.09%         1.40%               (22.15%)
Met Investors Met/Putnam Capital Opportunities Portfolio B    0.09%     0.85% to 1.40%    (22.29%) to (21.86%)
Met Investors JP Morgan Select Equity Portfolio               0.66%         1.40%               (26.68%)
Met Investors JP Morgan Select Equity Portfolio B             0.87%     0.85% to 1.40%    (26.86%) to (26.46%)
Met Investors JP Morgan Enhanced Index Portfolio              0.95%         1.40%               (26.00%)
Met Investors JP Morgan Enhanced Index Portfolio B            1.30%     0.85% to 1.40%    (26.16%) to (25.75%)
Met Investors JP Morgan International Equity Portfolio        0.00%         1.40%               (17.52%)
Met Investors JP Morgan International Equity Portfolio B      0.00%     0.85% to 1.40%    (17.68%) to (17.22%)
Met Investors Met/Putnam Research Portfolio B                 1.97%     1.40% to 1.85%    (22.26%) to (21.91%)
Met Investors Oppenheimer Capital Appreciation Portfolio B    0.01%     1.40% to 1.85%    (26.12%) to (25.78%)
Met Investors PIMCO Money Market Portfolio B                  0.59%     0.85% to 1.85%      (0.76%) to 0.24%
Met Investors Janus Aggressive Growth Portfolio B             0.00%     1.40% to 1.85%    (29.16%) to (28.84%)
Met Investors Lord Abbett Growth Opportunity Portfolio        0.00%         1.40%               (25.30%)
Met Investors Lord Abbett Growth Opportunities Portfolio B    0.00%     0.85% to 1.40%    (25.47%) to (25.05%)
Met Investors PIMCO Total Return Portfolio B                  0.00%     1.40% to 1.85%       7.29% to 7.77%
Met Investors PIMCO Innovation Portfolio B                    0.00%     1.40% to 1.85%    (51.64%) to (51.42%)
Met Investors T Rowe Price Mid Cap Growth Portfolio B         0.00%     0.85% to 1.85%    (45.07%) to (44.51%)
Met Investors MFS Research International Portfolio B          0.44%     0.85% to 1.85%    (13.42%) to (12.55%)
Met Investors AIM Mid Cap Core Equity Portfolio B             0.06%     1.40% to 1.85%    (12.45%) to (12.06%)
Met Investors AIM Small Cap Growth Portfolio B                0.00%     1.40% to 1.85%    (28.83%) to (28.51%)

(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                  As of December 31, 2002
                                                           -------------------------------------
                                                                         Unit
                                                                     Fair Value/1/    Net Assets
                                                           Units  (lowest to highest)   (000)
                                                           ------ ------------------- ----------
    Met Investors Harris Oakmark International Portfolio B    227    $8.78 to 8.83       $  2
(h) Met Investors Third Avenue Small Cap Portfolio B        2,119    8.21 to 8.23          17
    GACC Money Market Fund                                  4,683        12.62             59
    Russell Multi-Style Equity Fund                        29,748        5.77             172
    Russell Aggressive Equity Fund                          3,085        7.31              23
    Russell Non-US Fund                                    15,555        5.79              90
    Russell Core Bond Fund                                 20,541        12.27            252
    Russell Real Estate Securities Fund                     2,768        12.70             35
    AIM Premier Equity Fund                                10,435        4.76              50
(h) AIM Premier Equity Fund B                                  36    4.75 to 4.96           -
    AIM Capital Appreciation Fund                          13,397        4.71              63
(h) AIM Capital Appreciation Fund B                            17        4.70               -
    AIM International Growth Fund                           4,648        4.99              23
(h) AIM International Growth Fund B                            16        4.98               -
    Alliance Premier Growth Portfolio                      17,861        4.41              79
    Alliance Premier Growth Portfolio B                     1,048        8.71               9
    Alliance Bernstein Real Estate Investment Portfolio     2,193        12.47             27
    Alliance Bernstein Real Estate Investment Portfolio B     539        10.28              6
    Alliance Bernstein Small Cap Portfolio B                   10        10.24              -
    Alliance Bernstein Value Portfolio B                       10        8.56               -
    Liberty Newport Tiger Fund, Variable Series                 8        8.43               -
    Goldman Sachs Growth & Income Fund                         11        7.57               -
    Goldman Sachs International Equity Fund                     9        7.84               -
    Scudder II Small Cap Growth Portfolio                       9        6.29               -
    Scudder II Dreman Small Cap Value Portfolio             4,730        10.56             50
    Scudder II Government Securities Portfolio                  8        13.04              -
    Scudder I International Portfolio B                       985        4.92               5
    MFS Research Series                                    10,794        5.17              56
    MFS Research Series B                                   1,107        8.05               9
    MFS Investors Trust Series                              1,015        6.41               6
    MFS Investors Trust Series B                                9        8.04               -
    MFS Emerging Growth Series                              5,570        3.44              19

                                                              For the Year ended December 31, 2002
                                                       ---------------------------------------------------
                                                       Investment       Expense              Total
                                                         Income        Ratio/3/            Return/4/
                                                        Ratio/2/  (lowest to highest) (lowest to highest)
                                                       ---------- ------------------- --------------------
Met Investors Harris Oakmark International Portfolio B    0.34%     1.40% to 1.85%    (19.59%) to (19.23%)
Met Investors Third Avenue Small Cap Portfolio B          0.82%     1.40% to 1.85%    (17.92%) to (17.68%)
GACC Money Market Fund                                    4.17%         1.40%                0.23%
Russell Multi-Style Equity Fund                           0.68%         1.40%               (24.26%)
Russell Aggressive Equity Fund                            0.00%         1.40%               (20.18%)
Russell Non-US Fund                                       2.03%         1.40%               (16.33%)
Russell Core Bond Fund                                    3.28%         1.40%                7.33%
Russell Real Estate Securities Fund                       6.09%         1.40%                2.36%
AIM Premier Equity Fund                                   0.41%         1.40%               (31.23%)
AIM Premier Equity Fund B                                 1.16%     0.85% to 1.40%    (31.43%) to (31.05%)
AIM Capital Appreciation Fund                             0.00%         1.40%               (25.41%)
AIM Capital Appreciation Fund B                           0.00%         1.40%               (25.55%)
AIM International Growth Fund                             0.55%         1.40%               (16.85%)
AIM International Growth Fund B                           1.54%         1.40%               (17.10%)
Alliance Premier Growth Portfolio                         0.00%         1.40%               (31.61%)
Alliance Premier Growth Portfolio B                       0.00%         1.40%               (31.80%)
Alliance Bernstein Real Estate Investment Portfolio       2.57%         1.40%                1.17%
Alliance Bernstein Real Estate Investment Portfolio B     2.86%         1.40%                0.89%
Alliance Bernstein Small Cap Portfolio B                  0.00%         1.40%               (7.68%)
Alliance Bernstein Value Portfolio B                      0.00%         1.40%               (14.16%)
Liberty Newport Tiger Fund, Variable Series               1.27%         1.40%               (18.12%)
Goldman Sachs Growth & Income Fund                        1.14%         1.40%               (12.57%)
Goldman Sachs International Equity Fund                   1.32%         1.40%               (19.47%)
Scudder II Small Cap Growth Portfolio                     0.00%         1.40%               (34.39%)
Scudder II Dreman Small Cap Value Portfolio               0.41%         1.40%               (12.58%)
Scudder II Government Securities Portfolio                3.74%         1.40%                6.55%
Scudder I International Portfolio B                       0.62%         1.40%               (19.75%)
MFS Research Series                                       0.27%         1.40%               (25.59%)
MFS Research Series B                                     0.00%         1.40%               (25.77%)
MFS Investors Trust Series                                0.58%         1.40%               (22.06%)
MFS Investors Trust Series B                              0.00%         1.40%               (22.25%)
MFS Emerging Growth Series                                0.00%         1.40%               (34.68%)

(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                 As of December 31, 2002
                                                          -------------------------------------
                                                                        Unit
                                                                    Fair Value/1/    Net Assets
                                                          Units  (lowest to highest)   (000)
                                                          ------ ------------------- ----------
    MFS Emerging Growth Series B                               7       $7.81            $  -
    MFS High Income Series                                   750        9.45               7
    MFS High Income Series B                                 282        9.63               3
    MFS Strategic Income Series B                            229       11.67               3
    MFS New Discovery Series B                             2,470        5.41              13
    Oppenheimer Bond Fund                                  2,140       12.05              26
    Putnam Growth & Income Fund                            7,129        8.03              57
    Putnam Growth & Income Fund B                              8        8.97               -
    Putnam Vista Fund                                     57,415        3.76             216
    Putnam Vista Fund B                                        7        7.55               -
    Putnam International Equity Fund                       8,054        5.82              47
    Putnam International Equity Fund B                     1,410       10.50              15
    Putnam International New Opportunities Fund B              9        8.28               -
    Putnam New Value Fund B                                    7       10.62               -
    Templeton Foreign Securities Fund                      5,879        6.90              41
    Templeton Foreign Securities Fund B                    1,256    7.16 to 7.23           9
    Templeton Developing Markets Securities Fund           3,871        7.20              28
    Templeton Developing Markets Securities Fund B           584        6.87               4
    Templeton Franklin Small Cap Fund B                      560        8.58               5
    Templeton Franklin Large Cap Growth Securities Fund B  2,414   10.08 to 10.17         24
    Templeton Mutual Shares Securities Fund B              1,438   10.64 to 10.68         15
    Templeton Global Income Securities Fund B                 10       12.12               -
    Templeton Growth Securities Fund B                         8       10.41               -
    Fidelity Equity-Income Fund B                              8        9.10               -
    Fidelity Growth Portfolio B                              757        8.67               7
    Fidelity High Income Portfolio B                          10        9.19               -
    American Century Income & Growth Fund                  1,388        6.54               9
    American Century International Fund                       11        5.64               -
    American Century Value Fund                              524       10.71               6
    MetLife Stock Index Portfolio B                        1,068    8.24 to 8.29           9
    MetLife Davis Venture Value Fund E                     1,927    8.29 to 8.39          16
    MetLife Harris Oakmark Focused Value Fund B            5,330   10.63 to 10.71         57
(h) MetLife Jennison Growth Portfolio B                    1,023    7.61 to 7.63           8

                                                             For the Year ended December 31, 2002
                                                      ---------------------------------------------------
                                                      Investment       Expense              Total
                                                        Income        Ratio/3/            Return/4/
                                                       Ratio/2/  (lowest to highest) (lowest to highest)
                                                      ---------- ------------------- --------------------
MFS Emerging Growth Series B                             0.00%         1.40%               (34.78%)
MFS High Income Series                                   7.15%         1.40%                1.14%
MFS High Income Series B                                 1.12%         1.40%                0.90%
MFS Strategic Income Series B                            0.65%         1.40%                6.68%
MFS New Discovery Series B                               0.00%         1.40%               (32.75%)
Oppenheimer Bond Fund                                    7.33%         1.40%                7.56%
Putnam Growth & Income Fund                              1.75%         1.40%               (19.92%)
Putnam Growth & Income Fund B                            1.20%         1.40%               (20.12%)
Putnam Vista Fund                                        0.00%         1.40%               (31.35%)
Putnam Vista Fund B                                      0.00%         1.40%               (31.57%)
Putnam International Equity Fund                         1.04%         1.40%               (18.67%)
Putnam International Equity Fund B                       0.74%         1.40%               (18.82%)
Putnam International New Opportunities Fund B            1.30%         1.40%               (14.83%)
Putnam New Value Fund B                                  1.15%         1.40%               (16.78%)
Templeton Foreign Securities Fund                        1.82%        1.40% to             (19.54%)
Templeton Foreign Securities Fund B                      0.93%     0.85% to 1.40%    (19.70%) to (19.25%)
Templeton Developing Markets Securities Fund             1.65%         1.40%               (1.35%)
Templeton Developing Markets Securities Fund B           2.25%         1.40%               (1.54%)
Templeton Franklin Small Cap Fund B                      0.29%         1.40%               (29.68%)
Templeton Franklin Large Cap Growth Securities Fund B    0.92%     0.85% to 1.40%    (24.26%) to (23.84%)
Templeton Mutual Shares Securities Fund B                1.01%     0.85% to 1.40%    (13.04%) to (12.56%)
Templeton Global Income Securities Fund B                0.89%         1.40%                19.47%
Templeton Growth Securities Fund B                       2.25%         1.40%               (19.62%)
Fidelity Equity-Income Fund B                            1.16%         1.40%               (18.31%)
Fidelity Growth Portfolio B                              0.19%         1.40%               (31.27%)
Fidelity High Income Portfolio B                        10.23%         1.40%                1.86%
American Century Income & Growth Fund                    0.82%         1.40%               (20.49%)
American Century International Fund                      1.37%         1.40%               (21.48%)
American Century Value Fund                              0.92%         1.40%               (13.84%)
MetLife Stock Index Portfolio B                          0.71%     1.40% to 1.85%    (23.94%) to (23.60%)
MetLife Davis Venture Value Fund E                       0.61%     0.85% to 1.85%    (18.08%) to (17.26%)
MetLife Harris Oakmark Focused Value Fund B              0.05%     1.40% to 1.85%    (10.73%) to (10.33%)
MetLife Jennison Growth Portfolio B                      0.00%     1.40% to 1.85%    (23.95%) to (23.72%)

(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                           As of December 31, 2002
                                                     ------------------------------------
                                                                  Unit
                                                              Fair Value/1/    Net Assets
                                                     Units (lowest to highest)   (000)
                                                     ----- ------------------- ----------
  (h)  MetLife MFS Total Return Series B               300    $9.12 to 9.16       $ 3
  (h)  MetLife MFS Investors Trust Series B            602    8.29 to 8.32          5
  (h)  MetLife Capital Guardian U.S. Equity Series B 4,846    7.82 to 7.85         38
       Dreyfus Capital Appreciation Portfolio B      2,982        7.24             22
       Dreyfus Disciplined Stock Portfolio B            11        6.00              -
       Dreyfus Stock Index Fund B                       11        6.09              -
       INVESCO Dynamics Fund                         2,102        4.84             10
       INVESCO High Yield Fund                          11        7.20              -
       PIMCO High Yield Portfolio                      829        9.70              8
       PIMCO Low Duration Portfolio                    434        11.98             5
       PIMCO StocksPLUS Growth & Income Portfolio      559        6.38              4
       PIMCO Total Return Bond Portfolio                 9        12.36             -

                                                     For the Year ended December 31, 2002
                                              ---------------------------------------------------
                                              Investment       Expense              Total
                                                Income        Ratio/3/            Return/4/
                                               Ratio/2/  (lowest to highest) (lowest to highest)
                                              ---------- ------------------- --------------------
MetLife MFS Total Return Series B                0.00%     0.85% to 1.40%     (6.31%) to (6.83%)
MetLife MFS Investors Trust Series B             0.00%     0.85% to 1.40%    (21.00%) to (21.44%)
MetLife Capital Guardian U.S. Equity Series B    0.00%     0.85% to 1.40%    (21.84%) to (21.55%)
Dreyfus Capital Appreciation Portfolio B         1.55%         1.40%               (18.05%)
Dreyfus Disciplined Stock Portfolio B            0.00%         1.40%               (23.80%)
Dreyfus Stock Index Fund B                       1.27%         1.40%               (23.63%)
INVESCO Dynamics Fund                            0.00%         1.40%               (32.85%)
INVESCO High Yield Fund                         11.25%         1.40%               (2.67%)
PIMCO High Yield Portfolio                       6.28%         1.40%               (2.56%)
PIMCO Low Duration Portfolio                     1.78%         1.40%                5.57%
PIMCO StocksPLUS Growth & Income Portfolio       2.63%         1.40%               (21.33%)
PIMCO Total Return Bond Portfolio                3.64%         1.40%                7.57%

(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                    As of December 31, 2001
                                                                  ----------------------------
                                                                            Unit    Net Assets
                                                                  Units  Fair Value   (000)
                                                                  ------ ---------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio             18,248   $41.48      $757
  Met Investors Lord Abbett Growth & Income Portfolio B            1,345    41.39        56
  Met Investors Lord Abbett Bond Debenture Portfolio              12,757    14.00       179
  (i) Met Investors Lord Abbett Bond Debenture Portfolio B         1,822    13.98        25
  Met Investors Lord Abbett Developing Growth Portfolio            8,727    10.63        93
  (i) Met Investors Lord Abbett Developing Growth Portfolio B        349    10.61         4
  Met Investors Lord Abbett Mid-Cap Value Portfolio               14,216    17.48       249
  (i) Met Investors Lord Abbett Mid-Cap Value Portfolio B          1,124    17.46        20
  Met Investors JP Morgan Quality Bond Portfolio                   5,099    13.41        68
  (i) Met Investors JP Morgan Quality Bond Portfolio B               944    13.40        13
  Met Investors JP Morgan Small Cap Stock Portfolio                6,593    14.28        94
  (i) Met Investors Met/Putnam Capital Opportunities Portfolio B       7    14.26         -
  Met Investors JP Morgan Select Equity Portfolio                  7,748    15.75       122
  (i) Met Investors JP Morgan Select Equity Portfolio B              791    15.72        12
  Met Investors JP Morgan Enhanced Index Portfolio                14,754    17.18       253
  (i) Met Investors JP Morgan Enhanced Index Portfolio B               5    17.14         -
  Met Investors JP Morgan International Equity Portfolio          12,169    10.54       128
  (i) Met Investors JP Morgan International Equity Portfolio B         8    10.51         -
  (i) Met Investors Met/Putnam Research Portfolio B                   11     8.07         -
  (i) Met Investors Oppenheimer Capital Appreciation Portfolio B   1,247     8.47        11
  (i) Met Investors PIMCO Money Market Portfolio B                    10    10.15         -
  (i) Met Investors Janus Aggressive Growth Portfolio B               11     7.31         -
  (i) Met Investors Lord Abbett Growth Opportunity Portfolio          10     8.83         -
  (i) Met Investors Lord Abbett Growth Opportunity Portfolio B     1,786     8.82        16
  (i) Met Investors PIMCO Total Return Portfolio B                 1,691    10.54        18
  (i) Met Investors PIMCO Innovation Portfolio B                      12     6.09         -
  (i) Met Investors T Rowe Price Mid Cap Growth Portfolio B          266     8.24         2
  (i) Met Investors MFS Research International Portfolio B         1,021     8.38         9
  Met Investors AIM Mid Cap Core Equity Portfolio B                   10    10.99         -
  Met Investors AIM Small Cap Growth Portfolio B                     250    11.85         3

                                                                  For the Year ended December 31, 2001
                                                                  ------------------------------------
                                                                    Investment      Expense     Total
                                                                  Income Ratio/1/   Ratio/2/   Return/3/
                                                                  --------------    -------    --------
Accumulation units:
  Met Investors Lord Abbett Growth & Income Portfolio                  0.98%         1.40%     (7.04%)
  Met Investors Lord Abbett Growth & Income Portfolio B                0.00%         1.40%     (7.30%)
  Met Investors Lord Abbett Bond Debenture Portfolio                   8.32%         1.40%      2.34%
  (i) Met Investors Lord Abbett Bond Debenture Portfolio B             0.07%         1.40%      2.04%
  Met Investors Lord Abbett Developing Growth Portfolio                0.00%         1.40%     (8.14%)
  (i) Met Investors Lord Abbett Developing Growth Portfolio B          0.00%         1.40%     (8.38%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio                    0.49%         1.40%      6.58%
  (i) Met Investors Lord Abbett Mid-Cap Value Portfolio B              0.00%         1.40%      6.40%
  Met Investors JP Morgan Quality Bond Portfolio                       4.88%         1.40%      5.56%
  (i) Met Investors JP Morgan Quality Bond Portfolio B                 0.12%         1.40%      5.35%
  Met Investors JP Morgan Small Cap Stock Portfolio                    0.17%         1.40%     (9.73%)
  (i) Met Investors Met/Putnam Capital Opportunities Portfolio B       0.00%         1.40%     (9.91%)
  Met Investors JP Morgan Select Equity Portfolio                      0.47%         1.40%     (7.33%)
  (i) Met Investors JP Morgan Select Equity Portfolio B                0.00%         1.40%     (7.64%)
  Met Investors JP Morgan Enhanced Index Portfolio                     0.83%         1.40%     (12.64%)
  (i) Met Investors JP Morgan Enhanced Index Portfolio B               1.06%         1.40%     (12.88%)
  Met Investors JP Morgan International Equity Portfolio               1.29%         1.40%     (21.44%)
  (i) Met Investors JP Morgan International Equity Portfolio B         1.18%         1.40%     (21.68%)
  (i) Met Investors Met/Putnam Research Portfolio B                    0.00%         1.40%     (12.63%)
  (i) Met Investors Oppenheimer Capital Appreciation Portfolio B       0.11%         1.40%     (12.35%)
  (i) Met Investors PIMCO Money Market Portfolio B                     1.99%         1.40%      0.89%
  (i) Met Investors Janus Aggressive Growth Portfolio B                0.00%         1.40%     (18.00%)
  (i) Met Investors Lord Abbett Growth Opportunity Portfolio           0.00%         1.40%     (8.40%)
  (i) Met Investors Lord Abbett Growth Opportunity Portfolio B         0.00%         1.40%     (8.51%)
  (i) Met Investors PIMCO Total Return Portfolio B                     2.50%         1.40%      5.27%
  (i) Met Investors PIMCO Innovation Portfolio B                       0.00%         1.40%     (25.91%)
  (i) Met Investors T Rowe Price Mid Cap Growth Portfolio B            0.00%         1.40%     (16.04%)
  (i) Met Investors MFS Research International Portfolio B             0.21%         1.40%     (12.79%)
  Met Investors AIM Mid Cap Core Equity Portfolio B                    0.00%         1.40%      9.91%
  Met Investors AIM Small Cap Growth Portfolio B                       0.00%         1.40%      18.52%

(i) For the period from May 1, 2001 to December 31, 2001.

/1/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/2/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001    For the Year ended December 31, 2001
                                                             ---------------------------- ------------------------------------
                                                                       Unit    Net Assets   Investment      Expense     Total
                                                             Units  Fair Value   (000)    Income Ratio/1/   Ratio/2/   Return/3/
                                                             ------ ---------- ---------- --------------    -------    --------
Accumulation units, continued:
  Met Investors Harris Oakmark International Portfolio B         10   $10.94      $  -         0.00%         1.40%      9.36%
  GACC Money Market Fund                                          9    12.59         -         0.00%         1.40%      2.69%
  Russell Multi-Style Equity Fund                             8,591     7.62        65         0.52%         1.40%     (15.35%)
  Russell Aggressive Equity Fund                              1,010     9.16         9         0.15%         1.40%     (3.65%)
  Russell Non-US Fund                                         4,311     6.91        30         1.03%         1.40%     (23.08%)
  Russell Core Bond Fund                                      6,223    11.43        71         6.77%         1.40%      5.99%
  Russell Real Estate Securities Fund                           835    12.41        10         6.16%         1.40%      6.39%
  AIM Premier Equity Fund                                     7,127     6.92        49         0.14%         1.40%     (13.78%)
  AIM Capital Appreciation Fund                              10,189     6.31        64         0.00%         1.40%     (24.35%)
  AIM International Growth Fund                               4,646     6.00        28         0.33%         1.40%     (24.60%)
  Alliance Premier Growth Portfolio                          16,205     6.45       104         0.00%         1.40%     (18.35%)
  (i) Alliance Premier Growth Portfolio B                       317    12.77         4         0.00%         1.40%     (18.56%)
  Alliance Bernstein Real Estate Investment Portfolio         2,028    12.32        25         3.79%         1.40%      9.25%
  (i) Alliance Bernstein Real Estate Investment Portfolio B     228    10.19         2         0.48%         1.40%      9.16%
  (i) Alliance Bernstein Small Cap Portfolio B                   10    11.10         -         0.00%         1.40%      10.96%
  (i) Alliance Bernstein Value Portfolio B                       10     9.98         -         0.00%         1.40%     (0.24%)
  (i) Liberty Newport Tiger Fund, Variable Series                 8    10.30         -         1.19%         1.40%     (19.04%)
  (j) Goldman Sachs Growth & Income Fund                         11     8.66         -         0.00%         1.40%     (10.57%)
  (j) Goldman Sachs International Equity Fund                     9     9.74         -         1.17%         1.40%     (23.26%)
  (j) Goldman Sachs Global Income Fund                            9    11.73         -         3.93%         1.40%      3.67%
  (j) Goldman Sachs Internet Tollkeeper Fund                     18     4.26         -         0.00%         1.40%     (34.59%)
  (i) Scudder II Small Cap Growth Portfolio                       9     9.58         -         0.00%         1.40%     (29.76%)
  Scudder II Dreman Small Cap Value Portfolio                 4,578    12.09        55         0.00%         1.40%      16.05%
  (i) Scudder II Government Securities Portfolio                  8    12.24         -         0.00%         1.40%      6.76%
  (i) Scudder I International Portfolio B                        13     6.13         -         0.00%         1.40%     (31.78%)
  MFS Research Series                                         9,960     6.94        69         0.02%         1.40%     (22.35%)
  (i) MFS Research Series B                                       8    10.84         -         0.00%         1.40%     (22.49%)
  MFS Investors Trust Series                                    742     8.22         6         0.67%         1.40%     (17.11%)
  (i) MFS Investors Trust Series B                                9    10.34         -         0.00%         1.40%     (17.28%)
  MFS Emerging Growth Series                                  4,789     5.26        25         0.00%         1.40%     (34.44%)
  (i) MFS Emerging Growth Series B                                7    11.97         -         0.00%         1.40%     (34.55%)
  MFS High Income Series                                        618     9.35         6        10.54%         1.40%      0.68%
  (i) MFS High Income Series B                                   10     9.54         -         0.00%         1.40%      0.20%

(i) For the period from May 1, 2001 to December 31, 2001.
(j) For the period from May 11, 2001 to December 31, 2001.

/1/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/2/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2001    For the Year ended December 31, 2001
                                                             ---------------------------- ----------------------------------
                                                                       Unit    Net Assets   Investment     Expense     Total
                                                             Units  Fair Value   (000)    Income Ratio /1/ Ratio /2/ Return /3/
                                                             ------ ---------- ---------- ---------------  --------  ---------
Accumulation units, continued:
  (i) MFS Strategic Income Series B                               9   $10.94      $  -          0.00%        1.40%    3.10%
  (i) MFS New Discovery Series B                                407     8.04         3          0.00%        1.40%   (6.58%)
  Oppenheimer Bond Fund                                       1,956    11.20        22          8.68%        1.40%    6.29%
  Putnam Growth & Income Fund                                 6,439    10.03        65          1.79%        1.40%   (7.47%)
  (i) Putnam Growth & Income Fund B                               8    11.22         -          0.00%        1.40%   (7.70%)
  Putnam Vista Fund                                          52,362     5.48       287          0.00%        1.40%   (34.32%)
  (i) Putnam Vista Fund B                                         7    11.04         -          0.00%        1.40%   (34.43%)
  Putnam International Growth Fund                            7,244     7.16        52          0.39%        1.40%   (21.53%)
  (i) Putnam International Equity Fund B                        248    12.93         3          0.00%        1.40%   (21.72%)
  (i) Putnam International New Opportunities Fund B               9     9.72         -          0.00%        1.40%   (29.68%)
  (i) Putnam New Value Fund B                                     7    12.76         -          0.00%        1.40%    1.87%
  Templeton Foreign Securities Fund                           5,494     8.58        47          3.43%        1.40%   (16.93%)
  (i) Templeton Foreign Securities Fund B                       329     8.92         3          0.16%        1.40%   (17.17%)
  Templeton Developing Markets Securities Fund                3,584     7.30        26          1.15%        1.40%   (9.34%)
  (i) Templeton Developing Markets Securities Fund B             14     6.98         -          1.07%        1.40%   (9.37%)
  (i) Templeton Franklin Small Cap Fund B                       178    12.20         2          0.00%        1.40%   (16.43%)
  (i) Templeton Franklin Large Cap Growth Securities Fund B     237    13.31         3          0.00%        1.40%   (12.67%)
  (i) Templeton Mutual Shares Securities Fund B                   8    12.23         -          2.04%        1.40%    5.55%
  (i) Templeton Global Income Securities Fund B                  10    10.14         -          2.93%        1.40%    0.81%
  (i) Templeton Growth Securities Fund B                          8    12.95         -          2.11%        1.40%   (2.69%)
  (j) Fidelity Equity-Income Portfolio B                          8    11.14         -          0.00%        1.40%   (6.55%)
  (j) Fidelity Growth Portfolio B                               529    12.61         7          0.00%        1.40%   (19.44%)
  (j) Fidelity High Income Portfolio B                           10     9.03         -          0.00%        1.40%   (13.16%)
  (k) American Century Income & Growth Fund                      11     8.22         -          0.00%        1.40%   (9.60%)
  (k) American Century International Fund                        11     7.19         -          0.00%        1.40%   (29.98%)
  (k) American Century Value Fund                                 9    12.43         -          0.00%        1.40%    11.34%
  MetLife Stock Index Portfolio B                               654    10.85         7          0.00%        1.40%   (14.76%)
  MetLife Davis Venture Value Fund E                            707    10.16         7          0.00%        1.40%   (12.45%)
  MetLife Harris Oakmark Focused Value Fund B                   373    11.95         4          0.00%        1.40%    25.66%
  (k) Dreyfus Capital Appreciation Portfolio B                  701     8.83         6          0.05%        1.40%   (10.89%)
  (k) Dreyfus Disciplined Stock Portfolio B                      11     7.87         -          0.00%        1.40%   (14.67%)
  (k) Dreyfus Stock Index Fund B                                 11     7.97         -          1.12%        1.40%   (13.69%)
  (j) INVESCO Dynamics Fund                                      12     7.20         -          0.00%        1.40%   (32.03%)
  (j) INVESCO High Yield Fund                                    11     7.40         -         10.39%        1.40%   (16.07%)
  (j) PIMCO High Yield Portfolio                                 10     9.95         -          5.07%        1.40%    1.00%
  (j) PIMCO Low Duration Portfolio                                9    11.35         -          2.93%        1.40%    6.87%
  (j) PIMCO StocksPLUS Growth & Income Portfolio                552     8.11         4          3.16%        1.40%   (11.84%)
  (j) PIMCO Total Return Portfolio                                9    11.49         -          2.88%        1.40%    7.02%

(f) For the period from May 1, 2001 to December 31, 2001.
(g) For the period from May 11, 2001 to December 31, 2001.
(h) For the period from May 4, 2001 to December 31, 2001.
(i) For the period from May 1, 2001 to December 31, 2001.
(j) For the period from May 11, 2001 to December 31, 2001.
(k) For the period from May 4, 2001 to December 31, 2001.

/1/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/2/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                             FINANCIAL STATEMENTS
                       December 31, 2004, 2003 and 2002
                         Independent Auditors' Report

      INDEPENDENT AUDITORS' REPORT

      The Board of Directors and Shareholder of
      First MetLife Investors Insurance Company

      We have audited the accompanying balance sheets of First MetLife Investors Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2004 and 2003, and the results of their operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

      DELOITTE & TOUCHE LLP

      Certified Public Accountants
      Tampa, FL
      April 25, 2005

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                                   BALANCE SHEETS
                             DECEMBER 31, 2004 AND 2003
               (DOLLARS IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                               2004      2003
                                                                                            ---------- --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $181,210 and $169,960,
   respectively)                                                                            $  183,755 $175,607
 Mortgage loans on real estate                                                                   7,901        -
 Short-term investments                                                                          6,428    2,554
                                                                                            ---------- --------
   Total investments                                                                           198,084  178,161
Cash and cash equivalents                                                                       18,355    3,768
Accrued investment income                                                                        1,948    1,963
Premiums and other receivables                                                                 484,985  239,360
Deferred policy acquisition costs                                                               42,533   21,912
Current income taxes receivable                                                                    171        -
Deferred income taxes                                                                            4,704      287
Other assets                                                                                    12,388    3,925
Separate account assets                                                                        369,996  116,872
                                                                                            ---------- --------
   Total assets                                                                             $1,133,164 $566,248
                                                                                            ========== ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                            751      248
 Policyholder account balances                                                                 701,749  399,229
 Other policyholder funds                                                                          446       74
 Current income taxes payable                                                                        -    1,508
 Other liabilities                                                                               6,885    3,483
 Separate account liabilities                                                                  369,996  116,872
                                                                                            ---------- --------
   Total liabilities                                                                        $1,079,827 $521,414
                                                                                            ========== ========

Stockholder's Equity:
Common stock, par value $10 per share; 200,000 shares authorized;
   issued and outstanding at December 31, 2004 and 2003                                          2,000    2,000
Additional paid-in capital                                                                      42,721   32,721
Retained earnings                                                                                7,774    7,925
Accumulated other comprehensive income                                                             842    2,188
                                                                                            ---------- --------
   Total stockholders' equity                                                                   53,337   44,834
                                                                                            ---------- --------
   Total liabilities and stockholder's equity                                               $1,133,164 $566,248
                                                                                            ========== ========


                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                   2004     2003    2002
                                                                 -------  -------  -------
REVENUES
Premiums                                                         $   383  $     -  $    86
Investment-type product policy fees                                5,110    1,097      278
Net investment income                                              9,533    8,543    8,773
Other revenues                                                    24,466   17,702   13,738
Net investment gains (losses)                                      1,126     (986)     224
                                                                 -------  -------  -------
   Total revenues                                                 40,618   26,356   23,099
                                                                 -------  -------  -------

EXPENSES
Policyholder benefits and claims                                   2,465      215       79
Interest credited to policyholder account balances                26,065   19,010   16,254
Other expenses                                                    12,439    3,482    1,551
                                                                 -------  -------  -------
   Total expenses                                                 40,969   22,707   17,884
                                                                 -------  -------  -------

(Loss) income before provision for income taxes                     (351)   3,649    5,215
(Benefit) provision for income                                      (188)   1,301    1,800
                                                                 -------  -------  -------
(Loss) income before cumulative effect of a change in accounting    (163)   2,348    3,415
Cumulative effect of a change in accounting, net of income taxes      12        -        -
                                                                 -------  -------  -------
Net (loss) income                                                $  (151) $ 2,348  $ 3,415
                                                                 =======  =======  =======




                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                           ACCUMULATED
                                                                                              OTHER
                                                                  COMMON PAID-IN RETAINED COMPREHENSIVE
                                                                  STOCK  CAPITAL EARNINGS    INCOME      TOTAL
                                                                  ------ ------- -------- ------------- -------
Balance at January 1, 2002                                        $2,000 $32,721  $2,162     $   669    $37,552
Comprehensive income (loss):
 Net income                                                                        3,415                  3,415
 Other comprehensive income (loss):
   Unrealized investment gains\(losses), net of related offsets,
     reclassification adjustments and income taxes                                               620        620
                                                                                                        -------
 Comprehensive income (loss)                                                                              4,035
                                                                  ---------------------------------------------
Balance at December 31, 2002                                       2,000  32,721   5,577       1,289     41,587
Comprehensive income (loss):
 Net income                                                                        2,348                  2,348
 Other comprehensive income (loss):
   Unrealized investment gains\(losses), net of related offsets,
     reclassification adjustments and income taxes                                               899        899
                                                                                                        -------
 Comprehensive income (loss)                                                                              3,247
                                                                  ---------------------------------------------
Balance at December 31, 2003                                       2,000  32,721   7,925       2,188     44,834
 Capital contribution                                                     10,000                         10,000
Comprehensive income (loss):
 Net income (loss)                                                                  (151)                  (151)
 Other comprehensive income (loss):
   Unrealized investment (losses)\gains, net of related offsets,
     reclassification adjustments and income taxes                                            (1,346)    (1,346)
                                                                                                        -------
 Comprehensive income (loss)                                                                             (1,497)
                                                                  ---------------------------------------------
Balance at December 31, 2004                                      $2,000 $42,721  $7,774     $   842    $53,337
                                                                  =============================================



                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                      2004       2003       2002
                                                                                   ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income                                                                  $    (151) $   2,348  $   3,415
 Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                                  1,244        528       (199)
   (Gains) losses from sales of investments and business, net                         (1,171)       986       (224)
   Interest credited to policyholder account balances                                 26,065     19,010     16,254
   Universal life and investment-type product policy fees                             (5,110)    (1,097)      (278)
   Change in accrued investment income                                                    15       (436)      (132)
   Change in premiums and other receivables                                         (245,163)   (17,031)  (107,627)
   Change in deferred policy acquisitions costs, net                                 (19,589)    (6,567)    (5,207)
   Change in insurance related liabilities                                               569        106        146
   Change in income taxes payable                                                     (5,372)      (684)       726
   Change in other assets                                                             (5,582)       301         11
   Change in other liabilities                                                         3,402      1,413     (4,830)
                                                                                   ---------  ---------  ---------
Net cash (used in) operating activities                                             (250,843)    (1,123)   (97,945)
                                                                                   ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments:
   Fixed maturities                                                                   89,135     59,060     87,566
   Mortgage loans on real estate                                                          54          -          -
 Purchases of:
   Fixed maturities                                                                 (100,910)  (101,488)   (84,835)
   Mortgage loans on real estate                                                      (7,955)         -          -
 Net change in short-term investments                                                 (3,875)    (1,950)       (32)
 Net change in other invested assets                                                     (11)        50        (18)
                                                                                   ---------  ---------  ---------
Net cash (used in) provided by investing activities                                  (23,562)   (44,328)     2,681
                                                                                   ---------  ---------  ---------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                          302,239    151,308    117,523
   Withdrawals                                                                       (23,249)  (120,063)   (12,444)
 Capital contribution from the Parent Company                                         10,000          -          -
                                                                                   ---------  ---------  ---------
Net cash provided by financing activities                                            288,990     31,245    105,079
                                                                                   ---------  ---------  ---------
Change in cash and cash equivalents                                                   14,587    (14,206)     9,815
Cash and cash equivalents, beginning of year                                           3,768     17,974      8,159
                                                                                   ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                             $  18,355  $   3,768  $  17,974
                                                                                   =========  =========  =========
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year:
   Interest                                                                        $       -  $       9  $      40
                                                                                   =========  =========  =========
   Income taxes                                                                    $   2,526  $       -  $     (30)
                                                                                   =========  =========  =========


                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BUSINESS

      First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At October 1, 2004 the Company was sold from MetLife Investors Insurance Company ("MLIIC"), a wholly owned subsidiary of MetLife, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), and a traditional life product. The Company is licensed to do business in the state of New York. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most significant estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the fair value of and accounting for derivatives; (iv) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA");
      (v) the liability for future policyholder benefits; (vi) the liability for litigation and regulatory matters; and (vii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2004 presentation.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
      (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary in the period that determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are recorded when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

      Short-term investments are stated at amortized cost, which approximates fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities.
      The associated financial statement risk is the volatility in Net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts

      The Company began entering into derivative transactions during the year ended December 31, 2004. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses swaps to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in Net investment gains (losses).

      Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses). The Company did not have any fair value hedges during the year ended December 31, 2004.

      In a cash flow hedge, changes in the fair value of the derivative are recorded in Other comprehensive income (loss), a separate component of shareholders' equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company did not have any cash flow hedges at December 31, 2004.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

      When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in Net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

      The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses). The Company did not have any embedded derivatives during the year ended December 31, 2004.

      DEFERRED POLICY ACQUISITION COSTS

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC.

      Costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is reestimated and adjusted by a cumulative charge or credit to current operations.

      DAC for annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      VOBA, included as part of DAC, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits or premiums from such policies and contracts.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for as consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      CASH AND CASH EQUIVALENTS

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      GOODWILL

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002 the Company adopted the provisions of SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 20 years and impairments are recognized in operating results when permanent diminution in value was deemed to have occurred.

      The Company recognized no impairments of goodwill during the years ended 2004, 2003 and 2002. Net goodwill, was $177 thousand as of December 31, 2004, 2003 and 2002.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

      Differences between the actual experience and assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net premiums and (ii) premium deficiency reserves. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities average 5%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 10%, less expenses, mortality charges, and withdrawals.

      The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies.

      Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to the amount of expected future policy benefit payments.

      Deposits related to investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include asset management and advisory fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      INCOME TAXES

      The Company applies the concepts of SFAS No. 109, ACCOUNTING FOR INCOME TAXES ("SFAS 109"), which establishes deferred income tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS 109 allows recognition of deferred income tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      The Company files a consolidated federal income tax return with MLIIC and its includible affiliates through September 30, 2004. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. Subsequent to September 30, 2004, the Company will file a separate return.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contact fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the financial statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's separate accounts.

      The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In December 2004, the FASB issued SFAS No. 153, EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION No. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's financial statements at the date of adoption.

      In March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its financial statements.

      Effective January 1, 2004, the Company adopted Statement of Position 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on
      (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $12 thousand, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $28 thousand, including the cumulative effect of adoption.

      Effective October 1, 2003, the Company adopted Statement 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. The Company's application of Issue B36 did not have a significant impact on the Company's financial statements

      Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its financial statements.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS

      ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by Emerging Issues Task Force ("EITF") Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING
      CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). The Company's activities subject to this guidance in 2004 and 2003 were not significant.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2002 the Company adopted SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS--REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 was adopted January 1, 2002. The adoption of SFAS 144 by the Company did not have a material impact on the Company's financial statements at the date of adoption.

      Effective January 1, 2002, the Company adopted SFAS No. 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. There was no impairment of intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.

2.  INVESTMENTS

      FIXED MATURITIES

      Fixed maturities at December 31, 2004 were as follows:

                                                           GROSS
                                                        UNREALIZED  ESTIMATED
                                              AMORTIZED -----------   FAIR
                                                COST     GAIN  LOSS   VALUE
                                              --------- ------ ---- ---------
                                                  (DOLLARS IN THOUSANDS)
   Fixed Maturities:
      U.S. treasury/agency securities         $ 21,012  $  167 $ 69 $ 21,110
      U.S. corporate securities                 98,693   2,758  658  100,793
      Foreign corporate securities               6,484     202   23    6,663
      Residential mortgage-backed securities    32,493     228   99   32,622
      Commercial mortgage-backed securities     14,397      22   99   14,320
      Asset-backed securities                    8,131     135   19    8,247
                                              --------  ------ ---- --------
      Total fixed maturities                  $181,210  $3,512 $967 $183,755
                                              ========  ====== ==== ========

      Fixed maturities at December 31, 2003 were as follows:

                                                           GROSS
                                                        UNREALIZED  ESTIMATED
                                              AMORTIZED -----------   FAIR
                                                COST     GAIN  LOSS   VALUE
                                              --------- ------ ---- ---------
                                                  (DOLLARS IN THOUSANDS)
   Fixed Maturities:
      U.S. treasury/agency securities         $  3,991  $  282 $  - $  4,273
      U.S. corporate securities                 96,100   4,847  263  100,684
      Foreign government securities              2,412     208    -    2,620
      Foreign corporate securities               7,625     298    -    7,923
      Residential mortgage-backed securities    27,308      92  340   27,060
      Commercial mortgage-backed securities     11,251     142   58   11,335
      Asset-backed securities                   21,273     459   20   21,712
                                              --------  ------ ---- --------
      Total fixed maturities                  $169,960  $6,328 $681 $175,607
                                              ========  ====== ==== ========

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $11,543 thousand and $9,086 thousand at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $1,136 thousand and $773 thousand at December 31, 2004 and 2003, respectively. The Company did not have any non-income producing fixed maturities.

      The amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity date, are shown below:

                                                                   ESTIMATED
                                                       AMORTIZED     FAIR
                                                         COST        VALUE
                                                       ---------   ---------
                                                       (DOLLARS IN THOUSANDS)
     Due in one year or less                           $  5,007    $  5,041
     Due after one year through five years               88,343      90,328
     Due after five years through ten years              27,442      28,034
     Due after ten years                                  5,397       5,163
                                                       --------    --------
         Sub total                                      126,189     128,566
     Mortgage-backed and other asset-backed securities   55,021      55,189
                                                       --------    --------
         Total fixed maturities                        $181,210    $183,755
                                                       ========    ========

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities classified as available-for-sale were as follows:

                                        YEARS ENDED DECEMBER 31,
                                       -------------------------
                                         2004     2003     2002
                                       -------  -------  -------
                                         (DOLLARS IN THOUSANDS)
               Proceeds                $44,241  $20,068  $57,231
               Gross investment gains    1,806      343      900
               Gross investment losses    (624)    (482)    (660)

      Gross investment losses above exclude writedowns recorded during 2003 for other than temporarily impaired available-for-sale securities of $897 thousand. There were no writedowns during 2004 and 2002.

      The Company periodically disposes of fixed maturity at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2004 and 2003:

                                                           DECEMBER 31, 2004
                                 ------------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS  EQUAL TO OR GREATER THAN 12 MONTHS         TOTAL
                                 --------------------- ---------------------------------- ---------------------
                                              GROSS                                                    GROSS
                                 ESTIMATED  UNREALIZED ESTIMATED           GROSS          ESTIMATED  UNREALIZED
                                 FAIR VALUE    LOSS    FAIR VALUE     UNREALIZED LOSS     FAIR VALUE    LOSS
                                 ---------- ---------- ----------     ---------------     ---------- ----------
                                                         (DOLLARS IN THOUSANDS)
U.S. treasury/agency securities   $ 6,925      $ 69      $    -            $  -            $ 6,925      $ 69
U.S. corporate securities          34,678       597       2,885              61             37,563       658
Foreign corporate securities        3,435        23           -               -              3,435        23
Residential mortgage-backed
  securities                        7,555        38       4,029              61             11,584        99
Commercial mortgage-backed
  securities                       11,479        99           -               -             11,479        99
Asset-backed securities             2,978        19           -               -              2,978        19
                                  -------      ----      ------            ----            -------      ----
   Total fixed maturities         $67,050      $845      $6,914            $122            $73,964      $967
                                  =======      ====      ======            ====            =======      ====
Total number of securities in an
  unrealized loss position             28                     3                                 31
                                  =======                ======                            =======

                                                      DECEMBER 31, 2003
                            ------------------------------------------------------------------------------
                             LESS THAN 12 MONTHS  EQUAL TO OR GREATER THAN 12 MONTHS         TOTAL
                            --------------------- ---------------------------------- ---------------------
                                         GROSS                                                    GROSS
                            ESTIMATED  UNREALIZED ESTIMATED           GROSS          ESTIMATED  UNREALIZED
                            FAIR VALUE    LOSS    FAIR VALUE     UNREALIZED LOSS     FAIR VALUE    LOSS
                            ---------- ---------- ----------     ---------------     ---------- ----------
                                                    (DOLLARS IN THOUSANDS)
U.S. corporate securities    $ 9,993      $117       $779             $146            $10,772      $263
Residential mortgage-backed
  securities                  17,076       340                                         17,076       340
Commercial mortgage-backed
  securities                   5,475        58          -                -              5,475        58
Asset-backed securities        5,022        20          -                -              5,022        20
                             -------      ----       ----             ----            -------      ----
   Total fixed maturities    $37,566      $535       $779             $146            $38,345      $681
                             =======      ====       ====             ====            =======      ====

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,092 thousand and $968 thousand at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS ON REAL ESTATE

      The Company had $7,901 thousand commercial mortgage loans, net of $45 thousand in valuation allowances at December 31, 2004. The Company held no mortgage loans at December 31, 2003.

      Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2004, 38%, 37% and 25% of the properties were located in Texas, California, and Puerto Rico, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      There were no impaired or restructured mortgage loans on real estate at December 31, 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2004.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                        2004     2003    2002
                                                        ------  ------  ------
                                                       (DOLLARS IN THOUSANDS)
     Fixed maturities                                  $8,912   $8,415  $8,770
     Mortgage loans on real estate                        221        -       -
     Cash, cash equivalents and short-term investments    411      137     142
                                                        ------  ------  ------
       Total                                            9,544    8,552   8,912
     Less: Investment expenses                             11        9     139
                                                        ------  ------  ------
       Net investment income                           $9,533   $8,543  $8,773
                                                        ======  ======  ======

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                ---------------------
                                                 2004       2003   2002
                                                ------    -------  ----
                                                (DOLLARS IN THOUSANDS)
          Fixed maturities                      $1,182    $(1,036) $240
          Mortgage loans on real estate            (45)
          Derivatives                              (11)         -     -
          Other                                      -         50   (16)
                                                ------    -------  ----
            Total net investment gains (losses) $1,126    $  (986) $224
                                                ======    =======  ====

      NET UNREALIZED INVESTMENT GAINS

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2004     2003     2002
                                              -------  -------  -------
                                                (DOLLARS IN THOUSANDS)
        Fixed maturities                      $ 2,545  $ 5,647  $ 4,503
        Amounts allocated from:
          Deferred policy acquisition costs    (1,249)  (2,281)  (2,520)
          Deferred income taxes                  (454)  (1,178)    (694)
                                              -------  -------  -------
          Total                                (1,703)  (3,459)  (3,214)
                                              -------  -------  -------
            Net unrealized investment gains   $   842  $ 2,188  $ 1,289
                                              =======  =======  =======

      The changes in net unrealized investment gains were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     ------------------------
                                                       2004    2003     2002
                                                     -------  ------  -------
                                                      (DOLLARS IN THOUSANDS)
  Balance, beginning of year                         $ 2,188  $1,289  $   669
  Unrealized gains (losses) during the year           (3,102)  1,144    1,992
  Unrealized gains (losses) relating to:
    Deferred policy acquisition costs                  1,032     239   (1,037)
    Deferred income taxes                                724    (484)    (335)
                                                     -------  ------  -------
  Balance, end of year                               $   842  $2,188  $ 1,289
                                                     =======  ======  =======
  Net change in unrealized investment gains (losses) $(1,346) $  899  $   620
                                                     =======  ======  =======

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      Credit default swaps are used by the Company to hedge against credit related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      These credit default swaps do not qualify for hedge accounting under SFAS 133.

      For the year ended December 31, 2004 recognized as Net investment gains (losses) changes in fair value of ($11) thousand related to derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

      The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS

      Information regarding VOBA and DAC for the year ended December 31, 2004, 2003 and 2002 is as follows:

                                                       DEFERRED
                                             VALUE OF   POLICY
                                             BUSINESS ACQUISITION
                                             ACQUIRED    COSTS     TOTAL
                                             -------- ----------- -------
                                                (DOLLARS IN THOUSANDS)
      Balance at January 1, 2002              $1,216    $ 9,720   $10,936
      Capitalizations                              -      5,624     5,624
                                              ------    -------   -------
          Total                                1,216     15,344    16,560
                                              ------    -------   -------
      Amortization related to:
        Net investment gains (losses)              -         54        54
        Unrealized investment gains (losses)    (146)     1,183     1,037
        Other expenses                           178        185       363
                                              ------    -------   -------
          Total amortization                      32      1,422     1,454
                                              ------    -------   -------
      Balance at December 31, 2002             1,184     13,922    15,106
      Capitalizations                              -      8,047     8,047
                                              ------    -------   -------
          Total                                1,184     21,969    23,153
                                              ------    -------   -------
      Amortization related to:
        Net investment gains (losses)            (10)      (145)     (155)
        Unrealized investment gains (losses)     (92)      (147)     (239)
        Other expenses                           169      1,466     1,635
                                              ------    -------   -------
          Total amortization                      67      1,174     1,241
                                              ------    -------   -------
      Balance at December 31, 2003             1,117     20,795    21,912
      Capitalizations                              -     29,169    29,169
                                              ------    -------   -------
          Total                                1,117     49,964    51,081
                                              ------    -------   -------
      Amortization related to:
        Net investment gains (losses)             12        188       200
        Unrealized investment gains (losses)     (54)      (978)   (1,032)
        Other expenses                          (574)     9,944     9,370
                                              ------    -------   -------
          Total amortization                    (616)     9,154     8,538
                                              ------    -------   -------
      Dispositions and other                      (2)        (8)      (10)
                                              ------    -------   -------
      Balance at December 31, 2004            $1,731    $40,802   $42,533
                                              ======    =======   =======

      The estimated future amortization expenses allocated to other expense for VOBA is $161 thousand in 2005, $159 thousand in 2006, $154 thousand in 2007, $148 thousand in 2008, and $105 thousand in 2009.

      Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions and methodology used in establishing DAC and VOBA amortization. During 2004 the Company updated significant parts of the underlying assumptions used to establish DAC and VOBA amortization. As a result of the updated assumption, the Company re-estimated the cumulative amortization and recorded a cumulative charge to the current period of $4 million, before income tax, causing an increase in amortization related to other expenses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements are as follows:

                                             SALES INDUCEMENTS
                                           ----------------------
                                           (DOLLARS IN THOUSANDS)
              Balance at January 1, 2004          $ 3,548
              Capitalization                       10,739
              Amortization                         (2,380)
                                                  -------
              Balance at December 31, 2004        $11,907
                                                  =======

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

      The Company had the following types of guarantees relating to annuity contracts at:

                                                      DECEMBER 31, 2004
   ANNUITY CONTRACTS                             -------------------------
                                                 IN THE EVENT       AT
                                                   OF DEATH    ANNUITIZATION
                                                 ------------  -------------
                                                    (DOLLARS IN THOUSANDS)
   RETURN OF NET DEPOSITS
       Separate Account value                     $  93,588            N/A
       Net amount at risk                         $     343(1)         N/A
       Average attained age of contractholders     61 years            N/A
   ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
       Separate Account Value                     $ 305,448      $ 317,155
       Net amount at risk                         $      54(1)   $      50(2)
       Average attained age of contractholders     60 years       59 years

        --------
         (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

         (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      Liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts are as follows:

                                             ANNUITY CONTRACTS
                                           ----------------------
                                                 GUARANTEED
                                               ANNUITIZATION
                                                  BENEFITS
                                           ----------------------
                                           (DOLLARS IN THOUSANDS)
              Balance at January 1, 2004          $    15
              Incurred guaranteed benefits            (15)
              Paid guaranteed benefits                  -
                                                  -------
              Balance at December 31, 2004        $     -
                                                  =======

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                          DECEMBER 31, 2004
                                        ----------------------
                                        (DOLLARS IN THOUSANDS)
                  Mutual Fund Groupings
                  Equity                       $288,589
                  Bond                           47,984
                  Balanced                       16,766
                  Money Market                    3,529
                  Specialty                       5,728
                                               --------
                    Total                      $362,596
                                               ========

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $369,996 thousand and $116,872 thousand at December 31, 2004 and 2003, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $5,110 thousand, $1,097 thousand and $278 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 75% of the mortality risk for all new individual life insurance policies that it writes. The Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contigently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The Company currently reinsures 90% of its new production of fixed annuity to an affiliate. The Company also reinsures with an affiliate certain guarantees in connection with benefit features offered under some of its individual variable annuities.

      The Company had premiums of $383 thousand net of ceded reinsurance of $22 thousand for the year ended December 31, 2004, and $86 thousand with no ceded reinsurance for the year ended December 31, 2002. The Company had no premiums for the year ended December 31, 2003.

      Reinsurance recoveries netted against policyholder benefits were $187 thousand for the year ended December 31, 2004. The Company had no reinsurance recoveries netted against policyholder benefits for the years ended December 31, 2003 and 2002.

6.  INCOME TAXES

      Income tax provision (benefit) attributable to income from operations consists of the following:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                                2004    2003    2002
                                              -------  ------  ------
                                               (DOLLARS IN THOUSANDS)
         Current:
           Federal:                           $ 3,505  $1,568  $  685
           State:                                   6       -     (29)
         Deferred:
           Federal:                            (3,699)   (267)  1,144
                                              -------  ------  ------
         (Benefit) provision for income taxes $  (188) $1,301  $1,800
                                              =======  ======  ======

      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported for operations were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                ---------------------
                                                 2004     2003    2002
                                                -----    ------  ------
                                                (DOLLARS IN THOUSANDS)
         Tax provision at U.S. statutory rate   $(123)   $1,277  $1,825
         Tax effect of:
           Tax preferred investment income        (10)       (2)     (2)
           State tax net of federal benefit         4         -     (30)
           Other, net                             (59)       26       7
                                                -----    ------  ------
           (Benefit) provision for income taxes $(188)   $1,301  $1,800
                                                =====    ======  ======

      The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities as December 31, 2004 and 2003 are presented below (in thousands):

                                                      2004    2003
            YEARS ENDED DECEMBER 31                  ------- ------
            Deferred tax assets:

            Reserve for future policy benefits       $13,061 $8,478
            Tax basis of intangible assets purchased     263    639
            Capital loss carryforwards                 7,258    176
                                                     ------- ------
            Gross deferred tax assets                 20,582  9,293

            Deferred tax liabilities:

            Deferred policy acquisition costs         13,705  7,292
            Investments                                1,699    430
            Net unrealized investment gains              454  1,178
            Other, net                                    20    106
                                                     ------- ------
              Total deferred tax liabilities          15,878  9,006
                                                     ------- ------
            Net deferred asset                       $ 4,704 $  287
                                                     ======= ======

      The Company has capital loss carryforwards of $343 thousand at December 31, 2004, which will expire between 2006 and 2008. The Company has net operating loss carryforwards of $20,395 thousand which will expire in 2019. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

      The Company has been audited by the Internal Revenue Service for the years through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

      The Company joined MLIIC's includible affiliates in filing a financial federal income tax return through September 30, 2004. Pursuant to the tax allocation agreement, the amounts due to/(from) affiliates are ($170) thousand at December 31, 2004 and $1,508 thousand at December 31, 2003. Subsequent to September 30, 2004, the Company will file a separate federal tax return.

7.  COMMITMENTS AND CONTINGENCIES

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. Many insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation practices. MetLife is continuing to conduct an internal review of its commission payment practices. The Company continues to fully cooperate with these inquiries.

      Various litigation, claims, requests or assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters that may be brought against the Company, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the New York State Insurance Law, the maximum amount of distributions which can be made to MetLife in any given year, without prior approval by the New York Commissioner of Insurance, is equal to the lesser of (i) 10% of the Company's surplus as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). Any dividends paid whether or not in excess of the aforementioned requirements need approval of the New York Commissioner of Insurance. At December 31, 2004, the Company's statutory net gain from operations was less than zero, therefore the Company can not pay a dividend in 2005 without prior approval from the state insurance regulatory authorities.

      STATUTORY EQUITY AND INCOME

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis.

      Statutory net income (loss) of the Company, as filed with the Insurance Department of New York, was $(15,402) thousand, $4,318 thousand and $4,489 thousand for the years ended December 31, 2004, 2003 and 2002, respectively; statutory capital and surplus, as filed was, $29,997 thousand and $37,646 thousand at December 31, 2004 and 2003, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                               2004    2003    2002
                                                             -------  -----  -------
                                                              (DOLLARS IN THOUSANDS)
Holding (losses)gains on investments arising during the year $(3,174) $(371) $ 2,415
Income tax effect of holding losses or gains                   1,110    130     (846)
Reclassification adjustments:
    Recognized holding (gains)losses included in current
      year income                                             (1,172)   987     (224)
    Amortization of premium and discount on investments        1,244    528     (199)
    Income tax effect                                            (25)  (530)     148
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts                                1,032    239   (1,037)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                    (361)   (84)     363
                                                             -------  -----  -------
Other comprehensive (loss) income                            $(1,346) $ 899  $   620
                                                             =======  =====  =======

9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2004      2003     2002
                                                --------  -------  -------
                                                  (DOLLARS IN THOUSANDS)
     Compensation                               $     73  $    99  $    24
     Commissions                                  26,330    7,082    5,493
     Interest and debt issue costs                     -        9       40
     Amortization of policy acquisition costs      9,570    1,480      417
     Capitalization of policy acquisition costs  (29,169)  (8,047)  (5,624)
     Other                                         5,635    2,859    1,201
                                                --------  -------  -------
       Total other expenses                     $ 12,439  $ 3,482  $ 1,551
                                                ========  =======  =======

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              CARRYING   ESTIMATED
                                               VALUE     FAIR VALUE
              DECEMBER 31, 2004               --------   ----------
                                              (DOLLARS IN THOUSANDS)
              ASSETS:
                Fixed maturities              $183,755    $183,755
                Mortgage loans on real estate    7,901       8,023
                Short-term investments           6,428       6,428
                Cash and cash equivalents       18,355      18,355
              LIABILITIES:
                Policyholder account balances  701,749     665,344

                                              CARRYING   ESTIMATED
                                               VALUE     FAIR VALUE
              DECEMBER 31, 2003               --------   ----------
                                              (DOLLARS IN THOUSANDS)
              ASSETS:
                Fixed maturities              $175,607    $175,607
                Short-term investments           2,554       2,554
                Cash and cash equivalents        3,768       3,768
              LIABILITIES:
                Policyholder account balances  399,229     380,734

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         FIXED MATURITIES

            The fair value of fixed maturities is based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         MORTGAGE LOANS ON REAL ESTATE

            Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

         CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

            The carrying values for cash and cash equivalents and short-term investments approximates fair values due to the short-term maturities of these instruments.

         POLICYHOLDER ACCOUNT BALANCES

            The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

11. RELATED PARTY TRANSACTIONS

      Effective 2001, the Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies. Metropolitan Life Insurance Company ("Metropolitan Life") provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2004, 2003 and 2002 for the Company, recorded in other expenses were $5,406 thousand, $2,231 thousand and $771 thousand, respectively.

      Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand alone entity.

      The Company has various reinsurance agreements with affiliated entities. Included in other revenues are reinsurance financing fees received from Metropolitan Life a related party, of $25,157 thousand, $17,582 thousand and $13,730 thousand in 2004, 2003 and 2002, respectively. Included in premiums and other receivables are ceded receivables to Metropolitan Life of $406,713 thousand and $242,990 thousand at December 31, 2004 and 2003, respectively.

      In 2004, the Company received a cash capital contribution of $10,000 thousand dollars from Metropolitan Life.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. Financial Statements
  ------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
 B hereof:


1.     Report of Independent Auditors.


2.     Statement of Assets and Liabilities of December 31, 2004.

3.     Statement of Operations for the year ended December 31, 2004.

4. Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003.

5.     Notes to Financial Statements-December 31, 2004 and 2003.


The following financial statements of the Company are included in Part B hereof:

1.     Independent Auditors Report.


2.     Balance Sheets as of December 31, 2004 and 2003.

3.     Statements of Income for the years ended December 31, 2004, 2003 and
2002.

4. Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

5.     Statements of Cash Flows for the years ended December 31, 2004, 2003 and
2002.


6.     Notes to Financial Statements.

b. Exhibits
  ------------------------------------------------------------------------------

1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.(1)

2.     Not Applicable.


3.   (i)
     Principal Underwriter's and Selling Agreement. (effective January 1,
2001).(8)

  (ii) Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002).(8)


4.   (i)
     Individual Flexible Purchase Payment Deferred Variable Annuity
Contract.(2)

  (ii)      Fixed Account Rider.(2)

  (iii)      Enhanced Dollar Cost Averaging Rider.(2)

  (iv)      Three Month Market Entry Rider.(2)

  (v)      Death Benefit Rider - (Annual Step-Up).(2)

  (vi) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider.(2)

  (vii)      Waiver of Withdrawal Charge for Terminal Illness Rider.(2)

  (viii)      Individual Retirement Annuity Endorsement.(2)

  (ix)      Roth Individual Retirement Annuity Endorsement.(2)

  (x)      401 Plan Endorsement.(2)

  (xi)      Tax Sheltered Annuity Endorsement.(2)

  (xii)      Unisex Annuity Rates Rider.(2)

  (xiii)      Simple Individual Retirement Annuity Endorsement.(2)


  (xiv)      Individual Retirement Annuity Endorsement 6023.1 (9/02).(8)

  (xv)      Tax Sheltered Annuity Endorsement 6026.1 (9/02),(8)

  (xvi)      Roth Individual Retirement Annuity Endorsement 6024.1 (9/02).(8)

  (xvii)      401 (a)/403 (a) Plan Endorsement 6025.1 (9/02).(8)

  (xviii)      Simple Individual Retirement Annuity Endorsement 6276 (9/02).(8)

  (xix) Endorsement (Name change effective February 5, 2001. First Metlife Investors Insurance Company; formerly First Cova Life Insurance Company)(4)

5.   (i)
     Form of Variable Annuity Application.(3)

  (ii)      Form of Variable Annuity Application Class AA 4515 (5/04)
(APPA-504AANY)(6)

  (iii)      Form of Variable Annuity Application Class B 4516 (5/04)
(APPVA-504BNY)(6)

6.   (i)
     Copy of Articles of Incorporation of the Company.(1)

  (ii)      Copy of Amended and Restated Bylaws of the Company.(3)

7.   (i)
     Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company.(5)

8.   (i)
     Form of Fund Participation Agreement by and among AIM Variable Insurance
        Funds, Inc., AIM Distributors, Inc., First Cova Life Insurance Company and Cova Life Sales Company (April 3, 2000)(4)

  (ii) Participation Agreement among First MetLife Investors Insurance Company, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (May 1, 2001)(3)

  (iii) Fund Participation Agreement between First MetLife Investors Insurance Company, and each of Dreyfus Variable Investment Fund and Dreyfus Life and Annuity Index Funds, Inc. (d/b/a Dreyfus Stock Index
       Fund) (April 27, 2001)(3)

  (iv) Participation Agreement by and among First MetLife Investors Insurance Company, Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (May 11, 2001)(3)

  (v) Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and First Cova Financial Life Insurance Company (September 1, 2000)(3)

  (vi) Participation Agreement among MFS Variable Insurance Trust, First Cova Life Insurance Company and Massachusetts Financial Services Company (April 2000)(4)

  (vii) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001)(3)

  (viii) Participation Agreement among First MetLife Investors Insurance Company, Pimco Variable Insurance Trust and Pimco Funds Distributors LLC (March 1, 2001)(3)

  (ix) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and First Cova Life Insurance Company (June 15, 2000) and Amendment dated May 1, 2001 to Participation Agreement(3)

  (x) Participation Agreement by and between Scudder Variable Series I and First MetLife Investors Insurance Company (May 1, 2001)(3)


  (xi) Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (February 1, 2001)(8)


9.     Opinion and Consent of Counsel(6)

10.   (i)
     Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

  (ii) Consent of Counsel (Sutherland, Asbill & Brennan LLP) (filed herewith)

  (iii) Consent of Counsel (First MetLife Investors Insurance Company) (filed herewith)

11.     Not Applicable.

12.     Not Applicable.

13.     Powers of Attorney for James P. Bossert, Michael K. Farrell, Elizabeth
       M. Forget, George Foulke, Francis A. Goodhue, III, Richard A. Hemmings, Hugh C. McHaffie, Richard C. Pearson, Thomas A. Price, Jeffrey A. Tupper, Robert L. Davidow and Lisa S. Kuklinski.(7)

(1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

(2) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.

(3) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.

(4) incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 30, 2003.

(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 27, 2004.


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on April 29, 2004.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      --------------------------------------
Michael K. Farrell                         Chairman of the Board, President,
22 Corporate Plaza Drive                   Chief Executive Officer and Director
Newport Beach, CA 92660
Norse N. Blazzard                          Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL 33308
James P. Bossert                           Executive Vice President,
22 Corporate Plaza Drive                   Chief Financial Officer and Director
Newport Beach, CA 92660
Robert L. Davidow                          Director
367 Stanwich Road
Greenwich, CT 06830
Elizabeth M. Forget                        Executive Vice President and Director
260 Madison Avenue
New York, NY 10016
George Foulke                              Director
501 Route 22
Bridgewater, NJ 08807
Francis A. Goodhue, III                    Director
Morgan Guaranty
345 Park Avenue
New York, NY 10017
Richard A. Hemmings                        Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL 60603
Lisa S. Kuklinski                          Director
Harborside Financial Center
600 Plaza II
Jersey City, NJ 07311
Hugh C. McHaffie                           Executive Vice President and Director
501 Boylston Street
Boston, MA 02116

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------      ----------------------------------------
Thomas A. Price                            Director
Bank of New York
1 Wall Street
New York, NY 10286
Kevin J. Paulson                           Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266
Richard C. Pearson                         Executive Vice President,
22 Corporate Plaza Drive                   General Counsel, Secretary and Director
Newport Beach, CA 92660
Helayne F. Klier                           Executive Vice President
260 Madison Avenue
New York, NY 10016
Jeffrey A. Tupper                          Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Leonard M. Bakal                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                       Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660
Betty Davis                                Vice President
1125 17th Street
Suite 800
Denver, CO 80202
Brian C. Kiel                              Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                      Vice President
501 Boylston Street
Boston, MA 02116
Marian J. Zeldin                           Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                           Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660
Henryk Sulikowski, Jr.                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                      Treasurer
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of February 28, 2005, there were 437 qualified contract owners and 287 non-qualified contract owners of Class VA contracts; 47 qualified contract owners and 47 non-qualified contract owners of Class AA contracts; and 1 qualified contract owner and 2 non-qualified owner of Class B contracts.


ITEM 28. INDEMNIFICATION

     The Bylaws of the Company (Article VII, Section VII.1) provide that:

     The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

     The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

     The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

     A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

     Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

     Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.

     If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

     The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

     No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


    Met Investors Series Trust
       MetLife Investors USA Separate Account One
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One
       MetLife Investors Variable Life Account Five
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       Separate Account A of Paragon Life
       Separate Account B of Paragon Life
       Separate Account C of Paragon Life
       Separate Account D of Paragon Life


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.



NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      ---------------------------------------
Michael K. Farrell                         Director
22 Corporate Plaza Drive
Newport Beach, CA 92660
Craig W. Markham                           Director
13045 Tesson Ferry Road
St. Louis, MO 63128

NAME AND PRINCIPAL BUSINESS ADDRESS        POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------      ---------------------------------------
William J. Toppeta                         Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101
Leslie Sutherland                          President
1 Metlife Plaza
Long Island City NY 11101
Timothy A. Spangenberg                     Executive Vice President,
13045 Tesson Ferry Road                    Chief Financial Officer
St. Louis, MO 63128
Elizabeth M. Forget                        Executive Vice President,
260 Madison Avenue                         Chief Marketing Officer
New York, NY 10016
Edward C. Wilson                           Executive Vice President,
22 Corporate Plaza Drive                   Chief Distribution Officer
Newport Beach, CA 92660
Paul A. LaPiana                            Executive Vice President,
22 Corporate Plaza Drive                   Life Insurance Distribution Division
Newport Beach, CA 92660
Helayne F. Klier                           Executive Vice President
260 Madison Avenue
New York, NY 10016
Richard C. Pearson                         Executive Vice President,
22 Corporate Plaza Drive                   General Counsel, Secretary
Newport Beach, CA 92660
Anthony J. Williamson                      Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101
Charles M. Deuth                           Vice President, National Accounts
22 Corporate Plaza Drive                   and Director
Newport Beach, CA 92660
Deborah L. Buffington                      Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                                (2)                   (3)                 (4)                (5)
                                                Net Underwriting
                                                 Discounts And          Compensation         Brokerage            Other
Name of Principal Underwriter                     Commissions          On Redemption        Commissions        Compensation
-----------------------------------------      -----------------      ---------------      -------------      -------------
 MetLife Investors Distribution Company           $11,902,127              $0                  $0                 $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
    02110

     (d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, New Port Beach, CA 92660

     (e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of New York and State of New York on this 25th day of April 2005.



        FIRST METLIFE INVESTORS VARIABLE ANNUITY
        ACCOUNT ONE
        (Registrant)
        By:        FIRST METLIFE INVESTORS INSURANCE COMPANY
        By:        /s/ Michael K. Farrell
                   ----------------------------------------
                   Michael K. Farrell
                   President and Chief Executive Officer
        FIRST METLIFE INVESTORS INSURANCE COMPANY
        (Depositor)
        By:        /s/ Michael K. Farrell
                   ----------------------------------------
                   Michael K. Farrell
                   President and Chief Executive Officer


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2005.



/s/ Michael K. Farrell*
--------------------------------        Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                      President and Director
/s/ James P. Bossert*                   Executive Vice President and Chief Financial Officer
--------------------------------
                                        (Principal Accounting Officer) and Director
James P. Bossert
                                        Director
--------------------------------
Norse N. Blazzard
/s/ Robert L. Davidow*                  Director
--------------------------------
Robert L. Davidow
/s/ Elizabeth M. Forget*                Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                      Director
--------------------------------
George Foulke
/s/ Francis A. Goodhue, III*            Director
--------------------------------
Francis A. Goodhue, III
/s/ Robert A. Hemmings*                 Director
--------------------------------
Robert A. Hemmings
/s/ Lisa S. Kuklinski*                  Director
--------------------------------
Lisa S. Kuklinski
/s/ Hugh C. McHaffie*                   Director
--------------------------------
Hugh C. McHaffie
/s/ Richard C. Pearson*                 Director
--------------------------------
Richard C. Pearson
/s/ Thomas A. Price*                    Director
--------------------------------
Thomas A. Price
/s/ Jeffrey A. Tupper*                  Director
--------------------------------
Jeffrey A. Tupper

        *By:        /s/ Michele H. Abate
                    ----------------------------------------
                    Michele H. Abate, Attorney-In-Fact
                    April 25, 2005


* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96775/811-08306) filed as Exhibit 14 on April 29, 2004.

                               INDEX TO EXHIBITS

10(i)      Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)

10(ii)      Consent of Sutherland Asbill & Brennan LLP

10(iii)      Consent of Counsel (First MetLife Investors Insurance Company)